[TRANSAMERICA IDEX MUTUAL FUNDS GRAPHIC]                           Prospectus
                                                                   March 1, 2006


                                 Class I Shares

       Neither the U.S. Securities and Exchange Commission nor any state securities commission has approved or disapproved these securities or passed upon the adequacy or accuracy of this prospectus.
           Any representation to the contrary is a criminal offense.


--------------------------------------------------------------------------------
Not insured by FDIC or any federal government agency.   May lose value.

Not a deposit of or guaranteed by any bank, bank affiliate, or credit union.
--------------------------------------------------------------------------------

                               TABLE OF CONTENTS
--------------------------------------------------------------------------------

SECTION A -- FUND DESCRIPTION..........................    4
         TA IDEX American Century Large Company
              Value....................................    4
         TA IDEX Salomon Investors Value...............    8
         TA IDEX Marsico Growth........................   11
         TA IDEX Transamerica Equity...................   15
         TA IDEX Great Companies -- America(SM)........   18
         TA IDEX Janus Growth..........................   21
         TA IDEX T. Rowe Price Tax-Efficient Growth....   25
         TA IDEX Mercury Large Cap Value...............   28
         TA IDEX UBS Large Cap Value...................   31
         TA IDEX Jennison Growth.......................   35
         TA IDEX Salomon All Cap.......................   39
         TA IDEX Transamerica Growth Opportunities.....   43
         TA IDEX Van Kampen Mid-Cap Growth.............   46
         TA IDEX J.P. Morgan Mid Cap Value.............   49
         TA IDEX Transamerica Small/Mid Cap Value......   52
         TA IDEX T. Rowe Price Small Cap...............   55
         TA IDEX Van Kampen Small Company Growth.......   58
         TA IDEX Transamerica Balanced.................   62
         TA IDEX Transamerica Value Balanced...........   65
         TA IDEX AllianceBernstein International
              Value....................................   68
         TA IDEX American Century International........   72
         TA IDEX Evergreen International Small Cap.....   76
         TA IDEX Federated Market Opportunity..........   81
         TA IDEX JPMorgan International Bond...........   86
         TA IDEX Marsico International Growth..........   90
         TA IDEX Mercury Global Allocation.............   94
         TA IDEX Neuberger Berman International........   99
         TA IDEX Oppenheimer Developing Markets........  102
         TA IDEX Templeton Great Companies Global......  106
         TA IDEX Clarion Global Real Estate
              Securities...............................  111
         TA IDEX Evergreen Health Care.................  115
         TA IDEX Great Companies -- Technology(SM).....  120
         TA IDEX PIMCO Real Return TIPS................  124
         TA IDEX PIMCO Total Return....................  129
         TA IDEX Transamerica Convertible Securities...  133
         TA IDEX Transamerica Flexible Income..........  136
         TA IDEX Transamerica High-Yield Bond..........  141
         TA IDEX Transamerica Short-Term Bond..........  145
         TA IDEX Van Kampen Emerging Markets Debt......  149
         TA IDEX Transamerica Money Market.............  154

SECTION B -- SHAREHOLDER INFORMATION...................  156
         Regulatory Proceedings........................  156
         Investment Adviser............................  156
         Class I Shares................................  156
         Features and Policies.........................  156
         Distribution of Shares........................  158
         Other Distribution or Service Arrangements....  158
         Distributions and Taxes.......................  158

-    APPENDIX A -- EXPLANATION OF STRATEGIES AND
     RISKS.............................................  A-1

-    APPENDIX B -- BOND RATINGS........................  B-1

SECTION A -- FUND DESCRIPTION

Transamerica IDEX Mutual Funds (TA IDEX) consists of several individual funds. Each fund invests in a range of securities, such as stocks and/or bonds. Please read this prospectus carefully before you invest or send money. It has been written to provide information and assist you in making an informed decision. If you would like additional information, please request a copy of the Statement of Additional Information (SAI).

In addition, we suggest you contact your financial professional or a TA IDEX customer service representative, who will assist you.

PLEASE NOTE:

THIS PROSPECTUS INCLUDES CLASS I SHARES ONLY. CLASS I SHARES OF THE TA IDEX FUNDS LISTED IN THIS PROSPECTUS ARE CURRENTLY ONLY OFFERED FOR INVESTMENT TO CERTAIN FUND OF FUNDS OF AEGON/TRANSAMERICA SERIES TRUST (ATST): ATST ASSET ALLOCATION -- CONSERVATIVE PORTFOLIO, ATST ASSET ALLOCATION -- GROWTH PORTFOLIO, ATST ASSET ALLOCATION -- MODERATE GROWTH PORTFOLIO AND ATST ASSET ALLOCATION -- MODERATE PORTFOLIO, AND THE FOLLOWING TA IDEX FUND OF FUNDS: TA IDEX ASSET ALLOCATION -- CONSERVATIVE PORTFOLIO, TA IDEX ASSET ALLOCATION -- GROWTH PORTFOLIO, TA IDEX ASSET ALLOCATION -- MODERATE GROWTH PORTFOLIO, TA IDEX ASSET ALLOCATION -- MODERATE PORTFOLIO AND TA IDEX MULTI-MANAGER INTERNATIONAL FUND.

TO HELP YOU UNDERSTAND

In this prospectus, you'll see symbols like the ones below. These are "icons," graphic road signs that let you know at a glance the subject of the nearby paragraphs. The icons serve as tools for your convenience as you read this prospectus.

(CHECK MARK ICON)
OBJECTIVE
What is the fund's investment objective? Learn about your fund's goal or objective.

(CIRCLE I ICON)
PRINCIPAL STRATEGIES AND POLICIES
How does the fund go about trying to meet its goal? Read about the types of investments each fund contains and what style of investment philosophy it employs.

(EXCLAMATION ICON)
PRINCIPAL RISKS
What are the specific risks for an investor in the fund? Find out what types of risks are associated with each fund.

(PERCENTAGE ICON)
PAST PERFORMANCE
What is the investment performance of the fund? See how well each fund has performed in the past year, five years, ten years or since its inception.

(DOLLAR ICON)
FEES AND EXPENSES
How much does it cost to invest in the fund? Learn about each fund's fees and expenses.

(QUESTION MARK ICON)
ADDITIONAL INFORMATION
Who manages the fund and how much are they paid? See information about each fund's advisers, as well as the fees paid to them.

AN INVESTMENT IN A TA IDEX FUND IS NOT A DEPOSIT OF A BANK AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

SECTION A -- FUND DESCRIPTIONS
--------------------------------------------------------------------------------

TA IDEX AMERICAN CENTURY LARGE COMPANY VALUE
--------------------------------------------------------------------------------

SUMMARY OF RISKS AND RETURNS

(CHECK MARK ICON)
OBJECTIVE
---------------------------------------------------------
The objective of TA IDEX American Century Large Company Value is to seek long-term capital growth; income is a secondary goal.

(CIRCLE I ICON)
PRINCIPAL STRATEGIES AND POLICIES
---------------------------------------------------------
The fund's sub-adviser, American Century Investment Management, Inc. (American Century), seeks to achieve this objective by investing principally in:

- U.S. equity securities

The fund invests primarily in larger companies. Under normal market conditions the fund will have at least 80% of its assets in equity securities of companies comprising the Russell 1000 Value Index.

The fund's sub-adviser looks for stocks of companies that it believes are undervalued at the time of purchase. The managers use a value investment strategy that looks for companies that are temporarily out of favor in the market. The managers attempt to purchase the stocks of these undervalued companies and hold them until they have returned to favor in the market and their stock prices have gone up. The managers may sell stocks from the fund's portfolio if they believe a stock no longer meets their valuation criteria.

Companies may be undervalued due to market declines, poor economic conditions, actual or anticipated bad news regarding the issuer or its industry, or because they have been over looked by the market. To identify these companies, the fund managers look for companies with earnings, cash flows and/or assets that may not be reflected accurately in the companies' stock prices or may be outside the companies' historical ranges. The managers also may consider whether the companies' securities have a favorable income paying history and whether income payments are expected to increase.

The fund managers do not attempt to time the market. Instead, under normal market conditions, they intend to keep at least 80% of the fund's assets invested in large cap U.S. equity securities at all times.

When the managers believe it is prudent, the fund may invest a portion of its assets in equity equivalent securities, such as securities convertible into common stock, stock futures contracts or stock index futures contracts, foreign securities, debt securities of companies, debt obligations of governments and their agencies and other similar securities. Futures contracts, a type of derivative security, may help the fund's cash assets remain liquid while performing more like stocks. The fund has a policy governing futures contracts and similar derivative securities to help manage the risk of these types of investments.

Under adverse or unstable market conditions, the fund could invest some or all of its assets in cash, cash equivalent securities or short-term debt securities. Although the fund would do this only in seeking to avoid losses, the fund may be unable to pursue its investment objective during that time, and it could reduce the benefit from any upswing in the market.

(EXCLAMATION ICON)
PRINCIPAL RISKS
---------------------------------------------------------
The fund is subject to the following principal investment risks:

- STOCKS
While stocks have historically outperformed other investments over the long term, their prices tend to go up and down more dramatically over the shorter term. These price movements may result from factors affecting individual companies, industries or the securities markets as a whole. Because the stocks the fund holds fluctuate in price, the value of your investment in the fund will go up and down.

- VALUE RISK
The value approach carries the risk that the market will not recognize a security's intrinsic value for a long time, or that a stock considered to be undervalued may actually be appropriately priced.

- FOREIGN SECURITIES
Investments in foreign securities, including American Depositary Receipts
(ADRs), Global Depositary Receipts (GDRs) and European Depositary Receipts
(EDRs), involve risks relating to political, social and economic developments abroad, as well as risks resulting from the difference between the regulations to which U.S. and foreign issuer markets are subject. These risks may include, without limitation:

- changes in currency values

- currency speculation

- currency trading costs

- different accounting and reporting practices

- less information available to the public

- less (or different) regulation of securities markets

- more complex business negotiations

- less liquidity

- more fluctuations in prices

- delays in settling foreign securities transactions

- higher costs for holding shares (custodial fees)

- higher transaction costs

- vulnerability to seizure and taxes

- political instability and small markets

- different market trading days

- FIXED-INCOME SECURITIES
The value of these securities may change daily based on changes in interest rates, and other market conditions and factors, risks include, without limitation:

- fluctuations in market value

- changes in interest rates: the value of a fixed-income security generally decreases as interest rate rise

- length of time to maturity: the longer the duration, the more vulnerable the value of a fixed-income security is to fluctuations in interest rates

- issuers defaulting on their obligations to pay interest or return principal.

- DERIVATIVES
The use of derivative instruments may involve risks different from, or greater than, the risks associated with investing directly

TA IDEX AMERICAN CENTURY LARGE COMPANY VALUE
--------------------------------------------------------------------------------

in securities or other traditional investments. Derivatives may be subject to market risk, interest rate risk, and credit risk. Certain derivatives may be illiquid, which may reduce the return of the fund if it cannot sell or terminate the derivative instrument at an advantageous time or price. Some derivatives may involve the risk of improper valuation, or the risk that changes in the value of the instrument may not correlate well with the underlying asset, rate or index. As a result of inaccurate market predictions by the sub-adviser, the fund could lose the entire amount of its investment in a derivative and, in some cases, could lose more than the principal amount invested. Also, suitable derivative instruments may not be available in all circumstances, and there is no assurance that the fund will be able to engage in these transactions to reduce exposure to other risks.

- MARKET RISK
The value of securities owned by the fund may go up or down, sometimes rapidly or unpredictably. Securities may decline in value due to factors affecting securities markets generally or particular industries.

YOU MAY LOSE MONEY IF YOU INVEST IN THIS FUND.
These and other risks are fully described in the section entitled "Explanation of Strategies and Risks" in Appendix A of this prospectus.

DISCLOSURE OF PORTFOLIO HOLDINGS
A detailed description of the fund's policies and procedures with respect to the disclosure of the fund's portfolio securities is available in the Statement of Additional Information. In addition, investors should note that the fund publishes its holdings on its website at www.transamericaidex.com 30 days after the end of each calendar quarter. Such information will generally remain online for six months or as otherwise consistent with applicable regulations.

- INVESTOR PROFILE
The fund may be appropriate for the investor who is seeking long-term capital growth from his or her investment, is comfortable with the fund's short-term price volatility and the risks associated with the fund's investment strategy, or is investing through an IRA or other tax-advantaged retirement plans.

(PERCENTAGE ICON)
PAST PERFORMANCE
---------------------------------------------------------
The past performance information shown below is for Class A shares which would have substantially similar annual returns as Class I shares because both share classes are invested in the same portfolio of securities. The returns for Class A shares will vary from Class I shares to the extent that the Classes do not have the same expenses and Class I shares are not subject to sales charges (which are reflected in the performance information about Class A shares in the table). Performance information for Class I shares will be included after the share class has been in operation for one complete calendar year.

The bar chart and the table below provide some indication of the risks of investing in the fund by showing you how the fund's performance has varied from year to year, and how the fund's average annual total returns for different periods compare to the returns of the Standard & Poor's 500 Composite Stock Price Index (S&P 500 Index), a widely recognized unmanaged index of market performance which is comprised of 500 widely held common stocks that measures the general performance of the market, and the Russell 1000 Value Index (secondary), which measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth value. The bar chart does not reflect the impact of sales charges, which, if reflected, would lower the returns. The table includes deduction of applicable Class A sales charges. Absent limitation of the fund's expenses, total returns would be lower. As with all mutual funds, past performance (before and after taxes) is not a prediction of future results.

YEAR-BY-YEAR TOTAL RETURN as of 12/31 each year (%)

                                 CLASS A SHARE
[BAR GRAPH]                    ------------------

2001                                                                             -9.39
----                                                                             -----
2002                                                                            -19.77
2003                                                                             28.02
2004                                                                             13.72
2005                                                                              3.49

------------------------------------------------------------
CLASS A SHARES                QUARTER ENDED       RETURN
------------------------------------------------------------
  Best Quarter:                06/30/2003          16.05%
------------------------------------------------------------
  Worst Quarter:               09/30/2002         (17.41)%
------------------------------------------------------------

  AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/05(1)

------------------------------------------------------------------------
                                  1 YEAR      5 YEARS    LIFE OF FUND(2)
------------------------------------------------------------------------
 Return before taxes             (2.20)%       0.69%           1.34%
------------------------------------------------------------------------
 Return after taxes on
 distributions(3)                (3.02)%       0.50%           1.18%
------------------------------------------------------------------------
 Return after taxes on
 distributions and sale of fund
 shares(3)                       (0.66)%       0.56%           1.12%
------------------------------------------------------------------------
 S&P 500 Index
 (reflects no deductions for
 fees, expenses or taxes)          4.91%       0.54%           0.04%
------------------------------------------------------------------------
 Russell 1000 Value Index
 (secondary)(4)
 (reflects no deduction for
 fees, expenses, or taxes)         7.05%       5.28%           7.75%
------------------------------------------------------------------------

(1) Actual returns may depend on the investor's individual tax situation. After-tax returns may not be relevant if the investment is made through a tax-exempt or tax-deferred account, such as a 401(k) plan. After-tax returns are presented for only one class and returns for other classes will vary.
(2) Class A commenced operations on March 1, 2000.
(3) The after tax returns are calculated using the historic highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
(4) This index was added on March 22, 2005 as a secondary benchmark to make more meaningful comparisons of the fund's performance relative to the strategy it employs.

NOTE: Prior to October 1, 2001, a different sub-adviser managed this fund, and it had a different investment objective and used different

TA IDEX AMERICAN CENTURY LARGE COMPANY VALUE
--------------------------------------------------------------------------------

investment strategies. The performance set forth prior to that date is attributable to the previous sub-adviser. Prior to March 1, 2004, the fund employed different investment strategies than its current investment strategies.

(DOLLAR ICON)
FEES AND EXPENSES
---------------------------------------------------------
There are no sales charges (load) or other transaction fees. Class I shares for this fund are offered for investment by strategic asset allocation funds only.

The following table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

-----------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (expenses that are deducted
from fund assets, expressed as a % of average daily net assets)(a)
                                                             CLASS I SHARES
-----------------------------------------------------------------------------
 Management fees                                                  0.83%
 Distribution and service (12b-1) fees                             N/A
 Other expenses                                                   0.07%
-----------------------------------------------------------------------------
                                                            ------------------------------
 TOTAL ANNUAL FUND OPERATING EXPENSES                             0.90%
 EXPENSE REDUCTIONS(B)                                            0.00%
                                                            ------------------------------
 NET OPERATING EXPENSES                                           0.90%
-----------------------------------------------------------------------------

(a) Annual fund operating expenses are based on the fund's expenses for the fiscal year ended October 31, 2005, restated to reflect the estimated expenses of Class I shares.
(b )Contractual arrangements have been made with the fund's investment adviser, Transamerica Fund Advisors, Inc. (TFAI), through March 1, 2007, to waive fees and/or reimburse fund expenses to the extent that the fund's total operating expenses (excluding any distribution and service (12b-1) fee) exceed 1.45%. TFAI is entitled to reimbursement by the fund of fees waived or expenses reduced during any of the previous 36 months beginning on the date of the expense limitation agreement if on any day the estimated annualized fund operating expenses are less than 1.45%.

EXAMPLE
This example is here to help you compare the cost of investing in this fund with the cost of investing in other mutual funds. It shows the cumulative expenses you would pay if you invested $10,000 and held your shares for various time periods, with a 5% annual return and fund operating expenses remaining the same. This return is for illustrative purposes and is not guaranteed. Actual costs may be higher or lower.

----------------------------------
 SHARE CLASS    1 YEAR    3 YEARS
----------------------------------
      I          $92       $287
----------------------------------

(QUESTION MARK ICON)
ADDITIONAL INFORMATION
---------------------------------------------------------

MANAGEMENT

INVESTMENT ADVISER:

   Transamerica Fund Advisors, Inc. (TFAI)
   570 Carillon Parkway
   St. Petersburg, Florida 33716-1202

ADVISORY FEE:

TFAI receives compensation, calculated daily and paid monthly, from the fund at the indicated annual rate (expressed as a specified percentage of the fund's average daily net assets):

AVERAGE DAILY NET ASSETS
First $250 million..............................     0.85%
Over $250 million up to $500 million............     0.80%
Over $500 million up to $750 million............    0.775%
Over $750 million...............................     0.70%

For the fiscal year ended October 31, 2005, the fund paid an advisory fee of 0.83% of the fund's average daily net assets.

For additional information about TFAI, see the section entitled "Shareholder Information - Investment Adviser" of this prospectus.

SUB-ADVISER:

   American Century Investment Management Inc.
   American Century Tower
   4500 Main Street
   Kansas City, Missouri 64111

SUB-ADVISORY FEE:

The sub-adviser receives monthly compensation from the investment adviser at the annual rate of a specified percentage of the fund's average daily net assets. The percentage for the fund is as follows:

First $250 million...............................    0.45%
Over $250 million up to $500 million.............    0.40%
Over $500 million up to $750 million.............    0.35%
Over $750 million................................    0.30%

The average daily net assets will be determined on a combined basis with the same named fund managed by the sub-adviser for AEGON/Transamerica Series Trust.

PORTFOLIO MANAGERS:

American Century uses a team of fund managers and analysts to manage this fund. The team meets regularly to review portfolio holdings and discuss purchase and sale activity. Team members buy and sell securities for the fund as they see fit, guided by the fund's investment objective and strategy.

The fund managers on the investment team are:

MARK MALLON, CFA, Chief Investment Officer and Executive Vice President, is a member of the team that manages the fund. He joined American Century in April 1997. Before joining American Century, he spent 19 years at Federated Investors, most recently serving as President and Portfolio Manager of Federated Investment Counseling. Mr. Mallon has a bachelor of arts from Westminster College and an MBA from Cornell University.

CHARLES A. RITTER, Vice President and Senior Portfolio Manager, is a member of the team that manages the fund. He joined American Century in December 1998. Before joining American Century, he spent 15 years with Federated Investors, most recently serving as a Vice President and Portfolio Manager for

TA IDEX AMERICAN CENTURY LARGE COMPANY VALUE
--------------------------------------------------------------------------------

the company. He has a bachelor's degree in mathematics and a master's degree in economics from Carnegie Mellon University. He also has an MBA from the University of Chicago.

BRENDAN HEALY, CFA, Vice President and Portfolio Manager, is a member of the team that manages the fund. He joined American Century in April 2000. Before joining American Century, he spent 6 years at UFAA as an Equity Analyst. Mr. Healy has a bachelor's degree in mechanical engineering from the University of Arizona. He also has an MBA from the University of Texas.

The Statement of Additional Information provides additional information about the portfolio managers' compensation, other accounts managed by the portfolio managers, and the portfolio managers' ownership of securities in the fund.

A discussion regarding the basis of TA IDEX's Board of Trustees' approval of the fund's advisory arrangements will be available in TA IDEX's semi-annual report for the fiscal period ending April 30, 2006.

FINANCIAL HIGHLIGHTS:

Financial Highlights for this fund are not included in this prospectus because Class I shares commenced operations on November 15, 2005.

TA IDEX SALOMON INVESTORS VALUE
--------------------------------------------------------------------------------

SUMMARY OF RISKS AND RETURNS

(CHECK MARK ICON)
OBJECTIVE
---------------------------------------------------------
The objective of TA IDEX Salomon Investors Value is to seek long-term growth of capital. Current income is a secondary objective.

(CIRCLE I ICON)
PRINCIPAL STRATEGIES AND POLICIES
---------------------------------------------------------
The fund's sub-adviser, Salomon Brothers Asset Management Inc (SaBAM), seeks to achieve this objective by investing fund assets principally in:

- common stocks of established U.S. companies.

SaBAM emphasizes individual security selection while diversifying the fund's investments across industries, which may help to reduce risk. The fund manager focuses on established large capitalization companies (over $5 billion in market capitalization), seeking to identify those companies with favorable valuations and attractive growth potential. The fund manager employs fundamental analysis to analyze each company in detail, ranking its management, strategy and competitive market position.

In selecting individual companies for investment, SaBAM looks for:

- share prices that appear to be temporarily oversold or do not reflect positive company developments.

- share prices that appear to undervalue the company's assets, particularly on a sum-of-the-parts basis.

- special situations including corporate events, changes in management, regulatory changes or turnaround situations.

- company specific items such as competitive market position, competitive products and services, experienced management team and stable financial condition.

The fund may also invest in other equity securities. To a lesser degree, the fund invests in income producing securities such as debt securities.

Under adverse or unstable market conditions, the fund could invest some or all of its assets in cash, repurchase agreements and money market instruments. Although the fund would do this only in seeking to avoid losses, the fund may be unable to pursue its investment objective during that time, and it could reduce the benefit from any upswing in the market.

(EXCLAMATION ICON)
PRINCIPAL RISKS
---------------------------------------------------------
The fund is subject to the following principal investment risks:

- STOCKS
While stocks have historically outperformed other investments over the long term, their prices tend to go up and down more dramatically over the shorter term. These price movements may result from factors affecting individual companies, industries, or the securities market as a whole. Because the stocks the fund holds fluctuate in price, the value of your investment in the fund will go up and down.

- VALUE RISK
The value approach carries the risk that the market will not recognize a security's intrinsic value for a long time, or that a stock considered to be undervalued may actually be appropriately priced.

- FIXED-INCOME SECURITIES
The value of these securities may change daily based on changes in interest rates, and other market conditions and factors. Risks include, without limitation:

- fluctuations in market value

- changes in interest rates: the value of a fixed-income security generally decreases as interest rates rise

- length of time to maturity: the longer the duration, the more vulnerable the value of a fixed-income security is to fluctuations in interest rates

- issuers defaulting on their obligations to pay interest or return principal.

- MARKET RISK
The value of securities owned by the fund may go up or down, sometimes rapidly or unpredictably. Securities may decline in value due to factors affecting securities markets generally or particular industries.

YOU MAY LOSE MONEY IF YOU INVEST IN THIS FUND.

These and other risks are fully described in the section entitled "Explanation of Strategies and Risks" in Appendix A of this prospectus.

DISCLOSURE OF PORTFOLIO HOLDINGS
A detailed description of the fund's policies and procedures with respect to the disclosure of the fund's portfolio securities is available in the Statement of Additional Information. In addition, investors should note that the fund publishes its holdings on its website at www.transamericaidex.com 30 days after the end of each calendar quarter. Such information will generally remain online for six months or as otherwise consistent with applicable regulations.

- INVESTOR PROFILE
This fund may be appropriate for investors who seek long-term capital appreciation and who can tolerate fluctuations inherent in stock investing.

(PERCENTAGE ICON)
PAST PERFORMANCE
---------------------------------------------------------
The past performance information shown below is for Class A shares, which would have substantially similar annual returns as Class I shares because both share classes are invested in the same portfolio of securities. The returns for Class A shares will vary from Class I shares to the extent that the Classes do not have the same expenses and Class I shares are not subject to sales charges (which are reflected in the performance information about Class A shares in the table). Performance information for Class I shares will be included after the share class has been in operation for one complete calendar year.

The bar chart and the table below provide some indication of the risks of investing in the fund by showing you how the fund's performance has varied from year to year, and how the fund's average annual total returns for different periods compare to the returns of a broad measure of market performance, the

TA IDEX SALOMON INVESTORS VALUE
--------------------------------------------------------------------------------

Standard & Poor's 500 Composite Stock Price Index (S&P 500 Index), a widely recognized unmanaged index of market performance, which is composed of 500 widely held common stocks that measures the general performance of the market, and the Russell 1000 Value Index (secondary), which measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values. The bar chart does not reflect the impact of sales charges, which, if reflected, would lower the returns. The table includes deduction of applicable Class A sales charges. Absent limitation of the fund's expenses, total returns would be lower. As with all mutual funds, past performance (before and after taxes) is not a prediction of future results.

YEAR-BY-YEAR TOTAL RETURN as of 12/31 each year (%)

                                 CLASS A SHARES
[BAR GRAPH]                    ------------------

1998                                                                             -7.24
1999                                                                              8.32
2000                                                                             17.30
2001                                                                             -1.87
2002                                                                            -20.29
2003                                                                             29.09
2004                                                                             10.00
2005                                                                              5.80

------------------------------------------------------------
CLASS A SHARES                QUARTER ENDED       RETURN
------------------------------------------------------------
  Best Quarter:                06/30/2003          18.74%
------------------------------------------------------------
  Worst Quarter:               09/30/2002         (20.39)%
------------------------------------------------------------

  AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/05(1)

--------------------------------------------------------------------
                                                           LIFE OF
                                  1 YEAR      5 YEARS      FUND(2)
--------------------------------------------------------------------
  Return before taxes            (0.02)%       2.12%        5.14%
--------------------------------------------------------------------
  Return after taxes on
  distributions(3)               (5.66)%       0.62%        4.17%
--------------------------------------------------------------------
  Return after taxes on
  distributions and sale of
  fund shares(3)                   6.20%       1.60%        4.29%
--------------------------------------------------------------------
  S&P 500 Index (reflects no
  deductions for fees, expenses
  or taxes)                        4.91%       0.54%        6.98%
--------------------------------------------------------------------
  Russell 1000 Value Index(4)
  (secondary) (reflects no
  deduction for fees, expenses,
  or taxes)                        7.05%       5.28%        9.33%
--------------------------------------------------------------------

(1) Actual returns may depend on the investor's individual tax situation. After-tax returns may not be relevant if the investment is made through a tax-exempt or tax-deferred account, such as a 401(k) plan. After-tax returns are presented for only one class and returns for other classes will vary.
(2) Class A commenced operations on February 1, 1997.
(3) The after-tax returns are calculated using the historic highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
(4) This index was added on March 22, 2005 as a secondary benchmark to make more meaningful comparisons of the fund's performance relative to the strategy it employs.

NOTE: Prior to March 1, 2002, a different sub-adviser managed this fund, and it had a different investment objective and used different investment strategies. The performance set forth prior to that date is attributable to the previous sub-adviser.

(DOLLAR ICON)
FEES AND EXPENSES
---------------------------------------------------------
There are no sales charges (load) or other transaction fees. Class I shares for this fund are offered for investment by strategic asset allocation funds only.

The following table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

----------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (expenses that are deducted
from fund assets, expressed as a % of average daily net assets)(a)
                                                            CLASS I SHARES
----------------------------------------------------------------------------
 Management fees                                                 0.80%
 Distribution and service (12b-1) fees                            N/A
 Other expenses                                                  0.08%
----------------------------------------------------------------------------
                                                           ------------------------------
 TOTAL ANNUAL FUND OPERATING EXPENSES                            0.88%
 EXPENSE REDUCTION(B)                                            0.00%
                                                           ------------------------------
 NET OPERATING EXPENSES                                          0.88%
----------------------------------------------------------------------------

(a) Annual fund operating expenses are based on the fund's expenses for the fiscal year ended October 31, 2005, restated to reflect the estimated expenses of Class I shares.
(b) Contractual arrangements have been made with the fund's investment adviser, Transamerica Fund Advisors, Inc. (TFAI), through March 1, 2007, to waive fees and/or reimburse fund expenses to the extent that the fund's total operating expenses (excluding any distribution and service (12b-1) fee) exceed 1.20%. TFAI is entitled to reimbursement by the fund of fees waived or expenses reduced during any of the previous 36 months beginning on the date of the expense limitation agreement if on any day the estimated annualized fund operating expenses are less than 1.20%.

EXAMPLE
This example is here to help you compare the cost of investing in this fund with the cost of investing in other mutual funds. It shows the cumulative expenses you would pay if you invested $10,000 and held your shares for various time periods, with a 5% annual return and fund operating expenses remaining the same. This return is for illustrative purposes and is not guaranteed. Actual costs may be higher or lower.

------------------------------
SHARE CLASS  1 YEAR   3 YEARS
------------------------------
     I        $90       $281
------------------------------

(QUESTION MARK ICON)
ADDITIONAL INFORMATION
---------------------------------------------------------

MANAGEMENT

INVESTMENT ADVISER:

   Transamerica Fund Advisors, Inc. (TFAI)
   570 Carillon Parkway
   St. Petersburg, Florida 33716-1202

TA IDEX SALOMON INVESTORS VALUE
--------------------------------------------------------------------------------

ADVISORY FEE:

TFAI receives compensation, calculated daily and paid monthly, from the fund at the indicated annual rate (expressed as a specified percentage of the fund's average daily net assets):

AVERAGE DAILY NET ASSETS
First $500 million...............................    0.80%
Over $500 million................................    0.70%

For the fiscal year ended October 31, 2005, the fund paid an advisory fee of 0.80% of the fund's average daily net assets.

For additional information about TFAI, see the section entitled "Shareholder Information - Investment Adviser" of this prospectus.

SUB-ADVISOR:

   Salomon Brothers Asset Management Inc
   399 Park Avenue
   New York, New York 10022

SUB-ADVISORY FEE:

The sub-adviser receives monthly compensation from the investment adviser at the annual rate of a specified percentage of the fund's average daily net assets. The percentage for the fund is as follows:

0.35%, less 50% of any amount reimbursed pursuant to the fund's expense limitation.

PORTFOLIO MANAGERS:

MARK J. MCALLISTER, CFA and ROBERT FEITLER serve as co-portfolio managers and are responsible for the day-to-day management of this fund.

MR. MCALLISTER, Managing Director and equity analyst, joined SaBAM in June 1999. He was Executive Vice President and portfolio manager of JLW Capital Management Inc. from March 1998 to May 1999, and prior to March 1998, was a Vice President and equity analyst at Cohen & Steers Capital Management.

MR. FEITLER is a Managing Director of SaBAM. He joined SaBAM in 1995. Mr. Feitler has a BA in economics from Haverford College and an MBA in finance from the University of Wisconsin.

SaBAM has provided investment advisory services to clients since 1987.

SaBAM is a wholly owned subsidiary of Legg Mason, Inc.

The Statement of Additional Information provides additional information about the portfolio managers' compensation, other accounts managed by the portfolio managers, and the portfolio managers' ownership of securities in the fund.

A discussion regarding the basis of TA IDEX's Board of Trustees' approval of the fund's advisory arrangements will be available in TA IDEX's semi-annual report for the fiscal period ending April 30, 2006.

FINANCIAL HIGHLIGHTS:

Financial Highlights for this fund are not included in this prospectus because Class I shares commenced operations on November 15, 2005.

TA IDEX MARSICO GROWTH
--------------------------------------------------------------------------------

SUMMARY OF RISKS AND RETURNS

(CHECK MARK ICON)
OBJECTIVE
---------------------------------------------------------
The objective of TA IDEX Marsico Growth is to seek long-term growth of capital.

(CIRCLE I ICON)
PRINCIPAL STRATEGIES AND POLICIES
---------------------------------------------------------
The fund's sub-adviser, Columbia Management Advisors, LLC (Columbia), has entered into an agreement with Marsico Capital Management, LLC (Marsico), under which Marsico provides portfolio management to the fund. Marsico seeks to achieve this objective by investing principally in:

- common stocks

This fund invests primarily in the common stocks of large companies that are selected for their long-term growth potential. The fund will normally hold a core position of between 35 and 50 common stocks. The fund may hold a limited number of additional common securities at times such as when the portfolio manager is accumulating new positions, phasing out existing positions, or responding to exceptional market conditions.

In selecting investments for the fund, Marsico uses an approach that combines "top-down" macroeconomic analysis with "bottom-up" stock selection.

The "top-down" approach takes into consideration such macro-economic factors as interest rates, inflation, demographics, the regulatory environment and the global competitive landscape. In addition, Marsico may also examine other factors that may include, without limitation, the most attractive global investment opportunities, industry consolidation, and the sustainability of financial trends observed. As a result of the "top-down" analysis, Marsico seeks to identify sectors, industries and companies that may benefit from the overall trends Marsico has observed.

Marsico then looks for individual companies (primarily companies with a market capitalization greater than $4 billion) with earnings growth potential that may not be recognized by the market at large. In determining whether a particular company may be a suitable investment, Marsico may focus on any of a number of different attributes that may include, without limitation, the company's specific market expertise or dominance; its franchise durability and pricing power; solid fundamentals (e.g., a strong balance sheet, improving returns on equity, the ability to generate free cash flow, apparent use of conservative accounting standards, and transparent financial disclosure); strong and ethical management; commitment to shareholder interests; and reasonable valuations in the context of projected growth rates. This process is called bottom-up stock selection.

As part of this fundamental, bottom-up research, Marsico may visit with various levels of a company's management, as well as with (as relevant) its customers, suppliers, distributors and competitors. Marsico also may prepare detailed earnings and cash flow models of companies. These models may assist Marsico in projecting potential earnings growth and other important company financial characteristics under different scenarios. Each model is typically customized to follow a particular company and is generally intended to replicate and describe a company's past, present and potential future performance. The models may include quantitative information and detailed narratives that reflect updated interpretations of corporate data and company and industry developments.

Marsico may reduce or sell investments in portfolio companies if, in the opinion of Marsico, a company's fundamentals change substantively, its stock price appreciates excessively in relation to fundamental earnings growth prospects, the company appears not to realize its growth potential, or there are more attractive investment opportunities elsewhere.

The fund's core investments generally are comprised of well-known, established growth companies. However, the fund also may typically include more aggressive growth companies, and companies undergoing significant changes (such as, without limitation: the introduction of a new product line, the appointment of a new management team, or an acquisition). As a result, the fund may invest in certain companies for relatively short periods of time. Such short-term activity may cause the fund to incur higher transaction costs (which may adversely affect the fund's performance) and may increase taxable distributions for shareholders.

Marsico may sell the fund's investments if stock prices appreciate excessively in relation to fundamental prospects. Companies also may be sold if they fail to realize their growth potential, or there are more attractive opportunities elsewhere.

While the fund invests principally in publicly traded U.S. securities, Marsico may invest up to 20% in the aggregate in foreign equity securities listed on foreign markets, including companies in emerging markets, (including securities of issuers quoted in foreign currencies), or, to a lesser extent, in other securities and investment strategies in pursuit of its investment objective.

Under adverse or unstable market conditions, the fund could invest some or all of its assets in cash, repurchase agreements and money market instruments. Although the fund would do this only in seeking to avoid losses, the fund may be unable to pursue its investment objective during that time, and it could reduce the benefit from any upswing in the market.

(EXCLAMATION ICON)
PRINCIPAL RISKS
---------------------------------------------------------
The fund is subject to the following principal investment risks:

- STOCKS
While stocks have historically outperformed other investments over the long term, their prices tend to go up and down more dramatically over the shorter term. These price movements may result from factors affecting individual companies, industries or the securities market as a whole. Because the stocks the fund holds fluctuate in price, the value of your investment in the fund will go up and down.

- GROWTH STOCKS
Growth stocks can be volatile for several reasons. Since growth companies usually reinvest a high proportion of their earnings in their own businesses, they may lack the dividends often associated with the value stocks that could cushion their decline in a falling market. Also, since investors buy growth stocks because of their expected superior earnings growth, earnings disappointments often result in sharp price declines. Certain types of growth stocks, particularly technology stocks, can be extremely volatile and subject to greater price swings than the broader market.

TA IDEX MARSICO GROWTH
--------------------------------------------------------------------------------

- MEDIUM-SIZED COMPANIES
Investing in medium-sized companies involves greater risk than is customarily associated with more established companies. Stocks of such companies may be subject to more abrupt or erratic price movements than larger company securities. Such companies often have limited product lines, markets, or financial resources and their management may lack depth and experience. Such companies usually do not pay significant dividends that could cushion returns in a falling market.
- FOREIGN SECURITIES
Investments in foreign securities, including American Depositary Receipts
(ADRs), Global Depositary Receipts (GDRs), and European Depositary Receipts
(EDRs), involves risks relating to political, social and economic developments abroad, as well as risks resulting from the differences between the regulations to which U.S. and foreign issuer markets are subject. These risks may include, without limitation:

- changes in currency values

- currency speculation

- currency trading costs

- different accounting and reporting practices

- less information available to the public

- less (or different) regulation of securities markets

- more complex business negotiations

- less liquidity

- more fluctuations in prices

- delays in settling foreign securities transactions

- higher costs for holding shares (custodial fees)

- higher transaction costs

- vulnerability to seizure and taxes

- political instability and small markets

- different market trading days

- EMERGING MARKETS RISK
Investing in the securities of issuers located in or principally doing business in emerging markets bears foreign risks as discussed above. In addition, the risks associated with investing in emerging markets are often greater than investing in developed foreign markets. Specifically, the economic structures in emerging markets countries are less diverse and mature than those in developed countries, and their political systems are less stable. Investments in emerging markets countries may be affected by national policies that restrict foreign investments. Emerging market countries may have less developed legal structures, and the small size of their securities markets and low trading volumes can make investments illiquid and more volatile than investments in developed countries. In addition, a portfolio investing in emerging market countries may be required to establish special custody or other arrangements before investing.

- MARKET RISK
The value of securities owned by the fund may go up or down, sometimes rapidly or unpredictably. Securities may decline in value due to factors affecting securities markets generally or particular industries.

YOU MAY LOSE MONEY IF YOU INVEST IN THIS FUND.

These and other risks are fully described in the section entitled "Explanation of Strategies and Risks" in Appendix A of this prospectus.

DISCLOSURE OF PORTFOLIO HOLDINGS
A detailed description of the fund's policies and procedures with respect to the disclosure of the fund's portfolio securities is available in the Statement of Additional Information. In addition, investors should note that the fund publishes its holdings on its website at www.transamericaidex.com 30 days after the end of each calendar quarter. Such information will generally remain online for six months or as otherwise consistent with applicable regulations.

- INVESTOR PROFILE

This fund may be appropriate for investors who seek long-term growth of capital and who can tolerate fluctuations inherent in stock investing.

(PERCENTAGE ICON)
PAST PERFORMANCE
---------------------------------------------------------
The past performance information shown below is for Class A shares, which would have substantially similar annual returns as Class I shares because both share classes are invested in the same portfolio of securities. The returns for Class A shares will vary from Class I shares only to the extent that the Classes do not have the same expenses and Class I shares are not subject to sales charges (which are reflected in the performance information about Class A shares in the table). Performance information for Class I shares will be included after the share class has been in operation for one complete calendar year.

The bar chart and the table below provide some indication of the risks of investing in the fund by showing you how the fund's performance has varied from year to year, and how the fund's average annual total returns for different periods compare to the returns of two broad measures of market performance, the Standard & Poor's 500 Composite Stock Price Index (S&P 500 Index), a widely recognized unmanaged index of market performance which is comprised of 500 widely held common stocks that measures the general performance of the market, and the Russell 1000 Growth Index (secondary), which measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values. Each index is a widely recognized unmanaged index of market performance. The bar chart does not reflect the impact of sales charges, which, if reflected, would lower the returns.

The table includes deduction of applicable Class A sales charges. Absent limitation of the fund's expenses, total returns would be lower. As with all mutual funds, past performance (before and after taxes) is not a prediction of future results.

YEAR-BY-YEAR TOTAL RETURN as of 12/31 each year (%)

                                 CLASS A SHARES
[BAR GRAPH]                    ------------------

2000                                                                             -8.22
2001                                                                            -14.19
2002                                                                            -27.12
2003                                                                             27.23
2004                                                                             11.31
2005                                                                              7.10

TA IDEX MARSICO GROWTH
--------------------------------------------------------------------------------

------------------------------------------------------------
CLASS A SHARES                QUARTER ENDED       RETURN
------------------------------------------------------------
  Best Quarter:                06/30/2003          12.50%
------------------------------------------------------------
  Worst Quarter:               09/30/2002         (16.03)%
------------------------------------------------------------

  AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/05(1)

--------------------------------------------------------------------
                                                           LIFE OF
                                  1 YEAR      5 YEARS      FUND(2)
--------------------------------------------------------------------
  Return before taxes              1.21%     (2.17)%        0.58%
--------------------------------------------------------------------
  Return after taxes on
  distributions(3)                 1.21%     (2.17)%        0.51%
--------------------------------------------------------------------
  Return after taxes on
  distributions and sale of
  fund shares(3)                   0.79%     (1.83)%        0.46%
--------------------------------------------------------------------
  S&P 500 Index (reflects no
  deductions for fees, expenses
  or taxes)                        4.91%       0.54%        1.67%
--------------------------------------------------------------------
  Russell 1000 Growth Index
  (secondary)(4) (reflects no
  deduction for fees, expenses,
  or taxes)                        5.26%     (3.58)%      (2.32)%
--------------------------------------------------------------------

(1) Actual returns may depend on the investor's individual tax situation. After-tax returns may not be relevant if the investment is made through a tax-exempt or tax-deferred account, such as a 401(k) plan. After-tax returns are presented for only one class and returns for other classes will vary.
(2) Class A commenced operations on March 1, 1999.
(3) The after-tax returns are calculated using the historic highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
(4) This index was added on March 22, 2005 as a secondary benchmark to make more meaningful comparisons of the fund's performance relative to the strategy it employs.

NOTE: Prior to November 1, 2002, a different sub-adviser managed this fund, and it had a different investment objective and used different investment strategies. The performance set forth prior to that date is attributable to the previous sub-adviser.

(DOLLAR ICON)
FEES AND EXPENSES
---------------------------------------------------------
There are no sales charges (load) or other transaction fees. Class I shares for this fund are offered for investment by strategic asset allocation funds only.

The following table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

-----------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (expenses that are deducted
from fund assets, expressed as a % of average daily net assets)(a)
                                                             CLASS I SHARES
-----------------------------------------------------------------------------
 Management fees                                                  0.80%
 Distribution and service (12b-1) fees                             N/A
 Other expenses                                                   0.10%
-----------------------------------------------------------------------------
                                                            ------------------------------
 TOTAL ANNUAL FUND OPERATING EXPENSES                             0.90%
 EXPENSE REDUCTION(B)                                             0.00%
                                                            ------------------------------
 NET OPERATING EXPENSES                                           0.90%
-----------------------------------------------------------------------------

(a) Annual fund operating expenses are based on the fund's expenses for the fiscal year ended October 31, 2005, restated to reflect the estimated expenses of Class I shares.
(b) Contractual arrangements have been made with the fund's investment adviser, Transamerica Fund Advisors, Inc. (TFAI), through March 1, 2007, to waive fees and/or reimburse fund expenses to the extent that the fund's total operating expenses (excluding any distribution and service (12b-1) fee) exceed 1.40%. TFAI is entitled to reimbursement by the fund of fees waived or expenses reduced during any of the previous 36 months beginning on the date of the expense limitation agreement if on any day the estimated annualized fund operating expenses are less than 1.40%.

EXAMPLE
This example is here to help you compare the cost of investing in this fund with the cost of investing in other mutual funds. It shows the cumulative expenses you would pay if you invested $10,000 and held your shares for various time periods, with a 5% annual return and fund operating expenses remaining the same. This return is for illustrative purposes and is not guaranteed. Actual costs may be higher or lower.

-------------------------------
SHARE CLASS  1 YEAR    3 YEARS
-------------------------------
     I        $92       $287
-------------------------------

(QUESTION MARK ICON)
ADDITIONAL INFORMATION
---------------------------------------------------------

MANAGEMENT

INVESTMENT ADVISER:

   Transamerica Fund Advisors, Inc. (TFAI)
   570 Carillon Parkway
   St. Petersburg, Florida 33716-1202

ADVISORY FEE:

TFAI receives compensation, calculated daily and paid monthly, from the fund at the indicated annual rate (expressed as a specified percentage of the fund's average daily net assets):

AVERAGE DAILY NET ASSETS
First $500 million..............................     0.80%
Over $500 million...............................     0.70%

For the fiscal year ended October 31, 2005, the fund paid an advisory fee of 0.80% of the fund's average daily net assets.

For additional information about TFAI, see the section entitled "Shareholder Information - Investment Adviser" of this prospectus.

SUB-ADVISER:

   Columbia Management Advisors, LLC
   101 South Tryon Street
   Charlotte, North Carolina 28255

SUB-ADVISORY FEE:

The sub-adviser receives monthly compensation from the investment adviser at the annual rate of a specified percentage of the fund's average daily net assets. The percentage for the fund is as follows:

First $250 million..............................     0.40%
Next $250 million...............................    0.375%
Next $500 million...............................     0.35%
Over $1 billion.................................     0.30%

TA IDEX MARSICO GROWTH
--------------------------------------------------------------------------------

PORTFOLIO MANAGER:

THOMAS F. MARSICO is the founder and Chief Executive Officer of Marsico. Mr. Marsico has over 20 years of experience as a securities analyst and a portfolio manager. Prior to forming Marsico Capital in September 1997, Mr. Marsico served as the portfolio manager of the Janus Twenty Fund from January 31, 1988 through August 11, 1997 and served in the same capacity for the Janus Growth and Income Fund from May 31, 1991 (the fund's inception date) through August 11, 1997.

Marsico is located at 1200 17th Street, Suite 1600, Denver, CO 80202. Marsico was organized in September 1997 as a registered investment adviser. Marsico provides investment services to other mutual funds and private accounts and, as of December 31, 2005, had approximately $63 billion under management.

The Statement of Additional Information provides additional information about the portfolio manager's compensation, other accounts managed by the portfolio manager, and the portfolio manager's ownership of securities in the fund.

A discussion regarding the basis of TA IDEX's Board of Trustees' approval of the fund's advisory arrangements will be available in TA IDEX's semi-annual report for the fiscal period ending April 30, 2006.

FINANCIAL HIGHLIGHTS:

Financial Highlights for this fund are not included in this prospectus because Class I shares commenced operations on November 15, 2005.

TA IDEX TRANSAMERICA EQUITY
--------------------------------------------------------------------------------

SUMMARY OF RISKS AND RETURNS

(CHECK MARK ICON)
OBJECTIVE
---------------------------------------------------------
The objective of TA IDEX Transamerica Equity is to maximize long-term growth.

(CIRCLE I ICON)
PRINCIPAL STRATEGIES AND POLICIES
---------------------------------------------------------
The fund's sub-adviser, Transamerica Investment Management, LLC (TIM), uses a "bottom up" approach to investing and builds the fund's portfolio one company at a time by investing fund assets principally in:

- EQUITY SECURITIES
TIM generally invests at least 80% of the fund's assets in a diversified portfolio of domestic common stocks. TIM believes in long term investing and does not attempt to time the market. Each company passes through TIM's rigorous research process and stands on its own merits as a premier company.

TIM buys securities of companies it believes have the defining features of premier growth companies that are undervalued in the stock market. Premier companies, in the opinion of TIM, have many or all of the following features:

- shareholder-oriented management

- dominance in market share

- cost production advantages

- leading brands

- self-financed growth

- attractive reinvestment opportunities

WHAT IS A "BOTTOM UP" ANALYSIS?
When a sub-adviser uses a "bottom up" approach, it looks primarily at individual companies against the context of broader market factors. It seeks to identify individual companies with earnings growth potential that may not be recognized by the market at large.
While TIM invests principally in domestic common stocks, the fund may, to a lesser extent, invest in other securities or use other investment strategies in pursuit of its investment objective.

Under adverse or unstable market conditions, the fund could invest some or all of its assets in cash, repurchase agreements and money market instruments. Although the fund would do this only in seeking to avoid losses, the fund may be unable to pursue its investment objective during that time, and it could reduce the benefit from any upswing in the market.

(EXCLAMATION ICON)
PRINCIPAL RISKS
---------------------------------------------------------
The fund is subject to the following principal investment risks:

- STOCKS
While stocks have historically outperformed other investments over the long term, their prices tend to go up and down more dramatically over the shorter term. These price movements may result from factors affecting individual companies, industries, or the securities market as a whole. Because the stocks the fund holds fluctuate in price, the value of your investment in the fund will go up and down.

- GROWTH STOCKS
Growth stocks can be volatile for several reasons. Since growth companies usually reinvest a high proportion of their earnings in their own businesses, they may lack the dividends often associated with the value stocks that could cushion their decline in a falling market. Also, since investors buy growth stocks because of their expected superior earnings growth, earnings disappointments often result in sharp price declines. Certain types of growth stocks, particularly technology stocks, can be extremely volatile and subject to greater price swings than the broader market.

- VALUE RISK
The value approach carries the risk that the market will not recognize a security's intrinsic value for a long time, or that a stock considered to be undervalued may actually be appropriately priced.

- MARKET RISK
The value of securities owned by the fund may go up or down, sometimes rapidly or unpredictably. Securities may decline in value due to factors affecting securities markets generally or particular industries.

YOU MAY LOSE MONEY IF YOU INVEST IN THIS FUND.

These and other risks are fully described in the section entitled "Explanation of Strategies and Risks" in Appendix A of this prospectus.

DISCLOSURE OF PORTFOLIO HOLDINGS
A detailed description of the fund's policies and procedures with respect to the disclosure of the fund's portfolio securities is available in the Statement of Additional Information. In addition, investors should note that the fund publishes its holdings on its website at www.transamericaidex.com 30 days after the end of each calendar quarter. Such information will generally remain online for six months or as otherwise consistent with applicable regulations.

- INVESTOR PROFILE
This fund may be appropriate for long-term investors who have the perspective, patience and financial ability to take on above-average price volatility in pursuit of long-term capital growth.

(PERCENTAGE ICON)
PAST PERFORMANCE
---------------------------------------------------------
The past performance information shown below is for Class A shares, which would have substantially similar annual returns as Class I shares because both share classes are invested in the same portfolio of securities. The returns for Class A shares will vary from Class I shares to the extent that the Classes do not have the same expenses and Class I shares are not subject to sales charges (which are reflected in the performance information about Class A shares in the table). Performance information for Class I shares will be included after the share class has been in operation for one complete calendar year.

The bar chart and the table below provide some indication of the risks of investing in the fund by showing you how the fund's

TA IDEX TRANSAMERICA EQUITY
--------------------------------------------------------------------------------

performance has varied from year to year, and how the fund's average annual total returns for different periods compare to the returns of a broad measure of market performance, the Russell 1000 Growth Index (Russell 1000 Growth), which measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values. The bar chart does not reflect the impact of sales charges, which, if reflected, would lower the returns. The table includes deduction of applicable Class A sales charges. Absent limitation of the fund's expenses, total returns would be lower. As with all mutual funds, past performance (before and after taxes) is not a prediction of future results.

YEAR-BY-YEAR TOTAL RETURN as of 12/31 each year (%)

                                 CLASS A SHARES
                               ------------------
[BAR GRAPH]

                                                              -------------------------------------------
2001                                                                            -17.53
2002                                                                            -23.39
2003                                                                             29.78
2004                                                                             14.07
2005                                                                             15.29

-----------------------------------------------------------
CLASS A SHARES              QUARTER ENDED       RETURN
-----------------------------------------------------------
  Best Quarter:              12/31/2001          12.85%
-----------------------------------------------------------
  Worst Quarter:             09/30/2001         (18.39)%
-----------------------------------------------------------

  AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/05(1)

------------------------------------------------------------------------
                                                               LIFE OF
                                      1 YEAR      5 YEARS      FUND(2)
------------------------------------------------------------------------
  Return before taxes                  8.95%       0.38%      (1.91)%
------------------------------------------------------------------------
  Return after taxes on
  distributions(3)                     8.82%       0.31%      (1.97)%
------------------------------------------------------------------------
  Return after taxes on
  distributions and sale of fund
  shares(3)                            6.00%       0.32%      (1.61)%
------------------------------------------------------------------------
  Russell 1000 Growth (reflects no
  deduction for fees, expenses, or
  taxes)                               5.26%      (3.58)%     (7.20)%
------------------------------------------------------------------------

(1) Actual returns may depend on the investor's individual tax situation. After-tax returns may not be relevant if the investment is made through a tax-exempt or tax-deferred account, such as a 401(k) plan. After-tax returns are presented for only one class and returns for other classes will vary.
(2) Class A commenced operations on March 1, 2000.
(3) The after-tax returns are calculated using the historic highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

(DOLLAR ICON)
FEES AND EXPENSES
---------------------------------------------------------
There are no sales charges (load) or other transaction fees. Class I shares for this fund are offered for investment by strategic asset allocation funds only.

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

----------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from fund assets)(a)
                                                            CLASS I SHARES
----------------------------------------------------------------------------
 Management fees                                              0.75    %
 Distribution and service (12b-1) fees                         N/A
 Other expenses                                               0.07    %
----------------------------------------------------------------------------
                                                             -------------
 TOTAL ANNUAL FUND OPERATING EXPENSES                         0.82    %
 EXPENSE REDUCTION(B)                                         0.00    %
                                                           ------------------------------
 NET OPERATING EXPENSES                                       0.82    %
----------------------------------------------------------------------------

(a) Annual fund operating expenses are based on the fund's expenses for the fiscal year ended October 31, 2005, restated to reflect the estimated expenses of Class I shares.
(b) Contractual arrangements have been made with the fund's investment adviser Transamerica Fund Advisors, Inc. (TFAI) through March 1, 2007, to waive fees and/or reimburse fund expenses to the extent that the fund's total operating expenses (excluding any distribution and service (12b-1) fee) exceed 1.17%.

EXAMPLE
This example is here to help you compare the cost of investing in this fund with the cost of investing in other mutual funds. It shows the cumulative expenses you would pay if you invested $10,000 and held your shares for various time periods, with a 5% annual return and fund operating expenses remaining the same. This return is for illustrative purposes and is not guaranteed. Actual costs may be higher or lower.

--------------------------------
SHARE CLASS  1 YEAR    3 YEARS
--------------------------------
    I         $84        $262
--------------------------------

(QUESTION MARK ICON)
ADDITIONAL INFORMATION
---------------------------------------------------------

MANAGEMENT

INVESTMENT ADVISER:

   Transamerica Fund Advisors, Inc. (TFAI)
   570 Carillon Parkway
   St. Petersburg, Florida 33716-1202

For additional information about TFAI, see the section entitled "Shareholder Information - Investment Adviser" of this prospectus.

ADVISORY FEE:

TFAI receives compensation, calculated daily and paid monthly, from the fund at the indicated annual rate (expressed as a specified percentage of the fund's average daily net assets):

AVERAGE DAILY NET ASSETS
First $500 million..............................     0.75%
Over $500 million...............................     0.70%

For the fiscal year ended October 31, 2005, the fund paid an advisory fee of 0.75% of the fund's average daily net assets.

TA IDEX TRANSAMERICA EQUITY
--------------------------------------------------------------------------------

SUB-ADVISER

   Transamerica Investment Management, LLC
   1150 South Olive Street, Suite 2700
   Los Angeles, California 90015

SUB-ADVISORY FEE:

The sub-adviser receives monthly compensation from the investment adviser at the annual rate of a specified percentage of the fund's average daily net assets. The percentage for the fund is as follows:

First $500 million.................................   0.35%
Over $500 million..................................   0.30%
less 50% of any amount reimbursed pursuant to the
fund's expense limitation

PORTFOLIO MANAGER:

GARY U. ROLLE, CFA, is President, Chief Investment Officer and Portfolio Manager at TIM. He joined TIM's predecessor in 1967. He also manages sub-advised funds and institutional separate accounts in the growth discipline. Mr. Rolle holds a B.S. in chemistry and economics from the University of California at Riverside.

The Statement of Additional Information provides additional information about the portfolio manager's compensation, other accounts managed by the portfolio manager, and the portfolio manager's ownership of securities in the fund.

TIM, through its parent company, has provided investment advisory services to various clients since 1967.

A discussion regarding the basis of TA IDEX's Board of Trustees' approval of the fund's advisory arrangements will be available in TA IDEX's semi-annual report for the fiscal period ending April 30, 2006.

FINANCIAL HIGHLIGHTS:

Financial Highlights for this fund are not included in this prospectus because Class I shares commenced operations on November 15, 2005.

TA IDEX GREAT COMPANIES - AMERICA(SM)
--------------------------------------------------------------------------------

SUMMARY OF RISKS AND RETURNS

(CHECK MARK ICON)
OBJECTIVE
---------------------------------------------------------
The objective of TA IDEX Great Companies -- America(SM) is long-term growth of capital.

(CIRCLE I ICON)
PRINCIPAL STRATEGIES AND POLICIES
---------------------------------------------------------
The fund's sub-adviser, Great Companies, L.L.C. (Great Companies), seeks to achieve this objective by investing principally in:

- large-cap stocks

The fund seeks to invest in common stocks of large, established, United States based companies. Stocks for this fund are selected by Great Companies from a group of companies that it has identified, in its opinion, as being "great companies."

To be considered a "great company" by the sub-adviser, the sub-adviser will initially determine if a company meets the following criteria: be highly regarded by management experts; be publicly traded; be incorporated in the United States; have been in business for a significant period and survived its founder; have a market cap in the top five percent of stocks traded in the United States; be a global company (as defined by the sub-adviser); be engaged in what the sub-adviser considers to be "terrific businesses"; have a "protective barrier" such as superior brand franchises; consider employees to be a company's most valuable asset; have, in the sub-adviser's opinion, "world class management"; and be an innovation-driven company that, in the sub-adviser's opinion, can convert changes into opportunities, and generate high returns on invested capital.

The sub-adviser seeks common stocks that have outstanding shareholder returns defined as having outperformed the fund's benchmark over a set period of time.

To determine how to allocate fund assets among the "great companies" the sub-adviser has identified, the sub-adviser uses intrinsic value investing. Intrinsic value is the discounted value of the estimated amount of cash that can be taken out of a business during its remaining life. It is an estimate rather than a precise figure, and changes when interest rates move or when forecasts of future cash flows are revised. Other factors, such as intrinsic value momentum or the company's ability to generate increasing economic profit, are considered in weighing the portfolio.

Additionally, the sub-adviser determines optimum sector weightings for the different sectors. Once optimum sector weightings have been determined, stocks are allocated among the sectors. Sector weightings are adjusted as the investing environment dictates.

Under adverse or unstable market conditions, the fund could invest some or all of its assets in cash, repurchase agreements and money market instruments. Although the fund would do this only in seeking to avoid losses, the fund may be unable to pursue its investment objective during that time, and it could reduce the benefit from any upswing in the market.

THIS FUND IS NON-DIVERSIFIED.

WHAT IS A NON-DIVERSIFIED FUND?
A "non-diversified" fund has the ability to take larger positions in a smaller number of issuers. To the extent a fund invests a greater portion of its assets in the securities of a smaller number of issuers, it may be more susceptible to any single economic, political or regulatory occurrence than a widely diversified fund and may be subject to greater loss with respect to its portfolio securities. However, to meet federal tax requirements, at the close of each quarter the fund may not have more than 25% of its total assets invested in any one issuer, and, with respect to 50% of its total assets, not more than 5% of its total assets invested in one issuer.

(EXCLAMATION ICON)
PRINCIPAL RISKS
---------------------------------------------------------
The fund is subject to the following principal investment risks:

- STOCKS
While stocks have historically outperformed other investments over the long term, their prices tend to go up and down more dramatically over the shorter term. These price movements may result from factors affecting individual companies, industries or the securities market as a whole. Because the stocks the fund holds fluctuate in price, the value of your investment in the fund will go up and down.

- GROWTH STOCKS
Growth stocks can be volatile for several reasons. Since growth companies usually reinvest a high proportion of their earnings in their own businesses, they may lack the dividends often associated with the value stocks that could cushion their decline in a falling market. Also, since investors buy growth stocks because of their expected superior earnings growth, earnings disappointments often result in sharp price declines. Certain types of growth stocks, particularly technology stocks, can be extremely volatile and subject to greater price swings than the broader market.

- VALUE RISK
The value approach carries the risk that the market will not recognize a security's intrinsic value for a long time, or that a stock considered to be undervalued may actually be appropriately priced.

- NON-DIVERSIFICATION RISK
Focusing investments in a small number of issuers, industries or foreign currencies increases risk. Because the fund is non-diversified, it may be more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be.

- MARKET RISK
The value of securities owned by the fund may go up or down, sometimes rapidly or unpredictably. Securities may decline in value due to factors affecting securities markets generally or particular industries.

YOU MAY LOSE MONEY IF YOU INVEST IN THIS FUND.

These and other risks are fully described in the section entitled "Explanation of Strategies and Risks" in Appendix A of this prospectus.

TA IDEX GREAT COMPANIES - AMERICA(SM)
--------------------------------------------------------------------------------

DISCLOSURE OF PORTFOLIO HOLDINGS
A detailed description of the fund's policies and procedures with respect to the disclosure of the fund's portfolio securities is available in the Statement of Additional Information. In addition, investors should note that the fund publishes its holdings on its website at www.transamericaidex.com 30 days after the end of each calendar quarter. Such information will generally remain online for six months or as otherwise consistent with applicable regulations.

- INVESTOR PROFILE
The fund may be appropriate for investors who seek long-term growth of capital and who can tolerate fluctuations inherent in stock investing.

(PERCENTAGE ICON)
PAST PERFORMANCE
---------------------------------------------------------
The past performance information shown below is for Class A shares, which would have substantially similar annual returns as Class I shares because both share classes are invested in the same portfolio of securities. The returns for Class A shares will vary from Class I shares to the extent that the Classes do not have the same expenses and Class I shares are not subject to sales charges which are reflected in the performance information about Class A shares in the table. Performance information for Class I shares will be included after the share class has been in operation for one complete calendar year.

The bar chart and the table below provide some indication of the risks of investing in the fund by showing you how the fund's performance has varied from year to year, and how the fund's average annual total returns for different periods compare to the returns of a broad measure of market performance, the Standard & Poor's 500 Composite Stock Price Index (S&P 500 Index), a widely recognized unmanaged index of market performance which is comprised of 500 widely held common stocks that measures the general performance of the market. The bar chart does not reflect the impact of sales charges, which, if reflected, would lower the returns. The table includes deduction of applicable Class A sales charges. Absent limitation of the fund's expenses, total returns would be lower. As with all mutual funds, past performance (before and after taxes) is not a prediction of future results.

YEAR-BY-YEAR TOTAL RETURN as of 12/31 each year (%)

                                 CLASS A SHARES
                               ------------------
[BAR GRAPH]

2001                                                                            -12.02
2002                                                                            -21.57
2003                                                                             23.80
2004                                                                              0.86
2005                                                                              3.19

-----------------------------------------------------------
CLASS A SHARES              QUARTER ENDED       RETURN
-----------------------------------------------------------
  Best Quarter:              06/30/2003          12.74%
-----------------------------------------------------------
  Worst Quarter:             06/30/2002         (16.08)%
-----------------------------------------------------------

  AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/05(1)

------------------------------------------------------------------------
                                                               LIFE OF
                                      1 YEAR      5 YEARS      FUND(2)
------------------------------------------------------------------------
  Return before taxes                 (2.48)%     (3.42)%      (1.60)%
------------------------------------------------------------------------
  Return after taxes on
    distributions(3)                  (2.48)%     (3.42)%      (1.60)%
------------------------------------------------------------------------
  Return after taxes on
  distributions and sale of fund
  shares(3)                           (1.61)%     (2.88)%      (1.35)%
------------------------------------------------------------------------
  S&P 500 Index (reflects no
  deduction for fees, expenses, or
  taxes)                               4.91%       0.54%       (1.84)%
------------------------------------------------------------------------

(1) Actual returns may depend on the investor's individual tax situation. After-tax returns may not be relevant if the investment is made through a tax-exempt or tax-deferred account, such as a 401(k) plan. After-tax returns are presented for only one class and returns for other classes will vary.
(2) Class A commenced operations on July 14, 2000.
(3) The after-tax returns are calculated using the historic highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

(DOLLAR ICON)
FEES AND EXPENSES
---------------------------------------------------------
There are no sales charges (load) or other transaction fees. Class I shares for this fund are offered for investment by strategic asset allocation funds only.

The following table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

---------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (expenses that are deducted
from fund assets)(a)
                                                            CLASS I SHARES
---------------------------------------------------------------------------
 Management fees                                                 0.75%
 Distribution and service (12b-1) fees                            N/A
 Other expenses                                                  0.11%
---------------------------------------------------------------------------
                                                            ------------------------------
 TOTAL ANNUAL FUND OPERATING EXPENSES                            0.86%
 EXPENSE REDUCTION(B)                                            0.00%
                                                             ------------
 NET OPERATING EXPENSES                                          0.86%
---------------------------------------------------------------------------

(a) Annual fund operating expenses are based on the fund's expenses for the fiscal year ended October 31, 2005, restated to reflect the estimated expenses of Class I shares.
(b) Contractual arrangements have been made with the fund's investment adviser, Transamerica Fund Advisors, Inc. (TFAI), through March 1, 2007, to waive fees and/or reimburse fund expenses to the extent that the fund's total operating expenses (excluding any distribution and service (12b-1) fee) exceed 1.15%. TFAI is entitled to reimbursement by the fund of fees waived or expenses reduced during any of the previous 36 months beginning on the date of the expense limitation agreement if on any day the estimated annualized fund operating expenses are less than 1.15%.

TA IDEX GREAT COMPANIES - AMERICA(SM)
--------------------------------------------------------------------------------

EXAMPLE
This example is here to help you compare the cost of investing in this fund with the cost of investing in other mutual funds. It shows the cumulative expenses you would pay if you invested $10,000 and held your shares for various time periods, with a 5% annual return and fund operating expenses remaining the same. This return is for illustrative purposes and is not guaranteed. Actual costs may be higher or lower.

-------------------------------
SHARE CLASS  1 YEAR    3 YEARS
-------------------------------
    I         $ 88      $274
-------------------------------

(QUESTION MARK ICON)
ADDITIONAL INFORMATION
---------------------------------------------------------

MANAGEMENT

INVESTMENT ADVISER:

   Transamerica Fund Advisors, Inc. (TFAI)
   570 Carillon Parkway
   St. Petersburg, Florida 33716-1202

For additional information about TFAI, see the section entitled "Shareholder Information - Investment Adviser" of this prospectus.

ADVISORY FEE:

TFAI receives compensation, calculated daily and paid monthly, from the fund at the indicated annual rate (expressed as a specified percentage of the fund's average daily net assets):

AVERAGE DAILY NET ASSETS
First $500 million...............................    0.75%
Over $500 million up to $1 billion...............    0.70%
Over $1 billion..................................    0.65%

For the fiscal year ended October 31, 2005, the fund paid an advisory fee of 0.775% of the fund's average daily net assets.

NOTE: The advisory fees for this fund were recently reduced.

Prior to January 1, 2006, the advisory fees at an annual rate (expressed as a specific percentage of the fund's average daily net assets) were:

First $250 million...............................    0.775%
Over $250 million up to $500 million.............    0.75%
Over $500 million up to $1 billion...............    0.70%
Over $1 billion..................................    0.65%

SUB-ADVISER:

   Great Companies, L.L.C.
   635 Court Street, Suite 100
   Clearwater, Florida 33756

SUB-ADVISORY FEE:

The sub-adviser receives monthly compensation from the investment adviser at the annual rate of a specified percentage of the fund's average daily net assets. The percentage for the fund is as follows:

First $500 million...............................    0.30%
Over $500 million................................    0.25%

PORTFOLIO MANAGERS:

JIM HUGUET has served as Co-CEO and CIO of Great Companies since May 2000. He has served as manager of the fund since its inception. From 1994 until 1998, Mr. Huguet served as Executive Vice President of Information Resources Inc. From 1998 to May 2000, Mr. Huguet served as Director and President of Great Companies, Inc., an investment advisory firm registered with the state of Connecticut. In May 2000, Mr. Huguet, together with John R. Kenney and Money Services, Inc., formed Great Companies.

GERRY BOLLMAN, CFA, has served as Executive Vice President of Great Companies since May 2000. He has served as a fund manager of the fund since its inception. From 1983 until 1995, Mr. Bollman was Executive Vice President and portfolio manager for Continental Asset Management Corporation in New York City, and was responsible for all equity and venture capital portfolios for that firm. From 1995 to May 2001, Mr. Bollman founded and served as Chairman and Managing Member of Intrinsic Value Associates, LLC, a Chatham, New Jersey based consulting firm that provided portfolio management services and intrinsic value advice to Great Companies, Inc. and then to Great Companies. Mr. Bollman also served as Executive Vice President of Great Companies, Inc., an investment advisory firm registered with the state of Connecticut, from 1999 until May 2000.

MATT STEPHANI, CFA, CPA, has served as Senior Vice President of Great Companies since May 2001. He is responsible for analysis of domestic equities for Great Companies. From 1995 to May 2001, Mr. Stephani was employed by Deloitte & Touche, most recently as an Accounting Manager in Wilton, Connecticut.

DEREK HONG, CFA, has served as Senior Vice President and Portfolio Manager since May 2004. He was a Senior Vice President and Portfolio Manager with Peninsula Asset Management in Bradenton, Florida from 2001 to 2004. From 1995 until 2001, he was a Fund Manager with the Abu Dhabi Investment Authority, in the United Arab Emirates. From 1993 to 1995, Mr. Hong served as Portfolio Manager and Equity Research Analyst with Davidson Investment Advisors in Great Falls, Montana.

The Statement of Additional Information provides additional information about the portfolio managers' compensation, other accounts managed by the portfolio managers, and the portfolio managers' ownership of securities in the fund.

Great Companies has provided investment advisory services to various clients since 2000.

A discussion regarding the basis of TA IDEX's Board of Trustees' approval of the fund's advisory arrangements will be available in TA IDEX's semi-annual report for the fiscal period ending April 30, 2006.

FINANCIAL HIGHLIGHTS:

Financial Highlights for this fund are not included in this prospectus because Class I shares commenced operations on November 15, 2005.

TA IDEX JANUS GROWTH
--------------------------------------------------------------------------------

SUMMARY OF RISKS AND RETURNS

(CHECK MARK ICON)
OBJECTIVE
---------------------------------------------------------
The objective of TA IDEX Janus Growth is growth of capital.

(CIRCLE I ICON)
PRINCIPAL STRATEGIES AND POLICIES
---------------------------------------------------------
The fund's sub-adviser, Janus Capital Management LLC (Janus), seeks to achieve this objective by investing principally in:

- equity securities listed on national exchanges or on NASDAQ that the fund's manager believes have a good potential for capital growth, some of which may be of foreign issuers

The fund's main strategy is to invest almost all of its assets in equity securities at times when the fund's manager believes the market environment favors such investing.

The fund's sub-adviser builds the fund one company at a time, emphasizing growth of capital by investing in companies the fund's manager believes to have the greatest earnings growth potential.

While investments are focused on earnings growth, the fund's sub-adviser also searches for companies that it believes are trading at reasonable prices relative to their future earnings growth. To locate these opportunities, the fund's sub-adviser subjects each company to a rigorous "bottom up" fundamental analysis, carefully researching each potential investment before and after it is incorporated into the fund.

WHAT IS "BOTTOM-UP" ANALYSIS?
When a sub-adviser uses a "bottom up" approach, it looks primarily at individual companies against the context of broad market factors. It seeks to identify individual companies with earnings growth potential that may not be recognized by the market at large.

Although themes may emerge in the fund, securities are generally selected without regard to any defined industry sector or other similarly defined selection procedure. Realization of income is not a significant investment consideration for the fund, and any income realized on the fund's investments is incidental to its objective.

The fund's manager may sell stocks when its expectations regarding earnings growth change, there is an earnings surprise, or the earnings change.

While the fund invests principally in equity securities, the fund's manager may, to a lesser extent, invest in futures and foreign securities, or other securities and investment strategies in pursuit of its investment objective.

Under adverse or unstable market conditions, the fund could invest some or all of its assets in cash, repurchase agreements and money market instruments. Although the fund would do this only in seeking to avoid losses, the fund may be unable to pursue its investment objective during that time, and it could reduce the benefit from any upswing in the market.

(EXCLAMATION ICON)
PRINCIPAL RISKS
---------------------------------------------------------
The fund is subject to the following principal investment risks:

- STOCKS
While stocks have historically outperformed other investments over the long term, their prices tend to go up and down more dramatically over the shorter term. These price movements may result from factors affecting individual companies, industries or the securities markets as a whole. Because the stocks the fund holds fluctuate in price, the value of your investment in the fund will go up and down.

- GROWTH STOCKS
Growth stocks can be volatile for several reasons. Since growth companies usually reinvest a high proportion of their earnings in their own businesses, they may lack the dividends often associated with the value stocks that could cushion their decline in a falling market. Also, since investors buy growth stocks because of their expected superior earnings growth, earnings disappointments often result in sharp price declines. Certain types of growth stocks, particularly technology stocks, can be extremely volatile and subject to greater price swings than the broader market.

- FOREIGN SECURITIES
Investments in foreign securities, including American Depositary Receipts
(ADRs), Global Depositary Receipts (GDRs) and European Depositary Receipts
(EDRs), involve risks relating to political, social and economic developments abroad, as well as risks resulting from the difference between the regulations to which U.S. and foreign issuer markets are subject. These risks may include, without limitation:

- changes in currency values

- currency speculation

- currency trading costs

- different accounting and reporting practices

- less information available to the public

- less (or different) regulation of securities markets

- more complex business negotiations

- less liquidity

- more fluctuations in prices

- delays in settling foreign securities transactions

- higher costs for holding shares (custodial fees)

- higher transaction costs

- vulnerability to seizure and taxes

- political instability and small markets

- different market trading days

- REPURCHASE AGREEMENTS
Under a repurchase agreement, the seller agrees to repurchase a security at a mutually agreed-upon time and price. If the other party to a repurchase agreement defaults on its obligation, the fund may suffer delays and incur costs or lose money in exercising its rights under the agreement. If the seller fails to repurchase the security and the market value declines, the fund could lose money.

TA IDEX JANUS GROWTH
--------------------------------------------------------------------------------

- FUTURES
Futures involve additional investment risks and transactional costs, and draw upon skills and experience which are different than those needed to pick other securities. Special risks include:

- Inaccurate market predictions

- Imperfect correlation
- Illiquidity

- Tax considerations

- DERIVATIVES
The use of derivative instruments may involve risks different from, or greater than, the risks associated with investing directly in securities or other traditional investments. Derivatives may be subject to market risk, interest rate risk, and credit risk. Certain derivatives may be illiquid, which may reduce the return of the fund if it cannot sell or terminate the derivative instrument at an advantageous time or price. Some derivatives may involve the risk of improper valuation, or the risk that changes in the value of the instrument may not correlate well with the underlying asset, rate or index. As a result of inaccurate market predictions by the sub-adviser, the fund could lose the entire amount of its investment in a derivative and, in some cases, could lose more than the principal amount invested. Also, suitable derivative instruments may not be available in all circumstances, and there is no assurance that the fund will be able to engage in these transactions to reduce exposure to other risks.

- MARKET RISK
The value of securities owned by the fund may go up or down, sometimes rapidly or unpredictably. Securities may decline in value due to factors affecting securities markets generally or particular industries.

YOU MAY LOSE MONEY IF YOU INVEST IN THIS FUND.
These and other risks are fully described in the section entitled "Explanation of Strategies and Risks" in Appendix A of this prospectus.
DISCLOSURE OF PORTFOLIO HOLDINGS
A detailed description of the fund's policies and procedures with respect to the disclosure of the fund's portfolio securities is available in the Statement of Additional Information. In addition, investors should note that the fund publishes its holdings on its website at www.transamericaidex.com 30 days after the end of each calendar quarter. Such information will generally remain online for six months or as otherwise consistent with applicable regulations.

- INVESTOR PROFILE
This fund may be appropriate for investors who want capital growth in a broadly diversified stock portfolio, and who can tolerate significant fluctuations in the value of their investment.

(PERCENTAGE ICON)
PAST PERFORMANCE
---------------------------------------------------------
The past performance information shown below is for Class A shares, which would have substantially similar annual returns as Class I shares because both share classes are invested in the same portfolio of securities. The returns for Class A shares will vary from Class I shares to the extent that the Classes do not have the same expenses and Class I shares are not subject to sales charges (which are reflected in the performance information about Class A shares in the table). Performance information for Class I shares will be included after the share class has been in operation for one complete calendar year.

The bar chart and the table below provide some indication of the risks of investing in the fund by showing you how the fund's performance has varied from year to year, and how the fund's average annual total returns for different periods compare to the returns of broad measures of market performance, the Standard & Poor's 500 Composite Stock Price Index (S&P 500 Index), a widely recognized unmanaged index of market performance which is comprised of 500 widely held common stocks that measures the general performance of the market, and the Russell 1000 Growth Index (Russell 1000 Growth) (secondary), which measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values. The bar chart does not reflect the impact of sales charges, which, if reflected, would lower the returns. The table includes deduction of applicable Class A sales charges. Absent limitation of the fund's expenses, total returns would be lower. As with all mutual funds, past performance (before and after taxes) is not a prediction of future results.

YEAR-BY-YEAR TOTAL RETURN as of 12/31 each year (%)

                                 CLASS A SHARES
                               ------------------

[BAR GRAPH]

1996                                                                             17.06
----                                                                             -----
1997                                                                             16.82
1998                                                                             63.98
1999                                                                             58.46
2000                                                                            -28.22
2001                                                                            -28.29
2002                                                                            -30.68
2003                                                                             31.54
2004                                                                             14.97
2005                                                                              9.55

-----------------------------------------------------------
CLASS A SHARES              QUARTER ENDED       RETURN
-----------------------------------------------------------
  Best Quarter:              12/31/1999          31.77%
-----------------------------------------------------------
  Worst Quarter:             09/30/2001         (31.66)%
-----------------------------------------------------------

  AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/05(1)

------------------------------------------------------------------------
                                      1 YEAR      5 YEARS     10 YEARS
------------------------------------------------------------------------
  Return before taxes                  3.52%      (4.89)%       7.10%
------------------------------------------------------------------------
  Return after taxes on
  distributions(2)                     3.52%      (4.89)%       5.88%
------------------------------------------------------------------------
  Return after taxes on
  distributions and sale of fund
  shares(2)                            2.29%      (4.09)%       5.86%
------------------------------------------------------------------------
  S&P 500 Index (reflects no
  deduction for fees, expenses, or
  taxes)                               4.91%       0.54%        9.07%
------------------------------------------------------------------------
  Russell 1000 Growth Index
  (secondary)(3) (reflects no
  deduction for fees, expenses, or
  taxes)                               5.26%      (3.58)%       6.73%
------------------------------------------------------------------------

(1) Actual returns may depend on the investor's individual tax situation. After-tax returns may not be relevant if the investment is made through a tax-exempt or tax-deferred account, such as a 401(k) plan. After-tax returns are presented for only one class and returns for other classes will vary.
(2) The after-tax returns are calculated using the historic highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
(3) This index was added on March 22, 2005 as a secondary benchmark to make more meaningful comparisons of the fund's performance relative to the strategy it employs.

TA IDEX JANUS GROWTH
--------------------------------------------------------------------------------

(DOLLAR ICON)
FEES AND EXPENSES
---------------------------------------------------------
There are no sales charges (load) or other transaction fees. Class I shares for this fund are offered for investment by strategic asset allocation funds only.

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

----------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (expenses that are deducted
from fund assets)(a)
                                                             CLASS I SHARES
----------------------------------------------------------------------------
 Management fees                                                 0.77%
 Distribution and service (12b-1) fees                            N/A
 Other expenses                                                  0.09%
----------------------------------------------------------------------------
                                                            ------------------------------
 TOTAL ANNUAL FUND OPERATING EXPENSES                            0.86%
 EXPENSE REDUCTION(b)                                            0.00%
                                                            ------------------------------
 NET OPERATING EXPENSES                                          0.86%
----------------------------------------------------------------------------

(a) Annual fund operating expenses are based on the fund's expenses for the fiscal year ended October 31, 2005, restated to reflect the estimated expenses of Class I shares.
(b) Contractual arrangements have been made with the fund's investment adviser Transamerica Fund Advisors, Inc. (TFAI) through March 1, 2007, to waive fees and/or reimburse fund expenses to the extent that the fund's total expenses (excluding any distribution and service (12b-1) fees) exceed 1.30%.

EXAMPLE
This example is here to help you compare the cost of investing in this fund with the cost of investing in other mutual funds. It shows the cumulative expenses you would pay if you invested $10,000 and held your shares for various time periods, with a 5% annual return and fund operating expenses remaining the same. This return is for illustrative purposes and is not guaranteed. Actual costs may be higher or lower.

-------------------------------
SHARE CLASS  1 YEAR    3 YEARS
-------------------------------
    I         $88       $274
-------------------------------

(QUESTION MARK ICON)
ADDITIONAL INFORMATION
---------------------------------------------------------

MANAGEMENT

INVESTMENT ADVISER:

   Transamerica Fund Advisors, Inc. (TFAI)
   570 Carillon Parkway
   St. Petersburg, Florida 33716-1202

For additional information about TFAI, see the section entitled "Shareholder Information - Investment Adviser" of this prospectus.

ADVISORY FEE:

TFAI receives compensation, calculated daily and paid monthly, from the fund at the indicated annual rate (expressed as a specified percentage of the fund's average daily net assets):

AVERAGE DAILY NET ASSETS
First $250 million..............................     0.80%
Over $250 million up to $750 million............     0.77%
Over $750 million up to $1.5 billion............     0.75%
Over $1.5 billion up to $3 billion..............     0.70%
Over $3 billion.................................    0.675%

For the fiscal year ended October 31, 2005, the fund paid an advisory fee of 0.79% of the fund's average daily net assets.

SUB-ADVISER:

   Janus Capital Management LLC
   151 Detroit Street
   Denver, Colorado 80206-4805

SUB-ADVISORY FEE:

The sub-adviser receives monthly compensation from the investment adviser at the annual rate of a specified percentage of the fund's average daily net assets. The percentage for the fund is as follows:

First $250 million..............................     0.40%
Next $500 million...............................     0.35%
Next $750 million...............................     0.30%
Next $1.5 billion...............................     0.25%
In excess of $3 billion.........................    0.225%
less 50% of any amount reimbursed pursuant to the
portfolio's expense limitation

In addition this sub-adviser waives its monthly compensation by the following percentages based on the average daily net assets of the fund:

         Asset Levels                 Percentage Fee Waivers
Assets between $1.5 and $3        5% fee reduction on assets over
  billion                         $1.5 billion
Assets between $3 and $5          7.5% fee reduction on assets
  billion                         over $3 billion
Assets above $5 billion           10% fee reduction on assets
                                  over $5 billion

TA IDEX JANUS GROWTH
--------------------------------------------------------------------------------

PORTFOLIO MANAGER:

EDWARD KEELY, CFA, Vice President, serves as manager of this fund. Mr. Keely has been sole manager of this fund since January 2000. Previously, he served as co-manager of the fund starting January 1999. Prior to joining Janus in 1998, he was a Senior Vice President of Investments at Founders Funds.

The Statement of Additional Information provides additional information about the portfolio manager's compensation, other accounts managed by the portfolio manager, and the portfolio manager's ownership of securities in the fund.

Janus has provided investment advisory services to various clients since 1970.

A discussion regarding the basis of TA IDEX's Board of Trustees' approval of the fund's advisory arrangements will be available in the TA IDEX's semi-annual report for the fiscal period ending April 30, 2006.

FINANCIAL HIGHLIGHTS:

Financial Highlights for this fund are not included in this prospectus because Class I shares commenced operations on November 15, 2005.

TA IDEX T. ROWE PRICE TAX-EFFICIENT GROWTH
--------------------------------------------------------------------------------

SUMMARY OF RISKS AND RETURNS

(CHECK MARK ICON)
OBJECTIVE
---------------------------------------------------------
The objective of TA IDEX T. Rowe Price Tax-Efficient Growth is to seek attractive long-term capital appreciation on an after-tax basis.

(CIRCLE I ICON)
PRINCIPAL STRATEGIES AND POLICIES
---------------------------------------------------------
The fund's sub-adviser, T. Rowe Price Associates, Inc. (T. Rowe Price), seeks to achieve this objective by investing principally in large-cap stocks. Stocks are selected mainly from the 1,000 largest U.S. companies as measured by their capitalizations.

T. Rowe Price selects stocks based on a combination of fundamental, bottom-up analysis and top-down quantitative strategies in an effort to identify companies with superior long-term appreciation prospects. T. Rowe Price generally uses a growth approach, looking for companies with one or more of the following characteristics:

- volatile prices

- a demonstrated ability to consistently increase revenues, earnings, and cash flow

- capable management

- attractive business niches

- a sustainable competitive advantage

Valuation measures, such as a company's price/earnings ratio relative to the market and its own growth rate are also considered. T. Rowe Price typically limits holdings of high-yielding stocks, but the payment of dividends -- even above-average dividends -- does not disqualify a stock from consideration.

In pursuing the fund's objective, T. Rowe Price has the discretion to purchase some securities that do not meet its normal investment criteria, as described above, when it perceives an unusual opportunity for gain. These special situations might arise when the fund's management believes a security could increase in value for a variety of reasons, including a change in management, an extraordinary corporate event, or a temporary imbalance in the supply of or demand for the securities.

In an effort to achieve the fund's goal of minimizing taxable distributions, T. Rowe Price strives to avoid realizing capital gains by limiting sales of existing holdings. However, gains may be realized when T. Rowe Price believes the risk of holding a security outweighs tax considerations. When gains are taken, T. Rowe Price will attempt to offset them with losses from other securities.

These is no guarantee that the sub-adviser's attempt to manage the fund in a tax-efficient manner will be successful.

While most assets will be invested in U.S. common stock, other securities may also be purchased, including foreign stocks (up to 25% of total assets), futures, and options, in keeping with fund objectives.

Under adverse or unstable market conditions, the fund could invest some or all of its assets in cash, repurchase agreements and money market instruments. Although the fund would do this only in seeking to avoid losses, the fund may be unable to pursue its investment objective during that time, and it could reduce the benefit from any upswing in the market.

(EXCLAMATION ICON)
PRINCIPAL RISKS
---------------------------------------------------------
The fund is subject to the following principal investment risks:

- STOCKS

While stocks have historically outperformed other investments over the long term, their prices tend to go up and down more dramatically over the shorter term. These price movements may result from factors affecting individual companies, industries or the securities market as a whole. Because the stocks the fund may hold fluctuate in price, the value of your investment in the fund will go up and down.

- GROWTH STOCKS
Growth stocks can be volatile for several reasons. Since growth companies usually reinvest a high proportion of their earnings in their own businesses, they may lack the dividends often associated with value stocks that could cushion their decline in a falling market. Also, since investors buy growth stocks because of their expected superior earnings growth, earnings disappointments often result in sharp price declines. Certain types of growth stocks, particularly technology stocks, can be extremely volatile and subject to greater price swings than the broader market.

- FOREIGN SECURITIES
Investments in foreign securities, including American Depositary receipts
(ADRs), Global Depositary Receipts (GDRs) and European Depositary Receipts
(EDRs), involve risks relating to political, social and economic developments abroad, as well as risks resulting from the differences between the regulations to which U.S. and foreign issuer markets are subject. These risks may include, without limitation:

- changes in currency values

- currency speculation

- currency trading costs

- different accounting and reporting practices

- less information available to the public

- less (or different) regulation of securities markets

- more complex business negotiations

- less liquidity

- more fluctuations in prices

- delays in settling foreign securities transactions

- higher costs for holding shares (custodial fees)

- higher transaction costs

- vulnerability to seizure and taxes

- political instability and small markets

- different market trading days

- DERIVATIVES
The use of derivative instruments may involve risks different from, or greater than, the risks associated with investing directly in securities or other traditional investments. Derivatives may be subject to market risk, interest rate risk, and credit risk. Certain derivatives may be illiquid, which may reduce the return of the fund if it cannot sell or terminate the derivative instrument at an advantageous time or price. Some derivatives may involve the risk of improper valuation, or the risk that changes in the value of the instrument may not correlate well with the underlying asset, rate or index. As a result of inaccurate market predictions by the sub-adviser, the fund could lose the entire amount of its investment in a derivative and, in some cases, could lose more than the

TA IDEX T. ROWE PRICE TAX-EFFICIENT GROWTH
--------------------------------------------------------------------------------

principal amount invested. Also, suitable derivative instruments may not be available in all circumstances, and there is no assurance that the fund will be able to engage in these transactions to reduce exposure to other risks.

- FUTURES
Futures involve additional investment risks and transactional costs, and draw upon skills and experience which are different than those needed to pick other securities. Special risks include:

- inaccurate market predictions

- imperfect correlation
- illiquidity

- tax considerations
- MARKET RISK
The value of securities owned by the fund may go up or down, sometimes rapidly or unpredictably. Securities may decline in value due to factors affecting securities markets generally or particular industries.

YOU MAY LOSE MONEY IF YOU INVEST IN THIS FUND.
These and other risks are fully described in the section entitled "Explanation of Strategies and Risks" in Appendix A of this prospectus.

DISCLOSURE OF PORTFOLIO HOLDINGS
A detailed description of the fund's policies and procedures with respect to the disclosure of the fund's portfolio securities is available in the Statement of Additional Information. In addition, investors should note that the fund publishes its holdings on its website at www.transamericaidex.com 30 days after the end of each calendar quarter. Such information will generally remain online for six months or as otherwise consistent with applicable regulations.

- INVESTOR PROFILE
This fund may be appropriate for investors who want a long-term approach to building capital and who can tolerate the greater risk of share price declines that accompanies an all-stock portfolio. The higher your tax bracket, the more likely the fund will be appropriate.

(PERCENTAGE ICON)
PAST PERFORMANCE
---------------------------------------------------------
The past performance information shown below is for Class A shares, which would have substantially similar annual returns as Class I shares because both share classes are invested in the same portfolio of securities. The returns for Class A shares will vary from Class I shares to the extent that the Classes do not have the same expenses and Class I shares are not subject to sales charges (which are reflected in the performance information about Class A shares in the table). Performance information for Class I shares will be included after the share class has been in operation for one complete calendar year.

The bar chart and the table below provide some indication of the risks of investing in the fund by showing you how the fund's performance has varied from year to year, and how the fund's average annual total returns for different periods compare to the returns of a broad measure of market performance, the Russell 1000 Growth Index, which measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values. The index is a widely recognized unmanaged index of market performance. The bar chart does not reflect the impact of sales charges, which, if reflected, would lower the returns. The table includes deduction of applicable Class A sales charges. Absent limitation of the fund's expenses, total returns would be lower. As with all mutual funds, past performance (before and after taxes) is not a prediction of future results.

YEAR-BY-YEAR TOTAL RETURN as of 12/31 each year (%)

                                 CLASS A SHARES
                               ------------------
[BAR GRAPH]

2000                                                                             9.44
----                                                                             ----
2001                                                                             -4.75
2002                                                                            -22.76
2003                                                                             29.65
2004                                                                              3.29
2005                                                                              1.07

------------------------------------------------------------
CLASS A SHARES                QUARTER ENDED       RETURN
------------------------------------------------------------
  Best Quarter:                06/30/2005          17.46%
------------------------------------------------------------
  Worst Quarter:               06/30/2002         (17.18)%
------------------------------------------------------------

  AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/05(1)

--------------------------------------------------------------------
                                                           LIFE OF
                                  1 YEAR      5 YEARS      FUND(2)
--------------------------------------------------------------------
  Return before taxes            (4.49)%     (1.21)%        0.47%
--------------------------------------------------------------------
  Return after taxes on
  distributions(3)               (4.49)%     (1.21)%        0.39%
--------------------------------------------------------------------
  Return after taxes on
  distributions and sale of
  fund shares(3)                 (2.91)%     (1.03)%        0.35%
--------------------------------------------------------------------
  Russell 1000 Growth Index
  (reflects no deduction for
  fees, expenses, or taxes)        5.26%     (3.58)%      (2.32)%
--------------------------------------------------------------------

(1) Actual returns may depend on the investor's individual tax situation. After-tax returns may not be relevant if the investment is made through a tax-exempt or tax-deferred account, such as a 401(k) plan. After-tax returns are presented for only one class and returns for other classes will vary.
(2) Class A commenced operations on March 1, 1999.
(3) The after-tax returns are calculated using the historic highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

(DOLLAR ICON)
FEES AND EXPENSES
---------------------------------------------------------
There are no sales charges (load) or other transaction fees. Class I shares for this fund are offered for investment by strategic asset allocation funds only.

TA IDEX T. ROWE PRICE TAX-EFFICIENT GROWTH
--------------------------------------------------------------------------------

The following table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

-----------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (expenses that are deducted
from fund assets, expressed as a % of average daily net assets)(a)
                                                             CLASS I SHARES
-----------------------------------------------------------------------------
 Management fees                                                  0.75%
 Distribution and service (12b-1) fees                             N/A
 Other expenses                                                   0.34%
-----------------------------------------------------------------------------
                                                            ------------------------------
 TOTAL ANNUAL FUND OPERATING EXPENSES                             1.09%
 EXPENSE REDUCTION(B)                                             0.00%
                                                              ------------
 NET OPERATING EXPENSES                                           1.09%
-----------------------------------------------------------------------------

(a) Annual fund operating expenses are based on the fund's expenses for the fiscal year ended October 31, 2005, restated to reflect the estimated expenses of Class I shares.
(b) Contractual arrangements have been made with the fund's investment adviser Transamerica Fund Advisors, Inc. (TFAI) through March 1, 2007, to waive fees and/or reimburse fund expenses to the extent that the fund's total expenses (excluding any distribution and service (12b-1) fee) exceed 1.35%.

EXAMPLE
This example is here to help you compare the cost of investing in this fund with the cost of investing in other mutual funds. It shows the cumulative expenses you would pay if you invested $10,000 and held your shares for various time periods, with a 5% annual return and fund operating expenses remaining the same. This return is for illustrative purposes and is not guaranteed. Actual costs may be higher or lower.

-------------------------------
SHARE CLASS  1 YEAR    3 YEARS
-------------------------------
     I        $111      $347
-------------------------------

(QUESTION MARK ICON)
ADDITIONAL INFORMATION
---------------------------------------------------------

MANAGEMENT

INVESTMENT ADVISER:

   Transamerica Fund Advisors, Inc. (TFAI)
   570 Carillon Parkway
   St. Petersburg, Florida 33716-1202

ADVISORY FEE:

TFAI receives compensation, calculated daily and paid monthly, from the fund at the indicated annual rate (expressed as a specified percentage of the fund's average daily net assets):

AVERAGE DAILY NET ASSETS
First $500 million................................    0.75%
Over $500 million.................................    0.65%

For the fiscal year ended October 31, 2005, the fund paid an advisory fee of 0.73% of the fund's average daily net assets.

For additional information about TFAI, see the section entitled "Shareholder Information - Investment Adviser" of this prospectus.

SUB-ADVISER:

   T. Rowe Price Associates, Inc.
   100 East Pratt Street
   Baltimore, Maryland 21202

SUB-ADVISORY FEE:

The sub-adviser receives monthly compensation from the investment adviser at the annual rate of a specified percentage of the fund's average daily net assets. The percentage for the fund is as follows:

First $100 million...............................    0.45%
Over $100 million up to $250 million.............    0.40%
In excess of $250 million........................    0.35%

T. Rowe Price has agreed to a voluntary fee waiver based on the combined average daily net assets of TA IDEX T. Rowe Price Small Cap, TA IDEX T. Rowe Price Tax-Efficient Growth, AEGON/Transamerica Series Trust (ATST) T. Rowe Price Equity Income, ATST T. Rowe Price Growth Stock and ATST T. Rowe Price Small Cap as follows:

Assets between $750 million and     5% fee reduction on assets
  $1.5 billion.................              over $750 million
Assets between $1.5 billion and          7.5% fee reduction on
  $3 billion...................       assets over $1.5 billion
                                   10% fee reduction on assets
Assets above $3 billion........              over $3.0 billion

The reduction in fees is split evenly between shareholders and TFAI.

PORTFOLIO MANAGER:

The fund is managed by an Investment Advisory Committee.

DONALD J. PETERS, Chairman, has the day-to-day responsibility for managing the fund and works with the committee in developing and executing the fund's investment program. Mr. Peters has been managing investments since joining T. Rowe Price in 1993.

The T. Rowe Price group has provided investment advisory services to various clients since 1937.

The SAI provides additional information about the portfolio manager's compensation, other accounts managed by the portfolio manager, and the portfolio manager's ownership of securities in the fund.

A discussion regarding the basis of TA IDEX's Board of Trustees' approval of the fund's advisory arrangements will be available in TA IDEX's semi-annual report for the fiscal period ending April 30, 2006.

FINANCIAL HIGHLIGHTS:

Financial Highlights for this fund are not included in this prospectus because Class I shares commenced operations on November 15, 2005.

TA IDEX MERCURY LARGE CAP VALUE
--------------------------------------------------------------------------------

SUMMARY OF RISKS AND RETURNS

(CHECK MARK ICON)
OBJECTIVE
---------------------------------------------------------
The objective of TA IDEX Mercury Large Cap Value is to seek long-term capital growth.

(CIRCLE I ICON)
PRINCIPAL STRATEGIES AND POLICIES
---------------------------------------------------------
The fund's sub-adviser, Fund Asset Management, L.P., doing business as Mercury Advisors (Mercury), seeks to achieve this objective by investing primarily in a diversified portfolio of equity securities of large cap companies located in the United States. Under normal circumstances, the fund invests at least 80% of its assets in equity securities of large cap companies Mercury selects from among those that are, at the time of purchase, included in the Russell 1000(R) Value Index.

Mercury seeks to identify well-managed companies with good earnings growth rates selling at a reasonable valuation using a quantitative screening model combined with fundamental research, strict portfolio construction parameters, and risk management controls to seek repeatability of investment success.

- INVESTMENT PROCESS
Mercury follows a quantitative Multifactor Model in selecting securities for the fund's portfolio that considers such factors as:

- Earnings momentum to include the direction of earnings estimates

- Earnings surprise to include reported earnings vs. expectations

- Valuation to include a dividend discount model and relative P/E analysis

Mercury looks for strong relative earnings growth, preferring internal growth and unit growth over growth resulting from a company's pricing structure. A company's stock price relative to its earnings and book value is also examined; if Mercury believes that a company is overvalued, it will not be considered as an investment for the fund's portfolio. After the initial screening is done, Mercury relies on fundamental analysis, using both internal and external research, to optimize its quantitative model to choose companies that Mercury believes have strong, sustainable earnings growth with current momentum at attractive price valuations.

Because the fund generally will not hold all the stocks in its index, and because its investments may be allocated in amounts that vary from the proportional weightings of the various stocks in that index, the fund is not an "index" portfolio. In seeking to outperform its benchmark, however, Mercury reviews potential investments using certain criteria that are based on the securities index. These criteria currently include the following:

- Relative price earnings and price to book ratios

- Stability and quality of earnings momentum and growth

- Weighted median market capitalization of the fund's portfolio

- Allocation among the economic sectors of the fund's portfolio as compared to the index

- Weighted individual stocks within the applicable index

In addition, the fund may invest up to 10% of its assets in securities of companies organized under the laws of countries other than the United States that are traded on foreign securities exchanges or in the foreign over-the-counter markets, including securities of foreign issuers that are represented by American Depositary Receipts, or "ADRs." Securities of foreign issuers that are represented by ADRs or that are listed on a U.S. over-the-counter market are considered "foreign securities" for the purpose of the fund's investment allocations. The fund generally limits its foreign securities investments to ADRs of issuers in developed countries.

Under adverse or unstable market conditions, the fund could invest some or all of its assets in cash, repurchase agreements and money market instruments. Although the fund would do this only in seeking to avoid losses, the fund may be unable to pursue its investment objective during that time, and it could reduce the benefit from any upswing in the market.

(EXCLAMATION ICON)
PRINCIPAL RISKS
---------------------------------------------------------
The fund is subject to the following principal investment risks:

- STOCKS
While stocks have historically outperformed other investments over the long term, their prices tend to go up and down more dramatically over the shorter term. These price movements may result from factors affecting individual companies, industries, or the securities market as a whole. Because the stocks the fund holds fluctuate in price, the value of your investment in the fund will go up and down.

- VALUE RISK
The value approach carries the risk that the market will not recognize a security's intrinsic value for a long time, or that a stock considered to be undervalued may actually be appropriately priced.

- FOREIGN SECURITIES
Investments in foreign securities, including American Depositary Receipts
(ADRs), Global Depositary Receipts (GDRs) and European Depositary Receipts
(EDRs), involve risks relating to political, social and economic developments abroad, as well as risks resulting from the difference between the regulations to which U.S. and foreign issuer markets are subject. These risks may include, without limitation:

- changes in currency values

- currency speculation

- currency trading costs

- different accounting and reporting practices

- less information available to the public

- less (or different) regulation of securities markets

- more complex business negotiations

- less liquidity

- more fluctuations in prices

- delays in settling foreign securities transactions

- higher costs for holding shares (custodial fees)

- higher transaction costs

- vulnerability to seizure and taxes

- political instability and small markets

- different market trading days

- MARKET RISK
The value of securities owned by the fund may go up or down, sometimes rapidly or unpredictably. Securities may decline in

TA IDEX MERCURY LARGE CAP VALUE
--------------------------------------------------------------------------------

value due to factors affecting securities markets generally or particular industries.

YOU MAY LOSE MONEY IF YOU INVEST IN THIS FUND.

These and other risks are fully described in the section entitled "Explanation of Strategies and Risks" in Appendix A of this prospectus.

DISCLOSURE OF PORTFOLIO HOLDINGS
A detailed description of the fund's policies and procedures with respect to the disclosure of the fund's portfolio securities is available in the Statement of Additional Information. In addition, investors should note that the fund publishes its holdings on its website at www.transamericaidex.com 30 days after the end of each calendar quarter. Such information will generally remain online for six months or as otherwise consistent with applicable regulations.

- INVESTOR PROFILE
This fund may be appropriate for investors who seek superior long-term performance with below average volatility.

(PERCENTAGE ICON)
PAST PERFORMANCE
---------------------------------------------------------
No performance is shown for the fund as it was not available until March 1, 2005. Performance information for the fund will appear in a future version of this prospectus once the fund has a full calendar year of performance information to report to investors.

(DOLLAR ICON)
FEES AND EXPENSES
---------------------------------------------------------
There are no sales charges (load) or other transaction fees. Class I shares for this fund are offered for investment by strategic asset allocation funds only.

The following table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

-----------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (expenses that are deducted
from fund assets, expressed as a % of average daily net assets)(a)
                                                             CLASS I SHARES
-----------------------------------------------------------------------------
 Management fees                                                  0.79%
 Distribution and service (12b-1) fees                             N/A
 Other expenses                                                   0.05%
-----------------------------------------------------------------------------
                                                            ------------------------------
 TOTAL ANNUAL FUND OPERATING EXPENSES                             0.84%
 EXPENSE REDUCTION(B)                                             0.00%
                                                            ------------------------------
 NET OPERATING EXPENSES                                           0.84%
-----------------------------------------------------------------------------

(a) Annual fund operating expenses are based on the fund's expenses for the fiscal year ended October 31, 2005, restated to reflect the estimated expenses of Class I shares.
(b) Contractual arrangements have been made with the fund's investment adviser, Transamerica Fund Advisors, Inc. (TFAI), through March 1, 2007, to waive fees and/or reimburse fund expenses to the extent that the fund's total operating expenses (excluding any distribution and service (12b-1) fee) exceed 1.00%. TFAI is entitled to reimbursement by the fund of fees waived or expenses reduced during any of the previous 36 months beginning on the date of the expense limitation agreement if on any day the estimated annualized fund operating expenses are less than 1.00%.

EXAMPLE
This example is here to help you compare the cost of investing in this fund with that of other mutual funds. It shows the cumulative expenses you would pay if you invested $10,000 and held your shares for various time periods, with a 5% annual return and fund operating expenses remaining the same. This return is for illustration purposes and is not guaranteed. Actual costs may be higher or lower.

-------------------------------
SHARE CLASS  1 YEAR    3 YEARS
-------------------------------
     I        $86       $268
-------------------------------

(QUESTION MARK ICON)
ADDITIONAL INFORMATION
---------------------------------------------------------

MANAGEMENT

INVESTMENT ADVISER:

   Transamerica Fund Advisors, Inc. (TFAI)
   570 Carillon Parkway
   St. Petersburg, Florida 33716-1202

For additional information about TFAI, see the section entitled "Shareholder Information - Investment Adviser" of this prospectus.

ADVISORY FEE:

TFAI receives compensation, calculated daily and paid monthly, from the fund at the indicated annual rate (expressed as a specified percentage of the fund's average daily net assets):

            AVERAGE DAILY NET ASSETS
First $250 million..............................     0.80%
Over $250 million up to $750 million............    0.775%
Over $750 million...............................     0.75%

For the fiscal year ended October 31, 2005, the fund paid an advisory fee of 0.79% of the fund's average daily net assets.

SUB-ADVISER:

   Fund Asset Management, L.P., doing business as
   Mercury Advisors
   800 Scudders Mill Road
   Plainsboro, New Jersey 08536

SUB-ADVISORY FEE:

The sub-adviser receives monthly compensation from the investment adviser at the annual rate of a specified percentage of the fund's average daily net assets. The percentage for the fund is as follows:

First $250 million..............................     0.35%
Over $250 million up to $750 million............    0.325%
Over $750 million...............................     0.30%

PORTFOLIO MANAGER:

The fund is managed by a team led by ROBERT C. DOLL, JR., CFA, CPA, President and Chief Investment Officer of Merrill Lynch Investment Management (MLIM), who is responsible for the setting and implementation of the fund's investment strategy

TA IDEX MERCURY LARGE CAP VALUE
--------------------------------------------------------------------------------

and the day to day management of the fund. He has managed the fund since its inception. Mr. Doll has been the president of Merrill Lynch Investment Managers, L.P. (MLIM), an affiliate of Fund Asset Management L.P., since 2001. He joined MLIM in 1999. Mr. Doll received his MBA from the Wharton School at the University of Pennsylvania and graduated from Lehigh University with bachelor's degrees in accounting and economics.

The Statement of Additional Information provides additional information about the portfolio manager's compensation, other accounts managed by the portfolio manager, and the portfolio manager's ownership of securities in the fund.

A discussion regarding the basis of TA IDEX's Board of Trustees' approval of the fund's advisory arrangements will be available in TA IDEX's semi-annual report for the fiscal period ending April 30, 2006.

FINANCIAL HIGHLIGHTS:

Financial Highlights for this fund are not included in this prospectus because Class I shares commenced operations on November 15, 2005.

TA IDEX UBS LARGE CAP VALUE
--------------------------------------------------------------------------------

SUMMARY OF RISKS AND RETURNS

(CHECK MARK ICON)
OBJECTIVE
---------------------------------------------------------
The objective of TA IDEX UBS Large Cap Value is to seek to maximize total return, consisting of capital appreciation and current income.

(CIRCLE I ICON)
PRINCIPAL STRATEGIES AND POLICIES
---------------------------------------------------------
The fund's sub-adviser, UBS Global Asset Management (Americas) Inc. (UBS), seeks to achieve this objective by investing, under normal circumstances, at least 80% of its assets in equity securities of U.S. large capitalization companies. UBS defines large capitalization companies as those with a market capitalization of at least $3 billion. The fund may invest up to 20% of its net assets in companies that have market capitalizations within the range of the fund's benchmark, the Russell 1000 Value Index, but below $3 billion in market capitalization. Investments in equity securities may include, among others, dividend-paying securities, common stock, preferred stock, shares of investment companies, convertible securities, warrants and rights.

In selecting securities, the sub-adviser focuses on, among other things, identifying discrepancies between a security's fundamental value and its market price. In this context, the fundamental value of a given security is the sub-adviser's assessment of what a security is worth. The fund will select a security whose fundamental value it estimates to be greater than its market value at any given time. For each stock under analysis, the sub-adviser bases its estimates of value upon economic, industry and company analysis, as well as upon a company's management team, competitive advantage and core competencies. The sub-adviser then compares its assessment of a security's value against the prevailing market prices with the aim of constructing a portfolio of stocks with attractive relative price/value characteristics.

The fund also may (but is not required to) use options, futures and other derivatives as part of its investment strategy or to help manage portfolio risks. The fund may invest in cash or cash equivalent instruments, including shares of an affiliated investment company.

Under adverse or unstable market conditions, the fund could invest some or all of its assets in cash, repurchase agreements and money market instruments. Although the fund would do this only in seeking to avoid losses, the fund may be unable to pursue its investment objective during that time, and it could reduce the benefit from any upswing in the market.

(EXCLAMATION ICON)
PRINCIPAL RISKS
---------------------------------------------------------
The fund is subject to the following principal investment risks:

- STOCKS
While stocks have historically outperformed other investments over the long term, their prices tend to go up and down more dramatically over the shorter term. These price movements may result from factors affecting individual companies, industries or the securities markets as a whole. Because the stocks the fund holds fluctuate in price, the value of your investment in the fund will go up and down.

- VALUE RISK
The value approach carries the risk that the market will not recognize a security's intrinsic value for a long time, or that a stock considered to be undervalued may actually be appropriately priced.

- DERIVATIVES
The use of derivative instruments may involve risks different from, or greater than, the risks associated with investing directly in securities or other traditional investments. Derivatives may be subject to market risk, interest rate risk, and credit risk. Certain derivatives may be illiquid, which may reduce the return of the fund if it cannot sell or terminate the derivative instrument at an advantageous time or price. Some derivatives may involve the risk of improper valuation, or the risk that changes in the value of the instrument may not correlate well with the underlying asset, rate or index. As a result of inaccurate market predictions by the sub-adviser, the fund could lose the entire amount of its investment in a derivative and, in some cases, could lose more than the principal amount invested. Also, suitable derivative instruments may not be available in all circumstances, and there is no assurance that the fund will be able to engage in these transactions to reduce exposure to other risks.

- FUTURES AND OPTIONS
Futures and options involve additional investment risks and transactional costs, and draw upon skills and experience which are different than those needed to pick other securities. Special risks include:

- Inaccurate market predictions

- Imperfect correlation
- Illiquidity

- Tax considerations

- MARKET RISK
The value of securities owned by the fund may go up or down, sometimes rapidly or unpredictably. Securities may decline in value due to factors affecting securities markets generally or particular industries.

YOU MAY LOSE MONEY IF YOU INVEST IN THIS FUND.

These and other risks are fully described in the section entitled "Explanation of Strategies and Risks" in Appendix A of this prospectus.

DISCLOSURE OF PORTFOLIO HOLDINGS
A detailed description of the fund's policies and procedures with respect to the disclosure of the fund's portfolio securities is available in the Statement of Additional Information. In addition, investors should note that the fund publishes its holdings on its website at www.transamericaidex.com 30 days after the end of each calendar quarter. Such information will generally remain online for six months or as otherwise consistent with applicable regulations.

TA IDEX UBS LARGE CAP VALUE
--------------------------------------------------------------------------------

- INVESTOR PROFILE
This fund may be appropriate for long-term investors seeking capital appreciation who are able to withstand short-term fluctuations in the equity markets in return for potentially high returns over the long term. The value of the fund changes every day and can be affected by changes in interest rates, general market conditions and other political, social and economic developments, as well as specific matters relating to the companies in whose securities the fund invests. It is important to note that an investment in the fund is only one component of a balanced investment plan.

(PERCENTAGE ICON)
PAST PERFORMANCE
---------------------------------------------------------
The bar chart and the table below provide some indication of the risks of investing in the fund by showing you how the fund's performance has varied from year to year, and how the fund's average annual total returns for different periods compare to the returns of a broad measure of market performance, the Russell 1000 Value Index, a widely recognized unmanaged index of market performance which measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values. The bar chart does not reflect the impact of sales charges, which, if reflected, would lower the returns. The table includes deduction of applicable Class A sales charges. Absent limitation of the fund's expenses, total returns would be lower. As with all mutual funds, past performance (before and after taxes) is not a prediction of future results.

YEAR-BY-YEAR TOTAL RETURN as of 12/31 each year (%)

                                 CLASS I SHARES
                               ------------------

[BAR GRAPH]

2005                                                                             9.90

-----------------------------------------------------------
CLASS I SHARES              QUARTER ENDED       RETURN
-----------------------------------------------------------
  Best Quarter:              12/31/2005           4.01%
-----------------------------------------------------------
  Worst Quarter:             03/31/2005         (0.96)%
-----------------------------------------------------------

  AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/05(1)

--------------------------------------------------------------------
                                          1 YEAR     LIFE OF FUND(2)
--------------------------------------------------------------------
  Return before taxes                      9.90%          12.62%
--------------------------------------------------------------------
  Return after taxes on
  distributions(3)                         9.28%          12.04%
--------------------------------------------------------------------
  Return after taxes on distributions
  and sale of fund shares(3)               6.77%          10.54%
--------------------------------------------------------------------
  Russell 1000 Value Index (reflects no
  deduction for fees, expenses, or
  taxes)                                   7.05%          10.86%
--------------------------------------------------------------------

(1) Actual returns may depend on the investor's individual tax situation. After-tax returns may not be relevant if the investment is made through a tax-exempt or tax-deferred account, such as a 401(k) plan. After-tax returns are presented for only one class and returns for other classes will vary.
(2) Class I commenced operations on November 8, 2004.
(3) The after-tax returns are calculated using the historic highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

(DOLLAR ICON)
FEES AND EXPENSES
---------------------------------------------------------
There is no sales charge (load) or other transaction fees as Class I shares for this fund are for investment by strategic asset allocation funds only.

The following table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

-----------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (expenses that are deducted
from fund assets, expressed as a % of average daily net assets)(a)
                                                             CLASS I SHARES
-----------------------------------------------------------------------------
 Management fees                                                  0.82%
 Distribution and service (12b-1) fees                             N/A
 Other expenses                                                   0.05%
-----------------------------------------------------------------------------
                                                            ------------------------------
 TOTAL ANNUAL FUND OPERATING EXPENSES                             0.87%
 EXPENSE REDUCTION(B)                                             0.00%
                                                            ------------------------------
 NET OPERATING EXPENSES                                           0.87%
-----------------------------------------------------------------------------

(a) Annual fund operating expenses are based on the fund's expenses for the fiscal year ended October 31, 2005, restated to reflect the current expenses, contractual advisory fees and/or expense limits.
(b) Contractual arrangements have been made with the fund's investment adviser, Transamerica Fund Advisors, Inc. (TFAI), through March 1, 2007, to waive fees and/or reimburse fund expenses to the extent that the fund's total operating expenses (excluding any distribution and service (12b-1) fee) exceed 1.02%. TFAI is entitled to reimbursement by the fund of fees waived or expenses reduced during any of the previous 36 months beginning on the date of the expense limitation agreement if on any day the estimated annualized fund operating expenses are less than 1.02%.

EXAMPLE
This example is here to help you compare the cost of investing in this fund with the cost of investing in other mutual funds. It shows the cumulative expenses you would pay if you invested $10,000 and held your shares for various time periods, with a 5% annual return and fund operating expenses remaining the same. This return is for illustrative purposes and is not guaranteed. Actual costs may be higher or lower.

----------------------------------------------------
SHARE CLASS  1 YEAR   3 YEARS   5 YEARS    10 YEARS
----------------------------------------------------
     I        $89      $278      $482       $1,073
----------------------------------------------------

(QUESTION MARK ICON)
ADDITIONAL INFORMATION
---------------------------------------------------------

MANAGEMENT

INVESTMENT ADVISER:

   Transamerica Fund Advisors, Inc.
   570 Carillon Parkway
   St. Petersburg, Florida 33716-1202

ADVISORY FEE:

TFAI receives compensation, calculated daily and paid monthly, from the fund at the indicated annual rate (expressed as a specified percentage of the fund's average daily net assets):

TA IDEX UBS LARGE CAP VALUE
--------------------------------------------------------------------------------

AVERAGE DAILY NET ASSETS
First $200 million..............................     0.82%
Over $200 million up to $400 million............     0.76%
Over $400 million up to $750 million............     0.74%
Over $750 million up to $1 billion..............     0.71%
Over $1 billion up to $1.5 billion..............     0.67%
Over $1.5 billion...............................     0.62%

NOTE: The advisory fees for this fund were recently reduced.

For the fiscal year ended October 31, 2005, the fund paid an advisory fee of 0.85% of the fund's average daily net assets.

Prior to January 1, 2006 TFAI received the following compensation from the fund, expressed as a specified percentage of the fund's average daily net assets:

First $200 million...............................    0.85%
Over $200 million up to $750 million.............    0.80%
Over $750 million up to $1 billion...............    0.75%
Over $1 billion..................................    0.70%

For additional information about TFAI, see the section entitled "Shareholder Information - Investment Adviser" of this prospectus.

SUB-ADVISER:

   UBS Global Asset Management (Americas) Inc.
   One North Wacker Drive
   Chicago, Illinois 60606

SUB-ADVISORY FEE:

The sub-adviser receives monthly compensation from the investment adviser at the annual rate of a specified percentage of the fund's average daily net assets. The percentage for the fund is as follows:

First $200 million...............................    0.35%
Over $200 million up to $400 million.............    0.32%
$400 million to $750 million.....................    0.30%
$750 million to $1 billion.......................    0.27%
Over $1 billion up to $1.5 billion...............    0.25%
Over $1.5 billion................................    0.20%

PORTFOLIO MANAGERS:

Investment decisions for the fund are made by an investment management team at UBS. John Leonard, Thomas M. Cole, Thomas Digenan and Scott Hazen are the members of the North American Equities investment management team primarily responsible for the day-to-day management of the UBS U.S. Large Cap Equity Fund and UBS U.S. Large Cap Value Equity Fund. Mr. Leonard as the head of the investment management team oversees the other members of the team, leads the portfolio construction process and reviews the overall composition of the fund's portfolio to ensure compliance with its stated investment objectives and strategies. Mr. Cole, as the director of research for the investment management team, oversees the analyst team that provides the investment research on the large cap markets that is used in making the security selections for the fund's portfolio. Mr. Digenan and Mr. Hazen as the primary strategists for the investment management team provide cross-industry assessments and risk management assessments for portfolio construction for the fund. Information about Messrs. Leonard, Cole, Digenan and Hazen is provided below.

JOHN LEONARD is Head of North American Equities and Deputy Global Head of Equities at UBS Global Asset Management. Mr. Leonard is also a Managing Director, of UBS Global Asset Management and has been an investment professional with UBS Global Asset Management since 1991 and a portfolio manager of the fund since its inception.

THOMAS M. COLE is Head of Research -- North American Equities and a Managing Director at UBS Global Asset Management. Mr. Cole has been an investment professional with UBS Global Asset Management since 1995 and a portfolio manager of the fund since its inception.

THOMAS DIGENAN has been a North American Equity Strategist at UBS Global Asset Management since 2001 and is an Executive Director of UBS Global Asset Management. Mr. Digenan was President of The UBS funds from 1993 to 2001. Mr. Digenan has been a portfolio manager of the fund since its inception.

SCOTT HAZEN has been a North American Equity Strategist at UBS Global Asset Management since 2004 and is an Executive Director of UBS Global Asset Management. From 1992 until 2004, Mr. Hazen was a Client Service and Relationship Management professional with UBS Global Asset Management. Mr. Hazen has been a portfolio manager of the fund since its inception.

The Statement of Additional Information provides additional information about the portfolio managers' compensation, other accounts managed by the portfolio managers, and the portfolio managers' ownership of securities in the fund.

A discussion regarding the basis of TA IDEX's Board of Trustees' approval of the fund's advisory arrangements will be available in TA IDEX's semi-annual report for the fiscal period ending April 30, 2006.

TA IDEX UBS LARGE CAP VALUE
----------------------------------------------------------------

FINANCIAL HIGHLIGHTS:

The Financial Highlights table is intended to help you understand the fund's performance for as long as it has been operating. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate an investor would have earned (or lost) on an investment in the fund for the period shown, assuming reinvestment of all dividends and distributions. This information through October 31, 2005 has been derived from financial statements audited by PricewaterhouseCoopers LLP, whose report, along with the fund's financial statements, is included in the 2005 Annual Report, which is available to you upon request.

For a share of beneficial interest outstanding throughout the period:

                                    CLASS I
                                  -----------
                                    For the
                                    Period
                                     Ended
                                  October 31,
                                  2005(d)(g)
                                  -----------
Net Asset Value, Beginning of
 Period                              $10.00

Investment Operations:
 Net Investment Income (Loss)          0.12
 Net Realized and Unrealized
   Gain (Loss)                         0.84
                                  -----------
   Total Operations                    0.96
                                  -----------
Distributions:
 From Net Investment Income           (0.01)
 From Net Realized Gains                  -
                                  -----------
   Total Distributions                (0.01)
Net Asset Value, End of Period       $10.95
                                  ===========

Total Return(c)                        9.60%
Net Assets, End of Period
 (000's)                            $94,135
Ratios/Supplemental Data:
 Ratio of Expenses to Average
   Net Assets(a)
   Net(e)                              0.92%
   Total(f)                            0.92%
 Net Investment Income (Loss) to
   Average Net Assets(a)               1.14%
Portfolio Turnover Rate(b)               43%

---------------

(a) Annualized.

(b) Not annualized.

(c) Total Return has been calculated for the applicable period without deduction of a sales load, if any, on a initial purchase. Periods of less than one year are not annualized.

(d) Per share information is calculated based on average number of shares outstanding.

(e) Ratio of Net Expenses to Average Net Assets is net of fee waivers and reimbursements by the investment adviser, if any.

(f) Ratio of Total Expenses to Average Net Assets includes all expenses before fee waivers and reimbursements by the investment adviser.

(g) TA IDEX UBS Large Cap Value ("the Fund") commenced operations on November 8, 2004.

TA IDEX JENNISON GROWTH
--------------------------------------------------------------------------------

SUMMARY OF RISKS AND RETURNS

(CHECK MARK ICON)
OBJECTIVE
---------------------------------------------------------
The objective of TA IDEX Jennison Growth is to seek long-term growth of capital.

(CIRCLE I ICON)
PRINCIPAL STRATEGIES AND POLICIES
---------------------------------------------------------
The fund's sub-adviser, Jennison Associates LLC (Jennison), seeks to achieve the fund's objective by investing substantially all, but at least 65%, of its total assets in equity securities, principally common stocks, preferred stocks, warrants, rights and depositary receipts, of U.S. companies with market capitalizations of at least $1 billion and above average prospects for growth. These companies are generally medium- to large-capitalization companies.

The sub-adviser uses a "bottom up" approach, researching and evaluating individual companies, to manage the fund's investments.

WHAT IS A "BOTTOM UP" ANALYSIS?
When a sub-adviser uses a "bottom-up" approach, it looks primarily at individual companies against the context of broader market factors. It seeks to identify individual companies with earnings growth potential that may not be recognized by the market at large.

In selecting stocks for the fund, the sub-adviser looks for companies with the following financial characteristics:

- superior absolute and relative earnings growth

- above average revenue and earnings per share growth

- sustainable or improving profitability

- strong balance sheets

In addition, Jennison looks for companies that have actually achieved or exceeded expected earnings results and are attractively valued relative to their growth prospects. Earnings predictability and confidence in earnings forecasts are important parts of the selection process. Securities in which the fund invests have historically been more volatile than the Standard & Poor's 500 Composite Stock Price Index (S&P 500 Index). In addition, companies that have an earnings growth ratio higher than that of the average S&P 500 Index company tend to reinvest their earnings rather than distribute them, so the fund is not likely to receive significant dividend income on its investments. The sub-adviser focuses on stocks of companies that have distinct attributes such as:

- strong market position with a defensible franchise

- unique marketing competence

- strong research and development leading to superior new product flow

- capable and disciplined management

Such companies generally trade at high prices relative to their current earnings. The portfolio may invest up to 20% of its assets in the securities of foreign issuers.

The fund may invest up to 35% of its total assets in equity-related securities of companies that are undergoing changes in management or product or changes in marketing dynamics that have not yet been reflected in reported earnings (but are expected to affect earnings in the intermediate term). These securities often are not widely known and are favorably valued.

Under adverse or unstable market conditions, the fund could invest some or all of its assets in cash, repurchase agreements and money market instruments. Although the fund would do this only in seeking to avoid losses, the fund may be unable to pursue its investment objective during that time, and it could reduce the benefit from any upswing in the market.

(EXCLAMATION ICON)
PRINCIPAL RISKS
---------------------------------------------------------
The fund is subject to the following principal investment risks:

- STOCKS
While stocks have historically outperformed other investments over the long term, their prices tend to go up and down more dramatically over the shorter term. These price movements may result from factors affecting individual companies, industries, or the securities market as a whole. Because the stocks the fund holds fluctuate in price, the value of your investment in the fund will go up and down.

- GROWTH STOCKS
Growth stocks can be volatile for several reasons. Since growth companies usually reinvest a high proportion of their earnings in their own businesses, they may lack the dividends often associated with the value stocks that could cushion their decline in a falling market. Also, since investors buy growth stocks because of their expected superior earnings growth, earnings disappointments often result in sharp price declines. Certain types of growth stocks, particularly technology stocks, can be extremely volatile and subject to greater price swings than the broader market.

- MEDIUM-SIZED COMPANIES
Investing in medium-sized companies involves greater risk than is customarily associated with more established companies. Stocks of such companies may be subject to more abrupt or erratic price movements than larger company securities. Such companies often have limited product lines, markets, or financial resources and their management may lack depth and experience. Such companies usually do not pay significant dividends that could cushion returns in a falling market.

- FOREIGN SECURITIES
Investments in foreign securities, including American Depositary Receipts
(ADRs), Global Depositary Receipts (GDRs) and European Depositary Receipts
(EDRs), involve risks relating to political, social and economic developments abroad, as well as risks resulting from the differences between the regulations to which U.S. and foreign issuer markets are subject. These risks may include, without limitation:

- changes in currency values

- currency speculation

- currency trading costs

- different accounting and reporting practices

- less information available to the public

- less (or different) regulation of securities markets

- more complex business negotiations

- less liquidity

TA IDEX JENNISON GROWTH
--------------------------------------------------------------------------------

- more fluctuations in prices

- delays in settling foreign securities transactions

- higher costs for holding shares (custodial fees)

- higher transaction costs

- vulnerability to seizure and taxes

- political instability and small markets

- different market trading days

- PREFERRED STOCKS
Preferred stocks may include the obligation to pay a stated dividend. Their price could depend more on the size of the dividend than on the company's performance. If a company fails to pay the dividend, its preferred stock is likely to drop in price. Changes in interest rates can also affect their price.

- WARRANTS AND RIGHTS
Warrants and rights may be considered more speculative than certain other types of investments because they do not entitle a holder to the dividends or voting rights for the securities that may be purchased. They do not represent any rights in the assets of the issuing company. Also, the value of a warrant or right does not necessarily change with the value of the underlying securities. A warrant or right ceases to have value if it is not exercised prior to the expiration date.

- MARKET RISK
The value of securities owned by the fund may go up or down, sometimes rapidly or unpredictably. Securities may decline in value due to factors affecting securities markets generally or particular industries.

YOU MAY LOSE MONEY IF YOU INVEST IN THIS FUND.
These and other risks are fully described in the section entitled "Explanation of Strategies and Risks" in Appendix A of this prospectus.

DISCLOSURE OF PORTFOLIO HOLDINGS
A detailed description of the fund's policies and procedures with respect to the disclosure of the fund's portfolio securities is available in the Statement of Additional Information. In addition, investors should note that the fund publishes its holdings on its website at www.transamericaidex.com 30 days after the end of each calendar quarter. Such information will generally remain online for six months or as otherwise consistent with applicable regulations.

- INVESTOR PROFILE
The fund may be appropriate for investors who seek long-term growth of capital and who can tolerate fluctuations inherent in stock investing.

(PERCENTAGE ICON)
PAST PERFORMANCE
---------------------------------------------------------
The past performance information shown below is for Class A shares, which would have substantially similar annual returns as Class I shares because both share classes are invested in the same portfolio of securities. The returns for Class A shares will vary from Class I shares to the extent that the Classes do not have the same expenses and Class I shares are not subject to sales charges (which are reflected in the performance information about Class A shares in the table.). Performance information for Class I shares will be included after the share class has been in operation for one complete calendar year.

The bar chart and the table below provide some indication of the risks of investing in the fund by showing you how the fund's performance has varied from year to year, and how the fund's average annual total returns for different periods compare to the returns of a broad measure of market performance, the Russell 1000 Growth Index, which measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values. The bar chart does not reflect the impact of sales charges, which, if reflected, would lower the returns. The table includes deduction of applicable Class A sales charges. Absent limitation of the fund's expenses, total returns would be lower. As with all mutual funds, past performance (before and after taxes) is not a prediction of future results.

YEAR-BY-YEAR TOTAL RETURN as of 12/31 each year (%)

                                 CLASS A SHARES
                               ------------------

[BAR GRAPH]

1997                                                                             21.11
1998                                                                             -5.34
1999                                                                             29.33
2000                                                                            -28.56
2001                                                                             10.06
2002                                                                            -20.92
2003                                                                             30.94
2004                                                                             10.20
2005                                                                             13.67

------------------------------------------------------------
CLASS A SHARES                QUARTER ENDED       RETURN
------------------------------------------------------------
  Best Quarter:                12/31/1998          24.98%
------------------------------------------------------------
  Worst Quarter:               09/30/1998         (24.42)%
------------------------------------------------------------

  AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/05(1)

------------------------------------------------------------------------
                                                               LIFE OF
                                      1 YEAR      5 YEARS      FUND(2)
------------------------------------------------------------------------
 Return before taxes                   7.42%       6.17%        4.66%
------------------------------------------------------------------------
 Return after taxes on
 distributions(3)                      7.14%       6.12%        3.35%
------------------------------------------------------------------------
 Return after taxes on
 distributions and sale of fund
 shares(3)                             5.21%       5.34%        3.20%
------------------------------------------------------------------------
 Russell 1000 Growth Index
 (reflects no deduction for fees,
 expenses, or taxes)                   5.26%      (3.58)%       6.44%
------------------------------------------------------------------------

(1) Actual returns may depend on the investor's individual tax situation. After-tax returns may not be relevant if the investment is made through a tax-exempt or tax-deferred account, such as a 401(k) plan. After-tax returns are presented for only one class and returns for other classes will vary.
(2) Class A commenced operations on February 1, 1996.
(3) The after-tax returns are calculated using the historic highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

NOTE: Prior to December 1, 2000, a different sub-adviser managed this fund, and it had a different investment objective and used different investment strategies. The performance set forth prior to that date is attributable to the previous sub-adviser.

TA IDEX JENNISON GROWTH
--------------------------------------------------------------------------------

(DOLLAR ICON)
FEES AND EXPENSES
---------------------------------------------------------
There are no sales charges (load) or other transaction fees. Class I shares for this fund are offered for investment by strategic asset allocation funds only.

The following table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

----------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (expenses that are deducted
from fund assets, expressed as a % of average daily net assets)(a)
                                                            CLASS I SHARES
----------------------------------------------------------------------------
 Management fees                                                 0.80%
 Distribution and service (12b-1) fees                            N/A
 Other expenses                                                  0.15%
----------------------------------------------------------------------------
                                                           ------------------------------
 TOTAL ANNUAL FUND OPERATING EXPENSES                            0.95%
 EXPENSE REDUCTION(B)                                            0.00%
                                                           ------------------------------
 NET OPERATING EXPENSES                                          0.95%
----------------------------------------------------------------------------

(a) Annual fund operating expenses are based on the fund's expenses for the fiscal year ended October 31, 2005, restated to reflect the estimated expenses of Class I shares.
(b) Contractual arrangements have been made with the fund's investment adviser Transamerica Fund Advisors, Inc. (TFAI) through March 1, 2007, to waive fees and/or reimburse fund expenses to the extent that the fund's total expenses (excluding any distribution and service (12b-1) fee) exceed 1.40%.

EXAMPLE
This example is here to help you compare the cost of investing in this fund with the cost of investing in other mutual funds. It shows the cumulative expenses you would pay if you invested $10,000 and held your shares for various time periods, with a 5% annual return and fund operating expenses remaining the same. This return is for illustrative purposes and is not guaranteed. Actual costs may be higher or lower.

---------------------------------
 SHARE CLASS   1 YEAR    3 YEARS
---------------------------------
      I         $97       $303
---------------------------------

(QUESTION MARK ICON)
ADDITIONAL INFORMATION
---------------------------------------------------------

MANAGEMENT

INVESTMENT ADVISER:

   Transamerica Fund Advisors, Inc. (TFAI)
   570 Carillon Parkway
   St. Petersburg, Florida 33716-1202

ADVISORY FEE:

TFAI receives compensation, calculated daily and paid monthly, from the fund at the indicated annual rate (expressed as a specified percentage of the fund's average daily net assets):

AVERAGE DAILY NET ASSETS
First $250 million..............................     0.80%
Over $250 million up to $500 million............    0.775%
Over $500 million up to $1 billion..............     0.70%
Over $1 billion up to $1.5 billion..............    0.675%
Over $1.5 billion...............................     0.65%

For the fiscal year ended October 31, 2005, the fund paid an advisory fee of 0.80% of the fund's average daily net assets.

For additional information about TFAI, see the section entitled "Shareholder Information - Investment Adviser" of this prospectus.

SUB-ADVISER:

   Jennison Associates LLC
   466 Lexington Avenue
   New York, New York 10017

SUB-ADVISORY FEE:

The sub-adviser receives monthly compensation from the investment adviser at the annual rate of a specified percentage of the fund's average daily net assets. The percentage for the fund is as follows:

First $250 million...............................    0.40%
Over $250 million up to $500 million.............    0.35%
Over $500 million up to $1 billion...............    0.30%
Over $1 billion up to $1.5 billion...............    0.25%
Over $1.5 billion................................    0.20%

PORTFOLIO MANAGERS:

Michael A. Del Balso, Spiros Segalas and Blair A. Boyer are the portfolio managers of the fund. Mr. Del Balso generally has final authority over all aspects of the fund's investment portfolio, including but not limited to, purchases and sales of individual securities, portfolio construction, risk assessment, and management of cash flows.

MICHAEL A. DEL BALSO joined Jennison in 1972 and is currently an Executive Vice President at Jennison. He is also Jennison's Director of Research for Growth Equity. Mr. Del Balso is a graduate of Yale University and received his M.B.A. from Columbia University. He is a member of The New York Society of Security Analysts, Inc.

SPIROS SEGALAS was a founding member of Jennison in 1969 and is currently a Director, President and Chief Investment Officer at Jennison. He received his B.A. from Princeton University and is a member of The New York Society of Security Analysts, Inc.

BLAIR A. BOYER is an Executive Vice President of Jennison. Mr. Boyer came to Jennison in 1993 after ten years with Amhold & S. Bleichroeder, Inc. In January 2003, Mr. Boyer joined the growth equity team, after co-managing international equity portfolios since joining Jennison. During his tenure as an international equity portfolio manager, he managed the Jennison International Growth Fund from its inception in March 2000. Mr. Boyer managed international equity portfolios at Bleichroeder from 1989 to 1993. Prior to that, he was a research analyst and then a senior portfolio manager in the Verus Capital division at Bleichroeder. Mr. Boyer graduated from Bucknell University in 1983 with a B.A. in Economics. He received an M.B.A. in Finance from New York University in 1989.

The portfolio managers for the fund are supported by members of Jennison's Large Cap Growth Equity Team, which is comprised of other Jennison portfolio managers, Jennison research analysts and other investment professionals of Jennison. Jennison typically follows a team approach in providing such

TA IDEX JENNISON GROWTH
--------------------------------------------------------------------------------

support to the portfolio managers. The teams are generally organized along product strategies (e.g., large cap growth, large cap value) and meet regularly to review the portfolio holdings and discuss purchase and sales activity of all accounts in the particular product strategy. Team members provide research support and make securities recommendations and support the portfolio managers in all activities. Members of the team may change from time to time.

The sub-adviser has provided investment advisory services since 1969.

The Statement of Additional Information provides additional information about the portfolio managers' compensation, other accounts managed by the portfolio managers, and the portfolio managers' ownership of securities in the fund.

A discussion regarding the basis of TA IDEX's Board of Trustees' approval of the fund's advisory arrangements will be available in TA IDEX's semi-annual report for the fiscal period ending April 30, 2006.

FINANCIAL HIGHLIGHTS:

Financial Highlights for this fund are not included in this prospectus because Class I shares commenced operations on November 15, 2005.

TA IDEX SALOMON ALL CAP
--------------------------------------------------------------------------------

SUMMARY OF RISKS AND RETURNS

(CHECK MARK ICON)
OBJECTIVE
---------------------------------------------------------
The objective of TA IDEX Salomon All Cap is to seek capital appreciation.

(CIRCLE I ICON)
PRINCIPAL STRATEGIES AND POLICIES
---------------------------------------------------------
The fund's sub-adviser, Salomon Brothers Asset Management Inc (SaBAM), seeks to achieve this objective by investing fund assets principally in common stocks and common stock equivalents, such as preferred stocks and securities convertible into common stocks, of companies SaBAM believes are undervalued in the marketplace. While SaBAM selects investments primarily for their capital appreciation potential, secondary consideration is given to a company's dividend record and the potential for an improved dividend return. The fund generally invests in securities of large, well-known companies but may also invest a significant portion of its assets in securities of small- to medium-sized companies when SaBAM believes smaller companies offer more attractive value opportunities. The fund may invest in non-dividend paying stocks.

SaBAM employs a two-step stock selection process in its search for undervalued stocks of temporarily out of favor companies. First, SaBAM uses proprietary models and fundamental research to try to identify stocks that are underpriced in the market relative to their fundamental value. Next, it looks for a positive catalyst in the company's near term outlook which SaBAM believes will accelerate earnings or improve the value of the company's assets. SaBAM also emphasizes companies in those sectors of the economy which it believes are undervalued relative to other sectors.

When evaluating an individual stock, SaBAM's looks for:

- Low market valuations measured by SaBAM's valuation models.

- Positive changes in earnings prospects because of factors such as:

    - new, improved or unique products and services

    - new or rapidly expanding markets for the company's products

    - new management

    - changes in the economic, financial, regulatory or political environment particularly affecting the company

    - effective research, product development and marketing

    - a business strategy not yet recognized by the marketplace

While the fund invests principally in common stocks, the fund may, to a lesser extent, invest in derivatives, foreign securities (up to 25% of assets) and other investment companies or other securities and investment strategies in pursuit of its investment objective.

Under adverse or unstable market conditions, the fund could invest some or all of its assets in cash, repurchase agreements and money market instruments. Although the fund would do this only in seeking to avoid losses, the fund may be unable to pursue its investment objective during that time, and it could reduce the benefit from any upswing in the market.

This fund is non-diversified.

WHAT IS A NON-DIVERSIFIED FUND?
A "non-diversified" fund has the ability to take larger positions in a smaller number of issuers. To the extent a fund invests a greater portion of its assets in the securities of a smaller number of issuers, it may be more susceptible to any single economic, political or regulatory occurrence than a widely diversified fund and may be subject to greater loss with respect to its portfolio securities. However, to meet federal tax requirements, at the close of each quarter the fund may not have more than 25% of its total assets invested in any one issuer, and, with respect to 50% of its total assets, not more than 5% of its total assets invested in any one issuer.

(EXCLAMATION ICON)
PRINCIPAL RISKS
---------------------------------------------------------
The fund is subject to the following principal investment risks:

- STOCKS
While stocks have historically outperformed other investments over the long term, their prices tend to go up and down more dramatically over the shorter term. These price movements may result from factors affecting individual companies, industries or the securities market as a whole. Because the stocks the fund holds may fluctuate in price, the value of your investment in the fund will go up and down.

- VALUE RISK
The value approach carries the risk that the market will not recognize a security's intrinsic value for a long time, or that a stock considered to be undervalued may actually be appropriately priced.

- FOREIGN SECURITIES
Investments in foreign securities, including American Depositary Receipts
(ADRs), Global Depositary Receipts (GDRs), and European Depositary Receipts
(EDRs), involves risks relating to political, social and economic developments abroad, as well as risks resulting from the differences between the regulations to which U.S. and foreign issuer markets are subject. These risks may include, without limitation:

- changes in currency values

- currency speculation

- currency trading costs

- different accounting and reporting practices

- less information available to the public

- less (or different) regulation of securities markets

- more complex business negotiations

- less liquidity

- more fluctuations in prices

- delays in settling foreign securities transactions

- higher costs for holding shares (custodial fees)

- higher transaction costs

- vulnerability to seizure and taxes

- political instability and small markets

- different market trading days

- DERIVATIVES
The use of derivative instruments may involve risks different from, or greater than, the risks associated with investing directly in securities or other traditional investments. Derivatives may be subject to market risk, interest rate risk, and credit risk. Certain

TA IDEX SALOMON ALL CAP
--------------------------------------------------------------------------------

derivatives may be illiquid, which may reduce the return of the fund if it cannot sell or terminate the derivative instrument at an advantageous time or price. Some derivatives may involve the risk of improper valuation, or the risk that changes in the value of the instrument may not correlate well with the underlying asset, rate or index. As a result of inaccurate market predictions by the sub-adviser, the fund could lose the entire amount of its investment in a derivative and, in some cases, could lose more than the principal amount invested. Also, suitable derivative instruments may not be available in all circumstances, and there is no assurance that the fund will be able to engage in these transactions to reduce exposure to other risks.

- CONVERTIBLE SECURITIES
Convertible securities may include corporate notes or preferred stock, but ordinarily are a long-term debt obligation of the issuer convertible at a stated exchange rate into common stock of the issuer. As with most debt securities, the market value of convertible securities tends to decline as interest rates increase. Convertible securities generally offer lower interest or dividend yields than non-convertible securities of similar quality. However, when the market price of the common stock underlying a convertible security exceeds the conversion price, the price of the convertible security tends to reflect the value of the underlying common stock.

- PREFERRED STOCKS
Preferred stocks may include the obligation to pay a stated dividend. Their price could depend more on the size of the dividend than on the company's performance. If a company fails to pay the dividend, its preferred stock is likely to drop in price. Changes in interest rates can also affect their price.

- SMALL- OR MEDIUM-SIZED COMPANIES
Investing in small- and medium-sized companies involves greater risk than is customarily associated with more established companies. Stocks of such companies may be subject to more volatility in price than larger company securities. Among the reasons for the greater price volatility are the less certain growth prospects of smaller companies, the lower degree of liquidity in the markets for such securities, and the greater sensitivity of smaller companies to changing economic conditions. Small companies often have limited product lines, markets, or financial resources, and their management may lack depth and experience. Such companies usually do not pay significant dividends that could cushion returns in a falling market.

- NON-DIVERSIFICATION RISK
Focusing investments in a small number of issuers, industries or foreign currencies increases risk. Because the fund is non diversified, it may be more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be.

- MARKET RISK
The value of securities owned by the fund may go up or down, sometimes rapidly or unpredictably. Securities may decline in value due to factors affecting securities markets generally or particular industries.

YOU MAY LOSE MONEY IF YOU INVEST IN THIS FUND.

These and other risks are fully described in the section entitled "Explanation of Strategies and Risks" in Appendix A of this prospectus.

DISCLOSURE OF PORTFOLIO HOLDINGS
A detailed description of the fund's policies and procedures with respect to the disclosure of the fund's portfolio securities is available in the Statement of Additional Information. In addition, investors should note that the fund publishes its holdings on its website at www.transamericaidex.com 30 days after the end of each calendar quarter. Such information will generally remain online for six months or as otherwise consistent with applicable regulations.

- INVESTOR PROFILE
This fund may be appropriate for investors who want long-term growth of capital and who can tolerate fluctuations in their investments.

(PERCENTAGE ICON)
PAST PERFORMANCE
---------------------------------------------------------
The past performance information shown below is for Class A shares, which would have substantially similar annual returns as Class I shares because both share classes are invested in the same portfolio of securities. The returns for Class A shares will vary from Class I shares to the extent that the Classes do not have the same expenses and Class I shares are not subject to sales charges (which are reflected in the performance information about Class A shares in the table). Performance information for Class I shares will be included after the share class has been in operation for one complete calendar year.

The bar chart and the table below provide some indication of the risks of investing in the fund by showing you how the fund's performance has varied from year to year, and how the fund's average annual total returns for different periods compare to the returns of a broad measure of market performance, the Russell 3000 Index, a widely recognized unmanaged index of market performance which is comprised of 3,000 large U.S. companies, as determined by market capitalization. This index represents approximately 98% of the investable U.S. equity market. The bar chart does not reflect the impact of sales charges, which, if reflected, would lower the returns. The table includes deduction of applicable Class A sales charges. Absent limitation of the fund's expenses, total returns would be lower. As with all mutual funds, past performance (before and after taxes) is not a prediction of future results.

TA IDEX SALOMON ALL CAP
--------------------------------------------------------------------------------

YEAR-BY-YEAR TOTAL RETURN as of 12/31 each year (%)

                                 CLASS A SHARES
                               ------------------
[BAR GRAPH]

2000                                                                             16.88
2001                                                                              1.55
2002                                                                            -26.86
2003                                                                             37.56
2004                                                                              7.93
2005                                                                              5.14

-----------------------------------------------------------
CLASS A SHARES              QUARTER ENDED       RETURN
-----------------------------------------------------------
  Best Quarter:              06/30/2003          22.99%
-----------------------------------------------------------
  Worst Quarter:             09/30/2002         (21.67)%
-----------------------------------------------------------

  AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/05(1)

------------------------------------------------------------------------
                                                               LIFE OF
                                      1 YEAR      5 YEARS      FUND(2)
------------------------------------------------------------------------
  Return before taxes                 (0.64)%      1.84%        7.78%
------------------------------------------------------------------------
  Return after taxes on
    distributions(3)                  (1.14)%      1.67%        7.38%
------------------------------------------------------------------------
  Return after taxes on
  distributions and sale of fund
  shares(3)                            0.23%       1.52%        6.58%
------------------------------------------------------------------------
  Russell 3000 Index (reflects no
  deduction for fees, expenses, or
  taxes)                               6.12%       1.58%        2.87%
------------------------------------------------------------------------

(1) Actual returns may depend on the investor's individual tax situation. After-tax returns may not be relevant if the investment is made through a tax-exempt or tax-deferred account, such as a 401(k) plan. After-tax returns are presented for only one class and returns for other classes will vary.
(2) Class A commenced operations on March 1, 1999.
(3) The after-tax returns are calculated using the historic highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

(DOLLAR ICON)
FEES AND EXPENSES
---------------------------------------------------------
There are no sales charges (load) or other transaction fees. Class I shares for this fund are offered for investment by strategic asset allocation funds only.

The following table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

-----------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (expenses that are deducted
from fund assets)(a)
                                                             CLASS I SHARES
-----------------------------------------------------------------------------
 Management fees                                                  0.80%
 Distribution and service (12b-1) fees                             N/A
 Other expenses                                                   0.12%
-----------------------------------------------------------------------------
                                                            ------------------------------
 TOTAL ANNUAL FUND OPERATING EXPENSES                             0.92%
 EXPENSE REDUCTION(B)                                             0.00%
                                                            ------------------------------
 NET OPERATING EXPENSES                                           0.92%
-----------------------------------------------------------------------------

(a) Annual fund operating expenses are based on the fund's expenses for the fiscal year ended October 31, 2005, restated to reflect the estimated expenses of Class I shares.
(b) Contractual arrangements have been made with the fund's investment adviser Transamerica Fund Advisors, Inc. (TFAI), through March 1, 2007, to waive fees and/or reimburse fund expenses to the extent that the fund's total expenses (excluding any distribution and service
    (12b-1) fee) exceed 1.20%.

EXAMPLE
This example is here to help you compare the cost of investing in this fund with the cost of investing in other mutual funds. It shows the cumulative expenses you would pay if you invested $10,000 and held your shares for various time periods, with a 5% annual return and fund operating expenses remaining the same. This return is for illustrative purposes and is not guaranteed. Actual costs may be higher or lower.

-------------------------------
SHARE CLASS  1 YEAR    3 YEARS
-------------------------------
    I         $94       $293
-------------------------------

(QUESTION MARK ICON)
ADDITIONAL INFORMATION
---------------------------------------------------------

MANAGEMENT

INVESTMENT ADVISER:

   Transamerica Fund Advisors, Inc. (TFAI)
   570 Carillon Parkway
   St. Petersburg, Florida 33716-1202

For additional information about TFAI, see the section entitled "Shareholder Information - Investment Adviser" of this prospectus.

ADVISORY FEE:

TFAI receives compensation, calculated daily and paid monthly, from the fund at the indicated annual rate (expressed as a specified percentage of the fund's average daily net assets):

AVERAGE DAILY NET ASSETS
First $500 million...............................    0.80%
Over $500 million................................    0.70%

For the fiscal year ended October 31, 2005, the fund paid an advisory fee of 0.79% of the fund's average daily net assets.

SUB-ADVISER:

   Salomon Brothers Asset Management Inc
   399 Park Avenue
   New York, New York 10022

SUB-ADVISORY FEE:

The sub-adviser receives monthly compensation from the investment adviser at the annual rate of a specified percentage of the fund's average daily net assets. The percentages for the fund is as follows:

First $20 million................................    0.30%
Next $80 million.................................    0.50%
Over $100 million................................    0.40%

The average daily net assets will be determined on a combined basis with the same named fund managed by the sub-adviser for AEGON/Transamerica Series Trust.

TA IDEX SALOMON ALL CAP
--------------------------------------------------------------------------------

PORTFOLIO MANAGERS:

JOHN J. GOODE, managing director of SaBAM, has managed this fund since May 2002. He joined SaBAM (or its predecessor firms) in 1969.

PETER J. HABLE, managing director of SaBAM, has managed this fund since May 2002. He joined SaBAM (or its predecessor firms) in 1983.

SaBAM is a wholly owned subsidiary of Legg Mason.

SaBAM was established in 1987.

The Statement of Additional Information provides additional information about the portfolio managers' compensation, other accounts managed by the portfolio managers, and the portfolio managers' ownership of securities in the fund.

A discussion regarding the basis of TA IDEX's Board of Trustees' approval of the fund's advisory arrangements will be available in TA IDEX's semi-annual report for the fiscal period ending April 30, 2006.

FINANCIAL HIGHLIGHTS:

Financial Highlights for this fund are not included in this prospectus because Class I shares commenced operations on November 15, 2005.

TA IDEX TRANSAMERICA GROWTH OPPORTUNITIES
--------------------------------------------------------------------------------

SUMMARY OF RISKS AND RETURNS

(CHECK MARK ICON)
OBJECTIVE
---------------------------------------------------------
The objective of TA IDEX Transamerica Growth Opportunities is to maximize long-term growth.

(CIRCLE I ICON)
PRINCIPAL STRATEGIES AND POLICIES
---------------------------------------------------------
The fund's sub-adviser, Transamerica Investment Management, LLC (TIM), uses a "bottom-up" approach to investing and builds the fund's portfolio one company at a time by investing fund assets principally in:

- equity securities such as common stocks, preferred stocks, rights, warrants and securities convertible into or exchangeable for common stocks of small and medium capitalization companies

TIM generally invests at least 65% of the fund's assets in a diversified portfolio of equity securities. The companies issuing these securities are companies with small- and medium-sized market capitalization whose market capitalization or annual revenues are no more than $5 billion at the time of purchase.

WHAT IS A "BOTTOM-UP" ANALYSIS?
When a sub-adviser uses a "bottom up" approach, it looks primarily at individual companies against the context of broad market factors. It seeks to identify individual companies with earnings growth potential that may not be recognized by the market at large.

TIM selects stocks that are issued by U.S. companies which, in its opinion, show:

- strong potential for steady growth

- high barriers to competition

It is the opinion of TIM that companies with smaller and medium-sized capitalization levels are less actively followed by security analysts, and, therefore, they may be undervalued, providing strong opportunities for a rise in value.

While the fund invests principally in equity securities, TIM may also, to a lesser extent, invest in debt securities or other securities and investment strategies in pursuit of its investment objective.

Under adverse or unstable market conditions, the fund could invest some or all of its assets in cash, repurchase agreements and money market instruments. Although the fund would do this only in seeking to avoid losses, the fund may be unable to pursue its investment objective during that time, and it could reduce the benefit from any upswing in the market.

(EXCLAMATION ICON)
PRINCIPAL RISKS
---------------------------------------------------------
The fund is subject to the following principal investment risks:

- STOCKS
While stocks have historically outperformed other investments over the long term, their prices tend to go up and down more dramatically over the shorter term. These price movements may result from factors affecting individual companies, industries or the securities market as a whole. Because the stocks the fund holds fluctuate in price, the value of your investment in the fund will go up and down.

- GROWTH STOCKS
Growth stocks can be volatile for several reasons. Since growth companies usually reinvest a high proportion of their earnings in their own businesses, they may lack the dividends often associated with the value stocks that could cushion their decline in a falling market. Also, since investors buy growth stocks because of their expected superior earnings growth, earnings disappointments often result in sharp price declines. Certain types of growth stocks, particularly technology stocks, can be extremely volatile and subject to greater price swings than the broader market.

- PREFERRED STOCKS
Preferred stocks may include the obligation to pay a stated dividend. Their price could depend more on the size of the dividend than on the company's performance. If a company fails to pay the dividend, its preferred stock is likely to drop in price. Changes in interest rates can also affect their price.

- CONVERTIBLE SECURITIES
Convertible securities may include corporate notes or preferred stock, but ordinarily are a long-term debt obligation of the issuer convertible at a stated exchange rate into common stock of the issuer. As with most debt securities, the market value of convertible securities tends to decline as interest rates increase. Convertible securities generally offer lower interest or dividend yields than non-convertible securities of similar quality. However, when the market price of the common stock underlying a convertible security exceeds the conversion price, the price of the convertible security tends to reflect the value of the underlying common stock.

- SMALL- OR MEDIUM-SIZED COMPANIES
Investing in small and medium-sized companies involves greater risk than is customarily associated with more established companies. Stocks of such companies may be subject to more than larger company securities. Small companies often have limited product lines, markets, or financial resources, and their management may lack depth and experience. Such companies usually do not pay significant dividends that could cushion returns in a falling market.

- WARRANTS AND RIGHTS
Warrants and rights may be considered more speculative than certain other types of investments because they do not entitle a holder to the dividends or voting rights for the securities that may be purchased. They do not represent any rights in the assets of the issuing company. Also, the value of a warrant or right does not necessarily change with the value of the underlying securities. A warrant or right ceases to have value if it is not exercised prior to the expiration date.

TA IDEX TRANSAMERICA GROWTH OPPORTUNITIES
--------------------------------------------------------------------------------

- FIXED-INCOME SECURITIES
The value of these securities may change daily based on changes in interest rates, and other market conditions and factors, risks include, without limitation:

- fluctuation in market value

- changes in interest rates: the value of a fixed-income security generally decreases as interest rates rise

- length of time to maturity: the longer the duration, the more vulnerable the value of a fixed-income security is to fluctuations in interest rates
- issuers defaulting on their obligations to pay interest or return principal.

- MARKET RISK
The value of securities owned by the fund may go up or down, sometimes rapidly or unpredictably. Securities may decline in value due to factors affecting securities markets generally or particular industries.

YOU MAY LOSE MONEY IF YOU INVEST IN THIS FUND.

These and other risks are fully described in the section entitled "Explanation of Strategies and Risks" in Appendix A of this prospectus.

DISCLOSURE OF PORTFOLIO HOLDINGS
A detailed description of the fund's policies and procedures with respect to the disclosure of the fund's portfolio securities is available in the Statement of Additional Information. In addition, investors should note that the fund publishes its holdings on its website at www.transamericaidex.com 30 days after the end of each calendar quarter. Such information will generally remain online for six months or as otherwise consistent with applicable regulations.

- INVESTOR PROFILE
This fund may be appropriate for long-term investors who are willing and financially able to take on above-average stock market volatility in order to pursue long-term capital growth.

(PERCENTAGE ICON)
PAST PERFORMANCE
---------------------------------------------------------
The past performance information shown below is for Class A shares, which would have substantially similar annual returns as Class I shares because both share classes are invested in the same portfolio of securities. The returns for Class A shares will vary from Class I shares to the extent that the Classes do not have the same expenses and Class I shares are not subject to sales charges (which are reflected in the performance information about Class A shares in the table). Performance information for Class I shares will be included after the share class has been in operation for one complete calendar year.

The bar chart and the table below provide some indication of the risks of investing in the fund by showing you how the fund's performance has varied from year to year, and how the fund's average annual total returns for different periods compare to the returns of a broad measure of market performance, the Russell Midcap(R) Growth Index, a wide index of market performance which measures the performance of mid-cap growth companies (mid-cap companies with high price-to-book ratios and high forecasted growth values). The bar chart does not reflect the impact of sales charges, which, if reflected, would lower the returns. The table includes deduction of applicable Class A sales charges. Absent limitation of the fund's expenses, total returns would be lower. As with all mutual funds, past performance (before and after taxes) is not a prediction of future results.

YEAR-BY-YEAR TOTAL RETURN as of 12/31 each year (%)

                                 CLASS A SHARES
[BAR GRAPH]                    ------------------

2001                                                                            -17.69
2002                                                                            -13.69
2003                                                                             30.61
2004                                                                             14.77
2005                                                                             15.38

-----------------------------------------------------------
CLASS A SHARES              QUARTER ENDED       RETURN
-----------------------------------------------------------
  Best Quarter:              12/31/2001          23.35%
-----------------------------------------------------------
  Worst Quarter:             03/31/2001         (34.23)%
-----------------------------------------------------------

  AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/05(1)

------------------------------------------------------------------------
                                                               LIFE OF
                                      1 YEAR      5 YEARS      FUND(2)
------------------------------------------------------------------------
  Return before taxes                  9.04%       3.03%       (4.17)%
------------------------------------------------------------------------
  Return after taxes on
  distributions(3)                     9.04%       3.03%       (4.17)%
------------------------------------------------------------------------
  Return after taxes on
  distributions and sale of fund
  shares(3)                            5.87%       2.60%       (3.49)%
------------------------------------------------------------------------
  Russell Midcap(R) Growth Index
  (reflects no deduction for fees,
  expenses, or taxes)                 12.10%       1.38%       (4.15)%
------------------------------------------------------------------------
  Russell 2500 Growth Index(4)
  (reflects no deduction for fees,
  expenses or taxes)                   8.17%       2.77%       (4.38)%
------------------------------------------------------------------------

(1) Actual returns may depend on the investor's individual tax situation. After-tax returns may not be relevant if the investment is made through a tax-exempt or tax-deferred account, such as 401(k) plans. After-tax returns are presented for only one class and returns for other classes will vary.
(2) Class A commenced operations on March 1, 2000.
(3) The after-tax returns are calculated using the historic highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
(4) This index served as the fund's benchmark prior to January 18, 2006. This benchmark index change was made as the Russell Midcap Growth Index more accurately reflects the principal strategies and policies of the fund.

(DOLLAR ICON)
FEES AND EXPENSES
---------------------------------------------------------
There are no sales charges (load) or other transaction fees. Class I shares for this fund are offered for investment by strategic asset allocation funds only.

TA IDEX TRANSAMERICA GROWTH OPPORTUNITIES
--------------------------------------------------------------------------------

The following table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

----------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (expenses that are deducted
from fund assets, expressed as a % of average daily net assets)(a)
                                                             CLASS I SHARES
----------------------------------------------------------------------------
 Management fees                                                  0.78%
 Distribution and service (12b-1) fees                             N/A
 Other expenses                                                   0.10%
----------------------------------------------------------------------------
                                                             ------------------------------
 TOTAL ANNUAL FUND OPERATING EXPENSES                             0.88%
 EXPENSE REDUCTION(b)                                             0.00%
                                                             ------------------------------
 NET OPERATING EXPENSES                                           0.88%
----------------------------------------------------------------------------

(a) Annual fund operating expenses are based on the fund's expenses for the fiscal year ended October 31, 2005, restated to reflect the estimated expenses of Class I shares.
(b) Contractual arrangements have been made with the fund's investment adviser Transamerica Fund Advisors, Inc. (TFAI) through March 1, 2007, to waive fees and/or reimburse fund expenses to the extent that the fund's total expenses (excluding any distribution and service (12b-1) fee) exceed 1.40%.

EXAMPLE
This example is here to help you compare the cost of investing in this fund with that of other mutual funds. It shows the cumulative expenses you would pay if you invested $10,000 and held your shares for various time periods, with a 5% annual return and fund operating expenses remaining the same. This return is for illustration purposes and is not guaranteed. Actual costs may be higher or lower.

-------------------------------
SHARE CLASS  1 YEAR    3 YEARS
-------------------------------
    I         $90       $281
-------------------------------

(QUESTION MARK ICON)
ADDITIONAL INFORMATION
---------------------------------------------------------

MANAGEMENT

INVESTMENT ADVISER:

   Transamerica Fund Advisors, Inc. (TFAI)
   570 Carillon Parkway
   St. Petersburg, Florida 33716-1202

For additional information about TFAI, see the section entitled "Shareholder Information - Investment Adviser" of this prospectus.

ADVISORY FEE:

TFAI receives compensation, calculated daily and paid monthly, from the fund at the indicated annual rate (expressed as a specified percentage of the fund's average daily net assets):

AVERAGE DAILY NET ASSETS
First $250 million...............................    0.80%
Over $250 million up to $500 million.............    0.75%
Over $500 million................................    0.70%

For the fiscal year ended October 31, 2005, the fund paid an advisory fee of 0.79% of the fund's average daily net assets.

SUB-ADVISER:

   Transamerica Investment Management, LLC
   1150 South Olive Street, Suite 2700
   Los Angeles, California 90015

SUB-ADVISORY FEE:

The sub-adviser receives monthly compensation from the investment adviser at the annual rate of a specified percentage of the fund's average daily net assets. The percentage for the fund is as follows:

Up to $100 million...............................    0.40%
Over $100 million................................    0.35%
less 50% of any amount reimbursed pursuant to the fund's
expense limitation.

PORTFOLIO MANAGERS:

EDWARD S. HAN is Principal and Portfolio Manager at Transamerica Investment Management, LLC ("TIM"). Mr. Han is the Co-Manager of the TA IDEX Transamerica Growth Opportunities Fund. He also manages sub-advised funds and institutional separate accounts in the Mid Growth Equity discipline and is a member of the Large Growth team. He joined TIM in 1998. Mr. Han holds an M.B.A. from the Darden Graduate School of Business Administration at the University of Virginia and received his B.A. in Economics from the University of California at Irvine.

JOHN J. HUBER, CFA, is Principal and Portfolio Manager at TIM. Mr. Huber is the Co-Manager of the TA IDEX Transamerica Growth Opportunities Fund (since August
2005). He also manages institutional separate accounts in the Mid Growth Equity discipline. Mr. Huber's analytical responsibilities include covering the Financial Services, Producer Durables, Autos and Transportation, and Materials and Processing sectors. He joined TIM in 2005 when the firm acquired Westcap Investors, LLC. Prior to Westcap, Mr. Huber was a Senior Associate at Wilshire Associates and an Information Technology Consultant at Arthur Andersen. He earned a B.A. from Columbia University and an M.B.A. from University of California, Los Angeles.

TIM, through its parent company, has provided investment advisory services to various clients since 1967.

The Statement of Additional Information provides additional information about the portfolio managers' compensation, other accounts managed by the portfolio managers, and the portfolio managers' ownership of securities in the fund.

A discussion regarding the basis of TA IDEX's Board of Trustees' approval of the fund's advisory arrangements will be available in TA IDEX's semi-annual report for the fiscal period ending April 30, 2006.

FINANCIAL HIGHLIGHTS:

Financial Highlights for this fund are not included in this prospectus because Class I shares commenced operations on November 15, 2005.

TA IDEX VAN KAMPEN MID-CAP GROWTH
--------------------------------------------------------------------------------

SUMMARY OF RISKS AND RETURNS

(CHECK MARK ICON)
OBJECTIVE
---------------------------------------------------------
The investment objective of TA IDEX Van Kampen Mid-Cap Growth is capital appreciation.

(CIRCLE I ICON)
PRINCIPAL STRATEGIES AND POLICIES
---------------------------------------------------------
Under normal market conditions, the fund will invest at least 80% of its net assets at the time of investment in securities of medium-sized companies. Under current market conditions, a medium-sized company is generally defined by reference to those companies represented in the Russell Midcap Growth Index. The fund's sub-adviser is Morgan Stanley Investment Management Inc., which does business in certain instances (including its role as sub-adviser to this fund), under the name Van Kampen ("Van Kampen"). The manager seeks to invest in high quality companies it believes have sustainable competitive advantages and the ability to redeploy capital at high rates of return. The manager studies a company's business model, business visibility and the ability to generate free cash flow, a favorable return on invested capital trend and an attractive risk/reward. The manager generally considers selling an investment when it determines the company no longer satisfies its investment criteria.

The fund may also invest in common stocks and other equity securities of small-and large-sized companies, as well as preferred stocks, convertible securities, rights and warrants, and debt securities.

Van Kampen also may utilize derivative instruments, including options on securities, futures contracts and options thereon and various currency transactions in several different ways, depending upon the status of the fund's investment portfolio and Van Kampen's expectations concerning the securities market. Van Kampen may invest up to 25% of the fund's assets in securities of foreign companies, including emerging market securities, primarily through ownership of depository receipts. An issuer generally will be deemed to be economically tied to the country (or countries) in which the issuer has at least 50% of its assets or from which it derives at least 50% of its revenues or profits, or in whose securities markets its securities principally trade.

In times of stable or rising stock prices, the fund generally seeks to be fully invested in the instruments described above except that at least a small portion of fund assets generally will be held as cash, repurchase agreements, or cash equivalents to honor redemption requests and for other short-term needs.

The amount of fund assets invested in cash equivalents does not fluctuate like stock market prices, so that, in times of rising market prices, the fund may underperform the market in proportion to the amount of cash equivalents in its portfolio. By purchasing stock index futures contracts, stock index call options, or call options on stock index futures contracts, however, the fund can seek to "equitize" the cash portion of its assets and obtain performance that is equivalent to investing directly in equity securities.

Under adverse or unstable market conditions, the fund could invest a greater portion of its assets in cash, repurchase agreements and money market instruments. Although the fund would do this only in seeking to avoid losses, the fund may be unable to pursue its investment objective during that time, and it could reduce the benefit from any upswing in the market.

(EXCLAMATION ICON)
PRINCIPAL RISKS
---------------------------------------------------------
The fund is subject to the following principal investment risks:

- STOCKS
While stocks have historically outperformed other investments over the long term, their prices tend to go up and down more dramatically over the shorter term. These price movements may result from factors affecting individual companies, industries or the securities market as a whole. Because the stocks the fund may hold fluctuate in price, the value of your investments in the fund will go up and down.

- GROWTH STOCKS
Growth stocks can be volatile for several reasons. Since growth companies usually reinvest a high proportion of their earnings in their own businesses, they may lack the dividends often associated with the value stocks that could cushion their decline in a falling market. Also, since investors buy growth stocks because of their expected superior earnings growth, earnings disappointments often result in sharp price declines. Certain types of growth stocks, particularly technology stocks, can be extremely volatile and subject to greater price swings than the broader market.

- SMALL- OR MEDIUM-SIZED COMPANIES
Investing in small- and medium-sized companies involves greater risk than is customarily associated with more established companies. Stocks of such companies may be subject to more abrupt or erratic price movements than larger company securities. Small companies often have limited product lines, markets, or financial resources and their management may lack depth and experience. Such companies usually do not pay significant dividends that could cushion returns in a failing market.

- FOREIGN SECURITIES
Investments in foreign securities, including American Depositary Receipts ("ADR"s), Global Depositary Receipts ("GDR"s) and European Depositary Receipts ("EDR"s), involve risks relating to political, social and economic developments abroad, as well as risks resulting from the difference between the regulations to which U.S. and foreign issuer markets are subject. These risks may include, without limitation:

- changes in currency values

- currency speculation

- currency trading costs

- different accounting and reporting practices

- less information available to the public

- less (or different) regulation of securities markets

- more complex business negotiations

- less liquidity

- more fluctuations in prices

- delays in settling foreign securities transactions

- higher costs for holding shares (custodial fees)

- higher transaction costs

- vulnerability to seizure and taxes

- political instability and small markets

- different market trading days

TA IDEX VAN KAMPEN MID-CAP GROWTH
--------------------------------------------------------------------------------

- CONVERTIBLE SECURITIES
Convertible securities may include corporate notes or preferred stock, but ordinarily are long-term debt obligations of the issuer convertible at a stated exchange rate into common stock of the issuer. As with most debt securities, the market value of convertible securities tends to decline as interest rates increase. Convertible securities generally offer lower interest or dividend yields than non-convertible securities of similar quality. However, when the market price of the common stock underlying a convertible security exceeds the conversion price, the price of the convertible security tends to reflect the value of the underlying common stock. As the market price of the underlying common stock declines, the convertible security tends to trade increasingly on a yield basis, and thus may not depreciate to the same extent as the underlying stock.

- PREFERRED STOCKS
Preferred stocks may include an obligation to pay a stated dividend. Their price could depend more on the size of the dividend than on the company's performance. If a company fails to pay the dividend, its preferred stock is likely to drop in price. Changes in interest rates can also affect their price.

- WARRANTS AND RIGHTS
Warrants and rights may be considered more speculative than certain other types of investments because they do not entitle a holder to the dividends or voting rights for the securities that may be purchased. They do not represent any rights in the assets of the issuing company. Also, the value of a warrant or right does not necessarily change with the value of the underlying securities. A warrant or right ceases to have value if it is not exercised prior to the expiration date.

- FUTURES, OPTIONS AND DERIVATIVES
Futures, options and derivatives involve additional investment risks and transactional costs, and draw upon skills and experience which are different than those needed to pick other securities. Special risks include:

- Inaccurate market predictions

- Imperfect correlation
- Illiquidity

- Tax considerations

- INVESTING AGGRESSIVELY

- The value of developing-company stocks may be very volatile, and can drop significantly in a short period of time.

- Rights, options and futures contracts may not be exercised and may expire worthless.

- Warrants and rights may be less liquid than stocks.

- Use of futures and other derivatives may make the Fund more volatile.

YOU MAY LOSE MONEY IF YOU INVEST IN THIS FUND.

These and other risks are fully described in the section entitled "Explanation of Strategies and Risks," in Appendix A of this prospectus.

DISCLOSURE OF PORTFOLIO HOLDINGS
A detailed description of the fund's policies and procedures with respect to the disclosure of the fund's portfolio securities is available in the Statement of Additional Information. In addition, investors should note that the fund publishes its holdings on its website at www.transamericaidex.com 30 days after the end of each calendar quarter. Such information will generally remain online for six months or as otherwise consistent with applicable regulations.

- INVESTOR PROFILE
This fund may be appropriate for the investor who seeks capital appreciation over the long-term, is willing to take on the increased risks of investing in medium-sized companies, can withstand substantial volatility in the value of his shares, and wishes to add to his or her personal holdings a fund that invests primarily in common stocks of medium-sized companies.

(PERCENTAGE ICON)
PAST PERFORMANCE
---------------------------------------------------------
No performance is shown for the fund as it was not available until January 3, 2006. Performance information for the fund will appear in a future version of this prospectus once the fund has a full calendar year of performance information to report to investors.

(DOLLAR ICON)
FEES AND EXPENSES
---------------------------------------------------------
There is no sales charge (load) or 12b-1 distribution and service fee on Class I shares, which are currently being offered for sale only to certain other asset allocation funds.

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

-----------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (expenses that are deducted
from fund assets, expressed as a % of average daily net assets)
                                                             CLASS I SHARES
-----------------------------------------------------------------------------
 Management fees                                                  0.80%
 Distribution and service (12b-1) fees                             N/A
 Other expenses(a)                                                0.20%
-----------------------------------------------------------------------------
                                                            ------------------------------
 TOTAL ANNUAL FUND OPERATING EXPENSES                             1.00%
 EXPENSE REDUCTION(B)                                             0.00%
                                                            ------------------------------
 NET OPERATING EXPENSES                                           1.00%
-----------------------------------------------------------------------------

(a) Other expenses are based on estimates.
(b) Contractual arrangements have been made with the fund's investment adviser Transamerica Fund Advisors, Inc. (TFAI) through March 1, 2007, to waive fees and/or reimburse fund expenses to the extent that the fund's total expenses (excluding any distribution and service (12b-1) fee) exceed 1.00%.

EXAMPLE
This example is here to help you compare the cost of investing in this fund with the cost of investing in other mutual funds. It shows the cumulative expenses you would pay if you invested $10,000 and held your shares for various time periods, with a 5% annual return and fund operating expenses remaining the same. This return is for illustrative purposes and is not guaranteed. Actual costs may be higher or lower.

------------------------------
SHARE CLASS  1 YEAR   3 YEARS
------------------------------
    I         $102      $318
------------------------------

TA IDEX VAN KAMPEN MID-CAP GROWTH
--------------------------------------------------------------------------------

(QUESTION MARK ICON)
ADDITIONAL INFORMATION
---------------------------------------------------------

MANAGEMENT

INVESTMENT ADVISER:

   Transamerica Fund Advisors, Inc. (TFAI)
   570 Carillon Parkway
   St. Petersburg, Florida 33716-1202

For additional information about TFAI, see the section entitled "Shareholder Information - Investment Adviser" of this prospectus.

ADVISORY FEE

TFAI receives compensation, calculated daily and paid monthly, from the fund at the annual rate of 0.80% of the Fund's average daily net assets.

For additional information about TFAI, see the section entitled "Shareholder Information - Investment Adviser" of this prospectus.

SUB-ADVISER:

   Morgan Stanley Investment Management Inc.
   doing business as Van Kampen
   1221 Avenue of the Americas, 5th Floor
   New York, NY 10020

SUB-ADVISORY FEE:

The sub-adviser receives compensation, calculated daily and paid monthly, from TFAI, at the annual rate of 0.40% of the fund's average daily net assets.

PORTFOLIO MANAGERS:

The fund is managed by members of Van Kampen's U.S. Growth Team. Current members of the team jointly and primarily responsible for the day-to-day management of the Fund are Dennis Lynch and David Cohen, each a Managing Director, and Sam Chainani and Alexander Norton each an Executive Director.

DENNIS LYNCH (LEAD MANAGER) is responsible for the execution of the overall strategy of the fund. Mr. Lynch has worked at Van Kampen since 1998 and joined Van Kampen's U.S. Growth Team in 2002. Prior to 2002, Mr. Lynch worked in an investment management capacity for Van Kampen. Mr. Lynch also manages TA IDEX Van Kampen Small Company Growth and the growth equity portion of ATST Van Kampen Large Cap Core.

DAVID COHEN (CO-MANAGER) has worked for Van Kampen since 1993 and joined Van Kampen's U.S. Growth Team in 2002. Prior to 2002, Mr. Cohen worked in an investment management capacity for Van Kampen.

SAM CHAINANI (CO-MANAGER) has worked for Van Kampen since 1996 and joined Van Kampen's U.S. Growth Team in 2004. Prior to 2004, Mr. Chainani was a strategy specialist for Van Kampen.

ALEXANDER NORTON (CO-MANAGER) has worked for Van Kampen since 2000 and joined Van Kampen's U.S. Growth Team in July 2005. Prior to July 2005, Mr. Norton worked in a research capacity for Van Kampen.

Morgan Stanley has provided investment advisory services to various clients since 1935.

The Statement of Additional Information provides additional information about the portfolio managers' compensation, other accounts managed by the portfolio managers, and the portfolio managers' ownership of securities in the fund.

A discussion regarding the basis of TA IDEX's Board of Trustees' approval of the fund's advisory arrangements will be available in TA IDEX's semi-annual report for the fiscal period ending April 30, 2006.

FINANCIAL HIGHLIGHTS:

Financial Highlights for this fund are not included in this prospectus because Class I shares commenced operations in January 3, 2006.

TA IDEX J.P. MORGAN MID CAP VALUE
--------------------------------------------------------------------------------

SUMMARY OF RISKS AND RETURNS

(CHECK MARK ICON)
OBJECTIVE
---------------------------------------------------------
The objective of TA IDEX J.P. Morgan Mid Cap Value is to seek growth from capital appreciation.

(CIRCLE I ICON)
PRINCIPAL STRATEGIES AND POLICIES
---------------------------------------------------------
The fund's sub-adviser, J.P. Morgan Investment Management Inc. (JPMorgan), seeks to achieve this objective by investing primarily (at least 80% of net assets under normal circumstances) in a broad portfolio of common stocks of companies with market capitalizations of $1 billion to $20 billion at the time of purchase that JPMorgan believes to be undervalued.

Under normal market conditions, the fund will only purchase securities that are traded on registered exchanges or the over-the-counter market in the United States. The fund may invest in other equity securities, which include preferred stocks, convertible securities and foreign securities, which may take the form of depositary receipts.

JPMorgan may use derivatives to hedge various market risks or to increase the fund's income.

Under adverse or unstable market conditions, the fund could invest some or all of its assets in cash, repurchase agreements and money market instruments. Although the fund would do this only in seeking to avoid losses, the fund may be unable to pursue its investment objective during that time, and it could reduce the benefit from any upswing in the market.

(EXCLAMATION ICON)
PRINCIPAL RISKS
---------------------------------------------------------
The fund is subject to the following principal investment risks:

- STOCKS
While stocks have historically outperformed other investments over the long term, their prices tend to go up and down more dramatically over the shorter term. These price movements may result from factors affecting individual companies, industries, or the securities market as a whole. Because the stocks the fund holds fluctuate in price, the value of your investment in the fund will go up and down.

- FOREIGN SECURITIES
Investments in foreign securities, including American Depositary Receipts
(ADRs), Global Depositary Receipts (GDRs") and European Depositary Receipts
(EDRs), involve risks relating to political, social and economic developments abroad, as well as risks resulting from the differences between the regulations to which U.S. and foreign issuer markets are subject. These risks may include, without limitation:

- changes in currency values

- currency speculation

- currency trading costs

- different accounting and reporting practices

- less information available to the public

- less (or different) regulation of securities markets

- more complex business negotiations

- less liquidity

- more fluctuations in prices

- delays in settling foreign securities transactions

- higher costs for holding shares (custodial fees)

- higher transaction costs

- vulnerability to seizure and taxes

- political instability and small markets

- different market trading days

- VALUE RISK
The value approach carries the risk that the market will not recognize a security's intrinsic value for a long time, or that a stock considered to be undervalued may actually be appropriately priced.

- DERIVATIVES
The use of derivative instruments may involve risks different from, or greater than, the risks associated with investing directly in securities or other traditional investments. Derivatives may be subject to market risk, interest rate risk, and credit risk. Certain derivatives may be illiquid, which may reduce the return of the fund if it cannot sell or terminate the derivative instrument at an advantageous time or price. Some derivatives may involve the risk of improper valuation, or the risk that changes in the value of the instrument may not correlate well with the underlying asset, rate or index. As a result of inaccurate market predictions by the sub-adviser, the fund could lose the entire amount of its investment in a derivative and, in some cases, could lose more than the principal amount invested. Also, suitable derivative instruments may not be available in all circumstances, and there is no assurance that the fund will be able to engage in these transactions to reduce exposure to other risks.

- PREFERRED STOCKS
Preferred stocks may include the obligation to pay a stated dividend. Their price could depend more on the size of the dividend than on the company's performance. If a company fails to pay the dividend, its preferred stock is likely to drop in price. Changes in interest rates can also affect their price.

- CONVERTIBLE SECURITIES
Convertible securities may include corporate notes or preferred stock, but ordinarily are a long-term debt obligation of the issuer convertible at a stated exchange rate into common stock of the issuer. As with all debt securities, the market value of convertible securities, tends to decline as interest rates increase. Convertible securities generally offer lower interest or dividend yields than non-convertible securities of similar quality. However, when the market price of the common stock underlying a convertible security exceeds the conversion price, the price of the convertible security tends to reflect the value of the underlying common stock.

- MEDIUM-SIZED COMPANIES
Investing in medium-sized companies involves greater risk than is customarily associated with more established companies. Stocks of such companies may be subject to more abrupt or erratic price movements than larger company securities. Such companies often have limited product lines, markets, or financial resources and their management may lack depth and experience. Such companies usually do not pay significant dividends that could cushion returns in a falling market.

TA IDEX J.P. MORGAN MID CAP VALUE
--------------------------------------------------------------------------------

- MARKET RISK
The value of securities owned by the fund may go up or down, sometimes rapidly or unpredictably. Securities may decline in value due to factors affecting securities markets generally or particular industries.

YOU MAY LOSE MONEY IF YOU INVEST IN THIS FUND.

These and other risks are fully described in the section entitled "Explanation of Strategies and Risks" in Appendix A of this prospectus.

DISCLOSURE OF PORTFOLIO HOLDINGS
A detailed description of the fund's policies and procedures with respect to the disclosure of the fund's portfolio securities is available in the Statement of Additional Information. In addition, investors should note that the fund publishes its holdings on its website at www.transamericaidex.com 30 days after the end of each calendar quarter. Such information will generally remain online for six months or as otherwise consistent with applicable regulations.

- INVESTOR PROFILE
This fund may be appropriate for investors who seek investments in medium-sized companies with a value-oriented philosophy.

(PERCENTAGE ICON)
PAST PERFORMANCE
---------------------------------------------------------
No performance is shown for the fund as it was not available until March 1, 2005. Performance information for the fund will appear in a future version of this prospectus once the fund has a full calendar year of performance information to report to investors.

(DOLLAR ICON)
FEES AND EXPENSES
---------------------------------------------------------
There are no sales charges (load) or other transaction fees. Class I shares for this fund are offered for investment by strategic asset allocation funds only.

The following table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

-----------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (expenses that are deducted
from fund assets, expressed as a % of average daily net assets)(a)
              % OF AVERAGE DAILY NET ASSETS                  CLASS I SHARES
-----------------------------------------------------------------------------
 Management fees                                                  0.82%
 Distribution and service (12b-1) fees                             N/A
 Other expenses                                                   0.06%
-----------------------------------------------------------------------------
                                                            ------------------------------
 TOTAL ANNUAL FUND OPERATING EXPENSES                             0.88%
 EXPENSE REDUCTION(b)                                             0.00%
                                                              -------------
 NET OPERATING EXPENSES                                           0.88%
-----------------------------------------------------------------------------

(a) Annual fund operating expenses are based on the fund's expenses for the fiscal year ended October 31, 2005, restated to reflect the estimated expenses of Class I shares.
(b) Contractual arrangements have been made with the fund's investment adviser, Transamerica Fund Advisors, Inc. (TFAI), through March 1, 2007, to waive fees and/or reimburse fund expenses to the extent that the fund's total operating expenses (excluding any distribution and service (12b-1) fee) exceed 1.05%. TFAI is entitled to reimbursement by the fund of fees waived or expenses reduced during any of the previous 36 months beginning on the date of the expense limitation agreement if on any day the estimated annualized fund operating expenses are less than 1.05%.

EXAMPLE
This example is here to help you compare the cost of investing in this fund with the cost of investing in other mutual funds. It shows the cumulative expenses you would pay if you invested $10,000 and held your shares for various time periods, with a 5% annual return and fund operating expenses remaining the same. This return is for illustrative purposes and is not guaranteed. Actual costs may be higher or lower.

-------------------------------
SHARE CLASS  1 YEAR    3 YEARS
-------------------------------
     I        $90       $281
-------------------------------

(QUESTION MARK ICON)
ADDITIONAL INFORMATION
---------------------------------------------------------

MANAGEMENT

INVESTMENT ADVISER:

   Transamerica Fund Advisors, Inc. (TFAI)
   570 Carillon Parkway
   St. Petersburg, Florida 33716-1202

ADVISORY FEE:

TFAI receives compensation, calculated daily and paid monthly, from the fund at the indicated annual rate (expressed as a specified percentage of the fund's average daily net assets):

AVERAGE DAILY NET ASSETS:
First $100 million..............................     0.85%
Over $100 million...............................     0.80%

For the fiscal year ended October 31, 2005, the fund paid an advisory fee of 0.83% of the fund's average daily net assets.

For additional information about TFAI, see the section entitled "Shareholder Information - Investor Adviser" of this prospectus.

SUB-ADVISER:

   J.P. Morgan Investment Management Inc.
   522 Fifth Avenue
   New York, New York 10036

SUB-ADVISORY FEE:

The sub-adviser receives monthly compensation from the investment adviser at the annual rate of a specified percentage of the fund's average daily net assets. The percentage for the fund is as follows:

Average daily net assets.........................    0.40%

PORTFOLIO MANAGERS:

JONATHAN SIMON, Managing Director. Mr. Simon has worked as a portfolio manager for JPMorgan and its predecessors since 1980. Mr. Simon is President of Flemings Asset Management, Inc., a division of Robert Fleming, Inc.

LAWRENCE PLAYFORD, CFA, CPA, vice president, is an energy, utilities and industrials analyst in the U.S. Equity Group. An employee since 1993, Larry joined the investment team in

TA IDEX J.P. MORGAN MID CAP VALUE
--------------------------------------------------------------------------------

October 2003 after serving as a client portfolio manager working directly with the U.S. Equity Group's investment teams to communicate. investment strategy and results to clients since 2001. Prior to that, he was a client advisor at JPMorgan Private Bank, providing investment and financial planning advice to high net worth clients. He joined the firm as a financial analyst, performing strategic planning and analysis for the firm's finance department. Lawrence holds a B.B.A. in accounting from the University of Notre Dame and an M.B.A. in finance from Fordham University.

The SAI provides additional information about the portfolio managers' compensation, other accounts managed by the portfolio managers, and the portfolio managers' ownership of securities in the fund.

A discussion regarding the basis of TA IDEX's Board of Trustees' approval of the fund's advisory arrangements will be available in TA IDEX's semi-annual report for the fiscal period ending April 30, 2006.

FINANCIAL HIGHLIGHTS:

Financial Highlights for this fund are not included in this prospectus because Class I shares commenced operations in November 15, 2005.

TA IDEX TRANSAMERICA SMALL/MID CAP VALUE
--------------------------------------------------------------------------------

SUMMARY OF RISKS AND RETURNS

(CHECK MARK ICON)
OBJECTIVE
---------------------------------------------------------
The objective of TA IDEX Transamerica Small/Mid Cap Value is to seek to maximize total return.

(CIRCLE I ICON)
PRINCIPAL STRATEGIES AND POLICIES
---------------------------------------------------------
The fund's sub-adviser, Transamerica Investment Management, LLC (TIM), seeks to achieve this objective by investing, under normal conditions, at least 80% of its assets in small- and mid-cap equity securities of domestic companies. The fund defines small-and mid-cap equities as companies whose market capitalization falls within the range of $100 million to $8 billion.

The fund generally will invest in small- and mid-cap equities with valuation characteristics including low price/earnings, price/book, and price/cash flow ratios. These characteristics are evaluated based upon a proprietary analysis of normalized levels of profitability. TIM's security selection process favors companies with above-average normalized net margins, returns on equity, returns on assets, free cash flow generation and revenue and earnings growth rates. Trends in balance sheet items including inventories, account receivables, and payables are scrutinized as well. TIM also reviews the company's products/services, market position, industry condition, financial and accounting policies and quality of management. Securities of issuers that possess the greatest combination of the aforementioned attributes are then prioritized as candidates for purchase.

Although the fund will invest primarily in publicly traded U.S. securities, it will be able to invest up to 10% of its total assets in foreign securities, including securities of issuers in emerging countries and securities quoted in foreign currencies.

Under adverse or unstable market conditions, the fund could invest some or all of its assets in cash, repurchase agreements and money market instruments. Although the fund would do this only in seeking to avoid losses, the fund may be unable to pursue its investment objective during that time, and it could reduce the benefit from any upswing in the market.

(EXCLAMATION ICON)
PRINCIPAL RISKS
---------------------------------------------------------
The fund is subject to the following principal investment risks:

- STOCKS
While stocks have historically outperformed other investments over the long term, their prices tend to go up and down more dramatically over the shorter term. These price movements may result from factors affecting individual companies, industries or the securities markets as a whole. Because the stocks the fund holds fluctuate in price, the value of your investment in the fund will go up and down.

- VALUE RISK
The value approach carries the risk that the market will not recognize a security's intrinsic value for a long time, or that a stock considered to be undervalued may actually be appropriately priced.

- SMALL OR MEDIUM-SIZED COMPANIES
Investing in small- and medium-sized companies involves greater risk than is customarily associated with more established companies. Stocks of such companies may be subject to more volatility in price than larger company securities. Small companies often have limited product lines, markets, or financial resources and their management may lack depth and experience. Such companies usually do not pay significant dividends that could cushion returns in a falling market.

- FOREIGN SECURITIES
Investments in foreign securities, including American Depositary Receipts
(ADRs), Global Depositary Receipts (GDRs), and European Depositary Receipts
(EDRs), involves risks relating to political, social and economic developments abroad, as well as risks resulting from the differences between the regulations to which U.S. and foreign issuer markets are subject. These risks may include, without limitation:

- changes in currency values

- currency speculation

- currency trading costs

- different accounting and reporting practices

- less information available to the public

- less (or different) regulation of securities markets

- more complex business negotiations

- less liquidity

- more fluctuations in prices

- delays in settling foreign securities transactions

- higher costs for holding shares (custodial fees)

- higher transaction costs

- vulnerability to seizure and taxes

- political instability and small markets

- different market trading days

- EMERGING MARKETS RISK
Investing in the securities of issuers located in or principally doing business in emerging markets bears foreign risks as discussed above. In addition, the risks associated with investing in emerging markets are often greater than investing in developed foreign markets. Specifically, the economic structures in emerging markets countries are less diverse and mature than those in developed countries, and their political systems are less stable. Investments in emerging markets countries may be affected by national policies that restrict foreign investments. Emerging market countries may have less developed legal structures, and the small size of their securities markets and low trading volumes can make investments illiquid and more volatile than investments in developed countries. In addition, a portfolio investing in emerging market countries may be required to establish special custody or other arrangements before investing.

- MARKET RISK
The value of securities owned by the fund may go up or down, sometimes rapidly or unpredictably. Securities may decline in value due to factors affecting securities markets generally or particular industries.

YOU MAY LOSE MONEY IF YOU INVEST IN THIS FUND.

These and other risks are fully described in the section entitled "Explanation of Strategies and Risks" in Appendix A of this prospectus.

TA IDEX TRANSAMERICA SMALL/MID CAP VALUE
--------------------------------------------------------------------------------

DISCLOSURE OF PORTFOLIO HOLDINGS
A detailed description of the fund's policies and procedures with respect to the disclosure of the fund's portfolio securities is available in the Statement of Additional Information. In addition, investors should note that the fund publishes its holdings on its website at www.transamericaidex.com 30 days after the end of each calendar quarter. Such information will generally remain online for six months or as otherwise consistent with applicable regulations.
- INVESTOR PROFILE
The fund may be appropriate for long-term investors who are able to tolerate the volatility that exists with investing in small/mid-sized company stocks.

(PERCENTAGE ICON)
PAST PERFORMANCE
---------------------------------------------------------
The past performance information shown below is for Class A shares, which would have substantially similar annual returns as Class I shares because both share classes are invested in the same portfolio of securities. The returns for Class A shares will vary from Class I shares to the extent that the Classes do not have the same expenses and Class I shares are not subject to sales charges (which are reflected in the performance information about Class shares in the table). Performance information for Class I shares will be included after the share class has been in operation for one complete calendar year.

The bar chart and the table below provide some indication of the risks of investing in the fund by showing you how the fund's performance has varied from year to year, and how the fund's average annual total returns for different periods compare to the returns of a broad measure of market performance, the Russell 2500 Value Index, a widely recognized unmanaged index of market performance which measures the performance of the Russell 2500 Value Index companies with lower price-to-book ratios and lower financial growth values. The bar chart does not reflect the impact of sales charges, which, if reflected, would lower the returns. The table includes deduction of applicable Class A sales charges. Absent limitations of the fund's expenses, total returns would be lower. As with all mutual funds, past performance (before and after taxes) is not a prediction of future results.

YEAR-BY-YEAR TOTAL RETURN as of 12/31 each year (%)

                                 CLASS A SHARES
                               ------------------

[BAR GRAPH]

2002                                                                            -15.61
2003                                                                             50.35
2004                                                                             23.55
2005                                                                             11.45

-----------------------------------------------------------
CLASS A SHARES              QUARTER ENDED       RETURN
-----------------------------------------------------------
  Best Quarter:              06/30/2003          30.88%
-----------------------------------------------------------
  Worst Quarter:             09/30/2002         (26.15)%
-----------------------------------------------------------

  AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/05(1)

---------------------------------------------------------------------
                                                            LIFE OF
                                               1 YEAR       FUND(2)
---------------------------------------------------------------------
  Return before taxes                           5.32%       13.71%
---------------------------------------------------------------------
  Return after taxes on distributions(3)        3.89%       12.71%
---------------------------------------------------------------------
  Return after taxes on distributions and
  sale of fund shares(3)                        4.55%       11.59%
---------------------------------------------------------------------
  Russell 2500 Value Index (reflects no
  deduction for fees, expenses, or taxes)       7.74%       14.65%
---------------------------------------------------------------------

(1) Actual returns may depend on the investor's individual tax situation. After-tax returns may not be relevant if the investment is made through a tax-exempt or tax-deferred account, such as a 401(k) plan. After-tax returns are presented for only one class and returns for other classes will vary.
(2) Class A commenced operations on April 2, 2001.
(3) The after-tax returns are calculated using the historic highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

NOTE: Prior to March 1, 2004, a different sub-adviser managed this fund, and it had a different investment objective and used different investment strategies. The performance set forth prior to that date is attributable to the previous sub-adviser.

(DOLLAR ICON)
FEES AND EXPENSES
---------------------------------------------------------
There are no sales charges (load) or other transaction fees. Class I shares for this fund are offered for investment by strategic asset allocation funds only.

The following table describes the fees and expenses that you may pay if you buy and hold shares of the funds.

----------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (expenses that are deducted
from fund assets, expressed as a % of average daily net assets)(a)
                                                             CLASS I SHARES
----------------------------------------------------------------------------
 Management fees                                                 0.80%
 Distribution and service (12b-1) fees                            N/A
 Other expenses                                                  0.07%
----------------------------------------------------------------------------
                                                            ------------------------------
 TOTAL ANNUAL FUND OPERATING EXPENSES                            0.87%
 EXPENSE REDUCTION(b)                                            0.00%
                                                            ------------------------------
 NET OPERATING EXPENSES                                          0.87%
----------------------------------------------------------------------------

(a) Annual fund operating expenses are based on the fund's expenses for the fiscal year ended October 31, 2005, restated to reflect the estimated expenses of Class I shares.
(b) Contractual arrangements have been made with the fund's investment adviser, Transamerica Fund Advisors, Inc. (TFAI), through March 1, 2007, to waive fees and/or reimburse fund expenses to the extent that the fund's total operating expenses (excluding any distribution and service (12b-1) fee) exceed 1.40%. TFAI is entitled to reimbursement by the fund of fees waived or expenses reduced during any of the previous 36 months beginning on the date of the expense limitation agreement if on any day the estimated annualized fund operating expenses are less than 1.40%.

EXAMPLE
This example is here to help you compare the cost of investing in this fund with the cost of investing in other mutual funds. It shows the cumulative expenses you would pay if you invested $10,000 and held your shares for various time periods, with a 5% annual return and fund operating expenses remaining the same.

TA IDEX TRANSAMERICA SMALL/MID CAP VALUE
--------------------------------------------------------------------------------

This return is for illustrative purposes and is not guaranteed. Actual costs may be higher or lower.

------------------------------
SHARE CLASS  1 YEAR   3 YEARS
------------------------------
    I         $89       $278
------------------------------

(QUESTION MARK ICON)
ADDITIONAL INFORMATION
---------------------------------------------------------

MANAGEMENT

INVESTMENT ADVISER:

   Transamerica Fund Advisors, Inc. (TFAI)
   570 Carillon Parkway
   St. Petersburg, Florida 33716-1202

For additional information about TFAI, see the section entitled "Shareholder Information - Investment Adviser" of this prospectus.

ADVISORY FEE:

TFAI receives compensation, calculated daily and paid monthly, from the fund at the indicated annual rate (expressed as a specified percentage of the fund's average daily net assets):

AVERAGE DAILY NET ASSETS
First $500 million...............................    0.80%
Over $500 million................................    0.75%

For the fiscal year ended October 31, 2005, the fund paid an advisory fee of 0.80% of the fund's average daily net assets.

SUB-ADVISER:

   Transamerica Investment Management, LLC
   1150 South Olive Street, Suite 2700
   Los Angeles, California 90015

SUB-ADVISORY FEE:

The sub-adviser receives monthly compensation from the investment adviser at the annual rate of a specified percentage of the fund's average daily net assets. The percentage for the fund is as follows:

First $500 million..............................    0.375%
Over $500 million...............................    0.325%
less 50% of any amount reimbursed pursuant to the fund's
expense limitation.

PORTFOLIO MANAGER:

MICHELLE E. STEVENS, CFA, is Vice President and Portfolio Manager at TIM. She manages institutional separate accounts in the value equity discipline. Prior to joining TIM in 2001, Ms. Stevens served as Vice President and Director of small, mid, and flex cap investing for Dean Investment Associates. Ms. Stevens holds an M.B.A. from the University of Cincinnati and received her B.A. in economics from Wittenberg University.

TIM, through its parent company, has provided investment advisory services to various clients since 1967.

The Statement of Additional Information provides additional information about the portfolio manager's compensation, other accounts managed by the portfolio manager, and the portfolio manager's ownership of securities in the fund.

A discussion regarding the basis of TA IDEX's Board of Trustees' approval of the fund's advisory arrangements will be available in TA IDEX's semi-annual report for the fiscal period ending April 30, 2006.

FINANCIAL HIGHLIGHTS:

Financial Highlights for this fund are not included in this prospectus because Class I shares commenced operations on November 15, 2005.

TA IDEX T. ROWE PRICE SMALL CAP
--------------------------------------------------------------------------------

SUMMARY OF RISKS AND RETURNS

(CHECK MARK ICON)
OBJECTIVE
---------------------------------------------------------
The objective of TA IDEX T. Rowe Price Small Cap is to seek long-term growth of capital by investing primarily in common stocks of small growth companies.

(CIRCLE I ICON)
PRINCIPAL STRATEGIES AND POLICIES
---------------------------------------------------------
The fund's sub-adviser, T. Rowe Price Associates, Inc. (T. Rowe Price), seeks to achieve the fund's objective by investing fund assets principally in:

- Common stocks of small-cap growth companies

This fund will normally invest at least 80% of its net assets in small-cap growth companies. These are defined as companies whose market capitalization falls within the range of, or less than, the smallest 100 companies in the Standard & Poor's 500 Composite Stock Price Index (S&P 500 Index) which was approximately $5.0 billion and below as of December 31, 2005, but the upper size limit will vary with market fluctuations. Companies whose capitalization increases above this range after the fund's initial purchase continue to be considered small companies for purposes of this policy. Most of the stocks purchased by the fund will be in the size range described above. However, the fund may on occasion purchase a stock whose market capitalization exceeds the range. The S&P 500 Index measures the performance of the common stocks of 500 large U.S. companies in the manufacturing, utilities, transportation, and financial industries. (A company's market "cap" is found by multiplying its shares outstanding by its stock price.)

The fund intends to be invested in a large number of holdings and the top 25 holdings will not constitute a large portion of assets. T. Rowe Price believes this diversification should minimize the effects of individual security selection on fund performance.

T. Rowe Price uses a number of quantitative models that are designed to identify key characteristics of small-cap growth stocks. Based on these models and fundamental company research, stocks are selected in a "top-down" manner so that the fund's portfolio as a whole reflects characteristics T. Rowe Price considers important, such as valuations (price/earnings or price/book value ratios, for example) and projected earnings growth.

WHAT IS A TOP-DOWN APPROACH?
When using a "top-down" approach, the fund manager looks first at broad market factors, and on the basis of those market factors, chooses certain sectors, or industries within the overall market. The manager then looks at individual companies within those sectors or industries.

While the fund invests principally in small-cap U.S. common stocks, T. Rowe Price may, to a lesser extent, invest in foreign stocks (up to 10% of total assets), stock index futures and options, or other securities and investment strategies in pursuit of its investment objective.

The fund may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into more promising opportunities.

Under adverse or unstable market conditions, the fund could invest some or all of its assets in cash, repurchase agreements and money market instruments. Although the fund would do this only in seeking to avoid losses, the fund may be unable to pursue its investment objective during that time, and it could reduce the benefit from any upswing in the market.

(EXCLAMATION ICON)
PRINCIPAL RISKS
---------------------------------------------------------
The fund is subject to the following principal investment risks:

- STOCKS
While stocks have historically outperformed other investments over the long term, their prices tend to go up and down more dramatically over the shorter term. These price movements may result from factors affecting individual companies, industries or the securities market as a whole. Because the stocks the fund holds fluctuate in price, the value of your investment in the fund will go up and down.

- SMALLER COMPANIES
Smaller companies involve substantial risks and should be considered speculative. Historically, smaller company securities have been more volatile in price than larger company securities, especially over the short term. Among the reasons for the greater price volatility are the less certain growth prospects of smaller companies, the lower degree of liquidity in the markets for such securities, and the greater sensitivity of smaller companies to changing economic conditions. Such companies usually do not pay significant dividends that could cushion returns in a falling market.

- GROWTH STOCKS
Growth stocks can be volatile for several reasons. Since growth companies usually reinvest a high proportion of their earnings in their own businesses, they may lack the dividends often associated with the value stocks that could cushion their decline in a falling market. Also, since investors buy growth stocks because of their expected superior earnings growth, earnings disappointments often result in sharp price declines. Certain types of growth stocks, particularly technology stocks, can be extremely volatile and subject to greater price swings than the broader market.

- FOREIGN SECURITIES
Investments in foreign securities, including American Depositary Receipts
(ADRs), Global Depositary Receipts (GDRs) and European Depositary Receipts
(EDRs), involve risks relating to political, social and economic developments abroad, as well as risks resulting from the differences between the regulations to which U.S. and foreign issuer markets are subject. These risks may include, without limitation:

- changes in currency values

- currency speculation

- currency trading costs

- different accounting and reporting practices

- less information available to the public

- less (or different) regulation of securities markets

- more complex business negotiations

TA IDEX T. ROWE PRICE SMALL CAP
--------------------------------------------------------------------------------

- less liquidity

- more fluctuations in prices

- delays in settling foreign securities transactions

- higher costs for holding shares (custodial fees)

- higher transaction costs

- vulnerability to seizure and taxes

- political instability and small markets

- different market trading days

- DERIVATIVES
The use of derivative instruments may involve risks different from, or greater than, the risks associated with investing directly in securities or other traditional investments. Derivatives may be subject to market risk, interest rate risk, and credit risk. Certain derivatives may be illiquid, which may reduce the return of the fund if it cannot sell or terminate the derivative instrument at an advantageous time or price. Some derivatives may involve the risk of improper valuation, or the risk that changes in the value of the instrument may not correlate well with the underlying asset, rate or index. As a result of inaccurate market predictions by the sub-adviser, the fund could lose the entire amount of its investment in a derivative and, in some cases, could lose more than the principal amount invested. Also, suitable derivative instruments may not be available in all circumstances, and there is no assurance that the fund will be able to engage in these transactions to reduce exposure to other risks.

- FUTURES AND OPTIONS
Futures and options involve additional investment risks and transactional costs, and draw upon skills and experience which are different than those needed to pick other securities. Special risks include:

- Inaccurate market predictions

- Imperfect correlation
- Illiquidity

- MARKET RISK
The value of securities owned by the fund may go up or down, sometimes rapidly or unpredictably. Securities may decline in value due to factors affecting securities markets generally or particular industries.

YOU MAY LOSE MONEY IF YOU INVEST IN THIS FUND.

These and other risks are fully described in the section entitled "Explanation of Strategies and Risks" in Appendix A of this prospectus.
DISCLOSURE OF PORTFOLIO HOLDINGS
A detailed description of the fund's policies and procedures with respect to the disclosure of the fund's portfolio securities is available in the Statement of Additional Information. In addition, investors should note that the fund publishes its holdings on its website at www.transamericaidex.com 30 days after the end of each calendar quarter. Such information will generally remain online for six months or as otherwise consistent with applicable regulations.

- INVESTOR PROFILE
This fund may be appropriate for investors who want an aggressive, long-term approach to building capital and who can tolerate significant fluctuations inherent in small-cap stock investing.

(PERCENTAGE ICON)
PAST PERFORMANCE
---------------------------------------------------------
The past performance information shown below is for Class A shares, which would have substantially similar annual returns as Class I shares because both share classes are invested in the same portfolio of securities. The returns for Class A shares will vary from Class I shares to the extent that the Classes do not have the same expenses and Class I shares are not subject to sales charges (which are reflected in the performance information about Class A shares in the table). Performance information for Class I shares will be included after the share class has been in operation for one complete calendar year.

The bar chart and the table below provide some indication of the risks of investing in the fund by showing you how the fund's performance has varied from year to year, and how the fund's average annual total returns for different periods compare to the returns of a broad measure of market performance, the Russell 2000 Growth Index, a widely recognized unmanaged index of market performance which is a market-capitalization weighted index of small capitalization domestic equity securities. The bar chart does not reflect the impact of sales charges, which, if reflected, would lower the returns. The table includes deduction of applicable Class A sales charges. Absent limitation of the fund's expenses, total returns would be lower. As with all mutual funds, past performance (before and after taxes) is not a prediction of future results.

YEAR-BY-YEAR TOTAL RETURN as of 12/31 each year (%)

                                 CLASS A SHARES
                               ------------------

[BAR GRAPH]

2000                                                                             -9.15
----                                                                             -----
2001                                                                            -10.09
2002                                                                            -27.79
2003                                                                             38.21
2004                                                                              9.76
2005                                                                             10.15

-----------------------------------------------------------
CLASS A SHARES              QUARTER ENDED       RETURN
-----------------------------------------------------------
  Best Quarter:              12/31/2001          25.15%
-----------------------------------------------------------
  Worst Quarter:             09/30/2001         (25.04)%
-----------------------------------------------------------

  AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/05(1)

------------------------------------------------------------------------
                                                               LIFE OF
                                      1 YEAR      5 YEARS      FUND(2)
------------------------------------------------------------------------
  Return before taxes                 4.09%        0.50%        3.70%
------------------------------------------------------------------------
  Return after taxes on
    distributions(3)                 (2.02)%      (0.71)%       2.65%
------------------------------------------------------------------------
  Return after taxes on
  distributions and sale of fund
  shares(3)                          10.97%        0.45%        3.12%
------------------------------------------------------------------------
  Russell 2000 Growth Index
  (reflects no deduction for fees,
  expenses, or taxes)                 4.15%        2.28%        4.01%
------------------------------------------------------------------------

(1) Actual returns may depend on the investor's individual tax situation. After-tax returns may not be relevant if the investment is made through a tax-exempt or tax-deferred account, such as a 401(k) plan. After-tax returns are presented for only one class and returns for other classes will vary.
(2) Class A commenced operations on March 1, 1999.
(3) The after-tax returns are calculated using the historic highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

TA IDEX T. ROWE PRICE SMALL CAP
--------------------------------------------------------------------------------

(DOLLAR ICON)
FEES AND EXPENSES
---------------------------------------------------------
There are no sales charges (load) or other transaction fees. Class I shares for this fund are offered for investment by strategic asset allocation funds only.

The following table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

-----------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (expenses that are deducted
from fund assets, expressed as a % of average daily net assets)(a)
                                                             CLASS I SHARES
-----------------------------------------------------------------------------
 Management fees                                                 0.75%
 Distribution and service (12b-1) fees                            N/A
 Other expenses                                                  0.22%
-----------------------------------------------------------------------------
                                                           ------------------------------
 TOTAL ANNUAL FUND OPERATING EXPENSES                            0.97%
 EXPENSE REDUCTION(B)                                            0.00%
                                                           ------------------------------
 NET OPERATING EXPENSES                                          0.97%
-----------------------------------------------------------------------------

(a) Annual fund operating expenses are based on the fund's expenses for the fiscal year ended October 31, 2005, restated to reflect the estimated expenses of Class I shares.
(b) Contractual arrangements have been made with the fund's investment adviser Transamerica Fund Advisors, Inc. (TFAI) through March 1, 2007, to waive fees and/or reimburse fund expenses to the extent that the fund's total expenses (excluding any distribution and service (12b-1) fee) exceed 1.35%.

EXAMPLE
This example is here to help you compare the cost of investing in this fund with that of other mutual funds. It shows the cumulative expenses you would pay if you invested $10,000 and held your shares for various time periods, with a 5% annual return and fund operating expenses remaining the same. This return is for illustration purposes and is not guaranteed. Actual costs may be higher or lower.

-------------------------------
SHARE CLASS  1 YEAR    3 YEARS
-------------------------------
    I         $99       $309
-------------------------------

(QUESTION MARK ICON)
ADDITIONAL INFORMATION
---------------------------------------------------------

MANAGEMENT

INVESTMENT ADVISER:

   Transamerica Fund Advisors, Inc. (TFAI)
   570 Carillon Parkway
   St. Petersburg, Florida 33716-1202

ADVISORY FEE:

TFAI receives compensation, calculated daily and paid monthly, from the fund at the indicated annual rate (expressed as a specified percentage of the fund's average daily net assets):

AVERAGE DAILY NET ASSETS
First $500 million...............................    0.75%
Over $500 million................................    0.70%

For the fiscal year ended October 31, 2005, the fund paid an advisory fee of 0.74% of the fund's average daily net assets.

For additional information about TFAI, see the section entitled "Shareholder Information - Investment Adviser" of this prospectus.

SUB-ADVISER:

   T. Rowe Price Associates, Inc.
   100 East Pratt Street
   Baltimore, Maryland 21202

SUB-ADVISORY FEE:

The sub-adviser receives monthly compensation from the investment adviser at the annual rate of a specified percentage of the fund's average daily net assets. The percentage for the fund is as follows:

Average daily net assets.........................    0.35%

T. Rowe Price has agreed to a voluntary fee waiver based on the combined average daily net assets of another series of TA IDEX: TA IDEX T. Rowe Price Small Cap, TA IDEX T. Rowe Price Tax-Efficient Growth, AEGON/Transamerica Series Trust
(ATST) T. Rowe Price Equity Income, ATST T. Rowe Price Growth Stock and ATST T. Rowe Price Small Cap as follows:

Assets between $750 million and
  $1.5 billion.................               5% reduction fee
                                   on assets over $7.5 million
Assets between $1.5 billion and
  $3 billion...................             7.5% reduction fee
                                   on assets over $1.5 billion
Assets above $3 billion........            10.0% reduction fee
                                     on assets over $3 billion

The reduction in fees is split evenly between shareholders and TFAI.

PORTFOLIO MANAGER:

PAUL W. WOJCIK, CFA, has managed this fund since December 2000 and heads the Investment Advisory Committee for this fund. He joined T. Rowe Price in 1996 and has been a member of the Investment Advisory Committee since the fund's inception. Prior to joining T. Rowe Price, Mr. Wojcik was a Senior Programmer/Analyst at Fidelity Investments.

The T. Rowe Price Group has provided investment advisory services to various clients since 1937.

The Statement of Additional Information provides additional information about the portfolio manager's compensation, other accounts managed by the portfolio manager, and the portfolio manager's ownership of securities in the fund.

A discussion regarding the basis of TA IDEX's Board of Trustees' approval of the fund's advisory arrangements will be available in TA IDEX's semi-annual report for the fiscal period ending April 30, 2006.

FINANCIAL HIGHLIGHTS:

Financial Highlights for this fund are not included in this prospectus because Class I shares commenced operations on November 15, 2005.

TA IDEX VAN KAMPEN SMALL COMPANY GROWTH
--------------------------------------------------------------------------------

SUMMARY OF RISKS AND RETURNS

(CHECK MARK ICON)
OBJECTIVE
---------------------------------------------------------
The objective of TA IDEX Van Kampen Small Company Growth is to seek long-term capital appreciation by investing primarily in growth-oriented equity securities of small capitalization companies.

(CIRCLE I ICON)
PRINCIPAL STRATEGIES AND POLICIES
---------------------------------------------------------
The fund's sub-adviser is Morgan Stanley Investment Management Inc., which does business in certain instances (including its role as a sub-adviser to this fund) under the name Van Kampen.

Van Kampen seeks long-term capital appreciation by investing primarily in growth-oriented equity securities of small U.S. and foreign companies. Van Kampen selects issues from a universe comprised of small cap companies, most with market capitalizations of generally less than $4 billion.

The sub-adviser invests in companies that it believes exhibit some or all of the following characteristics: (i) superior growth prospects, (ii) rising trend in return on invested capital, and (iii) sustainable competitive advantages.

The manager seeks to invest in high quality companies it believes have substainable competitive advantages and the ability to redeploy capital at high rates of return. The manager studies a company's business model, business visibility and the ability to generate free cash flow, a favorable return on invested capital trend and an attractive risk/reward. The manager generally considers selling an investment when it determines the company no longer satisfies its investment criteria.

Under normal circumstances, at least 80% of the fund's assets will be invested in equity securities of small capitalization companies. A company is considered to be a small cap company if it has a total market capitalization at the time of purchase of $4 billion or less. The market capitalization limit is subject to adjustment annually based upon Van Kampen's assessment as to the capitalization range of companies which possess the fundamental characteristics of small cap companies. Van Kampen may invest up to 25% of the fund's assets in securities of foreign issuers including emerging market securities, primarily through ownership of depositary receipts.

The fund will not invest more than 10% of its assets in lower rated debt securities (rated Ba or lower by Moody's or BB or lower by S&P, or if not rated by Moody's or S&P of equivalent quality as determined by Van Kampen), including foreign and domestic securities.

Under adverse or unstable market conditions, the fund could invest some or all of its assets in cash, repurchase agreements and money market instruments. Although the fund would do this only in seeking to avoid losses, the fund may be unable to pursue its investment objective during that time, and it could reduce the benefit from any upswing in the market.

(EXCLAMATION ICON)
PRINCIPAL RISKS
---------------------------------------------------------
The fund is subject to the following principal investment risks:

- STOCKS
While stocks have historically outperformed other investments over the long term, their prices tend to go up and down more dramatically over the shorter term. These price movements may result from factors affecting individual companies, industries, or the securities market as a whole. Because the stocks the fund holds fluctuate in price, the value of your investment in the fund will go up and down.

- SMALLER COMPANIES
Smaller companies involve substantial risks and should be considered speculative. Historically, smaller company securities have been more volatile in price than larger company securities, especially over the short term. Among the reasons for the greater price volatility are the less certain growth prospects of smaller companies, the lower degree of liquidity in the markets for such securities, and the greater sensitivity of smaller companies to changing economic conditions. Such companies usually do not pay significant dividends that could cushion returns in a falling market.

- GROWTH STOCKS
Growth stocks can be volatile for several reasons. Since growth companies usually reinvest a high proportion of their earnings in their own businesses, they may lack the dividends often associated with the value stocks that could cushion their decline in a falling market. Also, since investors buy growth stocks because of their expected superior earnings growth, earnings disappointments often result in sharp price declines. Certain types of growth stocks, particularly technology stocks, can be extremely volatile and subject to greater price swings than the broader market.

- FOREIGN SECURITIES
Investments in foreign securities, including American Depositary Receipts
(ADRs), Global Depositary Receipts (GDRs) and European Depositary Receipts
(EDRs), involve risks relating to political, social and economic developments abroad, as well as risks resulting from the differences between the regulations to which U.S. and foreign issuer markets are subject. These risks may include, without limitation:

- changes in currency values

- currency speculation

- currency trading costs

- different accounting and reporting practices

- less information available to the public

- less (or different) regulation of securities markets

- more complex business negotiations

- less liquidity

- more fluctuations in prices

- delays in settling foreign securities transactions

- higher costs for holding shares (custodial fees)

- higher transaction costs

- vulnerability to seizure and taxes

- political instability and small markets

- different market trading days

TA IDEX VAN KAMPEN SMALL COMPANY GROWTH
--------------------------------------------------------------------------------

- EMERGING MARKETS RISK
Investing in the securities of issuers located in or principally doing business in emerging markets bear foreign risks as discussed above. In addition, the risks associated with investing in emerging markets are often greater than investing in developed foreign markets. Specifically, the economic structures in emerging markets countries are less diverse and mature than those in developed countries, and their political systems are less stable. Investments in emerging markets countries may be affected by national policies that restrict foreign investments. Emerging market countries may have less developed legal structures, and the small size of their securities markets and low trading volumes can make investments illiquid and more volatile than investments in developed countries. As a result, a fund investing in emerging market countries may be required to establish special custody or other arrangements before investing.

- MARKET RISK
The value of securities owned by the fund may go up or down, sometimes rapidly or unpredictably. Securities may decline in value due to factors affecting securities markets generally or particular industries.

YOU MAY LOSE MONEY IF YOU INVEST IN THIS FUND.

These and other risks are fully described in the section entitled "Explanation of Strategies and Risks" in Appendix A of this prospectus.

DISCLOSURE OF PORTFOLIO HOLDINGS
A detailed description of the fund's policies and procedures with respect to the disclosure of the fund's portfolio securities is available in the Statement of Additional Information. In addition, investors should note that the fund publishes its holdings on its website at www.transamericaidex.com 30 days after the end of each calendar quarter. Such information will generally remain online for six months or as otherwise consistent with applicable regulations.

- INVESTOR PROFILE
This fund may be appropriate for investors who are willing to accept the risks and uncertainties of investing in the equity securities of growth-oriented small companies.

(PERCENTAGE ICON)
PAST PERFORMANCE
---------------------------------------------------------
The bar chart and the table below provide some indication of the risks of investing in the fund by showing you how the fund's performance has varied from year to year, and how the fund's average annual total returns for different periods compare to the returns of a broad measure of market performance, the Russell 2000 Growth Index, a widely recognized unmanaged index of market performance which is a market capitalization index of small capitalization domestic equity securities. The bar chart does not reflect the impact of sales charges, which, if reflected, would lower the returns. The table includes deduction of applicable Class A sales charges. Absent limitation of the fund's expenses, total returns would be lower. As with all mutual funds, past performance (before and after taxes) is not a prediction of future results.

YEAR-BY-YEAR TOTAL RETURN as of 12/31 each year (%)

                                 CLASS I SHARES
                               ------------------

[BAR GRAPH]

2005                                                                             13.02

------------------------------------------------------------
CLASS I SHARES                QUARTER ENDED       RETURN
------------------------------------------------------------
  Best Quarter:                06/30/2005          7.21%
------------------------------------------------------------
  Worst Quarter:               03/31/2005         (1.79)%
------------------------------------------------------------

  AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/05(1)

---------------------------------------------------------------------
                                                            LIFE OF
                                               1 YEAR       FUND(2)
---------------------------------------------------------------------
  Return before taxes                          13.02%       16.95%
---------------------------------------------------------------------
  Return after taxes on distributions(3)       12.54%       16.51%
---------------------------------------------------------------------
  Return after taxes on distributions and
  sale of fund shares(3)                        8.55%       14.21%
---------------------------------------------------------------------
  Russell 2000 Growth Index (reflects no
  deduction for fees, expenses, or taxes)       4.15%       10.98%
---------------------------------------------------------------------

(1) Actual returns may depend on the investor's individual tax situation. After-tax returns may not be relevant if the investment is made through a tax-exempt or tax-deferred account, such as a 401(k) plan. After-tax returns are presented for only one class and returns for other classes will vary.
(2) Class I commenced operations on November 8, 2004.
(3) The after-tax returns are calculated using the historic highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

(DOLLAR ICON)
FEES AND EXPENSES
---------------------------------------------------------
There is no sales charge (load) or other transaction fees as Class I shares for this fund are for investment by strategic asset allocation funds only.

The following table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

----------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (expenses that are deducted
from fund assets, expressed as a % of average daily net assets)(a)
                                                             CLASS I SHARES
----------------------------------------------------------------------------
 Management fees                                                  0.95%
 Distribution and service (12b-1) fees                             N/A
 Other expenses                                                   0.05%
----------------------------------------------------------------------------
                                                             ------------------------------
 TOTAL ANNUAL FUND OPERATING EXPENSES                             1.00%
 EXPENSE REDUCTION(b)                                             0.00%
                                                               -----------
 NET OPERATING EXPENSES                                           1.00%
----------------------------------------------------------------------------

(a) Annual fund operating expenses are based on the fund's expenses for the fiscal year ended October 31, 2005, restated to reflect current expenses, contractual advisory fees and/or expense limits.
(b) Contractual arrangements have been made with the fund's investment adviser, Transamerica Fund Advisors, Inc. (TFAI), through March 1, 2007, to waive fees and/or reimburse fund expenses to the extent that the fund's total operating expenses (excluding any distribution and service (12B-1) fee) exceed 1.15%. TFAI is entitled to reimbursement

TA IDEX VAN KAMPEN SMALL COMPANY GROWTH
--------------------------------------------------------------------------------

    by the fund of fees waived or expenses reduced during any of the previous 36 months beginning on the date of the expense limitation agreement if on any day the estimated annualized fund operating expenses are less than 1.15%.

EXAMPLE
This example is here to help you compare the cost of investing in this fund with the cost of investing in other mutual funds. It shows the cumulative expenses you would pay if you invested $10,000 and held your shares for various time periods, with a 5% annual return and fund operating expenses remaining the same. This return is for illustrative purposes and is not guaranteed. Actual costs may be higher or lower.

----------------------------------------------------
SHARE CLASS  1 YEAR   3 YEARS   5 YEARS    10 YEARS
----------------------------------------------------
     I        $102     $318      $552       $1,225
----------------------------------------------------

(QUESTION MARK ICON)
ADDITIONAL INFORMATION
---------------------------------------------------------

MANAGEMENT

INVESTMENT ADVISER:

   Transamerica Fund Advisors, Inc.
   570 Carillon Parkway
   St. Petersburg, Florida 33716-1202

For additional information about TFAI, see the section entitled "Shareholder Information - Investment Adviser" of this prospectus.

ADVISORY FEE:

TFAI receives compensation, calculated daily and paid monthly, from the fund at the indicated annual rate (expressed as a specified percentage of the fund's average daily net assets):

AVERAGE DAILY NET ASSETS
First $500 million...............................    0.95%
Over $500 million................................    0.85%

For the fiscal year ended October 31, 2005, the fund paid an advisory fee of 0.95% of the fund's average daily net assets.

SUB-ADVISER:

   Morgan Stanley Investment Management Inc.
   1221 Avenue of the Americas
   New York, New York 10020

SUB-ADVISORY FEE:

The sub-adviser receives monthly compensation from the investment adviser at the annual rate of a specified percentage of the fund's average daily net assets. The percentage for the fund is as follows:

First $500 million...............................    0.45%
Over $500 million................................    0.40%

PORTFOLIO MANAGERS:

The fund is managed by members of Van Kampen's U.S. Growth Team. Current members of the team jointly and primarily responsible for the day-to-day management of the fund are Dennis Lynch and David Cohen, each a Managing Director, and Sam Chainani and Alexander Norton, each an Executive Director. The team has managed the fund since its inception in November 2004.

DENNIS LYNCH has worked for Van Kampen since 1998 and joined Van Kampen's U.S. Growth Team in 2002. Prior to 2002, Mr. Lynch worked in an investment management capacity for Van Kampen.

DAVID COHEN has been with Van Kampen since 1993 and joined Van Kampen's U.S. Growth Team in 2002. Prior to 2002, Mr. Cohen worked in an investment management capacity for Van Kampen.

SAM CHAINANI has worked for Van Kampen since 1996 and joined Van Kampen's U.S. Growth Team in 2004. Prior to 2004, Mr. Chainani was a strategy specialist for Van Kampen.

ALEXANDER NORTON has worked for Van Kampen since 2000 and joined Van Kampen's U.S. Growth Team in July 2005. Prior to July 2005, Mr. Norton worked in a research capacity for Van Kampen.

Mr. Lynch is the lead manager of the fund, and Messrs. Cohen, Chainani and Norton are co-portfolio managers. Mr. Lynch is responsible for the execution of the overall strategy of the fund.

Morgan Stanley has provided investment advisory services to various clients since 1935.

The Statement of Additional Information provides additional information about the portfolio managers' compensation, other accounts managed by the portfolio managers, and the portfolio managers' ownership of securities in the fund.

A discussion regarding the basis of TA IDEX's Board of Trustees' approval of the fund's advisory arrangements will be available in TA IDEX's semi-annual report for the fiscal period ending April 30, 2006.

TA IDEX VAN KAMPEN SMALL COMPANY GROWTH
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS:

The Financial Highlights table is intended to help you understand the fund's performance for as long as it has been operating. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate an investor would have earned (or lost) on an investment in the fund for the period shown, assuming reinvestment of all dividends and distributions. This information through October 31, 2005 has been derived from financial statements audited by PricewaterhouseCoopers LLP, whose report, along with the fund's financial statements, is included in the 2005 Annual Report, which is available to you upon request.

For a share of beneficial interest outstanding throughout the period:

                                    CLASS I
                                  -----------
                                    For the
                                    Period
                                     Ended
                                  October 31,
                                  2005(d)(g)
                                  -----------
Net Asset Value, Beginning of
 Period                              $10.00
Investment Operations:
 Net Investment Income (Loss)          0.01
 Net Realized and Unrealized
   Gain (Loss)                         1.28
                                    -------
   Total Operations                    1.29
                                    -------
Distributions:
 From Net Investment Income               -
 From Net Realized Gains                  -
                                    -------
   Total Distributions                    -
Net Asset Value, End of Period       $11.29

Total Return(c)                       12.80%
Net Assets, End of Period
 (000's)                            $86,432
                                    -------
Ratios/Supplemental Data:
 Ratio of Expenses to Average Net Assets(a)
   Net(e)                              1.07%
   Total(f)                            1.07%
 Net Investment Income (Loss) to
   Average Net Assets(a)               0.06%
Portfolio Turnover Rate(b)               75%

---------------

(a) Annualized.

(b) Not annualized.

(c) Total Return has been calculated for the applicable period without deduction of a sales load, if any, on a initial purchase. Periods of less than one year are not annualized.

(d) Per share information is calculated based on average number of shares outstanding.

(e) Ratio of Net Expenses to Average Net Assets is net of fee waivers and reimbursements by the investment adviser, if any.

(f) Ratio of Total Expenses to Average Net Assets includes all expenses before fee waivers and reimbursements by the investment adviser.

(g) TA IDEX Van Kampen Small Company Growth ("the Fund") commenced operations on November 8, 2004.

TA IDEX TRANSAMERICA BALANCED
--------------------------------------------------------------------------------

SUMMARY OF RISKS AND RETURNS

(CHECK MARK ICON)
OBJECTIVE
---------------------------------------------------------
The objective of TA IDEX Transamerica Balanced is to seek long-term capital growth and current income with a secondary objective of capital preservation, by balancing investments among stocks, bonds and cash or cash equivalents.

(CIRCLE I ICON)
PRINCIPAL STRATEGIES AND POLICIES
---------------------------------------------------------
The fund's sub-adviser, Transamerica Investment Management, LLC (TIM), seeks to achieve the fund's objective by investing principally 60% to 70% of the fund's total assets in common stocks with the remaining 30% to 40% of the fund's assets primarily invested in high quality bonds with maturities of less than 30 years. TIM may also invest in cash or cash equivalents such as money market funds and other short-term investment instruments. This requires the managers of each portion of the fund to be flexible in managing the fund's assets. At times, TIM may shift portions held in bonds and stocks according to business and investment conditions. However, at all times the fund will hold at least 25% of its assets in non-convertible fixed-income securities.

To achieve its goal the fund invests in a diversified portfolio of common stocks, bonds, money market instruments and other short-term debt securities issued by companies of all sizes. TIM's equity and fixed-income management teams work together to build a portfolio of performance-oriented stocks combined with bonds that TIM considers of good credit quality purchased at favorable prices.

TIM uses a "bottom up" approach to investing. It studies industry and economic trends, but focuses on researching individual issuers. The fund is constructed one security at a time. Each issuer passes through a research process and stands on its own merits as a viable investment in TIM's opinion.

Under adverse or unstable market conditions, the fund could invest some or all of its assets in cash, repurchase agreements and money market instruments. Although the fund would do this only in seeking to avoid losses, the fund may be unable to pursue its investment objective during that time, and it could reduce the benefit from any upswing in the market.

WHAT IS A "BOTTOM UP" ANALYSIS?
When a sub-adviser uses a "bottom up" approach, it looks primarily at individual companies against the context of broad market factors. It seeks to identify individual companies with earnings growth potential that may not be recognized by the market at large.

EQUITY INVESTMENTS -- TIM uses an intrinsic value discipline in selecting securities, based on strong earnings and cash flows to foster future growth, with the goal of producing a long term above average rate of return. In projecting free cash flows and determining earnings potential, we use multiple factors such as:

- the quality of the management team;

- the company's ability to earn returns on capital in excess of the cost of capital;

- competitive barriers to entry; and

- the financial condition of the company.

TIM takes a long-term approach to investing and views each investment in a company as owning a piece of the business.

FIXED-INCOME INVESTMENTS -- TIM's bond management team seeks out bonds with credit strength of the quality that could warrant higher ratings, which, in turn, could lead to higher valuations. To identify these bonds, the bond research team performs in-depth income and credit analysis on companies issuing bonds under consideration for the fund. It also compiles bond price information from many different bond markets and evaluates how these bonds can be expected to perform with respect to recent economic developments. The team leader analyzes this market information daily and negotiates each trade.

(EXCLAMATION ICON)
PRINCIPAL RISKS
---------------------------------------------------------
The fund is subject to the following principal investment risks:

- STOCKS
While stocks have historically outperformed other investments over the long term, their prices tend to go up and down more dramatically over the shorter term. These price movements may result from factors affecting individual companies, industries, or the securities market as a whole. Because the stocks the fund holds fluctuate in price, the value of your investment in the fund will go up and down.

- FIXED-INCOME SECURITIES
The value of these securities may change daily based on changes in interest rates, and other market conditions and factors. Risks may include, without limitation:

- fluctuations in market value

- changes in interest rates: the value of a fixed-income security generally decreases as interest rate rise

- length of time to maturity: the longer the duration, the more vulnerable the value of a fixed-income security is to fluctuations in interest rates

- issuers defaulting on their obligations to pay interest or return principal

- SMALL- OR MEDIUM-SIZED COMPANIES
Investing in small and medium sized companies involves greater risk than is customarily associated with more established companies. Stocks of such companies may be subject to more volatility in price than larger company securities. Small companies often have limited product lines, markets, or financial resources, and their management may lack depth and experience. Such companies usually do not pay significant dividends that could cushion returns in a falling market.

- MARKET RISK
The value of securities owned by the fund may go up or down, sometimes rapidly or unpredictably. Securities may decline in value due to factors affecting securities markets generally or particular industries.

YOU MAY LOSE MONEY IF YOU INVEST IN THIS FUND.

TA IDEX TRANSAMERICA BALANCED
--------------------------------------------------------------------------------

These and other risks are fully described in the section entitled "Explanation of Strategies and Risks" in Appendix A of this prospectus.

- DISCLOSURE OF PORTFOLIO HOLDINGS
A detailed description of the fund's policies and procedures with respect to the disclosure of the fund's portfolio securities is available in the Statement of Additional Information. In addition, investors should note that the fund publishes its holdings on its website at www.transamericaidexfunds.com 30 days after the end of each calendar quarter. Such information will generally remain online for six months or as otherwise consistent with applicable regulations.

- INVESTOR PROFILE
This fund may be appropriate for investors who seek long-term total returns that balance capital growth and current income.

(PERCENTAGE ICON)
PAST PERFORMANCE
---------------------------------------------------------
The past performance information shown below is for Class A shares, which would have substantially similar annual returns as Class I shares because both share classes are invested in the same portfolio of securities. The returns for Class A shares will vary from Class I shares to the extent that the Classes do not have the same expenses and Class I shares are not subject to sales charges (which are reflected in the performance information about Class A shares in the table). Performance information for Class I shares will be after the share class has been in operation for one complete calendar year.

The bar chart and the table below provide some indication of the risks of investing in the fund by showing you how the fund's performance has varied from year to year, and how the fund's average annual total returns for different periods compare to the returns of broad measures of market performance, the Standard & Poor's 500 Composite Stock Price Index (S&P 500 Index), a widely recognized unmanaged index of market performance which is comprised of 500 widely held common stocks that measures the general performance of the market, and the Lehman Brothers U.S. Government/Credit Index (LBGC Index), which is comprised of domestic fixed-income securities, including Treasury issues and corporate debt issues. Each index is a widely recognized unmanaged index of market performance. The bar chart does not reflect the impact of sales charges, which, if reflected, would lower the returns. The table includes deduction of applicable Class A sales charges. Absent limitation of the fund's expenses, total returns would be lower. As with all mutual funds, past performance (before and after taxes) is not a prediction of future results.

YEAR-BY-YEAR TOTAL RETURN as of 12/31 each year (%)

                                 CLASS A SHARES
                               ------------------

[BAR CHART]

1996                                                                             16.60
1997                                                                             21.17
1998                                                                             30.78
1999                                                                             23.55
2000                                                                             -3.39
2001                                                                             -5.83
2002                                                                             -7.22
2003                                                                             12.91
2004                                                                             10.96
2005                                                                              5.34

------------------------------------------------------------
CLASS A SHARES                QUARTER ENDED       RETURN
------------------------------------------------------------
  Best Quarter:                12/31/1998         18.31%
------------------------------------------------------------
  Worst Quarter:               03/31/2001         (5.87)%
------------------------------------------------------------

  AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/05(1)

------------------------------------------------------------------------
                                        1 YEAR      5 YEARS    10 YEARS
------------------------------------------------------------------------
  Return before taxes                   (0.46)%      1.73%       9.16%
------------------------------------------------------------------------
  Return after taxes on
  distribution(2)                       (0.59)%      1.29%       7.68%
------------------------------------------------------------------------
  Return after taxes on distributions
  and sale of fund shares(2)            (0.26)%      1.20%       7.08%
------------------------------------------------------------------------
  S&P 500 Index                          4.91%       0.54%       9.07%
------------------------------------------------------------------------
  LBGC Index (reflects no deduction
  for fees, expenses, or taxes)          2.37%       6.10%       6.17%
------------------------------------------------------------------------

(1) Actual returns may depend on the investor's individual tax situation. After-tax returns may not be relevant if the investment is made through a tax-exempt or tax-deferred account, such as 401(k) plans. After-tax returns are presented for only one class and returns for other classes will vary.
(2) The after-tax returns are calculated using the historic highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

NOTE: Prior to May 28, 2004, a different sub-adviser managed this fund, and it had a different investment objective and used different investment strategies. The performance set forth prior to that date is attributable to the previous sub-adviser.

(DOLLAR ICON)
FEES AND EXPENSES
---------------------------------------------------------
There are no sales charges (load) or other transaction fees. Class I shares for this fund are offered for investment by strategic asset allocation funds only.

The following table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

-----------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (expenses that are deducted
from fund assets, expressed as a % of average daily net assets)(a)
                                                            CLASS OF SHARES
                                                                   I
-----------------------------------------------------------------------------
 Management fees                                                 0.80%
 Distribution and service (12b-1) fees                            N/A
 Other expenses                                                  0.10%
-----------------------------------------------------------------------------
                                                           ------------------------------
 TOTAL ANNUAL FUND OPERATING EXPENSES                            0.90%
 EXPENSE REDUCTION(B)                                            0.00%
                                                           ------------------
 NET OPERATING EXPENSES                                          0.90%
-----------------------------------------------------------------------------

(a) Annual fund operating expenses are based on the fund's expenses for the fiscal year ended October 31, 2005, restated to reflect the estimated expenses of Class I shares.

TA IDEX TRANSAMERICA BALANCED
--------------------------------------------------------------------------------

(b) Contractual arrangements have been made with the fund's investment adviser, Transamerica Fund Advisors, Inc. (TFAI), through March 1, 2007, to waive fees and/or reimburse fund expenses to the extent that the fund's total operating expenses (excluding any distribution and service (12b-1) fee) exceed 1.45%. TFAI is entitled to reimbursement by the fund of fees waived or expenses reduced during any of the previous 36 months beginning on the date of the expense limitation agreement if on any day the estimated annualized fund operating expenses are less than 1.45%.

EXAMPLE
This example is here to help you compare the cost of investing in this fund with the cost of investing in other mutual funds. It shows the cumulative expenses you would pay if you invested $10,000 and held your shares for various time periods, with a 5% annual return and fund operating expenses remaining the same. This return is for illustrative purposes and is not guaranteed. Actual costs may be higher or lower.

-------------------------------
SHARE CLASS  1 YEAR    3 YEARS
-------------------------------
    I         $92       $287
-------------------------------

(QUESTION MARK ICON)
ADDITIONAL INFORMATION
---------------------------------------------------------

MANAGEMENT

INVESTMENT ADVISER:

   Transamerica Fund Advisors, Inc. (TFAI)
   570 Carillon Parkway
   St. Petersburg, Florida 33716-1202

For additional information about TFAI see the section entitled "Shareholder Information - Investment Adviser" of this prospectus.

ADVISORY FEE:

TFAI receives compensation, calculated daily and paid monthly, from the fund at the indicated annual rate (expressed as a specified percentage of the fund's average daily net assets):

AVERAGE DAILY NET ASSETS
First $250 million..............................     0.80%
Over $250 million up to $500 million............     0.75%
Over $500 million up to $1.5 billion............     0.70%
Over $1.5 billion...............................    0.625%

For the fiscal year ended October 31, 2005, the fund paid an advisory fee of 0.80% of the fund's average daily net assets.

SUB-ADVISER:

   Transamerica Investment Management, LLC
   1150 South Olive Street, Suite 2700
   Los Angeles, California 90015

SUB-ADVISORY FEE:

The sub-adviser receives monthly compensation from the investment adviser at the annual rate of a specified percentage of the fund's average daily net assets. The percentage for the fund is as follows:

First $250 million..............................     0.35%
Over $250 million up to $500 million............    0.325%
Over $500 million up to $1.5 billion............     0.30%
Over $1.5 billion...............................     0.25%

less 50% of any amount reimbursed pursuant to the fund's expense limitation.

PORTFOLIO MANAGERS:

GARY U. ROLLE, CFA, President, Chief Investment Officer and Portfolio Manager at TIM, is the Lead Equity Manager of the fund. He joined TIM's predecessor in 1967. He also manages sub-advised funds and institutional separate accounts in the growth discipline. Mr. Rolle holds a B.S. in chemistry and economics from the University of California at Riverside.

HEIDI Y. HU, CFA, is Principal, Managing Director and Portfolio Manager at TIM. Ms. Hu is the Lead (Fixed-Income) Manager of the TA IDEX Transamerica Balanced Fund and the TA IDEX Transamerica Value Balanced Fund, and the Co-Manager of the TA IDEX Transamerica Flexible Income Fund. She also manages sub-advised institutional separate accounts in the Balanced and Fixed-Income disciplines. Prior to joining TIM in 1998, Ms. Hu was Portfolio Manager for Arco Investment Management Company. She holds an M.B.A. from the University of Chicago and received her B.S. in Economics from Lewis & Clark College.

TIM, through its parent company, has provided investment advisory services to various clients since 1967.

The Statement of Additional Information provides additional information about the portfolio managers' compensation, other accounts managed by the portfolio managers, and the portfolio managers' ownership of securities in the fund.

A discussion regarding the basis of TA IDEX's Board of Trustees' approval of the fund's advisory arrangements will be available in TA IDEX's semi-annual report for the fiscal period ending April 30, 2006.

FINANCIAL HIGHLIGHTS:

Financial Highlights for this fund are not included in this prospectus because Class I shares commenced operations on November 15, 2005.

TA IDEX TRANSAMERICA VALUE BALANCED
--------------------------------------------------------------------------------

SUMMARY OF RISKS AND RETURNS

(CHECK MARK ICON)
OBJECTIVE
---------------------------------------------------------
The objective of TA IDEX Transamerica Value Balanced is preservation of capital and competitive investment returns.

(CIRCLE I ICON)
PRINCIPAL STRATEGIES AND POLICIES
---------------------------------------------------------
The fund's sub-adviser, Transamerica Investment Management, LLC (TIM), seeks to achieve the fund's objective by investing fund assets principally in:

- income-producing common and preferred stocks

- debt obligations of U.S. issuers, some of which will be convertible into common stocks

- U.S. Treasury bonds, notes and bills

- money market instruments

- covered call options & put options

In selecting stocks, TIM focuses on quality, liquid, large capitalization stocks, using a "bottom up" screening process to identify stocks that are statistically undervalued. TIM's ultimate goal is to choose stocks whose price has been driven down by a market that has "over-reacted" to perceived risks. With this approach, the fund seeks to achieve a dividend income yield higher than that of the Russell 1000 Value Index, a widely recognized unmanaged index of market performance.

WHAT IS A "BOTTOM-UP" ANALYSIS?
When a sub-adviser uses a "bottom up" approach, it looks primarily at individual companies against the context of broader market factors. It seeks to identify individual companies with earnings growth potential that may not be recognized by the market at large.

TIM will seek to enhance returns in rising stock markets by increasing its allocation to equity, then seek to protect itself in falling stock markets by reducing equity exposure and shifting into fixed-income investments, as well as into money market instruments. However at all times the fund will hold at least 25% of its assets in non-convertible fixed-income securities.

Under adverse or unstable market conditions, the fund could invest some or all of its assets in cash, repurchase agreements and money market instruments. Although the fund would do this only in seeking to avoid losses, the fund may be unable to pursue its investment objective during that time, and it could reduce the benefit from any upswing in the market.

(EXCLAMATION ICON)
PRINCIPAL RISKS
---------------------------------------------------------
The fund is subject to the following principal investment risks:

- STOCKS
While stocks have historically outperformed other investments over the long term, their prices tend to go up and down more dramatically over the shorter term. These price movements may result from factors affecting individual companies, industries, or the securities market as a whole. Because the stocks the fund holds fluctuate in price, the value of your investment in the fund will go up and down.

- PREFERRED STOCKS
Preferred stocks may include the obligation to pay a stated dividend. Their price could depend more on the size of the dividend than on the company's performance. If a company fails to pay the dividend, its preferred stock is likely to drop in price. Changes in interest rates can also affect their price.

- VALUE RISK
The value approach carries the risk that the market will not recognize a security's intrinsic value for a long time, or that a stock considered to be undervalued may actually be appropriately priced.

- CONVERTIBLE SECURITIES
Convertible securities may include corporate notes or preferred stock, but ordinarily are a long-term debt obligation of the issuer convertible at a stated exchange rate into common stock of the issuer. As with most debt securities, the market value of convertible securities tends to decline as interest rates increase. Convertible securities generally offer lower interest or dividend yields than non-convertible securities of similar quality. However, when the market price of the common stock underlying a convertible security exceeds the conversion price, the price of the convertible security tends to reflect the value of the underlying common stock.

- FIXED-INCOME SECURITIES
The value of these securities may change daily based on changes in the interest rates, and other market conditions and factors. Risks include, without limitation:

- fluctuations in market value

- changes in interest rates; the value of a fixed-income security generally decreases as interest rates rise

- length of time to maturity; the longer the duration, the more vulnerable the value of a fixed-income is to fluctuations in interest rates

- issues defaulting on their obligations to pay interest or return principal

- OPTIONS
Investing in financial contracts such as options involve additional risks and costs. Risks include:

- inaccurate market predictions which may result in losses instead of gains

- prices may not match so the benefits of the transaction might be diminished and the fund may incur substantial losses

- MARKET RISK
The value of securities owned by the fund may go up or down, sometimes rapidly or unpredictably. Securities may decline in value due to factors affecting securities markets generally or particular industries.

YOU MAY LOSE MONEY IF YOU INVEST IN THIS FUND.

These and other risks are fully described in the section entitled "Explanation of Strategies and Risks" in Appendix A of this prospectus.

TA IDEX TRANSAMERICA VALUE BALANCED
--------------------------------------------------------------------------------

DISCLOSURE OF PORTFOLIO HOLDINGS
A detailed description of the fund's policies and procedures with respect to the disclosure of the fund's portfolio securities is available in the Statement of Additional Information. In addition, investors should note that the fund publishes its holdings on its website at www.transamericaidex.com 30 days after the end of each calendar quarter. Such information will generally remain online for six months or as otherwise consistent with applicable regulations.

- INVESTOR PROFILE
This fund may be appropriate for investors who want a combination of capital growth and income, and who can tolerate the risks associated with an actively-traded portfolio which shifts assets between equity and debt.

(PERCENTAGE ICON)
PAST PERFORMANCE
---------------------------------------------------------
The past performance information shown below is for Class A shares, which would have substantially similar annual returns as Class I shares because both share classes are invested in the same portfolio of securities. The returns for Class A shares will vary from Class I shares to the extent that the Classes do not have the same expenses and Class I shares are not subject to sales charges (which are reflected in the performance information about Class A shares in the table. Performance information for Class I shares will be included after the share class has been in operation for one complete calendar year.

The bar chart and the table below provide some indication of the risks of investing in the fund by showing you how the fund's performance has varied from year to year, and how the fund's average annual total returns for different periods compare to the returns of broad measures of market performance, the Russell 1000 Value Index (primary benchmark), which measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values, and the Lehman Brothers Aggregate Bond Index (LBAG), which is comprised of approximately 6,000 publicly traded bonds with an approximate average maturity of 10 years. The bar chart does not reflect the impact of sales charges, which, if reflected, would lower the returns. The table includes deduction of applicable Class A sales charges. Absent limitations of the fund's expenses, total returns would be lower. As with all mutual funds, past performance (before and after taxes) is not a prediction of future results.

YEAR-BY-YEAR TOTAL RETURN as of 12/31 each year (%)

                                 CLASS A SHARES
(BAR CHART)                    ------------------

1996                                                                             13.16
----                                                                             -----
1997                                                                             17.06
1998                                                                              6.87
1999                                                                             -6.61
2000                                                                             15.85
2001                                                                              0.01
2002                                                                            -14.23
2003                                                                             20.96
2004                                                                              9.92
2005                                                                              5.09

------------------------------------------------------------
CLASS A SHARES                QUARTER ENDED       RETURN
------------------------------------------------------------
  Best Quarter:                06/30/2003          12.90%
------------------------------------------------------------
  Worst Quarter:               09/30/2002         (13.27)%
------------------------------------------------------------

  AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/05(1)

--------------------------------------------------------------------
                                  1 YEAR      5 YEARS     10 YEARS
--------------------------------------------------------------------
 Return before taxes             (0.69)%       2.52%        5.66%
--------------------------------------------------------------------
 Return after taxes on
 distributions(2)                (1.12)%       1.60%        4.37%
--------------------------------------------------------------------
 Return after taxes on
 distributions and sale of fund
 shares(2)                         0.10%       1.78%        4.25%
--------------------------------------------------------------------
 Russell 1000 Value Index
 (reflects no deduction for
 fees, expenses, or taxes)         7.05%       5.28%       10.94%
--------------------------------------------------------------------
 LBAG (reflects no deduction
 for fees, expenses, or taxes)     2.43%       5.87%        6.16%
--------------------------------------------------------------------

(1) Actual returns may depend on the investor's individual tax situation. After-tax returns may not be relevant if the investment is made through a tax-exempt or tax-deferred account, such as a 401(k) plan. After-tax returns are presented for only one class and returns for other classes will vary.
(2) The after-tax returns are calculated using the historic highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

(DOLLAR ICON)
FEES AND EXPENSES
---------------------------------------------------------
There are no sales charges (load) or other transaction fees. Class I shares for this fund are offered for investment by strategic asset allocation funds only.

The following table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

----------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (expenses that are deducted
from fund assets, expressed as a % of average daily net assets)(a)
                                                            CLASS I SHARES
----------------------------------------------------------------------------
 Management fees                                                 0.75%
 Distribution and service (12b-1) fees                            N/A
 Other expenses                                                  0.16%
----------------------------------------------------------------------------
                                                           ------------------------------
 TOTAL ANNUAL FUND OPERATING EXPENSES                            0.91%
 EXPENSE REDUCTION(B)                                            0.00%
                                                           ------------------------------
 NET OPERATING EXPENSES                                          0.91%
----------------------------------------------------------------------------

(a) Annual fund operating expenses are based on the fund's expenses for the fiscal year ended October 31, 2005, restated to reflect the estimated expenses of Class I shares.
(b) Contractual arrangements have been made with the fund's investment adviser Transamerica Fund Advisors, Inc. (TFAI) through March 1, 2007, to waive fees and/or reimburse fund expenses to the extent that the fund's total expenses (excluding any distribution and service (12b-1) fee) exceed 1.20%.

EXAMPLE
This example is here to help you compare the cost of investing in this fund with the cost of investing in other mutual funds. It shows the cumulative expenses you would pay if you invested $10,000 and held your shares for various time periods, with a 5% annual return and fund operating expenses remaining the same.

TA IDEX TRANSAMERICA VALUE BALANCED
--------------------------------------------------------------------------------

This return is for illustrative purposes and is not guaranteed. Actual costs may be higher or lower.

---------------------------------
SHARE CLASS    1 YEAR    3 YEARS
---------------------------------
      I         $93       $290
---------------------------------

(QUESTION MARK ICON)
ADDITIONAL INFORMATION
---------------------------------------------------------

MANAGEMENT

INVESTMENT ADVISER:

   Transamerica Fund Advisors, Inc. (TFAI)
   570 Carillon Parkway
   St. Petersburg, Florida 33716-1202

For additional information about TFAI, see the section entitled "Shareholder Information - Investment Adviser" of this prospectus.

ADVISORY FEE:

TFAI receives compensation, calculated daily and paid monthly, from the fund at the indicated annual rate (expressed as a specified percentage of the fund's average daily net assets):

AVERAGE DAILY NET ASSETS
First $500 million...............................    0.75%
Over $500 million up to $1 billion...............    0.65%
Over $1 billion..................................    0.60%

For the fiscal year ended October 31, 2005, the fund paid an advisory fee of 0.75% of the fund's average daily net assets.

SUB-ADVISER:

   Transamerica Investment Management, LLC
   1150 South Olive Street, Suite 2700
   Los Angeles, California 90015

SUB-ADVISORY FEE:

The sub-adviser receives monthly compensation from the investment adviser at the annual rate of a specified percentage of the fund's average daily net assets. The percentage for the fund is as follows:

Up to $500 million...............................    0.35%
Over $500 million up to $1 billion...............    0.325%
Over $1 billion..................................    0.30%

less 50% of any amount reimbursed pursuant to the fund's expense limitation.

PORTFOLIO MANAGERS:

JOHN C. RIAZZI, CFA (Lead Equity Portfolio Manager), is Chief Executive Officer and Portfolio Manager at TIM. Mr. Riazzi manages sub-advised funds and separate accounts in the value discipline. Prior to joining TIM in 2001, he was President and Chief Investment Officer for Dean Investment Associates. Mr. Riazzi holds a B.A. in economics from Kenyon College.

HEIDI Y. HU, CFA, is Principal, Managing Director and Portfolio Manager at TIM. Ms. Hu is the Lead (Fixed Income) Manager of the TA IDEX Transamerica Balanced Fund and the TA IDEX Transamerica Value Balanced Fund, and the Co-Manager of the TA IDEX Transamerica Flexible Income Fund. She also manages sub-advised institutional separate accounts in the Balanced and Fixed-Income disciplines. Prior to joining TIM in 1998, Ms. Hu was Portfolio Manager for Arco Investment Management Company. She holds an M.B.A. from the University of Chicago and received her B.S. in Economics from Lewis & Clark College.

TIM, through its parent company, has provided investment advisory services to various clients since 1967.

The Statement of Additional Information provides additional information about the portfolio managers' compensation, other accounts managed by the portfolio managers, and the portfolio managers' ownership of securities in the fund.

A discussion regarding the basis of TA IDEX's Board of Trustees' approval of the fund's advisory arrangements will be available in TA IDEX's semi-annual report for the fiscal period ending April 30, 2006.

FINANCIAL HIGHLIGHTS:

Financial Highlights for this fund are not included in this prospectus because Class I shares commenced operations on November 15, 2005.

TA IDEX ALLIANCEBERNSTEIN INTERNATIONAL VALUE
--------------------------------------------------------------------------------

SUMMARY OF RISKS AND RETURNS

(CHECK MARK ICON)
OBJECTIVE
---------------------------------------------------------
The objective of TA IDEX AllianceBernstein International Value is long-term growth of capital.

(CIRCLE I ICON)
PRINCIPAL STRATEGIES AND POLICIES
---------------------------------------------------------
The fund's sub-adviser, Alliance Capital Management, L.P. (Alliance), seeks to achieve this objective by investing primarily in equity securities of established companies selected from more than 40 industries and from more than 40 developed countries. Under normal market conditions, the fund will primarily invest in issuers that are economically tied to a number of countries throughout the world and expects to be invested in more than three different foreign countries. An issuer generally will be deemed to be economically tied to the country (or countries) in which the issuer has at least 50% of its assets or from which it derives at least 50% of its revenues or profits, or in whose securities markets its securities principally trade. These countries currently include (without limitation) the developed nations in Europe and the Far East, Canada and Australia. The fund's investment policies emphasize investment in companies that are determined by Alliance's Bernstein unit ("Bernstein"), to be undervalued, using a fundamental value approach. Investment decisions are the result of the multi-step process described below.

Bernstein's fundamental value approach to equity investing generally defines value by reference to the relationship between a security's current price and its intrinsic economic value, as measured by long-term earnings prospects. In each market, this approach seeks to identify, in the first instance, a universe of securities that are considered to be undervalued because they are attractively priced relative to their future earnings power. Accordingly, forecasting corporate earnings and dividend-paying capability is the heart of the fundamental value approach.

Bernstein's staff of company and industry analysts prepares its own earnings estimates and financial models for each company analyzed. Bernstein identifies and quantifies the critical variables that control a business's performance and analyzes the results in order to forecast each company's long-term prospects and expected returns. A company's financial performance is typically projected over a full economic cycle, including a trough and a peak, within the context of forecasts for real economic growth, inflation and interest rate changes. As a result, forecasts of near term economic events are generally not of major consequence.

Once Bernstein has applied its fundamental analysis to determine the intrinsic economic values of each of the companies in its research universe, each company is then ranked in the order of disparity between its intrinsic economic value and its stock price, with companies having the greatest disparities receiving the highest rankings (i.e., being considered the most undervalued).

The fund does not simply purchase the top-ranked securities. Rather, Bernstein considers aggregate portfolio characteristics when deciding how much of each security to purchase for the fund. Bernstein's team of quantitative analysts builds valuation and risk models to seek a portfolio that is constructed to obtain an effective balance of risk and return.

In order to reduce the risk that an undervalued security will be purchased before an adverse event, Bernstein also monitors analysts' earnings-estimate revisions and relative return trends (also called "momentum") so as to better time new purchases and sales of securities.

Currencies can have a dramatic impact on equity returns, significantly adding to returns in some years and greatly diminishing them in others. Consequently, currency and equity positions are evaluated separately. In addition, Bernstein may seek to hedge a currency exposure resulting from securities positions when it finds the currency exposure unattractive.

A security generally will be sold when it no longer meets appropriate valuation criteria. Sale of a stock that has reached its target may be delayed, however, when earnings expectations and/or momentum are favorable.

The fund also may:

- Invest in depositary receipts, instruments of supranational entities denominated in the currency of any country, securities of multinational companies and "semi-governmental securities";

- Invest up to 20% of its total assets in convertible securities;

- Invest up to 15% of its net assets in illiquid securities;

- Invest up to 10% of its total assets in rights and warrants (including but not limited to participation notes);

- Enter into forward commitments, futures contracts and options on futures contracts with respect to securities, indices and currencies;

- Enter into contracts for the purchase and sale for the future delivery of contracts based on financial indices;

- Enter into currency swaps and forward currency exchange contracts for hedging purposes;

- Make secured loans of portfolio securities of up to one-third of its total assets; and

- Enter into repurchase agreements.

Under adverse or unstable market conditions, the fund could invest some or all of its assets in cash, repurchase agreements and money market instruments. Although the fund would do this only in seeking to avoid losses, the fund may be unable to pursue its investment objective during that time, and it could reduce the benefit from any upswing in the market.

(EXCLAMATION ICON)
PRINCIPAL RISKS
---------------------------------------------------------
The fund is subject to the following principal investment risks:

- STOCKS
While stocks have historically outperformed other investments over the long term, their prices tend to go up and down more dramatically over the shorter term. These price movements may result from factors affecting individual companies, industries, or the securities market as a whole. Because the stocks the fund holds fluctuate in price, the value of your investment in the fund will go up and down.

- VALUE RISK
The value approach carries the risk that the market will not recognize a security's intrinsic value for a long time, or that a stock considered to be undervalued may actually be appropriately priced.
                                        68
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--------------------------------------------------------------------------------

- FOREIGN SECURITIES
Investments in foreign securities, including American Depositary Receipts
(ADRs), Global Depositary Receipts (GDRs) and European Depositary Receipts
(EDRs), involve risks relating to political, social and economic developments abroad, as well as risks resulting from the differences between the regulations to which U.S. and foreign issuer markets are subject. These risks may include, without limitation:

- changes in currency values

- currency speculation

- currency trading costs

- different accounting and reporting practices

- less information available to the public

- less (or different) regulation of securities markets

- more complex business negotiations

- less liquidity

- more fluctuations in prices

- delays in settling foreign securities transactions

- higher costs for holding shares (custodial fees)

- higher transaction costs

- vulnerability to seizure and taxes

- political instability and small markets

- different market trading days

- LIQUIDITY RISK
Liquidity risk exists when particular investments are difficult to purchase or sell. The fund's investments in illiquid securities may reduce the returns of the fund because it may be unable to sell the illiquid securities at an advantageous time or price.

- DERIVATIVES
The use of derivative instruments may involve risks different from, or greater than, the risks associated with investing directly in securities or other traditional investments. Derivatives may be subject to market risk, interest rate risk, and credit risk. Certain derivatives may be illiquid, which may reduce the return of the fund if it cannot sell or terminate the derivative instrument at an advantageous time or price. Some derivatives may involve the risk of improper valuation, or the risk that changes in the value of the instrument may not correlate well with the underlying asset, rate or index. As a result of inaccurate market predictions by the sub-adviser, the fund could lose the entire amount of its investment in a derivative and, in some cases, could lose more than the principal amount invested. Also, suitable derivative instruments may not be available in all circumstances, and there is no assurance that the fund will be able to engage in these transactions to reduce exposure to other risks.

- FUTURES AND OPTIONS
Futures and options involve additional investment risks and transactional costs, and draw upon skills and experience which are different than those needed to pick other securities. Special risks include:

- Inaccurate market predictions

- Imperfect correlation
- Illiquidity

- Tax considerations

- SHORT SALES
A short sale is effected by selling a security that the fund does not own, or, if the fund does own such security, it is not to be delivered upon consummation of the sale. If the price of the security sold short increases, the fund would incur a loss; conversely, if the price declines, the fund will realize a gain. Although the gain is limited by the price at which the security was sold short, a loss is potentially unlimited.

- REPURCHASE AGREEMENTS
Under a repurchase agreement, the seller agrees to repurchase a security at a mutually agreed-upon time and price. If the other party to a repurchase agreement defaults on its obligation, the fund may suffer delays and incur costs or lose money in exercising its rights under the agreement. If the seller fails to repurchase the security and the market value declines, the fund could lose money.

- CREDIT RISK
The fund could lose money if the issuer or guarantor of a fixed-income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations.

- HEDGING
The fund may enter into forward foreign currency contracts to hedge against declines in the value of securities denominated in, or whose value is tied to, a currency other than the U.S. dollar or to reduce the impact of currency fluctuation on purchases and sales of such securities. Shifting the fund's currency exposure from one currency to another removes the fund's opportunity to profit from the original currency and involves a risk of increased losses for the fund if the sub-adviser's projection of future exchange rates is inaccurate.

- CURRENCY RISK
When the fund invests in securities denominated in foreign currencies, it is subject to the risk that those currencies will decline in value relative to the U.S. Dollar, or, in the case of hedging positions, that the U.S. Dollar will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for reasons such as changes in interest rates, government intervention or political developments. As a result, the fund's investments in foreign currency denominated securities may reduce the returns of the fund.

- INTEREST RATE RISK
The values of debt securities are subject to change when prevailing interest rates change. When interest rates go up, the value of debt securities and certain dividend paying stocks tends to fall. If the fund invests a significant portion of its assets in debt securities or stocks purchased primarily for dividend income and interest rates rise, then the value of your investment may decline. Investors should note that short-term interest rates are still near historic lows.

- WARRANTS AND RIGHTS
Warrants and rights may be considered more speculative than certain other types of investments because they do not entitle a holder to the dividends or voting rights for the securities that may be purchased They do not represent any rights in the assets of the issuing company. Also, the value of a warrant or right does not necessarily change with the value of the underlying securities. A warrant or right ceases to have value if it is not exercised prior to the expiration date.

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--------------------------------------------------------------------------------

- SECURITIES LENDING
The fund may lend securities to other financial institutions that provide cash or other securities as collateral. This involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, the fund may lose money and there may be a delay in recovering the loaned securities. The fund could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. These events could trigger adverse tax consequences to the fund.

- CONVERTIBLE SECURITIES
Convertible securities may include corporate notes or preferred stock, but ordinarily are a long-term debt obligation of the issuer convertible at a stated exchange rate into common stock of the issuer. As with all debt securities, the market value of convertible securities tends to decline as interest rates increase and, conversely, to increase as interest rates decline. Convertible securities generally offer lower interest or dividend yields than non-convertible securities of similar quality. However, when the market price of the common stock underlying a convertible security exceeds the conversion price, the price of the convertible security tends to reflect the value of the underlying common stock.

- LEVERAGING RISK
Certain transactions may give rise to a form of leverage. Such transactions may include, among others, reverse repurchase agreements, loans of portfolios securities, and the use of when-issued, delayed delivery or forward commitment transactions. The use of derivatives may also create leveraging risk. To mitigate leveraging risk, the adviser will segregate liquid assets or otherwise cover the transactions that may give rise to such risk. The use of leverage may cause the fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet segregation requirements. Leverage, including borrowing, may cause a fund to be more volatile than if it had not been leveraged. This is because leverage tends to exaggerate the effect of any increase or decrease in the value of a fund's portfolio securities.

- MARKET RISK
The value of securities owned by the fund may go up or down, sometimes rapidly or unpredictably. Securities may decline in value due to factors affecting securities markets generally or particular industries.

YOU MAY LOSE MONEY IF YOU INVEST IN THIS FUND.

These and other risks are fully described in the section entitled "Explanation of Strategies and Risks" in Appendix A of this prospectus.

DISCLOSURE OF PORTFOLIO HOLDINGS
A detailed description of the fund's policies and procedures with respect to the disclosure of the fund's portfolio securities is available in the Statement of Additional Information. In addition, investors should note that the fund publishes its holdings on its website at www.transamericaidex.com 30 days after the end of each calendar quarter. Such information will generally remain online for six months or as otherwise consistent with applicable regulations.

- INVESTOR PROFILE

This fund may be appropriate for investors who seek long-term growth of capital and who can tolerate significant volatility in the value of their principal.

(PERCENTAGE ICON)
PAST PERFORMANCE
---------------------------------------------------------
No performance is shown for the fund as it did not start operations until December 6, 2005. Performance information for the fund will appear in a future version of this prospectus once the fund has a full calendar year of performance information to report to investors.

(DOLLAR ICON)
FEES AND EXPENSES
---------------------------------------------------------
There is no sales charge (load) or 12b-1 distribution and service fee on Class I shares, which are currently being offered for sale only to certain asset allocation funds.

The following table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

-----------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (expenses that are deducted
from fund assets, expressed as a % of average daily net assets)(a)
                                                             CLASS I SHARES
-----------------------------------------------------------------------------
 Management fees                                                  0.88%
 Distribution and service (12b-1) fees                             N/A
 Other expenses                                                   0.17%
-----------------------------------------------------------------------------
                                                            ------------------------------
 TOTAL ANNUAL FUND OPERATING EXPENSES                             1.05%
 EXPENSE REDUCTION(B)                                             0.00%
                                                            ------------------------------
 NET OPERATING EXPENSES                                           1.05%
-----------------------------------------------------------------------------

(a) Annual fund operating expenses are based on estimates reflecting current actual expenses.
(b) Contractual arrangements have been made with the fund's investment adviser Transamerica Fund Advisors, Inc. (TFAI) through March 1, 2007, to waive fees and/or reimburse fund expenses to the extent that the fund's total expenses (excluding any distribution and service (12b-1) fee) exceed 1.13%.

EXAMPLE
This example is here to help you compare the cost of investing in this fund with the cost of investing in other mutual funds. It shows the cumulative expenses you would pay if you invested $10,000 and held your shares for various time periods, with a 5% annual return and fund operating expenses remaining the same. This return is for illustrative purposes and is not guaranteed. Actual costs may be higher or lower.

-------------------------------
SHARE CLASS  1 YEAR    3 YEARS
-------------------------------
    I         $107      $334
-------------------------------

(QUESTION MARK ICON)
ADDITIONAL INFORMATION
---------------------------------------------------------

MANAGEMENT

INVESTMENT ADVISER:

   Transamerica Fund Advisors, Inc. (TFAI)
   570 Carillon Parkway
   St. Petersburg, Florida 33716-1202

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TA IDEX ALLIANCEBERNSTEIN INTERNATIONAL VALUE
--------------------------------------------------------------------------------

ADVISORY FEE:

TFAI receives compensation, calculated daily and paid monthly, from the fund at the indicated annual rate (expressed as a specified percentage of the fund's average daily net assets):

AVERAGE DAILY NET ASSETS
First $200 million..............................     0.88%
Over $200 million up to $500 million............     0.81%
Over $500 million...............................     0.77%

For additional information about TFAI, see the section entitled "Shareholder Information - Investment Adviser" of this prospectus.

SUB-ADVISER:

   Alliance Capital Management, L.P.
   1345 Avenue of the Americas
   New York, NY 10105

SUB-ADVISORY FEE:

The sub-adviser receives monthly compensation from the investment adviser at the annual rate of a specified percentage of the fund's average daily net assets. The percentage for the fund is as follows:

First $200 million...............................    0.45%
Over $200 million up to $500 million.............    0.36%
Over $500 million................................    0.32%

PORTFOLIO MANAGERS:

Alliance uses the Bernstein team of fund managers to manage this fund. The team relies heavily on the fundamental analysis and research of Alliance's internal research staff. No one person is principally responsible for making recommendations for the fund's portfolio.

The following portfolio managers are those with the most significant responsibility for the day-to-day management of the fund:

HENRY S. D'AURIA, CFA is Senior Vice President, Chief Investment Officer for Emerging Markets Value Equities and Co-Chief Investment Officer for International Value Equities at AllianceBernstein. He was named co-Chief Investment Officer of International Value equities in 2003, adding to his responsibilities as Chief Investment Officer of Emerging Markets Value Equities, which he assumed in 2002. Mr. D'Auria managed Bernstein's global research department from 1998 through 2002. Over the years, he has also served as director of research for Small Cap Value Equities and director of research for Emerging Markets Value Equities. Mr. D'Auria joined Bernstein in 1991 as a research analyst covering consumer and natural-gas companies, and he later covered the financial-services industry. Before going to Alliance, Mr. D'Auria was a vice president and sell-side analyst at PaineWebber, specializing in restaurants, lodging and retail. He earned a BA from Trinity College.

KEVIN F. SIMMS is Senior Vice President, Co-Chief Investment Officer of International Value Equities and Director of Research for Global and International Value Equities at Bernstein. He was named co-Chief Investment Officer for International Value Equities in 2003, which he has assumed in addition to his role as director of research for Global and International Value Equities, a position he has held since 2000. Between 1998 and 2000, Mr. Simms served as director of research for Emerging Markets Value equities. He joined Bernstein in 1992 as a research analyst, and his industry coverage over the next six years included financial services, telecommunications and utilities. Before joining Bernstein, Mr. Simms was a certified public accountant with Price Waterhouse for three years. He earned a BSBA from Georgetown University and an MBA from Harvard Business School.

The sub-adviser has provided investment advisory services to various clients since 1945.

The Statement of Additional Information provides additional information about the portfolio managers' compensation, other accounts managed by the portfolio managers, and the portfolio managers' ownership of securities in the fund.

A discussion regarding the basis of TA IDEX's Board of Trustees' approval of the fund's advisory arrangements will be available in TA IDEX's semi-annual report for the fiscal period ending April 30, 2006.

FINANCIAL HIGHLIGHTS:

Financial Highlights for this fund are not included in this prospectus because Class I shares commenced operations December 6, 2005.

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--------------------------------------------------------------------------------

SUMMARY OF RISKS AND RETURNS

(CHECK MARK ICON)
OBJECTIVE
---------------------------------------------------------
The objective of TA IDEX American Century International is to seek capital growth.

(CIRCLE I ICON)
PRINCIPAL STRATEGIES AND POLICIES
---------------------------------------------------------
The fund's sub-adviser, American Century Global Investment Management, Inc. (ACGIM), seeks to achieve this objective by investing principally in:

- equity securities of growing foreign companies

The portfolio managers look for stocks of companies they believe will increase in value over time, using an investment strategy developed by American Century. In implementing this strategy, the portfolio managers use a bottom-up approach to stock selection. This means that the managers make their investment decisions based primarily on their analysis of individual companies, rather than on broad economic forecasts. Management of the fund is based on the belief that, over the long term, stock price movements follow growth in earnings, revenues and/or cash flow.

Using American Century's extensive computer database, as well as other primary analytical research tools, the portfolio managers track financial information for individual companies to identify and evaluate trends in earnings, revenues and other business fundamentals. Under normal market conditions, the fund's portfolio will primarily consist of securities of companies whose earnings or revenues are not only growing, but growing at an accelerating pace. This includes companies whose growth rates, although still negative, are less negative than prior periods, and companies whose growth rates are expected to accelerate. Other analytical techniques help identify additional signs of business improvement, such as increasing cash flows, or other indications of the relative strength of a company's business. These techniques help the portfolio managers buy or hold the stocks of companies they believe have favorable growth prospects and sell the stocks of companies whose characteristics no longer meet their criteria.

WHAT IS A "BOTTOM-UP" ANALYSIS?
When a sub-adviser uses a "bottom-up" approach, it looks primarily at individual companies against the context of broader market factors. It seeks to identify individual companies with earnings growth potential that may not be recognized by the market at large.

In addition to locating strong companies with earnings and revenue growth, the fund manager believes that it is important to diversify the fund's holdings across different countries and geographical regions in an effort to manage the risks of an international portfolio. For this reason, the fund manager also considers the prospects for relative economic growth among countries or regions, economic and political conditions, expected inflation rates, currency exchange fluctuations and tax considerations when making investments.

The fund manager does not attempt to time the market. Instead, under normal market conditions, the manager intends to keep the fund essentially fully invested in stocks regardless of the movement of stock prices generally. When the manager believes it is prudent, the fund may invest a portion of its assets in equity equivalent securities, such as securities convertible into common stock, stock futures contracts or stock index futures contracts, as well as forward currency exchange contracts, notes, bonds and other debt securities of companies; and obligations of domestic or foreign governments and their agencies. Futures contracts, a type of derivative security, can help the fund's cash assets remain liquid by performing more like stocks. The fund has a policy governing futures contracts and similar derivative securities to help manage the risk of these types of investments.

Under adverse or unstable market conditions, the fund could invest some or all of its assets in cash, repurchase agreements and money market instruments. Although the fund would do this only in seeking to avoid losses, the fund may be unable to pursue its investment objective during that time, and it could reduce the benefit from any upswing in the market.

(EXCLAMATION ICON)
PRINCIPAL RISKS
---------------------------------------------------------
The fund is subject to the following principal investment risks:

- STOCKS
While stocks have historically outperformed other investments over the long term, their prices tend to go up and down more dramatically over the shorter term. These price movements may result from factors affecting individual companies, industries or the securities markets as a whole. Because the stocks the fund holds fluctuate in price, the value of your investment in the fund will go up and down.

- GROWTH STOCKS
Growth stocks can be volatile for several reasons. Since growth companies usually reinvest a high proportion of their earnings in their own businesses, they may lack the dividends often associated with the value stocks that could cushion their decline in a falling market. Also, since investors buy growth stocks because of their expected superior earnings growth, earnings disappointments often result in sharp price declines. Certain types of growth stocks, particularly technology stocks, can be extremely volatile and subject to greater price swings than the broader market.

- FOREIGN SECURITIES
Investments in foreign securities, including American Depositary Receipts
(ADRs), Global Depositary Receipts (GDRs) and European Depositary Receipts
(EDRs), involve risks relating to political, social and economic developments abroad, as well as risks resulting from the differences between the regulations to which U.S. and foreign issuer markets are subject. These risks may include, without limitation:

- changes in currency values

- currency speculation

- currency trading costs

- different accounting and reporting practices

- less information available to the public

- less (or different) regulation of securities markets

- more complex business negotiations

- less liquidity

- more fluctuations in prices

- delays in settling foreign securities transactions

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TA IDEX AMERICAN CENTURY INTERNATIONAL
--------------------------------------------------------------------------------

- higher costs for holding shares (custodial fees)

- higher transaction costs

- vulnerability to seizure and taxes

- political instability and small markets

- different market trading days

- CURRENCY RISK
When the fund invests in securities denominated in foreign currencies, it is subject to the risk that those currencies will decline in value relative to the U.S. Dollar, or, in the case of hedging positions, that the U.S. Dollar will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for reasons such as changes in interest rates, government intervention or political developments. As a result, the fund's investments in foreign currency denominated securities may reduce the returns of the fund.

- DERIVATIVES
The use of derivative instruments may involve risks different from, or greater than, the risks associated with investing directly in securities or other traditional investments. Derivatives may be subject to market risk, interest rate risk, and credit risk. Certain derivatives may be illiquid, which may reduce the return of the fund if it cannot sell or terminate the derivative instrument at an advantageous time or price. Some derivatives may involve the risk of improper valuation, or the risk that changes in the value of the instrument may not correlate well with the underlying asset, rate or index. As a result of inaccurate market predictions by the sub-adviser, the fund could lose the entire amount of its investment in a derivative and, in some cases, could lose more than the principal amount invested. Also, suitable derivative instruments may not be available in all circumstances, and there is no assurance that the fund will be able to engage in these transactions to reduce exposure to other risks.

- OPTIONS
Investing in financial contracts such as options involve additional risks and costs. Risks include:

- inaccurate market predictions which may result in losses instead of gains

- prices may not match so the benefits of the transaction might be diminished and the fund may incur substantial losses

- CONVERTIBLE SECURITIES
Convertible securities may include corporate notes or preferred stock, but ordinarily are a long-term debt obligation of the issuer convertible at a stated exchange rate into common stock of the issuer. As with all debt securities, the market value of convertible securities, tends to decline as interest rates increase. Convertible securities generally offer lower interest or dividend yields than non-convertible securities of similar quality. However, when the market price of the common stock underlying a convertible security exceeds the conversion price, the price of the convertible security tends to reflect the value of the underlying common stock.

- FIXED-INCOME SECURITIES
The value of these securities may change daily based on changes in interest rates, and other market conditions and factors. Risks include, without limitation:

- fluctuations in market value

- changes in interest rates: the value of a fixed-income security generally decreases as interest rates rise

- length of time to maturity: the longer the duration, the more vulnerable the value of a fixed-income security is to fluctuations in interest rates

- issuers defaulting on their obligations to pay interest or return principal

- MARKET RISK
The value of securities owned by the fund may go up or down, sometimes rapidly or unpredictably. Securities may decline in value due to factors affecting securities markets generally or particular industries.

YOU MAY LOSE MONEY IF YOU INVEST IN THIS FUND.

These and other risks are fully described in the section entitled "Explanation of Strategies and Risks" in Appendix A of this prospectus.

DISCLOSURE OF PORTFOLIO HOLDINGS
A detailed description of the fund's policies and procedures with respect to the disclosure of the fund's portfolio securities is available in the Statement of Additional Information. In addition, investors should note that the fund publishes its holdings on its website at www.transamericaidex.com 30 days after the end of each calendar quarter. Such information will generally remain online for six months or as otherwise consistent with applicable regulations.

- INVESTOR PROFILE
This fund may be appropriate for the investor who is seeking long-term capital growth, diversification of his or her investment portfolio through investment in foreign securities, and is comfortable with the risks associated with investing in foreign growth securities and short-term price volatility.

(PERCENTAGE ICON)
PAST PERFORMANCE
---------------------------------------------------------
The past performance information shown below is for Class A shares, which would have substantially similar annual returns as Class I shares because both share classes are invested in the same portfolio of securities. The returns for Class A shares will vary from Class I shares to the extent that the Classes do not have the same expenses and Class I shares are not subject to sales charges (which are reflected in the performance information about Class A shares in the table). Performance information for Class I shares will be included after the share class has been in operation for one complete calendar year.

The bar chart and the table below provide some indication of the risks of investing in the fund by showing you how the fund's performance has varied from year to year, and how the fund's average annual total returns for different periods compare to the returns of a broad measure of market performance, the Morgan Stanley Capital International Europe, Australasia, and Far East Index (MSCI-EAFE Index), a widely recognized unmanaged

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TA IDEX AMERICAN CENTURY INTERNATIONAL
--------------------------------------------------------------------------------

index of market performance which includes stocks traded on 16 exchanges in Europe, Australia, and the Far East, weighted by capitalization. The bar chart does not reflect the impact of sales charges, which, if reflected, would lower the returns. The table includes deduction of applicable Class A sales charges. Absent limitation of the fund's expenses, total returns would be lower. As with all mutual funds, past performance (before and after taxes) is not a prediction of future results.

YEAR-BY-YEAR TOTAL RETURN as of 12/31 each year (%)

                                 CLASS A SHARES
                               ------------------

(BAR GRAPH)

1998                                                                             11.21
1999                                                                             30.63
2000                                                                            -12.43
2001                                                                            -25.05
2002                                                                            -20.05
2003                                                                             23.45
2004                                                                             14.13
2005                                                                             10.77

------------------------------------------------------------
     CLASS A SHARES           QUARTER ENDED       RETURN
------------------------------------------------------------
  Best Quarter:                12/31/1999          23.80%
------------------------------------------------------------
  Worst Quarter:               09/30/2002         (19.74)%
------------------------------------------------------------

  AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/05(1)

----------------------------------------------------------------------
                                                              LIFE OF
                                      1 YEAR      5 YEARS     FUND(2)
----------------------------------------------------------------------
 Return before taxes                   4.68%     (2.44)%       2.02%
----------------------------------------------------------------------
 Return after taxes on
 distributions(3)                    (0.99)%     (3.58)%       0.93%
----------------------------------------------------------------------
 Return after taxes on
 distributions and sale of fund
 shares(3)                            10.33%     (2.11)%       1.54%
----------------------------------------------------------------------
 MSCI-EAFE Index (reflects no
 deduction for fees, expenses, or
 taxes)                               14.02%       4.94%       6.64%
----------------------------------------------------------------------

(1) Actual returns may depend on the investor's individual tax situation. After-tax returns may not be relevant if the investment is made through a tax-exempt or tax-deferred account, such as a 401(k) plan. After-tax returns are presented for only one class and returns for other classes will vary.
(2) Class A commenced operations on February 1, 1997.
(3) The after tax returns are calculated using the historic highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

(DOLLAR ICON)
FEES AND EXPENSES
---------------------------------------------------------
There are no sales charges (load) or other transaction fees. Class I shares for this fund are offered for investment by strategic asset allocation funds only.

The following table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

----------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (expenses that are deducted
from fund assets, expressed as a % of average daily net assets)(a)
                                                            CLASS I SHARES
----------------------------------------------------------------------------
 Management fees                                                 0.92%
 Distribution and service (12b-1) fees                            N/A
 Other expenses                                                  0.24%
----------------------------------------------------------------------------
                                                           ------------------------------
 TOTAL ANNUAL FUND OPERATING EXPENSES                            1.16%
 EXPENSE REDUCTION(B)                                            0.00%
                                                           ------------------------------
 NET OPERATING EXPENSES                                          1.16%
----------------------------------------------------------------------------

(a) Annual fund operating expenses are based on the fund's expenses for the fiscal year ended October 31, 2005, restated to reflect the estimated expenses of Class I shares.
(b) Contractual arrangements have been made with the fund's investment adviser, Transamerica Fund Advisors, Inc. (TFAI), through March 1, 2007, to waive fees and/or reimburse fund expenses to the extent that the fund's total operating expenses (excluding any distribution and service (12b-1) fee) exceed 1.32%. TFAI is entitled to reimbursement by the fund of fees waived or expenses reduced during any of the previous 36 months beginning on the date of the expense limitation agreement if on any day the estimated annualized fund operating expenses are less than 1.32%.

EXAMPLE
This example is here to help you compare the cost of investing in this fund with the cost of investing in other mutual funds. It shows the cumulative expenses you would pay if you invested $10,000 and held your shares for various time periods, with a 5% annual return and fund operating expenses remaining the same. This return is for illustrative purposes and is not guaranteed. Actual costs may be higher or lower.

----------------------------------
 SHARE CLASS   1 YEAR     3 YEARS
----------------------------------
      I         $118       $368
----------------------------------

(QUESTION MARK ICON)
ADDITIONAL INFORMATION
---------------------------------------------------------

MANAGEMENT

INVESTMENT ADVISER:

   Transamerica Fund Advisors, Inc. (TFAI)
   570 Carillon Parkway
   St. Petersburg, Florida 33716-1202

For additional information about TFAI, see the section entitled "Shareholder Information - Investment Adviser" of this prospectus.

TA IDEX AMERICAN CENTURY INTERNATIONAL
--------------------------------------------------------------------------------

ADVISORY FEE:

TFAI receives compensation, calculated daily and paid monthly, from the fund at the indicated annual rate (expressed as a specified percentage of the fund's average daily net assets):

AVERAGE DAILY NET ASSETS
First $250 million..............................    0.925%
Over $250 million up to $500 million............     0.90%
Over $500 million up to $1 billion..............     0.85%
Over $1 billion.................................     0.80%

For the fiscal year ended October 31, 2005, the fund paid an advisory fee of 0.92% of the fund's average daily net assets.

SUB-ADVISER:

   American Century Global Investment Management, Inc.
   The Chrysler Center
   666 3rd Avenue, 23rd Floor
   New York, New York 10017

SUB-ADVISORY FEE:

The sub-adviser receives monthly compensation from the investment adviser at the annual rate of a specified percentage of the fund's average daily net assets. The percentage for the fund is as follows:

Up to $250 million..............................     0.50%
Next $250 million...............................    0.475%
Next $500 million...............................     0.45%
Over $1 billion.................................     0.40%

The average daily net assets will be determined on a combined basis with the same named fund managed by the sub-adviser for AEGON/Transamerica Series Trust.

PORTFOLIO MANAGERS:

ACGIM uses a team of fund managers and analysts to manage this fund. The team meets regularly to review portfolio holdings and discuss purchase and sale activity. Team members buy and sell securities for the fund as they see fit, guided by the fund's investment objective and strategy.

The fund managers on the investment team are:

MICHAEL PERELSTEIN, Vice President and Senior Portfolio Manager, has been a member of the team since joining American Century in October 2004. Prior to joining American Century, he was Chief Investment Officer and Managing Partner with Ellis Island Partners LLC from May 2002 to October 2004 and Executive Vice President and Head of International Equities with Schroder Investment Management from January 1997 to May 2002. He has a bachelor's degree in economics from Brandeis University, an MA in economics from the University of Chicago and an MBA in finance from the University of Chicago.

KEITH CREVELING, CFA, Vice President and Portfolio Manager, has been a member of the team since April 2002. He joined American Century in October 1999, as an analyst. Prior to joining American Century, he was an analyst at Fiduciary Trust Company International from September 1996 to September 1999 and at Brown Brothers Harriman from July 1995 to September 1996. He has a bachelor's degree in economics from Brandeis University, an MA in economics form the University of Chicago and an MBA in finance from the University of Chicago.

American Century Investments has provided investment advisory services for various clients for over 45 years.

The Statement of Additional Information provides additional information about the portfolio managers' compensation, other accounts managed by the portfolio managers, and the portfolio managers' ownership of securities in the fund.

A discussion regarding the basis of TA IDEX's Board of Trustees' approval of the fund's advisory arrangements will be available in TA IDEX's semi-annual report for the fiscal period ending April 30, 2006.

FINANCIAL HIGHLIGHTS:

Financial Highlights for this fund are not included in this prospectus because Class I shares commenced operations on November 15, 2005.

TA IDEX EVERGREEN INTERNATIONAL SMALL CAP
--------------------------------------------------------------------------------

SUMMARY OF RISKS AND RETURNS

(CHECK MARK ICON)
OBJECTIVE
---------------------------------------------------------
The objective of TA IDEX Evergreen International Small Cap is to seek capital growth.

(CIRCLE I ICON)
PRINCIPAL STRATEGIES AND POLICIES
---------------------------------------------------------
The fund's sub-adviser, Evergreen Investment Management Company, LLC (Evergreen), seeks to achieve this objective by investing principally in:

- equity securities of small companies located in at least three countries, one of which may be the United States.

The fund normally invests at least 80% of its assets in equity securities, such as common stocks, convertible securities, preferred stocks, American Depositary Receipts (ADRs), Global Depositary Receipts (GDRs) and European Depositary Receipts (EDRs) of small cap issuers located in at least three countries. The fund may also invest in debt securities of any foreign governments and any international agency such as the World Bank and time deposits with foreign banks and may hold cash and cash equivalents. The fund may invest in securities of issuers located in certain foreign countries with developed markets as well as those with emerging markets. When investing in securities of issuers located in other countries with developed securities markets, the fund invests in equity securities of small- to medium-sized companies generally under $8.5 billion in market capitalization at the time of purchase that are in a relatively early stage of development. When investing in securities, the fund seeks to invest in equity securities of issuers that the portfolio manager believes are well managed and positioned to achieve above-average increases in revenue and earnings and have strong prospects for continued revenue growth. The fund also seeks to identify and invest in countries and industries where economic and political factors, including currency movements, are likely to produce above-average growth.

Although not principal investment strategies, the fund may invest up to 10% of its assets in Real Estate Investment Trusts (REITs) or their foreign equivalents.

The fund may engage in hedging and cross-hedging with respect to foreign currencies in both U.S. dollars and foreign currencies to protect itself against a possible decline in the value of another foreign currency in which certain of the fund's investments are denominated. Under normal conditions, this strategy is not expected to represent more than 25% of the assets of the fund.

Under adverse or unstable market conditions, the fund could invest some or all of its assets in cash, repurchase agreements and money market instruments. Although the fund would do this only in seeking to avoid losses, the fund may be unable to pursue its investment objective during that time, and it could reduce the benefit from any upswing in the market.

(EXCLAMATION ICON)
PRINCIPAL RISKS
---------------------------------------------------------
The fund is subject to the following principal investment risks:

- STOCKS
While stocks have historically outperformed other investments over the long term, their prices tend to go up and down more dramatically over the shorter term. These price movements may result from factors affecting individual companies, industries or the securities markets as a whole. Because the stocks the fund holds fluctuate in price, the value of your investment in the fund will go up and down.

- FOREIGN SECURITIES
Investments in foreign securities, including American Depositary receipts
(ADRs), Global Depositary Receipts (GDRs) and European Depositary Receipts
(EDRs), involve risks relating to political, social and economic developments abroad, as well as risks resulting from the differences between the regulations to which U.S. and foreign issuer markets are subject. These risks may include, without limitation:

- changes in currency values

- currency speculation

- currency trading costs

- different accounting and reporting practices

- less information available to the public

- less (or different) regulation of securities markets

- more complex business negotiations

- less liquidity

- more fluctuations in prices

- delays in settling foreign securities transactions

- higher costs for holding shares (custodial fees)

- higher transaction costs

- vulnerability to seizure and taxes

- political instability and small markets

- different market trading days

- EMERGING MARKETS RISK
Investing in the securities of issuers located in or principally doing business in emerging markets bear foreign risks as discussed above. In addition, the risks associated with investing in emerging markets are often greater than investing in developed foreign markets. Specifically, the economic structures in emerging markets countries are less diverse and mature than those in developed countries, and their political systems are less stable. Investments in emerging markets countries may be affected by national policies that restrict foreign investments. Emerging market countries may have less developed legal structures, and the small size of their securities markets and low trading volumes can make investments illiquid and more volatile than investments in developed countries. As a result, a portfolio investing in emerging market countries may be required to establish special custody or other arrangements before investing.

- SMALL- AND MEDIUM-SIZED COMPANIES
Investing in small- and medium-sized companies involves greater risk than is customarily associated with investing in more established companies. Stocks of such companies may be subject to more volatility in price than larger company securities. Among the reasons for the greater price volatility are the less certain growth prospects of smaller companies, the lower degree of liquidity in the markets for such securities, and the greater sensitivity of smaller companies to changing economic conditions. Small companies often have limited product lines, markets, or financial resources and their management may lack depth and experience. Such companies usually do not pay significant dividends that could cushion returns in a falling market.

TA IDEX EVERGREEN INTERNATIONAL SMALL CAP
--------------------------------------------------------------------------------

- FIXED-INCOME SECURITIES
The value of these securities may change daily based on changes in interest rates, and other market conditions and factors. Risks include, without limitation:

- fluctuations in market value

- changes in interest rates: the value of a fixed-income security generally decreases as interest rates rise

- length of time to maturity: the longer the duration, the more vulnerable the value of a fixed-income security is to fluctuations in interest rates

- issuers defaulting on their obligations to pay interest or return principal

- PREFERRED STOCKS
Preferred stocks may include the obligation to pay a stated dividend. Their price could depend more on the size of the dividend than on the company's performance. If a company fails to pay the dividend, its preferred stock is likely to drop in price. Changes in interest rates can also affect their price.

- CONVERTIBLE SECURITIES
Convertible securities may include corporate notes or preferred stock, but ordinarily are a long-term debt obligation of the issuer convertible at a stated exchange rate into common stock of the issuer. As with all debt securities, the market value of convertible securities tends to decline as interest rates increase. Convertible securities generally offer lower interest or dividend yields than non-convertible securities of similar quality. However, when the market price of the common stock underlying a convertible security exceeds the conversion price, the price of the convertible security tends to reflect the value of the underlying common stock.

- REAL ESTATE SECURITIES
Investments in the real estate industry are subject to risks associated with direct investment in real estate.

These risks include:

- Declining real estate value

- Risks relating to general and local economic conditions

- Over-building

- Increased competition for assets in local and regional markets

- Increases in property taxes

- Increases in operating expenses or interest rates

- Change in neighborhood value or the appeal of properties to tenants

- Insufficient levels of occupancy

- Inadequate rents to cover operating expenses

The performance of securities issued by companies in the real estate industry also may be affected by management of insurance risks, adequacy of financing available in capital markets, management, changes in applicable laws and government regulations (including taxes) and social and economic trends.

- REITS
Equity REITs can be affected by any changes in the value of the properties owned. A REIT's performance depends on the types and locations of the properties it owns and on how well it manages those properties or loan financings. A decline in rental income could occur because of extended vacancies, increased competition from other properties, tenants' failure to pay rent or poor management. A REIT's performance also depends on the company's ability to finance property purchases and renovations and manage its cash flows. Because REITs are typically invested in a limited number of projects or in a particular market segment, they are more susceptible to adverse developments affecting a single project or market segment than more broadly diversified investments. Loss of status as a qualified REIT or changes in the treatment of REITs under the federal tax law could adversely affect the value of a particular REIT or the market for REITs as a whole.

- DERIVATIVES
The use of derivative instruments may involve risks different from, or greater than, the risks associated with investing directly in securities or other traditional investments. Derivatives may be subject to market risk, interest rate risk, and credit risk. Certain derivatives may be illiquid, which may reduce the return of the fund if it cannot sell or terminate the derivative instrument at an advantageous time or price. Some derivatives may involve the risk of improper valuation, or the risk that changes in the value of the instrument may not correlate well with the underlying asset, rate or index. As a result of inaccurate market predictions by the sub-adviser, the fund could lose the entire amount of its investment in a derivative and, in some cases, could lose more than the principal amount invested. Also, suitable derivative instruments may not be available in all circumstances, and there is no assurance that the fund will be able to engage in these transactions to reduce exposure to other risks.

- CURRENCY RISK
When the fund invests in securities denominated in foreign currencies, it is subject to the risk that those currencies will decline in value relative to the U.S. Dollar, or, in the case of hedging positions, that the U.S. Dollar will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for reasons such as changes in interest rates, government intervention or political developments. As a result, the fund's investments in foreign currency denominated securities may reduce the returns of the fund.

- HEDGING
The fund may enter into forward foreign currency contracts to hedge against declines in the value of securities denominated in, or whose value is tied to, a currency other than the U.S. dollar or to reduce the impact of currency fluctuation on purchases and sales of such securities. Shifting the fund's currency exposure from one currency to another removes the fund's opportunity to profit from the original currency and involves a risk of increased losses for the fund if the sub-adviser's projection of future exchange rates is inaccurate.

- MARKET RISK
The value of securities owned by the fund may go up or down, sometimes rapidly or unpredictably. Securities may decline in value due to factors affecting securities markets generally or particular industries.

YOU MAY LOSE MONEY IF YOU INVEST IN THIS FUND.

These and other risks are fully described in the section entitled "Explanation of Strategies and Risks" in Appendix A of this prospectus.

TA IDEX EVERGREEN INTERNATIONAL SMALL CAP
--------------------------------------------------------------------------------

DISCLOSURE OF PORTFOLIO HOLDINGS
A detailed description of the fund's policies and procedures with respect to the disclosure of the fund's portfolio securities is available in the Statement of Additional Information. In addition, investors should note that the fund publishes its holdings on its website at www.transamericaidexfunds.com 30 days after the end of each calendar quarter. Such information will generally remain online for six months or as otherwise consistent with applicable regulations.

- INVESTOR PROFILE
This fund may be appropriate for investors who seek long-term capital growth and can tolerate risks associated with small-cap stocks and foreign investing.

(PERCENTAGE ICON)
PAST PERFORMANCE
---------------------------------------------------------
The bar chart and the table below provide some indication of the risks of investing in the fund by showing you how the fund's performance has varied from year to year, and how the fund's average annual total returns for different periods compare to the returns of a broad measure of market performance, the Citigroup Global Ex-U.S. EMI, which is a widely recognized unmanaged index of market performance. The bar chart does not reflect the impact of sales charges, which, if reflected, would lower the returns. The table includes deduction of applicable Class A sales charges. Absent limitation of the fund's expenses, total returns would be lower. As with all mutual funds, past performance (before and after taxes) is not a prediction of future results.

YEAR-BY-YEAR TOTAL RETURN as of 12/31 each year (%)

                                 CLASS I SHARES
                               ------------------
[BAR GRAPH]

2005                                                                             31.78

------------------------------------------------------------
CLASS I SHARES                QUARTER ENDED       RETURN
------------------------------------------------------------
  Best Quarter:                09/30/2005         13.56%
------------------------------------------------------------
  Worst Quarter:               06/30/2005         (0.87)%
------------------------------------------------------------

  AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/05(1)

---------------------------------------------------------------------
                                                            LIFE OF
                                               1 YEAR       FUND(2)
---------------------------------------------------------------------
 Return before taxes                           31.78%       36.43%
---------------------------------------------------------------------
 Return after taxes on distribution(3)         30.57%       35.34%
---------------------------------------------------------------------
 Return after taxes on distributions and
 sale of fund shares(3)                        20.96%       30.55%
---------------------------------------------------------------------
 Citigroup Global Ex-U.S. EMI (reflects no
 deduction for fees, expenses, or taxes)       21.99%       32.43%
---------------------------------------------------------------------

(1) Actual returns may depend on the investor's individual tax situation. After-tax returns may not be relevant if the investment is made through a tax-exempt or tax-deferred account, such as a 401(k) plan. After-tax returns are presented for only one class and returns for other classes will vary.
(2) Class I shares commenced operations on November 8, 2004.

(3) The after-tax returns are calculated using the historic highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

(DOLLAR ICON)
FEES AND EXPENSES
---------------------------------------------------------
There is no sales charge (load) or other transaction fees as Class I shares for this fund are for investment by strategic asset allocation funds only.

The following table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

----------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (expenses that are deducted
from fund assets, expressed as a % of average daily net assets)(a)
                                                            CLASS I SHARES
----------------------------------------------------------------------------
 Management fees                                                 1.05%
 Distribution and service (12b-1) fees                            N/A
 Other expenses                                                  0.12%
----------------------------------------------------------------------------
                                                           ------------------------------
 TOTAL ANNUAL FUND OPERATING EXPENSES                            1.17%
 EXPENSE REDUCTION(B)                                            0.00%
                                                           ------------------------------
 NET OPERATING EXPENSES                                          1.17%
----------------------------------------------------------------------------

(a) Annual fund operating expenses are based on the fund's expenses for the fiscal year ended October 31, 2005, restated to reflect current expenses, contractual advisory fees and/or expense limits.
(b) Contractual arrangements have been made with the fund's investment adviser, Transamerica Fund Advisors, Inc. (TFAI), through March 1, 2007, to waive fees and/or reimburse fund expenses to the extent that the fund's total operating expenses (excluding any distribution and service (12b-1) fee) exceed 1.32%. TFAI is entitled to reimbursement by the fund of fees waived or expenses reduced during any of the previous 36 months beginning on the date of the expense limitation agreement if on any day the estimated annualized fund operating expenses are less than 1.32%.

EXAMPLE
This example is here to help you compare the cost of investing in this fund with that of other mutual funds. It shows the cumulative expenses you would pay if you invested $10,000 and held your shares for various time periods, with a 5% annual return and fund operating expenses remaining the same. This return is for illustration purposes and is not guaranteed. Actual costs may be higher or lower.

----------------------------------------------------------
 SHARE CLASS   1 YEAR    3 YEARS     5 YEARS     10 YEARS
----------------------------------------------------------
      I         $119      $372        $644        $1,420
----------------------------------------------------------

(QUESTION MARK ICON)
ADDITIONAL INFORMATION
---------------------------------------------------------

MANAGEMENT

INVESTMENT ADVISER:

   Transamerica Fund Advisors, Inc. (TFAI)
   570 Carillon Parkway
   St. Petersburg, Florida 33716-1202

TA IDEX EVERGREEN INTERNATIONAL SMALL CAP
--------------------------------------------------------------------------------

ADVISORY FEE:

TFAI receives compensation, calculated daily and paid monthly, from the fund at the indicated annual rate (expressed as a specified percentage of the fund's average daily net assets):

AVERAGE DAILY NET ASSETS
First $250 million..............................     1.07%
Over $250 million...............................     1.00%

For the fiscal year ended October 31, 2005, the fund paid an advisory fee of 1.06% of the fund's average daily net assets.

For additional information about TFAI, see the section entitled "Shareholder Information - Investment Adviser" of this prospectus.

SUB-ADVISER:

   Evergreen Investment Management Company, LLC (Evergreen)
   200 Berkeley Street
   Boston, Massachusetts 02116

SUB-ADVISORY FEE:

The sub-adviser receives compensation, calculated daily and paid monthly, from TFAI at the indicated annual rate (expressed as a specified percentage of the fund's average daily net assets):

Up to $250 million................................    0.52%
Over $250 million.................................    0.50%

PORTFOLIO MANAGER:

FRANCIS CLARO, CFA, is a Senior Portfolio Manager and Managing Director who heads Evergreen's International Small Cap Equity team. He joined Evergreen in 1994. He has managed TA IDEX Evergreen International Small Cap since the fund's inception. Prior to joining Evergreen, he served as an Investment Officer with Inter-American Investment Corporation from 1992 to 1994, where he was responsible for making private equity and debt investments, and as a Senior Consultant for Price Waterhouse's International Consulting practice in the United States and United Kingdom from 1986 to 1990. He received a BS in business from ESADE in Barcelona, Spain in 1983, an MS in economics from the London School of Economics in 1984 and an MBA from Harvard Business School in 1991.

Evergreen Investments has provided investment advisory services to various clients for 70 years.

The Statement of Additional Information provides additional information about the portfolio manager's compensation, other accounts managed by the portfolio manager, and the portfolio manager's ownership of securities in the fund.

A discussion regarding the basis of TA IDEX's Board of Trustees' approval of the fund's advisory arrangements will be available in TA IDEX's semi-annual report for the fiscal period ending April 30, 2006.

TA IDEX EVERGREEN INTERNATIONAL SMALL CAP
----------------------------------------------------------------

FINANCIAL HIGHLIGHTS:

The Financial Highlights table is intended to help you understand the fund's performance for as long as it has been operating. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate an investor would have earned (or lost) on an investment in the fund for the period shown, assuming reinvestment of all dividends and distributions. This information through October 31, 2005 has been derived from financial statements audited by PricewaterhouseCoopers LLP, whose report, along with the fund's financial statements, is included in the 2005 Annual Report, which is available to you upon request.

For a share of beneficial interest outstanding throughout the period:

                                    CLASS I
                                  -----------
                                    For the
                                    Period
                                     Ended
                                  October 31,
                                   2005(d,g)
                                  -----------
Net Asset Value, Beginning of
 Period                              $10.00
Investment Operations:
 Net Investment Income (Loss)          0.06
 Net Realized and Unrealized
   Gain (Loss)                         2.65
                                  -----------
   Total Operations                    2.71
                                  -----------
Distributions:
 From Net Investment Income               -
 From Net Realized Gains                  -
                                  -----------
   Total Distributions                    -
Net Asset Value, End of Period       $12.71
                                  ===========

Total Return(c)                       27.10%
Net Assets, End of Period
 (000's)                           $204,413
Ratios/Supplemental Data:
 Ratio of Expenses to Average
   Net Assets(a)
   Net(e)                              1.22%
   Total(f)                            1.22%
 Net Investment Income (Loss) to
   Average Net Assets(a)               0.56%
Portfolio Turnover Rate(b)               65%

---------------

(a) Annualized.

(b) Not annualized.

(c) Total Return has been calculated for the applicable period without deduction of a sales load, if any, on an initial purchase. Periods of less than one year are not annualized.

(d) Per share information is calculated based on average number of shares outstanding.

(e) Ratio of Net Expenses to Average Net Assets is net of fee waivers and reimbursements by the investment adviser, if any.

(f) Ratio of Total Expenses to Average Net Assets includes all expenses before fee waivers and reimbursements by the investment adviser.

(g) TA IDEX Evergreen International Small Cap ("the Fund") commenced operations on November 8, 2004.

TA IDEX FEDERATED MARKET OPPORTUNITY
--------------------------------------------------------------------------------

SUMMARY OF RISKS AND RETURNS

(CHECK MARK ICON)
OBJECTIVE
---------------------------------------------------------

The objective of TA IDEX Federated Market Opportunity is to provide moderate capital appreciation and high current income.

(CIRCLE I ICON)
PRINCIPAL STRATEGIES AND POLICIES
---------------------------------------------------------

The fund's sub-adviser, Federated Equity Management Company of Pennsylvania (Federated) pursues this investment objective by investing, under normal market conditions, in domestic and foreign securities that Federated deems to be undervalued or out-of-favor or securities that Federated believes are attractive due to their income-producing potential. As more fully described below, the fund's investments may include, but are not limited to, the following: equity securities of domestic and foreign issuers (including American Depositary Receipts (ADRs)), fixed-income securities of both domestic and foreign corporations or sovereign governmental entities, REITS, securities of precious metal companies and derivative and hybrid instruments. This investment strategy is designed to enable the fund to pursue its investment objective (to provide moderate capital appreciation and high current income) while attempting to limit volatility.

With regard to equity securities, Federated primarily uses the "value" style of investing and selects securities primarily utilizing a bottom up approach to security analysis but also secondarily considers top down analysis and sector allocation. Federated does not generally consider the composition of market indices in its selection of equity securities. Federated's use of the "value" style of investing seeks to identify and select securities that, in Federated's opinion, are trading at a lower valuation relative to one of the following two measurements: (i) the historic valuation of the securities; or (ii) valuations of the issuer's industry peers. Historically, undervalued securities have generally had lower share price volatility, and a higher yield, when compared with other equity securities.

Primarily using the bottom-up approach to security analysis, Federated searches for equity securities that appear to be undervalued or out-of-favor with share prices that have lagged the market and demonstrated an ability to maintain their value when the broad equity market is weak. Additionally, Federated seeks to invest in companies that have skilled management with a shareholder orientation and that appear to be financially strong.

As a secondary matter, using top-down analysis, Federated considers current economic, financial market, and industry factors and societal trends that may affect the issuing company. Lastly, Federated assembles a portfolio of securities by considering sector allocations. Sectors are broad categories of companies with similar characteristics. Federated determines the sector allocation of the fund's portfolio primarily based upon its opinion as to which sectors are, as a whole, priced at a low market valuation when compared with other sectors. Federated also considers such factors as the dividend-paying potential of the companies in each sector.

Federated uses technical analysis of the market as an aid in timing purchases and sales. Federated sells a portfolio security if it determines that the issuer does not continue to meet its stock selection criteria.

Federated may increase the fund's cash position if Federated is unable to find a sufficient number of securities that Federated deems to be undervalued or out-of-favor or if Federated believes that overall equity market valuations (and risks) are at high levels. Additionally, Federated anticipates normally keeping a portion of the fund's portfolio in cash in order to readily take advantage of buying opportunities, to increase current income or in an effort to preserve capital. The fund's cash position will normally be invested in traditional cash investments such as money market funds, U.S. Treasury Bills or repurchase agreements.

When investing in fixed-income securities Federated invests in asset classes within the fixed-income market that it believes offer the best relative value. When searching for asset classes within the fixed-income market, Federated places an emphasis on historical yield spreads and investing contrary to prevailing market sentiment with regard to an asset class. With regard to non-dollar denominated fixed-income securities Federated also considers the currency appreciation potential of a given market. Such asset classes may include non-investment-grade fixed-income securities, emerging market debt and foreign non-dollar denominated fixed-income securities issued by foreign governmental entities or corporations, as well as U.S. Treasury securities and other investment-grade securities.

Federated's investment management approach may be described as contrarian in nature because Federated anticipates that it will invest in out-of-favor securities or deviate from the consensus view on a security, sector, or with regard to markets in general.

In addition to investing in equity and fixed-income securities, the fund may invest in the following in attempting to achieve its investment objective:

- derivative contracts or hybrid instruments, including options on indices, individual securities, futures (including financial and index futures) and currencies (both foreign and U.S. dollar),

- foreign forward currency contracts, convertible bonds,

- REITS, and

- securities of companies engaged in the exploration, mining and distribution of gold, silver and other precious metals.

The fund may also purchase shares of exchange-traded funds (ETFs) in order to achieve exposure to a specific region, country, or market sector, or for other reasons consistent with its investment strategy.

The fund may invest in derivative contracts, such as swaps, options and futures contracts, to efficiently implement its overall investment strategies. The following examples illustrate some, but not all, of the specific ways in which the fund may use derivatives or hybrid instruments. First, the fund may invest in a hybrid instrument which is structured as a note that pays a fixed dividend and at maturity either converts into shares of an equity security or returns a payment to the fund based on the change in value of an underlying equity security. Second, the fund may buy or sell derivative contracts (such as call or put options), in anticipation of an increase or decrease in the market value of individual securities, currencies or indices (including both securities and volatility indices). Finally, the fund may invest in derivatives contracts as part of its hedging strategies.

Hedging transactions are intended to reduce specific risks. For example, to protect the fund against circumstances that would normally cause the fund's portfolio securities to decline in value,

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the fund may buy or sell a derivative contract that would normally increase in value under the same circumstances. The fund may also attempt to hedge by using combinations of different derivative contracts, or derivative contracts and securities. The fund's ability to hedge may be limited by the costs of the derivative contracts. The fund may attempt to lower the cost of hedging by entering in transactions that provide only limited protection, including transactions that (1) hedge only a portion of the portfolio, (2) use derivatives contracts that cover a narrow range of circumstances or (3) involve the sale of derivative contracts with different terms. Consequently, hedging transactions will not eliminate risk even if they work as intended. In addition, hedging strategies are not always successful, and could result in increased expenses and losses to the fund.

Additionally, the fund may buy put options on stock indices or individual stocks (even if the stocks are not held by the fund) in an attempt to hedge against a decline in stock prices.

Under adverse or unstable market conditions, the fund could invest some or all of its assets in cash, repurchase agreements and money market instruments. Although the fund would do this only in seeking to avoid losses, the fund may be unable to pursue its investment objective during that time, and it could reduce the benefit from any upswing in the market.

(EXCLAMATION ICON)
PRINCIPAL RISKS
---------------------------------------------------------

The fund is subject to the following principal investment risks:

- STOCKS
While stocks have historically outperformed other investments over the long term, their prices tend to go up and down more dramatically over the shorter term. These price movements may result from factors affecting individual companies, industries or the securities market as a whole. Because the stocks the fund holds fluctuate in price, the value of your investments in the fund will go up and down.

- VALUE RISK
The value approach carries the risk that the market will not recognize a security's intrinsic value for a long time, or that a stock considered to be undervalued may actually be appropriately priced.

- FOREIGN SECURITIES
Investments in foreign securities, including American Depositary Receipts
(ADRs), Global Depositary Receipts (GDRs) and European Depositary Receipts
(EDRs), involve risks relating to political, social and economic developments abroad, as well as risks resulting from the difference between the regulations to which U.S. and foreign issuer markets are subject. These risks may include, without limitation:

- changes in currency values

- currency speculation

- currency trading costs

- different accounting and reporting practices

- less information available to the public

- less (or different) regulation of securities markets

- more complex business negotiations

- less liquidity

- more fluctuations in prices

- delays in settling foreign securities transactions

- higher costs for holding shares (custodial fees)

- higher transaction costs

- vulnerability to seizure and taxes

- political instability and small markets

- different market trading days

- EMERGING MARKETS RISK
Investing in the securities of issuers located in or principally doing business in emerging markets bear foreign risks as discussed above. In addition, the risks associated with investing in emerging markets are often greater than investing in developed foreign markets. Specifically, the economic structures in emerging markets countries are less diverse and mature than those in developed countries, and their political systems are less stable. Investments in emerging markets countries may be affected by national policies that restrict foreign investments. Emerging market countries may have less developed legal structures, and the small size of their securities markets and low trading volumes can make investments illiquid and more volatile than investments in developed countries. As a result, a portfolio investing in emerging market countries may be required to establish special custody or other arrangements before investing.

- CURRENCY RISK
When the fund invests in securities denominated in foreign currencies, it is subject to the risk that those currencies will decline in value relative to the U.S. Dollar, or, in the case of hedging positions, that the U.S. Dollar will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for reasons such as changes in interest rates, government intervention or political developments. As a result, the fund's investments in foreign currency denominated securities may reduce the returns of the fund.

- FIXED-INCOME SECURITIES
The value of these securities may change daily based on changes in interest rates, and other market conditions and factors. Risks include, without limitation:

- fluctuations in market value

- changes in interest rates: the value of a fixed-income security generally decreases as interest rates rise

- length of time to maturity: the longer the duration, the more vulnerable the value of a fixed-income security is to fluctuations in interest rates

- issuers defaulting on their obligations to pay interest or return principal

- INTEREST RATE RISK
The values of debt securities are subject to change when prevailing interest rates change. When interest rates go up, the value of debt securities and certain dividend paying stocks tends to fall. If the fund invests a significant portion of its assets in debt securities or stocks purchased primarily for dividend income and interest rates rise, then the value of your investment may decline. Investors should note that short-term interest rates are still near historic lows.

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- CREDIT RISK
The fund could lose money if the issuer or guarantor of a fixed-income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations.

- HIGH YIELD DEBT SECURITY RISK
High yield debt securities, or junk bonds, are securities which are rated below "investment grade" or are not rated, but are of equivalent quality. High yield debt securities range from those for which the prospect for repayment of principal and interest is predominantly speculative to those which are currently in default on principal or interest payments. A fund portfolio with high yield debt securities may be more susceptible to credit risk and market risk than a portfolio that invests only in higher quality debt securities because these lower-rated debt securities are less secure financially and more sensitive to downturns in the economy. In addition, the secondary market for such securities may not be as liquid as that for more highly rated debt securities. As a result, the fund's sub-adviser may find it more difficult to sell these securities or may have to sell them at lower prices. High yield securities are not generally meant for short-term investing.

- COUNTRY, SECTOR OR INDUSTRY FOCUS
To the extent the fund invests a significant portion of its assets in one or more countries, sectors or industries at any time, the fund will face a greater risk of loss due to factors affecting the single country, sector or industry than if the fund always maintained wide diversity among the countries, sectors and industries in which it invests. For example, technology companies involve risks due to factors such as the rapid pace of product change, technological developments and new competition. Their stocks historically have been volatile in price, especially over the short term, often without regard to the merits of individual companies. Banks and financial institutions are subject to potentially restrictive governmental controls and regulations that may limit or adversely affect profitability and share price. In addition, securities in that sector may be very sensitive to interest rate changes throughout the world.

- CONVERTIBLE SECURITIES
Convertible securities may include corporate notes or preferred stock, but ordinarily are a long-term debt obligation of the issuer convertible at a stated exchange rate into common stock of the issuer. As with all debt securities, the market value of convertible securities tends to decline as interest rates increase. Convertible securities generally offer lower interest or dividend yields than non-convertible securities of similar quality. However, when the market price of the common stock underlying a convertible security exceeds the conversion price, the price of the convertible security tends to reflect the value of the underlying common stock.

- REITS
Equity REITs can be affected by any changes in the value of the properties owned. A REIT's performance depends on the types and locations of the properties it owns and on how well it manages those properties or loan financings. A decline in rental income could occur because of extended vacancies, increased competition from other properties, tenants' failure to pay rent or poor management. A REIT's performance also depends on the company's ability to finance property purchases and renovations and manage its cash flows. Because REITs are typically invested in a limited number of projects or in a particular market segment, they are more susceptible to adverse developments affecting a single project or market segment than more broadly diversified investments. Loss of status as a qualified REIT or changes in the treatment of REITs under the federal tax law, could adversely affect the value of a particular REIT or the market for REITs as a whole.

- HEDGING
The fund may enter into forward foreign currency contracts to hedge against declines in the value of securities denominated in, or whose value is tied to, a currency other than the U.S. dollar or to reduce the impact of currency fluctuation on purchases and sales of such securities. Shifting the fund's currency exposure from one currency to another removes the fund's opportunity to profit from the original currency and involves a risk of increased losses for the fund if the sub-adviser's projection of future exchange rates is inaccurate.

- HYBRID INSTRUMENTS
Hybrid instruments combine elements of derivative contracts with those of another security (typically a fixed-income security). All or a portion of the interest or principal payable on a hybrid security is determined by reference to changes in the price of an underlying asset or by reference to another benchmark (such as interest rates, currency exchange rates or indices). Hybrid instruments also include convertible securities with conversion terms related to an underlying asset or benchmark. The risks of investing in hybrid instruments reflect a combination of the risks of investing in securities, options, futures, and currencies. Thus, an investment in a hybrid instrument may entail significant risks in addition to those associated with traditional fixed-income or convertible securities. Hybrid instruments are also potentially more volatile and may carry greater interest rate risks than traditional instruments. Moreover, depending on the structure of the particular hybrid, it may expose the fund to leverage risks or carry liquidity risks.

- LIQUIDITY RISKS
Liquidity risk exists when a particular derivative instrument is difficult to purchase or sell. The fund's investments in illiquid securities may reduce the returns of the fund because it maybe unable to sell the illiquid securities at an advantageous time or price.

- LEVERAGING RISK
Certain transactions may give rise to a form of leverage. Such transactions may include, among others, reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions. The use of derivatives may also create leveraging risk. To mitigate leveraging risk, the sub-adviser will segregate liquid assets or otherwise cover the transactions that may give rise to such risk. The use of leverage may cause the fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet segregation requirements. Leverage, including borrowing, may cause the fund to be more volatile than if it had not been leveraged. This is because leverage tends to exaggerate the effect of any increase or decrease in the value of the fund's portfolio securities.

- DERIVATIVES
The use of derivative instruments may involve risks different from, or greater than, the risks associated with investing directly in securities or other traditional investments. Derivatives may be

                                        83
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--------------------------------------------------------------------------------

subject to market risk, interest rate risk, and credit risk. Certain derivatives may be illiquid, which may reduce the return of the fund if it cannot sell or terminate the derivative instrument at an advantageous time or price. Some derivatives may involve the risk of improper valuation, or the risk that changes in the value of the instrument may not correlate well with the underlying asset, rate or index. As a result of inaccurate market predictions by the sub-adviser, the fund could lose the entire amount of its investment in a derivative and, in some cases, could lose more than the principal amount invested. Also, suitable derivative instruments may not be available in all circumstances, and there is no assurance that the fund will be able to engage in these transactions to reduce exposure to other risks.

- OPTIONS
Investing in financial contracts such as options involve additional risks and costs. Risks include, without limitation:

- inaccurate market predictions which may result in losses instead of gains

- prices may not match so the benefits of the transaction might be diminished and the fund may incur substantial losses

- INVESTMENT COMPANIES
To the extent that the fund invests in other investment companies such as ETFs, it bears its pro rata share of these investment companies' expenses, and is subject to the effects of the business and regulatory developments that affect these investment companies and the investment company industry generally.

- EXCHANGE TRADED FUNDS
An investment in an ETF generally presents the same primary risks as an investment in a conventional investment company (i.e., one that is not exchange-traded) that has the same investment objectives, strategies and policies. The price of an ETF can fluctuate up and down, and the fund could lose money investing in an ETF if the prices of the securities owned by the ETF go down. In addition, ETFs are subject to the following risks that do not apply to conventional funds: (i) the market price of an ETF's shares may trade above or below their net asset value; (ii) an active trading market for an ETF's shares may not develop or be maintained; or (iii) trading of an ETF's shares may be halted if the listing exchange's officials deem such action appropriate, the shares are delisted from the exchange, or the activation of market-wide "circuit breakers" (which are tied to large decreases in stock prices) halts stock trading generally.

- PORTFOLIO TURNOVER
The fund may engage in a significant number of short-term transactions, which may adversely affect the fund performance. Increased turnover results in higher brokerage costs or mark-up charges for the fund. The fund ultimately passes these costs on to shareholders. Short-term trading may also result in short-term capital gains, which are taxed as ordinary income to shareholders.

- MARKET RISK
The value of securities owned by the fund may go up or down, sometimes rapidly or unpredictably. Securities may decline in value due to factors affecting securities markets generally or particular industries.

YOU MAY LOSE MONEY IF YOU INVEST IN THIS FUND.

These and other risks are fully described in the section entitled "Explanation of Strategies and Risks" in Appendix A of this prospectus.

DISCLOSURE OF PORTFOLIO HOLDINGS
A detailed description of the fund's policies and procedures with respect to the disclosure of the fund's portfolio securities is available in the Statement of Additional Information. In addition, investors should note that the fund publishes its holdings on its website at www.transamericaidex.com 30 days after the end of each calendar quarter. Such information will generally remain online for six months or as otherwise consistent with applicable regulations.

- INVESTOR PROFILE
The fund may be appropriate for investors who seek high current income and moderate capital appreciation with an emphasis on capital protection in adverse periods.

(PERCENTAGE ICON)
PAST PERFORMANCE
---------------------------------------------------------
No performance is shown for the fund as it did not start operations until December 6, 2005. Performance information for the fund will appear in a future version of this prospectus once the fund has a full calendar year of performance information to report to investors.

(DOLLAR ICON)
FEES AND EXPENSES
---------------------------------------------------------
There is no sales charge (load) or 12b-1 distribution and service fee on Class I shares, which are currently being offered for sale only to certain asset allocation funds.

The following table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

-----------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (expenses that are deducted
from fund assets, expressed as a % of average daily net assets)(a)
                                                             CLASS I SHARES
-----------------------------------------------------------------------------
 Management fees                                                  0.80%
 Distribution and service (12b-1) fees                             N/A
 Other expenses                                                   0.28%
-----------------------------------------------------------------------------
                                                            ------------------------------
 TOTAL ANNUAL FUND OPERATING EXPENSES                             1.08%
 EXPENSE REDUCTION(B)                                             0.03%
                                                            ------------------------------
 NET OPERATING EXPENSES                                           1.05%
-----------------------------------------------------------------------------

(a) Annual fund operating expenses are based on estimates reflecting current actual expenses.
(b) Contractual arrangements have been made with the fund's investment adviser Transamerica Fund Advisors, Inc. (TFAI) through March 1, 2007, to waive fees and/or reimburse fund expenses to the extent that the fund's total expenses (excluding any distribution and service (12b-1) fee) exceed 1.05%.

EXAMPLE
This example is here to help you compare the cost of investing in this fund with the cost of investing in other mutual funds. It shows the cumulative expenses you would pay if you invested $10,000 and held your shares for various time periods, with a 5% annual return and fund operating expenses remaining the same.

                                        84
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This return is for illustrative purposes and is not guaranteed. Actual costs may be higher or lower.

-----------------------------------
 SHARE CLASS   1 YEAR     3 YEARS
-----------------------------------
      I         $107        $340
-----------------------------------

(QUESTION MARK ICON)
ADDITIONAL INFORMATION
---------------------------------------------------------

MANAGEMENT

INVESTMENT ADVISER:

   Transamerica Fund Advisors, Inc. (TFAI)
   570 Carillon Parkway
   St. Petersburg, Florida 33716-1202

For additional information about TFAI, see the section entitled "Shareholder Information - Investment Adviser" of this prospectus.

ADVISORY FEE:

TFAI receives compensation, calculated daily and paid monthly, from the fund at the indicated annual rate (expressed as a specified percentage of the fund's average daily net assets):

AVERAGE DAILY NET ASSETS
First $30 million................................    0.85%
Over $30 million up to $50 million...............    0.80%
Over $50 million.................................    0.70%

SUB-ADVISER:

   Federated Equity Management Company of Pennsylvania
   1001 Liberty Avenue
   Pittsburgh, Pennsylvania 15222-3779

SUB-ADVISORY FEE:

The sub-adviser receives monthly compensation from the investment adviser at the annual rate of a specified percentage of the fund's average daily net assets. The percentage for the fund is as follows:

First $30 million................................    0.50%
Over $30 million up to $50 million...............    0.35%
Over $50 million.................................    0.25%

PORTFOLIO MANAGER:

STEVEN J. LEHMAN, CFA, has been the fund's portfolio manager since inception. Mr. Lehman joined Federated in 1997 as a Portfolio Manager and Vice President. He has been a Senior Portfolio Manager since 1998. From 1986 to 1997, Mr. Lehman served as a Portfolio Manager, then Vice President/Senior Portfolio Manager, at First Chicago NBD. Mr. Lehman received his M.A. from the University of Chicago.

Federated Investors, Inc. has provided investment advisory services to various clients since 1955.

The Statement of Additional Information provides additional information about the portfolio manager's compensation, other accounts managed by the portfolio managers, and the portfolio manager's ownership of securities in the fund.

A discussion regarding the basis of TA IDEX's Board of Trustees' approval of the fund's advisory arrangements will be available in TA IDEX's semi-annual report for the fiscal period ending April 30, 2006.

FINANCIAL HIGHLIGHTS:

Financial Highlights for this fund are not included in this prospectus because Class I shares commenced operations on December 6, 2005.

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--------------------------------------------------------------------------------

SUMMARY OF RISKS AND RETURNS

(CHECK MARK ICON)
OBJECTIVE
---------------------------------------------------------
The objective of TA IDEX JPMorgan International Bond is to seek high total return by investing in high-quality, non-dollar denominated government and corporate debt securities of foreign issuers.

(CIRCLE I ICON)
PRINCIPAL STRATEGIES AND POLICIES
---------------------------------------------------------
The fund's sub-adviser, J. P. Morgan Investment Management Inc. (JPMorgan), seeks to achieve this objective by investing at least 80% of the fund's assets in high-quality bonds (debt securities with outstanding maturities of at least one year, under normal market conditions. A bond is deemed to be "high-quality" if it has a rating of AA- or higher from Standard & Poor's Corporation ("S&P") or Aa3 or higher from Moody's Investors Service, Inc. ("Moody's") (or is an unrated security determined to be of comparable quality by the sub-adviser)). In the case of split-rated securities, the sub-adviser will apply the higher of the ratings from S&P, Moody's and any other nationally recognized rating agency when assigning credit ratings to the fixed-income securities in the portfolio. If the credit quality of an investment declines after initial purchase, the portfolio may continue to hold the investment at the discretion of the sub-adviser. Under normal market conditions, the fund will primarily invest in non-dollar-denominated government and corporate debt securities of issuers that are economically tied to a number of countries throughout the world and expects to be invested in more than three different foreign countries.

JPMorgan determines whether to buy and sell securities for the fund by using a combination of fundamental research and bond and currency valuation models, including:

- Economic/Political Fundamentals. JPMorgan evaluates each country's economic climate and political discipline for controlling deficits and inflation.

- Expected Return. Using economic forecasts, JPMorgan projects the expected return for each country.

- Relative Value. By contrasting expected risks and returns for investments in each country, JPMorgan selects those countries expected to produce the best return at reasonable risk.

Generally, the fund will purchase only bonds denominated in foreign currencies. The fund generally limits its use of hedging strategies that may minimize the effect of currency fluctuations. However, the fund may hedge up to 25% of its total assets into U.S. dollars when the portfolio manager considers the dollar to be attractive relative to foreign currencies.

The fund also may invest in options, futures contracts, options on futures contracts, and swap agreements, provided that such investments are in keeping with the fund's investment objective.

Under adverse or unstable market conditions, the fund could invest some or all of its assets in cash, repurchase agreements and money market instruments. Although the fund would do this only in seeking to avoid losses, the fund may be unable to pursue its investment objective during that time, and it could reduce the benefit from any upswing in the market.

THIS FUND IS NON-DIVERSIFIED.

WHAT IS A NON-DIVERSIFIED FUND?
A "non-diversified" fund has the ability to take larger positions in a smaller number of issuers. To the extent a fund invests a greater portion of its assets in the securities of a smaller number of issuers, it may be more susceptible to any single economic, political or regulatory occurrence than a diversified fund and may be subject to greater loss with respect to its portfolio securities. However, to meet federal tax requirements, at the close of each quarter the fund may not have more than 25% of its total assets invested in any one issuer, and, with respect to 50% of its total assets, not more than 5% of its total assets invested in any one issuer.

(EXCLAMATION ICON)
PRINCIPAL RISKS
---------------------------------------------------------
The fund is subject to the following principal investment risks:

- FIXED-INCOME SECURITIES
The value of these securities may change daily based on changes in interest rates, and other market conditions and factors. Risks include, without limitation:

- fluctuations in market value

- changes in interest rates: the value of a fixed-income security generally decreases as interest rates rise

- length of time to maturity: the longer the duration, the more vulnerable the value of a fixed-income security is to fluctuations in interest rates

- issuers defaulting on their obligations to pay interest or return principal

- FOREIGN SECURITIES
Investments in foreign securities, including American Depositary Receipts
(ADRs), Global Depositary Receipts (GDRs) and European Depositary Receipts
(EDRs), involve risks relating to political, social and economic developments abroad, as well as risks resulting from the difference between the regulations to which U.S. and foreign issuer markets are subject. These risks may include, without limitation:

- changes in currency values

- currency speculation

- currency trading costs

- different accounting and reporting practices

- less information available to the public

- less (or different) regulation of securities markets

- more complex business negotiations

- less liquidity

- more fluctuations in prices

- delays in settling foreign securities transactions

- higher costs for holding shares (custodial fees)

- higher transaction costs

- vulnerability to seizure and taxes

- political instability and small markets

- different market trading days

- EMERGING MARKETS RISK
Investing in the securities of issuers located in or principally doing business in emerging markets bear foreign risks as discussed above. In addition, the risks associated with investing in emerging markets are often greater than investing in developed

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--------------------------------------------------------------------------------

foreign markets. Specifically, the economic structures in emerging markets countries are less diverse and mature than those in developed countries, and their political systems are less stable. Investments in emerging markets countries may be affected by national policies that restrict foreign investments. Emerging market countries may have less developed legal structures, and the small size of their securities markets and low trading volumes can make investments illiquid and more volatile than investments in developed countries. As a result, a portfolio investing in emerging market countries may be required to establish special custody or other arrangements before investing.

- CREDIT RISK
The fund could lose money if the issuer or guarantor of a fixed-income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations.

- INTEREST RATE RISK
The values of debt securities are subject to change when prevailing interest rates change. When interest rates go up, the value of debt securities and certain dividend paying stocks tends to fall. If the fund invests a significant portion of its assets in debt securities or stocks purchased primarily for dividend income and interest rates rise, then the value of your investment may decline. Investors should note that short-term interest rates are still near historic lows.

- CURRENCY RISK
When the fund invests in securities denominated in foreign currencies, it is subject to the risk that those currencies will decline in value relative to the U.S. Dollar, or, in the case of hedging positions, that the U.S. Dollar will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for reasons such as changes in interest rates, government intervention or political developments. As a result, the fund's investments in foreign currency denominated securities may reduce the returns of the fund.

- COUNTRY, SECTOR OR INDUSTRY FOCUS
To the extent the fund invests a significant portion of its assets in one or more countries, sectors or industries at any time, the fund will face a greater risk of loss due to factors affecting the single country, sector or industry than if the fund always maintained wide diversity among the countries, sectors and industries in which it invests. For example, technology companies involve risks due to factors such as the rapid pace of product change, technological developments and new competition. Their stocks historically have been volatile in price, especially over the short term, often without regard to the merits of individual companies. Banks and financial institutions are subject to potentially restrictive governmental controls and regulations that may limit or adversely affect profitability and share price. In addition, securities in that sector may be very sensitive to interest rate changes throughout the world.

- DERIVATIVES
The use of derivative instruments may involve risks different from, or greater than, the risks associated with investing directly in securities or other traditional investments. Derivatives may be subject to market risk, interest rate risk, and credit risk. Certain derivatives may be illiquid, which may reduce the return of the fund if it cannot sell or terminate the derivative instrument at an advantageous time or price. Some derivatives may involve the risk of improper valuation, or the risk that changes in the value of the instrument may not correlate well with the underlying asset, rate or index. As a result of inaccurate market predictions by the sub-adviser, the fund could lose the entire amount of its investment in a derivative and, in some cases, could lose more than the principal amount invested. Also, suitable derivative instruments may not be available in all circumstances, and there is no assurance that the fund will be able to engage in these transactions to reduce exposure to other risks.

- HEDGING
The fund may enter into forward foreign currency contracts to hedge against declines in the value of securities denominated in, or whose value is tied to, a currency other than the U.S. dollar or to reduce the impact of currency fluctuation on purchases and sales of such securities. Shifting the fund's currency exposure from one currency to another removes the fund's opportunity to profit from the original currency and involves a risk of increased losses for the fund if the sub-adviser's projection of future exchange rates is inaccurate.

- LIQUIDITY RISKS
Liquidity risk exists when a particular derivative instrument is difficult to purchase or sell. The fund's investments in illiquid securities may reduce the returns of the fund because it maybe unable to sell the illiquid securities at an advantageous time or price.

- OPTIONS
Investing in financial contracts such as options involve additional risks and costs. Risks include:

- inaccurate market predictions which may result in losses instead of gains

- prices may not match so the benefits of the transaction might be diminished and the fund may incur substantial losses

- NON-DIVERSIFICATION RISK
Focusing investments in a small number of issuers, industries or foreign currencies increases risk. Because the fund is non-diversified, it may be more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be.

- MARKET RISK
The value of securities owned by the fund may go up or down, sometimes rapidly or unpredictably. Securities may decline in value due to factors affecting securities markets generally or particular industries.

YOU MAY LOSE MONEY IF YOU INVEST IN THIS FUND.

These and other risks are fully described in the section entitled "Explanation of Strategies and Risks" in Appendix A of this prospectus.

DISCLOSURE OF PORTFOLIO HOLDINGS
A detailed description of the fund's policies and procedures with respect to the disclosure of the fund's portfolio securities is available in the Statement of Additional Information. In addition, investors should note that the fund publishes its holdings on its website at www.transamericaidex.com 30 days after the end of

TA IDEX JPMORGAN INTERNATIONAL BOND
--------------------------------------------------------------------------------

each calendar quarter. Such information will generally remain online for six months or as otherwise consistent with applicable regulations.

- INVESTOR PROFILE
This fund may be appropriate for investors who seek capital appreciation and income growth and are willing to tolerate the fluctuation in principal value associated with changes in interest rates.

(PERCENTAGE ICON)
PAST PERFORMANCE
---------------------------------------------------------
No performance is shown for the fund as it did not start operations until December 6, 2005. Performance information for the fund will appear in a future version of this prospectus once the fund has a full calendar year of performance information to report to investors.

(DOLLAR ICON)
FEES AND EXPENSES
---------------------------------------------------------
There is no sales charge (load) or 12b-1 distribution and service fee on Class I shares, which are currently being offered for sale only to certain asset allocation funds.

The following table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

----------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (expenses that are deducted
from fund assets, expressed as a % of average daily net assets)(a)
                                                            CLASS I SHARES
----------------------------------------------------------------------------
 Management fees                                                 0.55%
 Distribution and service (12b-1) fees                            N/A
 Other expenses                                                  0.23%
----------------------------------------------------------------------------
                                                           ------------------------------
 TOTAL ANNUAL FUND OPERATING EXPENSES                            0.78%
 EXPENSE REDUCTION(B)                                            0.03%
                                                           ------------------------------
 NET OPERATING EXPENSES                                          0.75%
----------------------------------------------------------------------------

(a) Annual fund operating expenses are based on estimates reflecting current actual expenses.
(b) Contractual arrangements have been made with the fund's investment adviser Transamerica Fund Advisors, Inc. (TFAI) through March 1, 2007, to waive fees and/or reimburse fund expenses to the extent that the fund's total expenses (excluding any distribution and service (12b-1) fee) exceed 0.75%.

EXAMPLE
This example is here to help you compare the cost of investing in this fund with the cost of investing in other mutual funds. It shows the cumulative expenses you would pay if you invested $10,000 and held your shares for various time periods, with a 5% annual return and fund operating expenses remaining the same. This return is for illustrative purposes and is not guaranteed. Actual costs may be higher or lower.

-----------------------------------
 SHARE CLASS   1 YEAR     3 YEARS
-----------------------------------
      I          $77        $246
-----------------------------------

(QUESTION MARK ICON)
ADDITIONAL INFORMATION
---------------------------------------------------------

MANAGEMENT

INVESTMENT ADVISER:

   Transamerica Fund Advisors, Inc. (TFAI)
   570 Carillon Parkway
   St. Petersburg, Florida 33716-1202

For additional information about TFAI, see the section entitled "Shareholder Information - Investment Adviser" of this prospectus.

ADVISORY FEE:

TFAI receives compensation, calculated daily and paid monthly, from the fund at the indicated annual rate (expressed as a specified percentage of the fund's average daily net assets):

AVERAGE DAILY NET ASSETS
First $100 million...............................    0.55%
Over $100 million up to $250 million.............    0.52%
Over $250 million up to $500 million.............    0.51%
Over $500 million up to $1 billion...............    0.50%
Over $1 billion..................................    0.47%

SUB-ADVISER:

   J. P. Morgan Investment Management Inc.
   522 Fifth Avenue
   New York, NY 10036

SUB-ADVISORY FEE:

The sub-adviser receives monthly compensation from the investment adviser at the annual rate of a specified percentage of the fund's average daily net assets. The percentage for the fund is as follows:

First $100 million...............................    0.20%
Over $100 million up to $250 million.............    0.17%
Over $250 million up to $500 million.............    0.16%
Over $500 million up to $1 billion...............    0.15%
Over $1 billion..................................    0.12%

PORTFOLIO MANAGER:

JULIAN LE BERON, CFA, is Portfolio Manager in the JPMorgan International Fixed-Income Group and has been a member of the team since October 2002. He joined JPMorgan in 1997 as a portfolio manager. He previously worked as a portfolio risk analyst in the Fleming Asset Management Fixed-Income department. He has a Bachelor of Science degree in management from the London School of Economics.

The Statement of Additional Information provides additional information about the portfolio manager's compensation, other accounts managed by the portfolio manager, and the portfolio manager's ownership of securities in the fund.

A discussion regarding the basis of TA IDEX's Board of Trustees' approval of the fund's advisory arrangements will be available in

TA IDEX JPMORGAN INTERNATIONAL BOND
--------------------------------------------------------------------------------

TA IDEX's semi-annual report for the fiscal period ending April 30, 2006.

FINANCIAL HIGHLIGHTS:

Financial Highlights for this fund are not included in this prospectus because Class I shares commenced operations December 6, 2005.

TA IDEX MARSICO INTERNATIONAL GROWTH
--------------------------------------------------------------------------------

SUMMARY OF RISKS AND RETURNS

(CHECK MARK ICON)
OBJECTIVE
---------------------------------------------------------
The objective of TA IDEX Marsico International Growth is to seek long term growth of capital.

(CIRCLE I ICON)
PRINCIPAL STRATEGIES AND POLICIES
---------------------------------------------------------
The fund's sub-adviser, Columbia Management Advisors, LLC (Columbia), has entered into an agreement with Marsico Capital Management, LLC (Marsico), under which Marsico provides portfolio management to the fund. Marsico seeks to achieve the fund's objective by investing primarily (no less than 65% of its total assets) in:

- common stocks of foreign companies that are selected for their long-term growth potential.

The fund may invest in companies of any size throughout the world. The fund normally invests in issuers from at least three different countries, not including the United States, and generally maintains a core position of between 35 and 50 common stocks. The fund may hold a limited number of additional common stocks at times such as when the portfolio manager is accumulating new positions, phasing out existing positions, or responding to exceptional market conditions. The fund may invest in common stocks of companies operating in emerging markets. International investing involves additional risks, including currency fluctuations and economic and political instability.

In selecting investments for the fund, Marsico uses an approach that combines "top-down" macroeconomic analysis with "bottom-up" stock selection.

The "top-down" approach takes into consideration such macro-economic factors as interest rates, inflation, demographics, the regulatory environment and the global competitive landscape. In addition, Marsico may also examine other factors that may include, without limitation, the most attractive global investment opportunities, industry consolidation, and the sustainability of financial trends observed. As a result of the "top-down" analysis, Marsico seeks to identify sectors, industries and companies that may benefit from the overall trends Marsico has observed.

Marsico then looks for individual companies with earnings growth potential that may not be recognized by the market at large. In determining whether a particular company may be a suitable investment, Marsico may focus on any of a number of different attributes that may include, without limitation, the company's specific market expertise or dominance; its franchise durability and pricing power; solid fundamentals (e.g., a strong balance sheet, improving returns on equity, the ability to generate free cash flow, apparent use of conservative accounting standards, and transparent financial disclosure); strong and ethical management; commitment to shareholder interests; and reasonable valuations in the context of projected growth rates. This process is called bottom-up stock selection.

As part of this fundamental, bottom-up research, Marsico may visit with various levels of a company's management, as well as with (as relevant) its customers, suppliers, distributors and competitors. Marsico also may prepare detailed earnings and cash flow models of companies. These models may assist Marsico in projecting potential earnings growth and other important company financial characteristics under different scenarios. Each model is typically customized to follow a particular company and is generally intended to replicate and describe a company's past, present and potential future performance. The models may include quantitative information and detailed narratives that reflect updated interpretations of corporate data and company and industry developments.

Marsico may reduce or sell investments in portfolio companies if, in the opinion of Marsico, a company's fundamentals change substantively, its stock price appreciates excessively in relation to fundamental earnings growth prospects, the company appears not to realize its growth potential, or there are more attractive investment opportunities elsewhere.

The fund's core investments generally are comprised of well-known, established growth companies. However, the fund also may typically include more aggressive growth companies, and companies undergoing significant changes: e.g., the introduction of a new product line, the appointment of a new management team, or an acquisition. As a result, the fund may invest in certain companies for relatively short periods of time. Such short-term activity may cause the fund to incur higher transaction cost (which may adversely affect the fund's performance) and may increase taxable distributions for shareholders.

Under adverse or unstable market conditions, the fund could invest some or all of its assets in cash, repurchase agreements and money market instruments. Although the fund would do this only in seeking to avoid losses, the fund may be unable to pursue its investment objective during that time, and it could reduce the benefit from any upswing in the market.

(EXCLAMATION ICON)
PRINCIPAL RISKS
---------------------------------------------------------
The fund is subject to the following principal investment risks:

- STOCKS
While stocks have historically outperformed other investments over the long term, their prices tend to go up and down more dramatically over the shorter term. These price movements may result from factors affecting individual companies, industries or the securities market as a whole. Because the stocks the fund holds fluctuate in price, the value of your investments in the fund will go up and down.

- GROWTH STOCKS
Growth stocks can be volatile for several reasons. Since growth companies usually reinvest a high proportion of their earnings in their own businesses, they may lack the dividends often associated with the value stocks that could cushion their decline in a falling market. Also, since investors buy growth stocks because of their expected superior earnings growth, earnings disappointments often result in sharp price declines. Certain types of growth stocks, particularly technology stocks, can be extremely volatile and subject to greater price swings than the broader market.

- FOREIGN SECURITIES
Investments in foreign securities, including American Depositary receipts
(ADRs), Global Depositary Receipts (GDRs) and European Depositary Receipts
(EDRs), involve risks relating to political, social and economic developments abroad, as well as

TA IDEX MARSICO INTERNATIONAL GROWTH
--------------------------------------------------------------------------------

risks resulting from the difference between the regulations to which U.S. and foreign issuer markets are subject. These risks may include, without limitation:

- changes in currency values

- currency speculation

- currency trading costs

- different accounting and reporting practices

- less information available to the public

- less (or different) regulation of securities markets

- more complex business negotiations

- less liquidity

- more fluctuations in securities prices

- delays in settling foreign securities transactions
- higher costs for holding shares (custodial fees)

- higher transaction costs

- vulnerability to seizure and taxes

- political instability and small markets

- different market trading days

- EMERGING MARKETS RISK
Investing in the securities of issuers located in or principally doing business in emerging markets bear foreign risks as discussed above. In addition, the risks associated with investing in emerging markets are often greater than investing in developed foreign markets. Specifically, the economic structures in emerging markets countries are less diverse and mature than those in developed countries, and their political systems are less stable. Investments in emerging markets countries may be affected by national policies that restrict foreign investments. Emerging market countries may have less developed legal structures, and the small size of their securities markets and low trading volumes can make investments illiquid and more volatile than investments in developed countries. As a result, a portfolio investing in emerging market countries may be required to establish special custody or other arrangements before investing.

- CURRENCY RISK
When the fund invests in securities denominated in foreign currencies, it is subject to the risk that those currencies will decline in value relative to the U.S. Dollar, or, in the case of hedging positions, that the U.S. Dollar will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for reasons such as changes in interest rates, government intervention or political developments. As a result, the fund's investments in foreign currency denominated securities may reduce the returns of the fund.

- DEFAULT RISK
The fund is also subject to the risk that the issuer of a security in which it invests may fail to pay the principal or interest payments when due. This will lower the return from, and the value of, the security, which will lower the performance of the fund.

- MARKET RISK
The value of securities owned by the fund may go up or down, sometimes rapidly or unpredictably. Securities may decline in value due to factors affecting securities markets generally or particular industries.

YOU MAY LOSE MONEY IF YOU INVEST IN THIS FUND.

These and other risks are fully described in the section entitled "Explanation of Strategies and Risks" in Appendix A of this prospectus.

DISCLOSURE OF PORTFOLIO HOLDINGS
A detailed description of the fund's policies and procedures with respect to the disclosure of the fund's portfolio securities is available in the Statement of Additional Information. In addition, investors should note that the fund publishes its holdings on its website at www.transamericaidex.com 30 days after the end of each calendar quarter. Such information will generally remain online for six months or as otherwise consistent with applicable regulations.

- INVESTOR PROFILE
This fund may be appropriate for investors who seek long term growth of capital and who can tolerate fluctuations inherent in international stock investing.

(PERCENTAGE ICON)
PAST PERFORMANCE
---------------------------------------------------------
The bar chart and the table below provide some indication of the risks of investing in the fund by showing you how the fund's performance has varied from year to year, and how the fund's average annual total returns for different periods compare to the returns of a broad measure of market performance, the Morgan Stanley Capital International Europe, Australasia, and Far East Index (MSCI-EAFE Index), a widely recognized unmanaged index of market performance which includes stocks traded on 16 exchanges in Europe, Australia, and the Far East, weighted by capitalization. The bar chart does not reflect the impact of sales charges, which, if reflected, would lower the returns. The table includes deduction of applicable Class A sales charges. Absent limitation of the fund's expenses, total returns would be lower. As with all mutual funds, past performance (before and after taxes) is not a prediction of future results.

YEAR-BY-YEAR TOTAL RETURN as of 12/31 each year (%)

                                 CLASS I SHARES
[BAR GRAPH]                    ------------------

2005                                                                             19.01

-----------------------------------------------------------------
CLASS I SHARES                    QUARTER ENDED       RETURN
-----------------------------------------------------------------
  Best Quarter:                    09/30/2005         12.50%
-----------------------------------------------------------------
  Worst Quarter:                   03/31/2005         (2.85)%
-----------------------------------------------------------------

TA IDEX MARSICO INTERNATIONAL GROWTH
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/05(1)

---------------------------------------------------------------------
                                                            LIFE OF
                                               1 YEAR       FUND(2)
---------------------------------------------------------------------
 Return before taxes                           19.01%       21.90%
---------------------------------------------------------------------
 Return after taxes on distribution(3)         18.70%       21.49%
---------------------------------------------------------------------
 Return after taxes on distributions and
 sale of fund shares(3)                        12.76%       18.56%
---------------------------------------------------------------------
 MSCI-EAFE Index (reflects no deduction for
 fees, expenses, or taxes)                     14.02%       19.42%
---------------------------------------------------------------------

(1) Actual returns may depend on the investor's individual tax situation. After-tax returns may not be relevant if the investment is made through a tax-exempt or tax-deferred account, such as a 401(k) plan. After-tax returns are presented for only one class and returns for other classes will vary.
(2) Class I shares commenced operations on November 8, 2004.
(3) The after-tax returns are calculated using the historic highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

(DOLLAR ICON)
FEES AND EXPENSES
---------------------------------------------------------
There is no sales charge (load) or other transaction fees as Class I shares for this fund are for investment by strategic asset allocation funds only.

The following table describes the fees and expenses that you may pay if you busy and hold shares of the fund.

----------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (expenses that are deducted
from fund assets, expressed as a % of average daily net assets)(a)
                                                            CLASS I SHARES
----------------------------------------------------------------------------
 Management fees                                                 1.05%
 Distribution and service (12b-1) fees                            N/A
 Other expenses                                                  0.11%
----------------------------------------------------------------------------
                                                           ------------------------------
 TOTAL ANNUAL FUND OPERATING EXPENSES                            1.16%
 EXPENSE REDUCTION(B)                                            0.00%
                                                           ------------------------------
 NET OPERATING EXPENSES                                          1.16%
----------------------------------------------------------------------------

(a) Annual fund operating expenses are based on the fund's expenses for the fiscal year ended October 31, 2005, restated to reflect current expenses, contractual advisory fees and/or expense limits.
(b) Contractual arrangements have been made with the fund's investment adviser, Transamerica Fund Advisors, Inc. (TFAI), through March 1, 2007, to waive fees and/or reimburse fund expenses to the extent that the fund's total operating expenses (excluding any distribution and service (12b-1) fee) exceed 1.31%. TFAI is entitled to reimbursement by the fund of fees waived or expenses reduced during any of the previous 36 months beginning on the date of the expense limitation agreement if on any day the estimated annualized fund operating expenses are less than 1.31%.

EXAMPLE
This example is here to help you compare the cost of investing in this fund with that of other mutual funds. It shows the cumulative expenses you would pay if you invested $10,000 and held your shares for various time periods, with a 5% annual return and fund operating expenses remaining the same. This return is for illustration purposes and is not guaranteed. Actual costs may be higher or lower.

-------------------------------------------------------
 SHARE CLASS   1 YEAR   3 YEARS   5 YEARS    10 YEARS
-------------------------------------------------------
      I         $118     $368      $638       $1,409
-------------------------------------------------------

(QUESTION MARK ICON)
ADDITIONAL INFORMATION
---------------------------------------------------------

MANAGEMENT

INVESTMENT ADVISER:

   Transamerica Fund Advisors, Inc. (TFAI)
   570 Carillon Parkway
   St. Petersburg, Florida 33716-1202

For additional information about TFAI, see the section entitled "Shareholder Information - Investment Adviser" of this prospectus.

ADVISORY FEE:

TFAI receives compensation, calculated daily and paid monthly, from the fund at the indicated annual rate (expressed as a specified percentage of the fund's average daily net assets):

AVERAGE DAILY NET ASSETS
First $300 million...............................    1.06%
$300 million up to $400 million..................    1.01%
$400 million up to $1 billion....................    0.96%
Over $1 billion..................................    0.91%

For the fiscal year ended October 31, 2005, the fund paid an advisory fee of 1.05% of the fund's average daily net assets.

SUB-ADVISER:

   Columbia Management Advisors, LLC
   101 S. Tryon Street
   Charlotte, North Carolina 28255

SUB-ADVISORY FEE:

The sub-adviser receives monthly compensation from the investment adviser at the annual rate of a specified percentage of the fund's average daily net assets. The percentage for the fund is as follows:

First $300 million...............................    0.50%
From $300 million to $400 million................    0.45%
From $400 million to $1 billion..................    0.40%
Over $1 billion..................................    0.35%

PORTFOLIO MANAGER:

JAMES G. GENDELMAN is the portfolio manager of TA IDEX Marsico International Growth. Prior to joining Marsico Capital Management, LLC in May of 2000, Mr. Gendelman spent thirteen years as a Vice President of International Sales for Goldman, Sachs & Co. He holds a bachelors degree in Accounting from Michigan State University and a MBA in Finance from the University of Chicago. Mr. Gendelman was a certified public accountant for Ernst & Young from 1983 to 1985.

The SAI provides additional information about the portfolio manager's compensation, other accounts managed by the portfolio manager, and the portfolio manager's ownership of securities in the fund.

A discussion regarding the basis of TA IDEX's Board of Trustees' approval of the fund's advisory arrangements will be available in TA IDEX's semi-annual report for the fiscal period ending April 30, 2006.

TA IDEX MARISCO INTERNATIONAL GROWTH
----------------------------------------------------------------

FINANCIAL HIGHLIGHTS:

The Financial Highlights table is intended to help you understand the fund's performance for as long as it has been operating. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate an investor would have earned (or lost) on an investment in the fund for the period shown, assuming reinvestment of all dividends and distributions. This information through October 31, 2005 has been derived from financial statements audited by PricewaterhouseCoopers LLP, whose report, along with the fund's financial statements, is included in the 2005 Annual Report, which is available to you upon request.

For a share of beneficial interest outstanding throughout the period:

                                    CLASS I
                                  -----------
                                    For the
                                    Period
                                     Ended
                                  October 31,
                                  2005(d)(g)
                                  -----------
Net Asset Value, Beginning of
 Period                              $10.00

Investment Operations:
 Net Investment Income (Loss)          0.16
 Net Realized and Unrealized
   Gain (Loss)                         0.99
                                  ===========
   Total Operations                    1.15
                                  ===========
Distributions:
 From Net Investment Income           (0.04)
 From Net Realized Gains                  -
                                  ===========
   Total Distributions                (0.04)
Net Asset Value, End of Period       $11.11
                                  ===========

Total Return(c)                       11.49%
Net Assets, End of Period
 (000's)                           $281,692
Ratios/Supplemental Data:
 Ratio of Expenses to Average
   Net Assets(a)
   Net(e)                              1.18%
   Total(f)                            1.18%
 Net Investment Income (Loss) to
   Average Net Assets(a)               1.52%
Portfolio Turnover Rate(b)              145%

---------------

(a) Annualized.

(b) Not annualized.

(c) Total Return has been calculated for the applicable period without deduction of a sales load, if any, on a initial purchase. Periods of less than one year are not annualized.

(d) Per share information is calculated based on average number of shares outstanding.

(e) Ratio of Net Expenses to Average Net Assets is net of fee waivers and reimbursements by the investment adviser, if any.

(f) Ratio of Total Expenses to Average Net Assets includes all expenses before fee waivers and reimbursements by the investment adviser.

(g) TA IDEX Marsico International Growth ("the Fund") commenced operations on November 8, 2004.

TA IDEX MERCURY GLOBAL ALLOCATION
--------------------------------------------------------------------------------

SUMMARY OF RISKS AND RETURNS

(CHECK MARK ICON)
OBJECTIVE
---------------------------------------------------------
The objective of TA IDEX Mercury Global Allocation is to provide high total investment return.

(CIRCLE I ICON)
PRINCIPAL STRATEGIES AND POLICIES
---------------------------------------------------------
The fund's sub-adviser, Fund Asset Management, L.P., doing business as Mercury Advisors (Mercury), seeks to achieve this objective through a fully managed investment policy utilizing United States and foreign equity securities, debt and money market securities, the combination of which may be varied from time to time both with respect to types of securities and markets in response to changing market and economic trends. The fund will invest its assets in issuers: that are economically tied to a number of countries throughout the world and expects to be invested in more than three different foreign countries. There is no limit on the percentage of assets the fund can invest in a particular type of security. The fund generally seeks diversification across markets, countries, industries and issuers as one of its strategies to reduce volatility. The fund has no geographic limits on where its investments may be located.

The fund uses its investment flexibility to create a portfolio of assets that, over time, tends to be relatively balanced between equity and debt securities and that is widely diversified among many individual investments. At any given time, however, the fund may emphasize either debt securities or equity securities. While the fund can, and does, look for investments in all the markets of the world, it will typically invest a majority of its assets in the securities of corporate and governmental issuers located in North and South America, Europe, Australia and the Far East. The fund may invest in both developed and emerging markets. Mercury tries to identify the long term trends and changes that could benefit particular markets and/or industries relative to other markets and industries. Mercury will consider such factors as the rate of economic growth, natural resources, capital reinvestment and the social and political environment when selecting a market. In deciding between equity and debt investments, Mercury looks at a number of factors, including the relative opportunity for capital appreciation, capital recovery risk, dividend yields and the level of interest rates paid on debt securities of different maturities.

The fund may also, from time to time, identify certain real assets, such as real estate or precious metals, that Mercury believes will increase in value because of economic trends and cycles or political or other events. The fund may invest a portion of its assets in securities related to those real assets such as stock, fixed-income securities or convertible securities issued by real estate investment trusts.

The fund can invest in all types of equity securities, including common stock, preferred stock, warrants and stock purchase rights of companies of any market capitalization. In selecting stocks and other securities that are convertible into stocks, Mercury emphasizes stocks that it believes are undervalued. Mercury places particular emphasis on companies with below average price/earnings ratios or that may pay above average dividends. The fund may also seek to invest in the stock of smaller or emerging growth companies that it expects will provide a higher total return than other equity investments. Investing in smaller or emerging growth companies involves greater risk than investing in more established companies.

The fund can invest in all types of debt securities of varying maturities, including U.S. and foreign government bonds, corporate bonds and convertible bonds, mortgage and asset backed securities, bank loans, and securities issued or guaranteed by certain international organizations such as the World Bank.

The fund may invest up to 35% of its total assets in "junk" bonds, corporate loans and distressed securities. Junk bonds are bonds that are rated below investment grade by independent rating agencies or are bonds that are not rated but which Mercury considers to be of comparable quality. The fund will invest in these securities only when Mercury believes that they will provide an attractive total return, relative to their risk, as compared to higher quality debt securities.

The fund may use derivatives to seek to increase the return of the fund and to hedge (or protect) the value of its assets against adverse movements in currency exchange rates, interest rates and movements in the securities markets. while these instruments involve certain risks, the fund will not engage in certain strategies that are considered highly risky and speculative.

The fund may invest in securities that provide a return based on fluctuations in a stock or other financial index. For example, the fund may invest in a security that increases in value with the price of a particular securities index. In some cases, the return on the security may be inversely related to the price of the index. This means that the value of the security will rise as the price of the index falls and vice versa. Although these types of securities may make it easier for the fund to access other markets or hedge risks of other assets held by the fund these securities are subject to the risks related to the underlying index or other assets.

The fund may also lend its portfolio securities, may hold non-US dollar cash investments, and may invest uninvested cash balances in affiliated money market funds.

Under adverse or unstable market conditions, the fund may invest some or all of its assets in cash, repurchase agreements and money market instruments. Although the fund would do this only in seeking to avoid losses, the fund may be unable to pursue its investment objective during that time, and it could reduce the benefit from any upswing in the market.

(EXCLAMATION ICON)
PRINCIPAL RISKS
---------------------------------------------------------
The fund is subject to the following principal investment risks:

- STOCKS
While stocks have historically outperformed other investments over the long term, their prices tend to go up and down more dramatically over the shorter term. These price movements may result from factors affecting individual companies, industries or the securities market as a whole. Because the stocks the fund holds may fluctuate in price, the value of your investment in the fund will go up and down.

- VALUE RISK
The value approach carries the risk that the market will not recognize a security's intrinsic value for a long time, or that a stock considered to be undervalued may actually be appropriately priced.

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--------------------------------------------------------------------------------

- FOREIGN SECURITIES
Investments in foreign securities, including American Depositary Receipts
(ADRs), Global Depositary Receipts (GDRs), and European Depositary Receipts
(EDRs), involves risks relating to political, social and economic developments abroad, as well as risks resulting from the differences between the regulations to which U.S. and foreign issuer markets are subject. These risks may include, without limitation:

- changes in currency values

- currency speculation

- currency trading costs

- different accounting and reporting practices

- less information available to the public

- less (or different) regulation of securities markets

- more complex business negotiations

- less liquidity

- more fluctuations in prices

- delays in settling foreign securities transactions

- higher costs for holding shares (custodial fees)

- higher transaction costs

- vulnerability to seizure and taxes

- political instability and small markets

- different market trading days

- SMALL- OR MEDIUM-SIZED COMPANIES
Investing in small- and medium-sized companies involves greater risk than is customarily associated with more established companies. Stocks of such companies may be subject to more volatility in price than larger company securities. Among the reasons for the greater price volatility are the less certain growth prospects of smaller companies, the lower degree of liquidity in the markets for such securities, and the greater sensitivity of smaller companies to changing economic conditions. Small companies often have limited product lines, markets, or financial resources and their management may lack depth and experience. Such companies usually do not pay significant dividends that could cushion returns in a falling market.

- CURRENCY RISK
When the fund invests in securities denominated in foreign currencies, it is subject to the risk that those currencies will decline in value relative to the U.S. Dollar, or, in the case of hedging positions, that the U.S. Dollar will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for reasons such as changes in interest rates, government intervention or political developments. As a result, the fund's investments in foreign currency denominated securities may reduce the returns of the fund.

- INTEREST RATE RISK
The values of debt securities are subject to change when prevailing interest rates change. When interest rates go up, the value of debt securities and certain dividend paying stocks tends to fall. If the fund invests a significant portion of its assets in debt securities or stocks purchased primarily for dividend income and interest rates rise, then the value of your investment may decline. Investors should note that short-term interest rates are still near historic lows.

- LIQUIDITY RISK
Liquidity risk exists when particular investments are difficult to purchase or sell. The fund's investments in illiquid securities may reduce the returns of the fund because it may be unable to sell the illiquid securities at an advantageous time or price.

- PREFERRED STOCKS
Preferred stocks may include the obligation to pay a stated dividend. Their price could depend more on the size of the dividend than on the company's performance. If a company fails to pay the dividend, its preferred stock is likely to drop in price. Changes in interest rates can also affect their price.

- CONVERTIBLE SECURITIES
Convertible securities may include corporate notes or preferred stock, but ordinarily are a long-term debt obligation of the issuer convertible at a stated exchange rate into common stock of the issuer. As with all debt securities, the market value of convertible securities tends to decline as interest rates increase. Convertible securities generally offer lower interest or dividend yields than non-convertible securities of similar quality. However, when the market price of the common stock underlying a convertible security exceeds the conversion price, the price of the convertible security tends to reflect the value of the underlying common stock.

- FIXED-INCOME SECURITIES
The value of these securities may change daily based on changes in interest rates, and other market conditions and factors, risks include, without limitation:

- fluctuation in market value

- changes in interest rates: the value of a fixed-income security generally decreases as interest rate rise

- length of time to maturity: the longer the duration, the more vulnerable the value of a fixed-income security is to fluctuations in interest rates

- issuers defaulting on their obligations to pay interest or return principal.

- DISTRESSED SECURITIES
The fund may invest in distressed securities. Distressed securities are speculative and involve substantial risks. Generally, the fund will invest in distressed securities when the sub-adviser believes they offer significant potential for higher returns or can be exchanged for other securities that offer this potential. However, there can be no assurance that the fund will achieve these returns or that the issuer will make an exchange offer or adopt a plan of reorganization. The fund will generally not receive interest payments on the distressed securities and may incur costs to protect its investment. In addition, distressed securities involve the substantial risk that principal will not be repaid. Distressed securities and any securities received in an exchange for such securities may be subject to restrictions on resale.

- HIGH YIELD DEBT SECURITY RISK
High yield debt securities, or junk bonds, are securities which are rated below "investment grade" or are not rated, but are of equivalent quality. High yield debt securities range from those for which the prospect for repayment of principal and interest is predominantly speculative to those which are currently in default on principal or interest payments. A fund portfolio with high yield debt securities may be more susceptible to credit risk and market

                                        95
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TA IDEX MERCURY GLOBAL ALLOCATION
--------------------------------------------------------------------------------

risk than a portfolio that invests only in higher quality debt securities because these lower-rated debt securities are less secure financially and more sensitive to downturns in the economy. In addition, the secondary market for such securities may not be as liquid as that for more highly rated debt securities. As a result, the fund's sub-adviser may find it more difficult to sell these securities or may have to sell them at lower prices. High yield securities are not generally meant for short-term investing.

- INTEREST RATE RISK
The values of debt securities are subject to change when prevailing interest rates change. When interest rates go up, the value of debt securities and certain dividend paying stocks tends to fall. If the fund invests a significant portion of its assets in debt securities or stocks purchased primarily for dividend income and interest rates rise, then the value of your investment may decline. Investors should note that short-term interest rates are still near historic lows.

- PRECIOUS METAL RELATED SECURITIES
Prices of precious metals and of precious metal related securities historically have been very volatile. The high volatility of precious metal prices may adversely affect the financial condition of companies involved with precious metals. The production and sale of precious metals by governments or central banks or other larger holders can be affected by various economic, financial social and political factors, which may be unpredictable and may have a significant impact on the prices of precious metals. Other factors that may affect the prices of precious metals and securities related to them include changes in inflation, the outlook for inflation and changes in industrial and commercial demand for precious metals.

- CREDIT RISK
The fund could lose money if the issuer or guarantor of a fixed-income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations.

- REAL ESTATE SECURITIES
Investments in the real estate industry are subject to risks associated with direct investment in real estate. These risks may include:

- Declining real estate value

- Risks relating to general and local economic conditions

- Over-building

- Increased competition for assets in local and regional markets

- Increases in property taxes

- Increases in operating expenses or interest rates

- Change in neighborhood value or the appeal of properties to tenants

- Insufficient levels of occupancy

- Inadequate rents to cover operating expenses

The performance of securities issued by companies in the real estate industry also may be affected by prudent management of insurance risks, adequacy of financing available in capital markets, competent management, changes in applicable laws and government regulations (including taxes) and social and economic trends.

- WARRANTS AND RIGHTS
Warrants and rights may be considered more speculative than certain other types of investments because they do not entitle a holder to the dividends or voting rights for the securities that may be purchased. They do not represent any rights in the assets of the issuing company. Also, the value of a warrant or right does not necessarily change with the value of the underlying securities. A warrant or right ceases to have value if it is not exercised prior to the expiration date.

- HEDGING
The fund may enter into forward foreign currency contracts to hedge against declines in the value of securities denominated in, or whose value is tied to, a currency other than the U.S. dollar or to reduce the impact of currency fluctuation on purchases and sales of such securities. Shifting the fund's currency exposure from one currency to another removes the fund's opportunity to profit from the original currency and involves a risk of increased losses for the fund if the sub-adviser's projection of future exchange rates is inaccurate.

- DERIVATIVES
The use of derivative instruments may involve risks different from, or greater than, the risks associated with investing directly in securities or other traditional investments. Derivatives may be subject to market risk, interest rate risk, and credit risk. Certain derivatives may be illiquid, which may reduce the return of the fund if it cannot sell or terminate the derivative instrument at an advantageous time or price. Some derivatives may involve the risk of improper valuation, or the risk that changes in the value of the instrument may not correlate well with the underlying asset, rate or index. As a result of inaccurate market predictions by the sub-adviser, the fund could lose the entire amount of its investment in a derivative and, in some cases, could lose more than the principal amount invested. Also, suitable derivative instruments may not be available in all circumstances, and there is no assurance that the fund will be able to engage in these transactions to reduce exposure to other risks.

- SECURITIES LENDING
The fund may lend securities to other financial institutions that provide cash or other securities as collateral. This involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, the fund may lose money and there may be a delay in recovering the loaned securities. The fund could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. These events could trigger adverse tax consequences to the fund.

- SYNDICATED BANK LOANS
The fund may invest in certain commercial loans generally known as "syndicated bank loans" by acquiring participations or assignments in such loans. The lack of a liquid secondary market for such securities may have an adverse impact on the value of the securities and the fund's ability to dispose of particular assignments or participations when necessary to meet redemptions of shares or to meet the fund's liquidity needs. When purchasing a participation, the fund may be subject to the credit risks of both the borrower and the lender that is selling the participation. When purchasing a loan assignment, the fund acquires direct rights against the borrowers, but only to the extent of those held by the assigning lender. Investment in loans through a direct assignment from the financial institution's interests with respect to a loan may involve additional risks to the

                                        96
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TA IDEX MERCURY GLOBAL ALLOCATION
--------------------------------------------------------------------------------

fund. It is also unclear whether loans and other forms of direct indebtedness offer securities law protections against fraud and representation. In the absence of definitive regulatory guidance, the fund relies on its sub-adviser's research in an attempt to avoid situations where fraud or misrepresentation could adversely affect the fund.

- MARKET RISK
The value of securities owned by the fund may go up or down, sometimes rapidly or unpredictably. Securities may decline in value due to factors affecting securities markets generally or particular industries.
YOU MAY LOSE MONEY IF YOU INVEST IN THIS FUND.

These and other risks are fully described in the section entitled "Explanation of Strategies and Risks" in Appendix A of this prospectus.

DISCLOSURE OF PORTFOLIO HOLDINGS

A detailed description of the fund's policies and procedures with respect to the disclosure of the fund's portfolio securities is available in the Statement of Additional Information. In addition, investors should note that the fund publishes its holdings on its website at www.transamericaidex.com 30 days after the end of each calendar quarter. Such information will generally remain online for six months or as otherwise consistent with applicable regulations.

- INVESTOR PROFILE
The fund may be appropriate for investors who seek to maximize returns and who can tolerate substantial volatility in the value of their principal.

(PERCENTAGE ICON)
PAST PERFORMANCE
---------------------------------------------------------
No performance is shown for the fund as it did not start operations until December 6, 2005. Performance information for the fund will appear in a future version of this prospectus once the fund has a full calendar year of performance information to report to investors.

(DOLLAR ICON)
FEES AND EXPENSES
---------------------------------------------------------
There is no sales charge (load) or 12b-1 distribution and service fee on Class I shares, which are currently being offered for sale only to certain asset allocation funds.

The following table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

----------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (expenses that are deducted
from fund assets, expressed as a % of average daily net assets)(a)
                                                             CLASS I SHARES
----------------------------------------------------------------------------
 Management fees                                                 0.75%
 Distribution and service (12b-1) fees                            N/A
 Other expenses                                                  0.15%
----------------------------------------------------------------------------
                                                            ------------------------------
 TOTAL ANNUAL FUND OPERATING EXPENSES                            0.90%
 EXPENSE REDUCTION(B)                                            0.00%
                                                            ------------------------------
 NET OPERATING EXPENSES                                          0.90%
----------------------------------------------------------------------------

(a) Annual fund operating expenses are based on estimates reflecting current actual expenses.
(b) Contractual arrangements have been made with the fund's investment adviser Transamerica Fund Advisors, Inc. (TFAI) through March 1, 2007, to waive fees and/or reimburse fund expenses to the extent that the fund's total expenses (excluding any distribution and service (12b-1) fee) exceed 1.00%.

EXAMPLE
This example is here to help you compare the cost of investing in this fund with the cost of investing in other mutual funds. It shows the cumulative expenses you would pay if you invested $10,000 and held your shares for various time periods, with a 5% annual return and fund operating expenses remaining the same. This return is for illustrative purposes and is not guaranteed. Actual costs may be higher or lower.

---------------------------------
SHARE CLASS    1 YEAR    3 YEARS
---------------------------------
      I         $92       $287
---------------------------------

(QUESTION MARK ICON)
ADDITIONAL INFORMATION
---------------------------------------------------------

MANAGEMENT

INVESTMENT ADVISER:

   Transamerica Fund Advisors, Inc. (TFAI)
   570 Carillon Parkway
   St. Petersburg, Florida 33716-1202

ADVISORY FEE:

TFAI receives compensation, calculated daily and paid monthly, from the fund at the indicated annual rate (expressed as a specified percentage of the fund's average daily net assets):

AVERAGE DAILY NET ASSETS
First $100 million...............................    0.80%
Over $100 million................................    0.72%

For additional information about TFAI, see the section entitled "Shareholder Information - Investment Adviser" of this prospectus.

SUB-ADVISER:

   Fund Asset Management, LP,
   doing business as Mercury Advisors
   800 Scudders Mill Road
   Plainsboro, NJ 08536

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SUB-ADVISORY FEE:

The sub-adviser receives monthly compensation from the investment adviser at the annual rate of a specified percentage of the fund's average daily net assets. The percentage for the fund is as follows:

First $100 million...............................    0.44%
Over $100 million................................    0.32%

PORTFOLIO MANAGERS:

The fund is managed by members of a team of investment professionals who participate in the team's research process and stock selection. Dennis W. Stattman, Senior Portfolio Manager and Dan Chamby, Associate Portfolio Manager are jointly and primarily responsible for the day-to-day management of the fund.

DENNIS W. STATTMAN, CFA, has been a Managing Director of Merrill Lynch Investment Managers ("MLIM") since 1998 and Senior Portfolio Manager since 2002. Mercury Advisors is a dba name for Fund Asset Management, LP (FAM). Both FAM and Merrill Lynch Investment Managers are indirect, wholly owned subsidiaries of Merrill Lynch & Co. From 2000 to 2002 he was a Co-Senior Portfolio Manager on the MLIM Global Allocation team. He joined MLIM in 1989 as an Associate Portfolio Manager.

DAN CHAMBY, CFA, has been a Director of MLIM since 2000 and Associate Portfolio Manager since 2003. Mr. Chamby holds a bachelor's degree from Duquesne University and an MBA from the Wharton School of the University of Pennsylvania.

Mercury Advisors and its affiliated investment advisors have provided investment advisory services to various clients for more than 30 years.

The Statement of Additional Information provides additional information about the portfolio managers' compensation, other accounts managed by the portfolio managers, and the portfolio managers' ownership of securities in the fund.

A discussion regarding the basis of TA IDEX's Board of Trustees' approval of the fund's advisory arrangements will be available in TA IDEX's semi-annual report for the fiscal period ending April 30, 2006.

FINANCIAL HIGHLIGHTS:

Financial Highlights for this fund are not included in this prospectus because Class I shares commenced operations December 6, 2005.

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TA IDEX NEUBERGER BERMAN INTERNATIONAL
--------------------------------------------------------------------------------

SUMMARY OF RISKS AND RETURNS

(CHECK MARK ICON)
OBJECTIVE
---------------------------------------------------------
The objective of TA IDEX Neuberger Berman International is long-term growth of capital.

(CIRCLE I ICON)
PRINCIPAL STRATEGIES AND POLICIES
---------------------------------------------------------
The fund's sub-adviser, Neuberger Berman Management, Inc. (Neuberger), seeks to achieve this objective by investing the assets of the fund primarily in common stocks of foreign companies of any size, including companies that are economically tied to developed and emerging industrialized markets. Under normal market conditions, the fund will invest in a number of countries throughout the world and expects to be investing in more than three different foreign countries. An issuer generally will be deemed to be economically tied to the country (or countries) in which the issuer has at least 50% of its assets or from which it derives at least 50% of its revenues or profits, or in whose securities markets its securities principally trade.

The fund seeks to reduce risk by diversifying among many industries. Although it has the flexibility to invest a significant portion of its assets in one country or region, it generally intends to remain well-diversified across countries and geographical regions.

In picking stocks, the fund looks for well-managed and profitable companies that show growth potential and whose stock prices are undervalued. Factors in identifying these firms may include strong fundamentals, such as attractive cash flows and balance sheets, as well as prices that are reasonable in light of projected returns. The fund also considers the outlooks for various countries and regions around the world, examining economic, market, social, and political conditions.

The fund follows a disciplined selling strategy and may sell a stock when it reaches a target price, fails to perform as expected, or when other opportunities appear more attractive.

Neuberger may seek to hedge a currency exposure resulting from securities positions when it finds the currency exposure unattractive. To the extent authorized by laws and regulations, the fund may also engage in borrowing and securities lending transactions and use derivatives.

Under adverse or unstable market conditions, the fund could invest some or all of its assets in cash, repurchase agreements and money market instruments. Although the fund would do this only in seeking to avoid losses, the fund may be unable to pursue its investment objective during that time, and it could reduce the benefit from any upswing in the market.

(EXCLAMATION ICON)
PRINCIPAL RISKS
---------------------------------------------------------
The fund is subject to the following principal investment risks:

- STOCKS
While stocks have historically outperformed other investments over the long term, their prices tend to go up and down more dramatically over the shorter term. These price movements may result from factors affecting individual companies, industries or the securities market as a whole. Because the stocks the fund holds may fluctuate in price, the value of your investment in the fund will go up and down.

- VALUE RISK
The value approach carries the risk that the market will not recognize a security's intrinsic value for a long time, or that a stock considered to be undervalued may actually be appropriately priced.

- FOREIGN SECURITIES
Investments in foreign securities, including American Depositary Receipts
(ADRs), Global Depositary Receipts (GDRs), and European Depositary Receipts
(EDRs), involves risks relating to political, social and economic developments abroad, as well as risks resulting from the differences between the regulations to which U.S. and foreign issuer markets are subject. These risks may include, without limitation:

- changes in currency values

- currency speculation

- currency trading costs

- different accounting and reporting practices

- less information available to the public

- less (or different) regulation of securities markets

- more complex business negotiations

- less liquidity

- more fluctuations in prices

- delays in settling foreign securities transactions

- higher costs for holding shares (custodial fees)

- higher transaction costs

- vulnerability to seizure and taxes

- political instability and small markets

- different market trading days

- COUNTRY, SECTOR OR INDUSTRY FOCUS
To the extent the fund invests a significant portion of its assets in one or more countries, sectors or industries at any time, the fund will face a greater risk of loss due to factors affecting the single country, sector or industry than if the fund always maintained wide diversity among the countries, sectors and industries in which it invests. For example, technology companies involve risks due to factors such as the rapid pace of product change, technological developments and new competition. Their stocks historically have been volatile in price, especially over the short term, often without regard to the merits of individual companies. Banks and financial institutions are subject to potentially restrictive governmental controls and regulations that may limit or adversely affect profitability and share price. In addition, securities in that sector may be very sensitive to interest rate changes throughout the world.

- EMERGING MARKETS RISK
Investing in the securities of issuers located in or principally doing business in emerging markets bear foreign risks as discussed above. In addition, the risks associated with investing in emerging markets are often greater than investing in developed foreign markets. Specifically, the economic structures in emerging markets countries are less diverse and mature than those in developed countries, and their political systems are less stable. Investments in emerging markets countries may be affected by national policies that restrict foreign investments. Emerging market countries may have less developed legal structures, and

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--------------------------------------------------------------------------------

the small size of their securities markets and low trading volumes can make investments illiquid and more volatile than investments in developed countries. As a result, a fund investing in emerging market countries may be required to establish special custody or other arrangements before investing.

- SMALL- OR MEDIUM-SIZED COMPANIES
Investing in small- and medium-sized companies involves greater risk than is customarily associated with more established companies. Stocks of such companies may be subject to more volatility in price than larger company securities. Among the reasons for the greater price volatility are the less certain growth prospects of smaller companies, the lower degree of liquidity in the markets for such securities, and the greater sensitivity of smaller companies to changing economic conditions. Small companies often have limited product lines, markets, or financial resources and their management may lack depth and experience. Such companies usually do not pay significant dividends that could cushion returns in a falling market.

- DERIVATIVES
The use of derivative instruments may involve risks different from, or greater than, the risks associated with investing directly in securities or other traditional investments. Derivatives may be subject to market risk, interest rate risk, and credit risk. Certain derivatives may be illiquid, which may reduce the return of the fund if it cannot sell or terminate the derivative instrument at an advantageous time or price. Some derivatives may involve the risk of improper valuation, or the risk that changes in the value of the instrument may not correlate well with the underlying asset, rate or index. As a result of inaccurate market predictions by the sub-adviser, the fund could lose the entire amount of its investment in a derivative and, in some cases, could lose more than the principal amount invested. Also, suitable derivative instruments may not be available in all circumstances, and there is no assurance that the fund will be able to engage in these transactions to reduce exposure to other risks.

- CREDIT RISK
The fund could lose money if the issuer or guarantor of a fixed-income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations.

- INTEREST RATE RISK
The values of debt securities are subject to change when prevailing interest rates change. When interest rates go up, the value of debt securities and certain dividend paying stocks tends to fall. If the fund invests a significant portion of its assets in debt securities or stocks purchased primarily for dividend income and interest rates rise, then the value of your investment may decline. Investors should note that short-term interest rates are still near historic lows.

- CURRENCY RISK
When the fund invests in securities denominated in foreign currencies, it is subject to the risk that those currencies will decline in value relative to the U.S. Dollar, or, in the case of hedging positions, that the U.S. Dollar will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for reasons such as changes in interest rates, government intervention or political developments. As a result, the fund's investments in foreign currency denominated securities may reduce the returns of the fund.

- HEDGING
The fund may enter into forward foreign currency contracts to hedge against declines in the value of securities denominated in, or whose value is tied to, a currency other than the U.S. dollar or to reduce the impact of currency fluctuation on purchases and sales of such securities. Shifting the fund's currency exposure from one currency to another removes the fund's opportunity to profit from the original currency and involves a risk of increased losses for the fund if the sub-adviser's projection of future exchange rates is inaccurate.

- SECURITIES LENDING
The fund may lend securities to other financial institutions that provide cash or other securities as collateral. This involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, the fund may lose money and there may be a delay in recovering the loaned securities. The fund could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. These events could trigger adverse tax consequences to the fund.

- LIQUIDITY RISK
Liquidity risk exists when particular investments are difficult to purchase or sell. The fund's investments in illiquid securities may reduce the returns of the fund because it may be unable to sell the illiquid securities at an advantageous time or price.

- LEVERAGING RISK
Certain transactions may give rise to a form of leverage. Such transactions may include, among others, reverse repurchase agreements, loans of portfolios securities, and the use of when-issued, delayed delivery or forward commitment transactions. The use of derivatives may also create leveraging risk. To mitigate leveraging risk, the adviser will segregate liquid assets or otherwise cover the transactions that may give rise to such risk. The use of leverage may cause the fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet segregation requirements. Leverage, including borrowing, may cause a fund to be more volatile than if it had not been leveraged. This is because leverage tends to exaggerate the effect of any increase or decrease in the value of a fund's portfolio securities.

- MARKET RISK
The value of securities owned by the fund may go up or down, sometimes rapidly or unpredictably. Securities may decline in value due to factors affecting securities markets generally or particular industries.

YOU MAY LOSE MONEY IF YOU INVEST IN THIS FUND.

These and other risks are fully described in the section entitled "Explanation of Strategies and Risks" in Appendix A of this prospectus.

DISCLOSURE OF PORTFOLIO HOLDINGS
A detailed description of the fund's policies and procedures with respect to the disclosure of the fund's portfolio securities is available in the Statement of Additional Information. In addition,

TA IDEX NEUBERGER BERMAN INTERNATIONAL
--------------------------------------------------------------------------------

investors should note that the fund publishes its holdings on its website at www.transamericaidex.com 30 days after the end of each calendar quarter. Such information will generally remain online for six months or as otherwise consistent with applicable regulations.

- INVESTOR PROFILE
This fund may be appropriate for investors who seek long-term growth of capital and who can tolerate significant volatility in the value of their principal.

(PERCENTAGE ICON)
PAST PERFORMANCE
---------------------------------------------------------
No performance is shown for the fund as it did not start operations until December 6, 2005. Performance information for the fund will appear in a future version of this prospectus once the fund has a full calendar year of performance information to report to investors.

(DOLLAR ICON)
FEES AND EXPENSES
---------------------------------------------------------
There is no sales charge (load) or 12b-1 distribution and service fee on Class I shares, which are currently being offered for sale only to certain asset allocation funds.

The following table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

----------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (expenses that are deducted
from fund assets, expressed as a % of average daily net assets)(a)
                                                            CLASS I SHARES
----------------------------------------------------------------------------
 Management fees                                                 0.96%
 Distribution and service (12b-1) fees                            N/A
 Other expenses                                                  0.09%
----------------------------------------------------------------------------
                                                           ------------------------------
 TOTAL ANNUAL FUND OPERATING EXPENSES                            1.05%
 EXPENSE REDUCTION(B)                                            0.00%
                                                           ------------------------------
 NET OPERATING EXPENSES                                          1.05%
----------------------------------------------------------------------------

(a) Annual fund operating expenses are based on estimates reflecting current actual expenses.
(b) Contractual arrangements have been made with the fund's investment adviser, Transamerica Fund Advisors, Inc. (TFAI), through March 1, 2007, to waive fees and/or reimburse fund expenses to the extent that the fund's total expenses (excluding any distribution and service (12b-1) fee) exceed 1.25%.

EXAMPLE
This example is here to help you compare the cost of investing in this fund with the cost of investing in other mutual funds. It shows the cumulative expenses you would pay if you invested $10,000 and held your shares for various time periods, with a 5% annual return and fund operating expenses remaining the same. This return is for illustrative purposes and is not guaranteed. Actual costs may be higher or lower.

----------------------------------
SHARE CLASS    1 YEAR     3 YEARS
----------------------------------
      I         $107       $334
----------------------------------

(QUESTION MARK ICON)
ADDITIONAL INFORMATION
---------------------------------------------------------

MANAGEMENT

INVESTMENT ADVISER:

   Transamerica Fund Advisors, Inc. (TFAI)
   570 Carillon Parkway
   St. Petersburg, Florida 33716-1202

For additional information about TFAI, see the section entitled "Shareholder Information - Investment Adviser" of this prospectus.

ADVISORY FEE:

TFAI receives compensation, calculated daily and paid monthly, from the fund at the indicated annual rate (expressed as a specified percentage of the fund's average daily net assets):

AVERAGE DAILY NET ASSETS
First $100 million...............................    1.00%
Over $100 million................................    0.95%

SUB-ADVISER:

   Neuberger Berman Management, Inc.
   605 Third Avenue, 2nd Floor
   New York, NY 10158-0180

SUB-ADVISORY FEE:

The sub-adviser receives monthly compensation from the investment adviser at the annual rate of a specified percentage of the fund's average daily net assets. The percentage for the fund is as follows:

First $100 million...............................    0.50%
Over $100 million................................    0.45%

PORTFOLIO MANAGER:

BENJAMIN SEGAL, CFA, is a Vice President of Neuberger and Managing Director of Neuberger Berman, LLC. He joined Neuberger in 1999. He was an assistant portfolio manager at another firm from 1997 to 1998. Prior to 1997, he held positions in international finance and consulting. He is a graduate of The Wharton School of Business, MBA; the University of Pennsylvania, MA; and Jesus College, Cambridge University, England, BA.

The SAI provides additional information about the portfolio manager's compensation, other accounts managed by the portfolio manager, and the portfolio manager's ownership of securities in the fund.

A discussion regarding the basis of TA IDEX's Board of Trustees' approval of the fund's advisory arrangements will be available in TA IDEX's semi-annual report for the fiscal period ending April 30, 2006.

FINANCIAL HIGHLIGHTS:

Financial Highlights for this fund are not included in this prospectus because Class I shares commenced operations December 6, 2005.

TA IDEX OPPENHEIMER DEVELOPING MARKETS
--------------------------------------------------------------------------------

SUMMARY OF RISKS AND RETURNS

(CHECK MARK ICON)
OBJECTIVE
---------------------------------------------------------
The objective of TA IDEX Oppenheimer Developing Markets is to aggressively seek capital appreciation.

(CIRCLE I ICON)
PRINCIPAL STRATEGIES AND POLICIES
---------------------------------------------------------
The fund's sub-adviser, OppenheimerFunds, Inc. (Oppenheimer), seeks to achieve this objective by investing mainly in common stocks of issuers in emerging markets throughout the world.

- Under normal market conditions, the fund will invest at least 80% of its assets in equity securities of issuers that are economically tied to one or more emerging market countries, and will diversify its investments across at least three different emerging market countries.

- The fund can (but is not required to) invest up to 100% of its total assets in foreign securities.

- The fund will emphasize investments in common stocks and other equity securities.

- The fund will emphasize investments in growth companies, which can be in any market capitalization range.

In selecting securities for the fund, Oppenheimer looks primarily for foreign companies in developing markets with high growth potential. It uses fundamental analysis of a company's financial statements, management structure, operations and product development, and considers the special factors and risks of the country in which the issuer operates. In seeking broad diversification of the fund's portfolio, Oppenheimer currently seeks:

- Companies of different capitalization ranges with strong market positions and the ability to take advantage of barriers to entry in their industry, such as high start-up costs.

- Companies with management that has a proven record.

- Companies with newer or established businesses that are entering into a growth cycle.

- Companies with the potential to withstand high market volatility.

- Companies with strong earnings growth whose stock is selling at a reasonable price.

In applying these and other selection criteria, the fund will consider the effect of worldwide trends on the growth of various business sectors, and look for companies that may benefit from four main global trends: development of new technologies, corporate restructuring, the growth of mass affluence and demographic changes. This strategy may change over time.

Oppenheimer generally defines "emerging market" as countries outside the U.S. and most of Western Europe, Canada, Japan, Australia and New Zealand that have economies, industries and stock markets that it believes are growing and gaining more stability and offer attractive long-term investment prospects. To determine if an issuer is economically tied to an emerging market, it considers a number of factors, such as where the issuer is organized, the principal trading market for its securities, the sources of its revenues and the location of its assets.

The fund looks for stocks of companies that have growth potential. Growth companies may be companies that are developing new products or services, that have relatively favorable prospects, or that are expanding into new and growing markets. Growth companies include established companies that are entering a growth cycle, they can also include newer companies, whose securities pose greater risks of loss and can result in greater volatility in the fund's share prices.

To seek its investment objective, the fund can also use the investment techniques and strategies described below:

- Other Equity Securities. While the fund mainly buys common stocks, it can also buy preferred stocks and securities convertible into common stock and can hold rights and warrants.

- Hedging. The fund can buy and sell futures contracts, put and call options, and forward contracts. Some hedging strategies could hedge the fund's portfolio against price fluctuations. Other hedging strategies would tend to increase the fund's exposure to the securities market. Forward contracts could be used to try to manage foreign currency risks on the fund's foreign investments.

- Portfolio Turnover. The fund's investment process may cause the fund to engage in active and frequent trading. Therefore, the fund may engage in short-term trading while trying to achieve its objective.

- Debt/Fixed-Income Securities. The fund can invest in debt securities, including convertible securities, which can include securities of foreign companies and governments.

- Illiquid and Restricted Securities. The fund will not invest more than 15% of its net assets in illiquid or restricted securities.

- Derivatives. The fund can invest in a number of different derivative instruments to hedge investment risks or to seek increased returns.

The allocation of the fund's portfolio among different investments will vary over time based upon an evaluation of economic and market trends. The fund's portfolio might not always include all of the different types of investments described in this prospectus.

Under adverse or unstable market conditions, the fund could invest some or all of its assets in cash, repurchase agreements and money market instruments. Although the fund would do this only in seeking to avoid losses, the fund may be unable to pursue its investment objective during that time, and it could reduce the benefit from any upswing in the market.

(EXCLAMATION ICON)
PRINCIPAL RISKS
---------------------------------------------------------
The fund is subject to the following principal investment risks:

- STOCKS
While stocks have historically outperformed other investments over the long term, their prices tend to go up and down more dramatically over the shorter term. These price movements may result from factors affecting individual companies, industries or the securities market as a whole. Because the stocks the fund holds may fluctuate in price, the value of your investment in the fund will go up and down.

- GROWTH STOCKS
Growth stocks can be volatile for several reasons. Since growth companies usually reinvest a high proportion of their earnings in their own businesses, they may lack the dividends often associated with the value stocks that could cushion their decline in a falling market. Also, since investors buy growth stocks because of their expected superior earnings growth, earnings disappointments

TA IDEX OPPENHEIMER DEVELOPING MARKETS
--------------------------------------------------------------------------------

often result in sharp price declines. Certain types of growth stocks, particularly technology stocks, can be extremely volatile and subject to greater price swings than the broader market.

- FOREIGN SECURITIES
Investments in foreign securities, including American Depositary Receipts
(ADRs), Global Depositary Receipts (GDRs), and European Depositary Receipts
(EDRs), involves risks relating to political, social and economic developments abroad, as well as risks resulting from the differences between the regulations to which U.S. and foreign issuer markets are subject. These risks may include, without limitation:

- changes in currency values

- currency speculation

- currency trading costs

- different accounting and reporting practices

- less information available to the public

- less (or different) regulation of securities markets

- more complex business negotiations

- less liquidity

- more fluctuations in prices

- delays in settling foreign securities transactions

- higher costs for holding shares (custodial fees)

- higher transaction costs

- vulnerability to seizure and taxes

- political instability and small markets

- different market trading days

- EMERGING MARKETS RISK
Investing in the securities of issuers located in or principally doing business in emerging markets bear foreign risks as discussed above. However, the risks associated with investing in emerging markets are often greater than investing in developed foreign markets. Specifically, the economic structures in emerging markets countries are less diverse and mature than those in developed countries, and their political systems are less stable. Investments in emerging markets countries may be affected by national policies that restrict foreign investments. Emerging market countries may have less developed legal structures, and the small size of their securities markets and low trading volumes can make investments illiquid and more volatile than investments in developed countries. As a result, a portfolio investing in emerging market countries may be required to establish special custody or other arrangements before investing.

- COUNTRY, SECTOR OR INDUSTRY FOCUS
To the extent the fund invests a significant portion of its assets in one or more countries, sectors or industries at any time, the fund will face a greater risk of loss due to factors affecting the single country, sector or industry than if the fund always maintained wide diversity among the countries, sectors and industries in which it invests. For example, technology companies involve risks due to factors such as the rapid pace of product change, technological developments and new competition. Their stocks historically have been volatile in price, especially over the short term, often without regard to the merits of individual companies. Banks and financial institutions are subject to potentially restrictive governmental controls and regulations that may limit or adversely affect profitability and share price. In addition, securities in that sector may be very sensitive to interest rate changes throughout the world.

- SMALL- OR MEDIUM-SIZED COMPANIES
Investing in small- and medium-sized companies involves greater risk than is customarily associated with more established companies. Stocks of such companies may be subject to more volatility in price than larger company securities. Among the reasons for the greater price volatility are the less certain growth prospects of smaller companies, the lower degree of liquidity in the markets for such securities, and the greater sensitivity of smaller companies to changing economic conditions. Small companies often have limited product lines, markets, or financial resources and their management may lack depth and experience. Such companies usually do not pay significant dividends that could cushion returns in a falling market.

- FIXED-INCOME SECURITIES
The value of these securities may change daily based on changes in interest rates, and other market conditions and factors, risks include, without limitation:

- fluctuation in market value

- changes in interest rates: the value of a fixed-income security generally decreases as interest rate rise

- length of time to maturity: the longer the duration, the more vulnerable the value of a fixed-income security is to fluctuations in interest rates

- issuers defaulting on their obligations to pay interest or return principal.

- CONVERTIBLE SECURITIES
Convertible securities may include corporate notes or preferred stock, but ordinarily are a long-term debt obligation of the issuer convertible at a stated exchange rate into common stock of the issuer. As with all debt securities, the market value of convertible securities tends to decline as interest rates increase. Convertible securities generally offer lower interest or dividend yields than non-convertible securities of similar quality. However, when the market price of the common stock underlying a convertible security exceeds the conversion price, the price of the convertible security tends to reflect the value of the underlying common stock.

- PREFERRED STOCKS
Preferred stocks may include the obligation to pay a stated dividend. Their price could depend more on the size of the dividend than on the company's performance. If a company fails to pay the dividend, its preferred stock is likely to drop in price. Changes in interest rates can also affect their price.

- CURRENCY RISK
When the fund invests in securities denominated in foreign currencies, it is subject to the risk that those currencies will decline in value relative to the U.S. Dollar, or, in the case of hedging positions, that the U.S. Dollar will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for reasons such as changes in interest rates, government intervention or political developments. As a result, the fund's investments in foreign currency denominated securities may reduce the returns of the fund.

- LIQUIDITY RISK
Liquidity risk exists when particular investments are difficult to purchase or sell. The fund's investments in illiquid securities may

TA IDEX OPPENHEIMER DEVELOPING MARKETS
--------------------------------------------------------------------------------

reduce the returns of the fund because it may be unable to sell the illiquid securities at an advantageous time or price.

- DERIVATIVES
The use of derivative instruments may involve risks different from, or greater than, the risks associated with investing directly in securities or other traditional investments. Derivatives may be subject to market risk, interest rate risk, and credit risk. Certain derivatives may be illiquid, which may reduce the return of the fund if it cannot sell or terminate the derivative instrument at an advantageous time or price. Some derivatives may involve the risk of improper valuation, or the risk that changes in the value of the instrument may not correlate well with the underlying asset, rate or index. As a result of inaccurate market predictions by the sub-adviser, the fund could lose the entire amount of its investment in a derivative and, in some cases, could lose more than the principal amount invested. Also, suitable derivative instruments may not be available in all circumstances, and there is no assurance that the fund will be able to engage in these transactions to reduce exposure to other risks.

- OPTIONS
Investing in financial contracts such as options involve additional risks and costs. Risks include:

- inaccurate market predictions which may result in losses instead of gains

- prices may not match so the benefits of the transaction might be diminished and the fund may incur substantial losses

- HEDGING
The fund may enter into forward foreign currency contracts to hedge against declines in the value of securities denominated in, or whose value is tied to, a currency other than the U.S. dollar or to reduce the impact of currency fluctuation on purchases and sales of such securities. Shifting the fund's currency exposure from one currency to another removes the fund's opportunity to profit from the original currency and involves a risk of increased losses for the fund if the sub-adviser's projection of future exchange rates is inaccurate.

- CREDIT RISK
The fund could lose money if the issuer or guarantor of a fixed-income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations.

- INTEREST RATE RISK
The values of debt securities are subject to change when prevailing interest rates change. When interest rates go up, the value of debt securities and certain dividend paying stocks tends to fall. If the fund invests a significant portion of its assets in debt securities or stocks purchased primarily for dividend income and interest rates rise, then the value of your investment may decline. Investors should note that short-term interest rates are still near historic lows.

- WARRANTS AND RIGHTS
Warrants and rights may be considered more speculative than certain other types of investments because they do not entitle a holder to the dividends or voting rights for the securities that may be purchased. They do not represent any rights in the assets of the issuing company. Also, the value of a warrant or right does not necessarily change with the value of the underlying securities. A warrant or right ceases to have value if it is not exercised prior to the expiration date.

- PORTFOLIO TURNOVER
The fund may engage in a significant number of short-term transactions, which may adversely affect the fund performance. Increased turnover results in higher brokerage costs or mark-up charges for the fund. The fund ultimately passes these costs on to shareholders. Short-term trading may also result in short-term capital gains, which are taxed as ordinary income to shareholders.

- MARKET RISK
The value of securities owned by the fund may go up or down, sometimes rapidly or unpredictably. Securities may decline in value due to factors affecting securities markets generally or particular industries.

YOU MAY LOSE MONEY IF YOU INVEST IN THIS FUND.

These and other risks are fully described in the section entitled "Explanation of Strategies and Risks" in Appendix A of this prospectus.

DISCLOSURE OF PORTFOLIO HOLDINGS
A detailed description of the fund's policies and procedures with respect to the disclosure of the fund's portfolio securities is available in the Statement of Additional Information. In addition, investors should note that the fund publishes its holdings on its website at www.transamericaidex.com 30 days after the end of each calendar quarter. Such information will generally remain online for six months or as otherwise consistent with applicable regulations.

- INVESTOR PROFILE
This fund may be appropriate for aggressive investors who seek capital appreciation and who can tolerate significant volatility in the value of their principal.

(PERCENTAGE ICON)
PAST PERFORMANCE
---------------------------------------------------------
No performance is shown for the fund as it did not start operations until December 6, 2005. Performance information for the fund will appear in a future version of this prospectus once the fund has a full calendar year of performance information to report to investors.

(DOLLAR ICON)
FEES AND EXPENSES
---------------------------------------------------------
There is no sales charge (load) or 12b-1 distribution and service fee on Class I shares, which are currently being offered for sale only to certain asset allocation funds.

TA IDEX OPPENHEIMER DEVELOPING MARKETS
--------------------------------------------------------------------------------

The following table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

----------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (expenses that are deducted
from fund assets, expressed as a % of average daily net assets)
                                                            CLASS I SHARES
----------------------------------------------------------------------------
 Management fees                                                 1.14%
 Distribution and service (12b-1) fees                            N/A
 Other expenses(a)                                               0.12%
----------------------------------------------------------------------------
                                                           ------------------------------
 TOTAL ANNUAL FUND OPERATING EXPENSES                            1.26%
 EXPENSE REDUCTION(B)                                            0.00%
                                                           ------------------------------
 NET OPERATING EXPENSES                                          1.26%
----------------------------------------------------------------------------

(a) Annual fund operating expenses are based on estimates reflecting current actual expenses.
(b) Contractual arrangements have been made with the fund's investment adviser, Transamerica Fund Advisors, Inc. (TFAI), through March 1, 2007, to waive fees and/or reimburse fund expenses to the extent that the fund's total expenses exceed 1.45%.

EXAMPLE
This example is here to help you compare the cost of investing in this fund with the cost of investing in other mutual funds. It shows the cumulative expenses you would pay if you invested $10,000 and held your shares for various time periods, with a 5% annual return and fund operating expenses remaining the same. This return is for illustrative purposes and is not guaranteed. Actual costs may be higher or lower.

----------------------------------
SHARE CLASS    1 YEAR     3 YEARS
----------------------------------
      I         $128       $400
----------------------------------

(QUESTION MARK ICON)
ADDITIONAL INFORMATION
---------------------------------------------------------

MANAGEMENT

INVESTMENT ADVISER:

   Transamerica Fund Advisors, Inc. (TFAI)
   570 Carillon Parkway
   St. Petersburg, Florida 33716-1202

For additional information about TFAI, see the section entitled "Shareholder Information - Investment Adviser" of this prospectus.

ADVISORY FEE:

TFAI receives compensation, calculated daily and paid monthly, from the fund at the indicated annual rate (expressed as a specified percentage of the fund's average daily net assets):

AVERAGE DAILY NET ASSETS
First $50 million................................    1.20%
Over $50 million up to $200 million..............    1.15%
Over $200 million................................    1.10%

SUB-ADVISER:

   OppenheimerFunds, Inc.
   Two World Financial Center
   225 Liberty Street, 11th Floor
   New York, NY 10281-1008

SUB-ADVISORY FEE:

The sub-adviser receives monthly compensation from the investment adviser at the annual rate of a specified percentage of the fund's average daily net assets. The percentage for the fund is as follows:

First $50 million................................    0.70%
Over $50 million up to $200 million..............    0.65%
Over $200 million................................    0.60%

PORTFOLIO MANAGER:

The fund's portfolio is managed by Mark Madden who is primarily responsible for the day-to-day management of the fund's investments.

MARK H. MADDEN joined Oppenheimer in August 2004 as a Vice President and Portfolio Manager of its Global Equity Team and is currently manager of the fund. Prior to joining OppenheimerFunds, Mr. Madden held the following positions at Pioneer Investment Management, Inc.: Managing Director of Global Emerging Markets Team at Pioneer Investment Management, Inc. from November 2000 through July 2004; Senior Vice President and Portfolio Manager of International Equities from December 1998 through October 2000; and Vice President and Portfolio Manager of International Equities from February 1993 through November 1998. He is an officer of one portfolio in the OppenheimerFunds complex.

The SAI provides additional information about the portfolio manager's compensation, other accounts managed by the portfolio manager, and the portfolio manager's ownership of securities in the fund.

A discussion regarding the basis of TA IDEX's Board of Trustees' approval of the fund's advisory arrangements will be available in TA IDEX's semi-annual report for the fiscal period ending April 30, 2006.

FINANCIAL HIGHLIGHTS:

Financial Highlights for this fund are not included in this prospectus because Class I shares commenced operations December 6, 2005.

TA IDEX TEMPLETON GREAT COMPANIES GLOBAL
--------------------------------------------------------------------------------

SUMMARY OF RISKS AND RETURNS

(CHECK MARK ICON)
OBJECTIVE
---------------------------------------------------------
The objective of TA IDEX Templeton Great Companies Global is to seek long-term growth of capital.

(CIRCLE I ICON)
PRINCIPAL STRATEGIES AND POLICIES
---------------------------------------------------------
The fund's assets are allocated between two sub-advisers, Great Companies, L.L.C. (Great Companies) and Templeton Investment Counsel, LLC (Templeton). Great Companies manages a portion of the fund's assets composed of domestic securities (called the "domestic portfolio"), and Templeton manages a portion of the fund's assets composed of non-U.S. securities (called the "international portfolio"). The percentage of assets allocated to each manager generally is based on the weighting of securities from U.S. and foreign issuers comprising the Morgan Stanley Capital International World Index ("MSCIW Index"), a market capitalization-weighted benchmark index made up of equities from 23 countries, including the U.S. Each of the domestic and international percentages of the fund are adjusted periodically to account for changes that may be made in the composition of the MSCIW Index.

- DOMESTIC PORTFOLIO
Great Companies seeks to achieve the fund's objective by investing in common stocks of U.S. based companies that meet the Great Companies' screens for either being or becoming a "great company."

Generally, to be considered a "great company" by the sub-adviser, an initial determination is made to see if a company meets the following criteria: be publicly traded; be a global business; be engaged in what Great Companies considers to be a "terrific business"; have "protective barrier(s)" such as superior brand franchises; consider employees to be a company's most valuable asset; have, in Great Companies' opinion, "world class management"; and be an innovation-driven company that in Great Companies' opinion, can convert changes into opportunities. Companies included in the portfolio may also pass several additional screens Great Companies considers to be paramount in its decision for inclusion in the domestic portfolio.

Companies identified by Great Companies for inclusion in the domestic portfolio may fall outside of the initial screening process. The final selection process and the addition of such companies to the fund's domestic portfolio are at the sole discretion of Great Companies irrespective of the stock screening process or methods used.

The allocation of the weightings among securities held in the domestic portfolio will be driven by two factors: intrinsic value momentum and market price of the domestic stocks in the portfolio relative to their intrinsic values. Intrinsic value is the discounted value of the estimated amount of cash that can be taken out of a business during its remaining life. It is an estimate rather than a precise figure, and changes when interest rates move or when forecasts of future cash flows are revised.

- INTERNATIONAL PORTFOLIO
Templeton seeks to achieve the fund's objective by investing in foreign securities. Templeton normally will invest primarily in equity securities. An equity security, or stock, represents a proportionate share of the ownership of a company. Its value is based on the success of the company's business, any income paid to stockholders, the value of the company's assets and general market conditions. Common stocks, preferred stocks and convertible securities are examples of equity securities. Convertible securities generally are debt securities or preferred stock that may be converted into common stock after certain time periods or under certain circumstances. For purposes of the fund's investments, "foreign securities" means those securities issued by companies that:

- have its principal securities trading markets outside the U.S.; or

- derive a significant share of their total revenue from either goods or services produced or sales made in markets outside the U.S.; or

- have a significant portion of their assets outside the U.S.; or

- are linked to non-U.S. dollar currencies; or

- are organized under the laws of, or with principal offices in, another country

The fund may invest a portion of its assets in smaller companies. The fund considers smaller company stocks to be generally those with market capitalizations of less than $2 billion. Templeton may also invest in American Depositary Receipts (ADRs), Global Depositary Receipts (GDRs) and European Depositary Receipts (EDRs), which are certificates issued typically by a bank or trust company that give their holders the right to receive securities issued by a foreign or domestic company. Templeton, from time to time, may have significant investments in one or more countries or in particular sectors such as technology companies and financial institutions.

Depending upon current market conditions, Templeton generally invests a portion of its total assets in debt securities of companies and governments located anywhere in the world. Templeton may use various derivative strategies seeking to protect its assets, implement a cash or tax management strategy or enhance its returns. With derivatives, the manager attempts to predict whether an underlying investment will increase or decrease in value at some future time. The manager considers various factors, such as availability and cost, in deciding whether to use a particular instrument or strategy.

When choosing equity investments, Templeton applies a "bottom-up," value-oriented, long-term approach, focusing on the market price of a company's securities relative to the manager's evaluation of the company's long-term earnings, asset value and cash flow potential. The manager also considers and analyzes various measures relevant to stock valuation, such as a company's price/cash flow ratio, price/earnings ratio, profit margins and liquidation value.

WHAT IS A "BOTTOM UP" ANALYSIS?
When a sub-adviser uses a "bottom-up" approach, it looks primarily at individual companies against the context of broader market factors. It seeks to identify individual companies with earnings growth potential that may not be recognized by the market at large.

Under adverse or unstable market conditions, the fund could invest some or all of its assets in cash, repurchase agreements and

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--------------------------------------------------------------------------------

money market instruments. Although the fund would do this only in seeking to avoid losses, the fund may be unable to pursue its investment objective during that time, and it could reduce the benefit from any upswing in the market.

(EXCLAMATION ICON)
PRINCIPAL RISKS
---------------------------------------------------------
The fund is subject to the following principal investment risks:

- STOCKS
While stocks have historically outperformed other investments over the long term, their prices tend to go up and down more dramatically over the shorter term. These price movements may result from factors affecting individual companies, industries or the securities market as a whole. Because the stocks the fund holds fluctuate in price, the value of your investment in the fund will go up and down.

- FOREIGN SECURITIES
Investments in foreign securities, including American Depositary Receipts
(ADRs), Global Depositary Receipts (GDRs), and European Depositary Receipts
(EDRs), involves risks relating to political, social and economic developments abroad, as well as risks resulting from the differences between the regulations to which U.S. and foreign issuer markets are subject. These risks may include, without limitation:

- changes in currency values

- currency speculation

- currency trading costs

- different accounting and reporting practices

- less information available to the public

- less (or different) regulation of securities markets

- more complex business negotiations

- less liquidity

- more fluctuations in prices

- delays in settling foreign securities transactions

- higher costs for holding shares (custodial fees)

- higher transaction costs

- vulnerability to seizure and taxes

- political instability and small markets

- different market trading days

- EMERGING MARKETS RISK
Investing in the securities of issuers located in or principally doing business in emerging markets bear foreign risks as discussed above. In addition, the risks associated with investing in emerging markets are often greater than investing in developed foreign markets. Specifically, the economic structures in emerging markets countries are less diverse and mature than those in developed countries, and their political systems are less stable. Investments in emerging markets countries may be affected by national policies that restrict foreign investments. Emerging market countries may have less developed legal structures, and the small size of their securities markets and low trading volumes can make investments illiquid and more volatile than investments in developed countries. As a result, a fund investing in emerging market countries may be required to establish special custody or other arrangements before investing.

- DERIVATIVES
The use of derivative instruments may involve risks different from, or greater than, the risks associated with investing directly in securities or other traditional investments. Derivatives may be subject to market risk, interest rate risk, and credit risk. Certain derivatives may be illiquid, which may reduce the return of the fund if it cannot sell or terminate the derivative instrument at an advantageous time or price. Some derivatives may involve the risk of improper valuation, or the risk that changes in the value of the instrument may not correlate well with the underlying asset, rate or index. As a result of inaccurate market predictions by the sub-adviser, the fund could lose the entire amount of its investment in a derivative and, in some cases, could lose more than the principal amount invested. Also, suitable derivative instruments may not be available in all circumstances, and there is no assurance that the fund will be able to engage in these transactions to reduce exposure to other risks.

- COUNTRY, SECTOR OR INDUSTRY FOCUS
To the extent the fund invests a significant portion of its assets in one or more countries, sectors or industries at any time, the fund will face a greater risk of loss due to factors affecting the single country, sector or industry than if the fund always maintained wide diversity among the countries, sectors and industries in which it invests. For example, technology companies involve risks due to factors such as the rapid pace of product change, technological developments and new competition. Their stocks historically have been volatile in price, especially over the short term, often without regard to the merits of individual companies. Banks and financial institutions are subject to potentially restrictive governmental controls and regulations that may limit or adversely affect profitability and share price. In addition, securities in that sector may be very sensitive to interest rate changes throughout the world.

- SMALLER COMPANIES
Smaller companies involve substantial risks and should be considered speculative. Historically, smaller company securities have been more volatile in price than larger company securities, especially over the short term. Among the reasons for the greater price volatility are the less certain growth prospects of smaller companies, the lower degree of liquidity in the markets for such securities, and the greater sensitivity of smaller companies to changing economic conditions. Such companies usually do not pay significant dividends that could cushion returns in a falling market.

- FIXED-INCOME SECURITIES
The value of these securities may change daily based on changes in interest rates, and other market conditions and factors. Risks include, without limitation:

- fluctuations in market value

- changes in interest rates: the value of a fixed-income security generally decreases as interest rates rise

- length of time to maturity: the longer the duration, the more vulnerable the value of a fixed-income security is to fluctuations in interest rates

- issuers defaulting on their obligations to pay interest or return principal

TA IDEX TEMPLETON GREAT COMPANIES GLOBAL
--------------------------------------------------------------------------------

- PREFERRED STOCKS
Preferred stocks may include the obligation to pay a stated dividend. Their price could depend more on the size of the dividend than on the company's performance. If a company fails to pay the dividend, its preferred stock is likely to drop in price. Changes in interest rates can also affect their price.

- MARKET RISK
The value of securities owned by the fund may go up or down, sometimes rapidly or unpredictably. Securities may decline in value due to factors affecting securities markets generally or particular industries.

YOU MAY LOSE MONEY IF YOU INVEST IN THIS FUND.

These and other risks are fully described in the section entitled "Explanation of Strategies and Risks" in Appendix A of this prospectus.

DISCLOSURE OF PORTFOLIO HOLDINGS
A detailed description of the fund's policies and procedures with respect to the disclosure of the fund's portfolio securities is available in the Statement of Additional Information. In addition, investors should note that the fund publishes its holdings on its website at www.transamericaidex.com 30 days after the end of each calendar quarter. Such information will generally remain online for six months or as otherwise consistent with applicable regulations.

- INVESTOR PROFILE
This fund may be appropriate for the investor who seeks capital growth without being limited to investments in U.S. securities, and who can tolerate the risks associated with foreign investing.

(PERCENTAGE ICON)
PAST PERFORMANCE
---------------------------------------------------------
The past performance information shown below is for Class A shares, which would have substantially similar annual returns as Class I shares because both share classes are invested in the same portfolio of securities. The returns for Class A shares will vary from Class I shares to the extent that the Classes do not have the same expenses and Class I shares are not subject to sales charges (which are reflected in the performance information about Class A shares in the table). Performance information for Class I shares will be included after the share class has been in operation for one complete calendar year.

The bar chart and the table below provide some indication of the risks of investing in the fund by showing you how the fund's performance has varied from year to year, and how the fund's average annual total returns for different periods compare to the returns of a broad measure of market performance, the Morgan Stanley Capital International World Index (MSCIW Index), a widely recognized unmanaged index of market performance which includes companies representative of the market structure of 21 developed market countries in Europe, Latin America, and the Pacific Basin, weighted by capitalization. The bar chart does not reflect the impact of sales charges, which, if reflected, would lower the returns. The table includes deduction of applicable Class A sales charges. Absent limitation of the fund's expenses, total returns would be lower. As with all mutual funds, past performance (before and after taxes) is not a prediction of future results.

YEAR-BY-YEAR TOTAL RETURN as of 12/31 each year (%)

                                 CLASS A SHARES
                               ------------------

                                  (Bar Chart)

------------------------------------------------------------
CLASS A SHARES              QUARTER ENDED        RETURN
------------------------------------------------------------
  Best Quarter:              12/31/1999           43.29%
------------------------------------------------------------
  Worst Quarter:             09/30/2001         (20.96)%
------------------------------------------------------------

  AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/05(1)

------------------------------------------------------------------------
                                   1 YEAR        5 YEARS      10 YEARS
------------------------------------------------------------------------
  Return before taxes               0.28%       (6.06)%         6.48%
------------------------------------------------------------------------
  Return after taxes on
  distributions(2)                  0.10%       (6.09)%         5.72%
------------------------------------------------------------------------
  Return after taxes on
  distributions and sale of
  fund shares(2)                    0.33%       (5.05)%         5.37%
------------------------------------------------------------------------
  MSCIW Index (reflects no
  deduction for fees, expenses,
  or taxes)                        10.02%         2.64%         7.47%
------------------------------------------------------------------------

(1) Actual returns may depend on the investor's individual tax situation. After-tax returns may not be relevant if the investment is made through a tax-exempt or tax-deferred account, such as a 401(k) plan. After-tax returns are presented for only one class and returns for other classes will vary.
(2) The after-tax returns are calculated using the historic highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

NOTE: Prior to May 29, 2004, a different sub-adviser managed this fund, and it had a different investment objective and used different investment strategies. The performance set forth prior to that date is attributable to the previous sub-adviser.

(DOLLAR ICON)
FEES AND EXPENSES
---------------------------------------------------------
There are no sales charges (load) or other transaction fees. Class I shares for this fund are offered for investment by strategic asset allocation funds only.

The following table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

-----------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (expenses that are deducted
from fund assets, expressed as a % of average daily net assets)(a)
                                                             CLASS I SHARES
-----------------------------------------------------------------------------
 Management fees                                                  0.80%
 Distribution and service (12b-1) fees                             N/A
 Other expenses                                                   0.09%
-----------------------------------------------------------------------------
                                                            ------------------------------
 TOTAL ANNUAL FUND OPERATING EXPENSES                             0.89%
 EXPENSE REDUCTION(B)                                             0.00%
                                                            ------------------------------
 NET OPERATING EXPENSES                                           0.89%
-----------------------------------------------------------------------------

(a) Annual fund operating expenses are based on the fund's expenses for the fiscal year ended October 31, 2005, restated to reflect the estimated expenses of Class I shares.

TA IDEX TEMPLETON GREAT COMPANIES GLOBAL
--------------------------------------------------------------------------------

(b) Contractual arrangements have been made with the fund's investment adviser, Transamerica Fund Advisors, Inc. (TFAI), through March 1, 2007, to waive fees and/or reimburse fund expenses to the extent that the fund's total operating expenses (excluding any distribution and service (12b-1) fee) exceed 1.20%. TFAI is entitled to reimbursement by the fund of fees waived or expenses reduced during any of the previous 36 months beginning on the date of the expense limitation agreement if on any day the estimated annualized fund operating expenses are less than 1.20%.

EXAMPLE
This example is here to help you compare the cost of investing in this fund with that of other mutual funds. It shows the cumulative expenses you would pay if you invested $10,000 and held your shares for various time periods, with a 5% annual return and fund operating expenses remaining the same. This return is for illustration purposes and is not guaranteed. Actual costs may be higher or lower.

----------------------------------
SHARE CLASS    1 YEAR     3 YEARS
----------------------------------
      I          $91       $284
----------------------------------

(QUESTION MARK ICON)
ADDITIONAL INFORMATION
---------------------------------------------------------

MANAGEMENT

INVESTMENT ADVISER:

   Transamerica Fund Advisors, Inc. (TFAI)
   570 Carillon Parkway
   St. Petersburg, Florida 33716-1202

For additional information about TFAI see the section entitled "Shareholder Information - Investment Adviser" of this prospectus.

ADVISORY FEE:

TFAI receives compensation, calculated daily and paid monthly, from the fund at the indicated annual rate (expressed as a specified percentage of the fund's average daily net assets):

AVERAGE DAILY NET ASSETS
First $500 million...............................    0.80%
Over $500 million................................    0.70%

For the fiscal year ended October 31, 2005, the fund paid an advisory fee of 0.80% of the fund's average daily net assets.

SUB-ADVISER:

   Great Companies, L.L.C.
   635 Court Street, Suite 100
   Clearwater, Florida 33756

   Templeton Investment Counsel, LLC
   500 E. Broward Blvd, Suite 2100
   Fort Lauderdale, FL 33394

SUB-ADVISORY FEE:

The sub-adviser receives monthly compensation from the investment adviser at the annual rate of a specified percentage of the fund's average daily net assets. The percentage for the fund is as follows: 0.35% of the first $500 million of average daily net assets; 0.30% over $500 million of average daily net assets. Templeton receives a portion of the sub-advisory fee based on the amount of assets that it manages; it receives 0.40% of the fee for the first $500 million of the fund's average daily net assets; 0.375% of the fee for assets over $500 million up to $1.5 billion; and 0.35% of the fee for assets over $1.5 billion (for the portion of assets that it manages). Great Companies receives the sub-advisory fee stated in this paragraph, less any amount paid to Templeton for its sub-advisory services.

PORTFOLIO MANAGERS:

JIM HUGUET has served as Co-CEO and Manager of Great Companies since May 2000. He has served as manager of the fund since its inception. From 1994 until 1998, Mr. Huguet served as Executive Vice President of Information Resources Inc. From 1998 to May 2000, Mr. Huguet served as Director and President of Great Companies, Inc., an investment advisory firm registered with the state of Connecticut. In May 2000, Mr. Huguet, together with John R. Kenney and Money Services, Inc., formed Great Companies.

GERRY BOLLMAN, CFA, has served as Executive Vice President of Great Companies since May 2000. He has served as a fund manager of the fund since its inception. From 1983 until 1995, Mr. Bollman was Executive Vice President and Portfolio Manager for Continental Asset Management Corporation in New York City, and was responsible for all equity and venture capital portfolios for that firm. From 1995 to May 2001, Mr. Bollman founded and served as Chairman and Managing Member of Intrinsic Value Associates, LLC, a Chatham, New Jersey based consulting firm that provided portfolio management services and intrinsic value advice to Great Companies, Inc. and then to Great Companies, Mr. Bollman also served as Executive Vice President of Great Companies, Inc., an investment advisory firm registered with the state of Connecticut, from 1999 until May 2000.

MATT STEPHANI, CFA, CPA, has served as Senior Vice President of Great Companies since May 2001. He is responsible for analysis of domestic equities for Great Companies. From 1995 to May 2001, Mr. Stephani was employed by Deloitte & Touche, most recently as an Accounting Manager at the firm's Wilton, Connecticut national office.

DEREK HONG, CFA, has served as Senior Vice President and Portfolio Manager since May 2004. He was a senior vice president and portfolio manager with Peninsula Asset Management in Bradenton, Florida from 2001 to 2004. From 1995 until 2001, he was a fund manager with the Abu Dhabi Investment Authority, in the United Arab Emirates. From 1993 to 1995, Mr. Hong served as Portfolio Manager and Equity Research Analyst with Davidson Investment Advisors in Great Falls, Montana.

TINA HELLMER, CFA, Vice President, Portfolio Manager and Research Analyst, joined Templeton in 1997 and currently has global research responsibilities for global wireless telecommunication services, small-cap telecommunications, as well as building and construction materials.

ANTONIO T. DOCAL, CFA, Senior Vice President, joined the Templeton organization in 2001. With more than 20 years of investment experience, Mr. Docal has research responsibility for the global chemical industry, as well as the telecommunications
                                       109
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TA IDEX TEMPLETON GREAT COMPANIES GLOBAL
--------------------------------------------------------------------------------

equipment sector. Prior to joining Templeton, Mr. Docal was Vice President and Director at Evergreen Funds in Boston, managing the Evergreen Latin America Fund and co-managing the Evergreen Emerging Markets Growth Fund and the Evergreen Global Opportunities Fund. Mr. Docal earned a B.A. in economics from Trinity College in Connecticut and an M.B.A. with concentrations in finance and international management from the Sloan School of Management at the Massachusetts Institute of Technology.

GARY MOTYL, CFA, President and Chief Investment Officer, Templeton Institutional Global Equities, manages several institutional mutual funds and separate account portfolios and has research responsibility for the global automobile industry. Mr. Motyl joined Templeton in 1981.

Great Companies has provided investment advisory services to various clients since 2000.

The Templeton organization has been investing globally since 1940.

The SAI provides additional information about the portfolio managers' compensation, other accounts managed by the portfolio managers, and the portfolio managers' ownership of securities in the fund.

A discussion regarding the basis of TA IDEX's Board of Trustees' approval of the fund's advisory arrangements will be available in TA IDEX's semi-annual report for the fiscal period ending April 30, 2006.

FINANCIAL HIGHLIGHTS:

Financial Highlights for this fund are not included in this prospectus because Class I shares commenced operations on November 15, 2005.

TA IDEX CLARION GLOBAL REAL ESTATE SECURITIES

(FORMERLY, TA IDEX CLARION REAL ESTATE SECURITIES)
--------------------------------------------------------------------------------

SUMMARY OF RISKS AND RETURNS

(CHECK MARK ICON)
OBJECTIVE
---------------------------------------------------------
The objective of the fund is long-term total return from investments primarily in equity securities of real estate companies. Total return will consist of realized and unrealized capital gains and losses plus income.

(CIRCLE I ICON)
PRINCIPAL STRATEGIES AND POLICIES
---------------------------------------------------------
The fund's sub-adviser, ING Clarion Real Estate Securities, L.P. (Clarion), seeks to achieve its objective by investing principally in equity securities of real estate companies which include:

- common stocks

- convertible securities

Under normal conditions, the fund will invest at least 80% of its assets in a portfolio of equity securities of issuers that are principally engaged in the real estate industry. In selecting investments for the fund, Clarion will select companies that derive at least 50% of their total revenues or earnings from owning, operating, developing and/or managing real estate. The fund's portfolio will be composed of investments in issuers that are economically tied to at least three different countries, including the United States. An issuer generally will be deemed to be economically tied to the country (or countries) in which the issuer has at least 50% of its assets or from which it derives at least 50% of its revenues or profits, or in whose securities markets its securities principally trade. As a general matter, these investments are expected to be in common stocks of large-, mid- and small-sized issuers, including real estate investment trusts ("REITs").

Clarion uses a disciplined two-step process for constructing the fund's portfolio. First, Clarion selects sectors and geographic regions in which to invest, and determines the degree of representation of such sectors and regions, through a systematic evaluation of public and private property market trends and conditions. Second, Clarion uses an in-house valuation process to identify investments with superior current income and growth potential relative to their peers, through which it examines several factors, including value and property, capital structure, and management and strategy. Clarion may decide to sell investments held by the fund for a variety of reasons, such as to secure gains, limit losses, or redeploy fund investments into opportunities believed to be more promising. Clarion also may engage in frequent and active trading of fund investments to achieve the fund's investment objective.

The fund may also invest in debt securities of real estate and non-real estate companies, mortgage-backed securities such as pass through certificates, real estate mortgage investment conduit (REMIC) certificates, and collateralized mortgage obligations (CMOs), or short-term debt obligations. However, the fund does not directly invest in real estate.

Under adverse or unstable market conditions, the fund could invest some or all of its assets in cash, repurchase agreements and money market instruments. Although the fund would do this only in seeking to avoid losses, the fund may be unable to pursue its investment objective during that time, and it could reduce the benefit from any upswing in the market.

THIS FUND IS NON-DIVERSIFIED.

WHAT IS A NON-DIVERSIFIED FUND?
A "non-diversified" fund has the ability to take larger positions in a smaller number of issuers. To the extent a fund invests a greater portion of its assets in the securities of a smaller number of issuers, it may be more susceptible to any single economic, political or regulatory occurrence than a diversified fund and may be subject to greater loss with respect to its portfolio securities. However, to meet federal tax requirements, at the close of each quarter the fund may not have more than 25% of its total assets invested in any one issuer, and, with respect to 50% of its total assets, not more than 5% of its total assets invested in any one issuer.

(EXCLAMATION ICON)
PRINCIPAL RISKS
---------------------------------------------------------
The fund is subject to the following principal investment risks:

- STOCKS
While stocks have historically outperformed other investments over the long term, their prices tend to go up and down more dramatically over the shorter term. These price movements may result from factors affecting individual companies, industries or the securities markets as a whole. Because the stocks the fund holds fluctuate in price, the value of your investment in the fund will go up and down.

- FOREIGN SECURITIES
Investments in foreign securities, including American Depositary Receipts
(ADRs), Global Depositary Receipts (GDRs) and European Depositary Receipts
(EDRs), involve risks relating to political, social and economic developments abroad, as well as risks resulting from the difference between the regulations to which U.S. and foreign issuer markets are subject. These risks may include, without limitation:

- changes in currency values

- currency speculation

- currency trading costs

- different accounting and reporting practices

- less information available to the public

- less (or different) regulation of securities markets

- more complex business negotiations

- less liquidity

- more fluctuations in prices

- delays in settling foreign securities transactions

- higher costs for holding shares (custodial fees)

- higher transaction costs

- vulnerability to seizure and taxes

- political instability and small markets

- different market trading days.

- REAL ESTATE SECURITIES
Investments in the real estate industry are subject to risks associated with direct investment in real estate. These risks may include, without limitation:

- Declining real estate value

- Risks relating to general and local economic conditions

- Over-building

- Increased competition for assets in local and regional markets

- Increases in property taxes

- Increases in operating expenses or interest rates

TA IDEX CLARION GLOBAL REAL ESTATE SECURITIES
--------------------------------------------------------------------------------

- Change in neighborhood value or the appeal of properties to tenants

- Insufficient levels of occupancy

- Inadequate rents to cover operating expenses

- REITS
Equity REITs can be affected by changes in the value of the properties owned. A REIT's performance depends on the types and locations of the properties it owns and on how well it manages those properties or loan financings. A decline in rental income could occur because of extended vacancies, increased competition from other properties, tenants' failure to pay rent, or poor management. A REIT's performance also depends on the ability to finance property purchases and renovations and manage its cash flows. Because REITs are typically invested in a limited number of projects or in a particular market segment, they are more susceptible to adverse developments affecting a single project or market segment than more broadly diversified investments. Loss of status as a qualified REIT or changes in the treatment of REITs under the federal tax law could adversely affect the value of a particular REIT or the market for REITs as a whole.

- SMALL- OR MEDIUM-SIZED COMPANIES
Investing in small- and medium-sized companies involves greater risk than is customarily associated with more established companies. Stocks of such companies may be subject to more volatility in price than larger company securities. Among the reasons for the greater price volatility are the less certain growth prospects of smaller companies, the lower degree of liquidity in the markets for such securities, and the greater sensitivity of smaller companies to changing economic conditions. Small companies often have limited product lines, markets, or financial resources and their management may lack depth and experience. Such companies usually do not pay significant dividends that could cushion returns in a falling market.

- PORTFOLIO TURNOVER
The fund may engage in a significant number of short-term transactions, which may adversely affect fund performance. Increased turnover results in higher brokerage costs or mark-up charges for the fund. The fund ultimately passes these costs on to shareholders. Short-term trading may also result in short-term capital gains, which are taxed as ordinary income to shareholders.

- CONVERTIBLE SECURITIES
Convertible securities may include corporate notes or preferred stock, but ordinarily are a long-term debt obligation of the issuer convertible at a stated exchange rate into common stock of the issuer. As with all debt securities, the market value of convertible securities tends to decline as interest rates increase. Convertible securities generally offer lower interest or dividend yields than non-convertible securities of similar quality. However, when the market price of the common stock underlying a convertible security exceeds the conversion price, the price of the convertible security tends to reflect the value of the underlying common stock.

- FIXED-INCOME SECURITIES
The value of these securities may change daily based on changes in interest rates, and other market conditions and factors, risks include, without limitation:

- fluctuations in market value

- changes in interest rates: the value of a fixed-income security generally decreases as interest rate rise

- length of time to maturity: the longer the duration, the more vulnerable the value of a fixed-income security is to fluctuations in interest rates

- issuers defaulting on their obligations to pay interest or return principal

The performance of securities issued by companies in the real estate industry also may be affected by prudent management of insurance risks, adequacy of financing available in capital markets, competent management, changes in applicable laws and government regulations (including taxes) and social and economic trends.

- MORTGAGE-RELATED SECURITIES
Mortgage-related securities in which the fund may invest represent pools of mortgage loans assembled for sales to investors by various governmental agencies, government-related organizations, as well as by nongovernmental issuers such as commercial banks, savings and loan institutions, mortgage bankers and private mortgage insurance companies. Although certain mortgage-related securities are guaranteed by a third party or otherwise similarly secured, the market value of the security is not so secured. The fund's investments in mortgage-related securities are exposed to prepayment risk, which is the possibility that mortgage holders will repay their loans early during periods of falling interest rates, requiring the fund to reinvest in lower-yielding instruments and receive less principal or income than originally was anticipated. Rising interest rates tend to extend the duration of mortgage-related securities, making them more sensitive to changes in interest rates. When interest rates decline, borrowers pay off their mortgage rates sooner than expected. This can reduce the returns of the fund because the fund will have to reinvest that money at the lower prevailing interest rates.

- NON-DIVERSIFICATION RISK
Focusing investments in a small number of issuers, industries or foreign currencies increases risk. Because the fund is non diversified, it may be more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be.

- MARKET RISK
The value of securities owned by the fund may go up or down, sometimes rapidly or unpredictably. Securities may decline in value due to factors affecting securities markets generally or particular industries.

YOU MAY LOSE MONEY IF YOU INVEST IN THIS FUND.

These and other risks are fully described in the section entitled "Explanation of Strategies and Risks" in Appendix A of this prospectus.

DISCLOSURE OF PORTFOLIO HOLDINGS
A detailed description of the fund's policies and procedures with respect to the disclosure of the fund's portfolio securities is

TA IDEX CLARION GLOBAL REAL ESTATE SECURITIES
--------------------------------------------------------------------------------

available in the Statement of Additional Information. In addition, investors should note that the fund publishes its holdings on its website at www.transamericaidex.com 30 days after the end of each calendar quarter. Such information will generally remain online for six months or as otherwise consistent with applicable regulations.

- INVESTOR PROFILE
This fund may be appropriate for investors who seek long-term total return consisting of current income and potentially, capital appreciation. The investor should be comfortable with the risk of a non-diversified fund invested primarily in securities of real estate companies and their exposure to real estate markets.

(PERCENTAGE ICON)
PAST PERFORMANCE
---------------------------------------------------------
The past performance information shown below is for Class A shares, which would have substantially similar annual returns as Class I shares because both share classes are invested in the same portfolio of securities. The returns for Class A shares will vary from class I shares to the extent that the Classes do not have the same expenses and Class I shares are not subject to sales charges (which are reflected in the performance information about Class A shares in the table.).

The bar chart and the table below provide some indication of the risks of investing in the fund by showing you how the fund's performance has varied from year to year, and how the fund's average annual returns for different periods compare to the returns of a broad measure of market performance, the S&P/Citigroup World Property Index, a widely recognized, unmanaged index of market performance which measures the performance of companies worldwide that derive more than 60% of their sales from property or real-estates related activities. The bar chart does not reflect the impact of sales charges, which, if reflected, would lower the returns. The table includes deduction of applicable Class A sales charges. Absent limitation of the fund's expenses, total returns would be lower. As with all mutual funds, past performance (before and after taxes) is not a prediction of future results.

YEAR-BY-YEAR TOTAL RETURN as of 12/31 each year (%)

                                 CLASS A SHARES
                               ------------------

                                  (BAR CHART)

-----------------------------------------------------------
CLASS A SHARES              QUARTER ENDED       RETURN
-----------------------------------------------------------
  Best Quarter:              12/31/2004         18.24%
-----------------------------------------------------------
  Worst Quarter:             03/31/2005         (8.10)%
-----------------------------------------------------------

  AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/05(1)

---------------------------------------------------------------------
                                                            LIFE OF
                                               1 YEAR       FUND(2)
---------------------------------------------------------------------
 Return before taxes                            6.61%       25.66%
---------------------------------------------------------------------
 Return after taxes on distributions(3)         4.37%       22.56%
---------------------------------------------------------------------
 Return after taxes on distributions and
 sale of fund shares(3)                         5.86%       20.69%
---------------------------------------------------------------------
 S&P/Citigroup World Property Index
 (reflects no deduction for fees, expenses,
 or taxes)                                     14.79%       32.88%
---------------------------------------------------------------------
 DJ Wilshire RES Index(4) (reflects no
 deduction for fees, expenses, or taxes)       14.07%       30.76%
---------------------------------------------------------------------

(1) Actual returns may depend on the investor's individual tax situation. After-tax returns may not be relevant if the investment is made through a tax-exempt or tax-deferred account, such as a 401(k) plan. After-tax returns are presented for only one class and returns for other classes will vary.
(2) Class A commenced operations on March 1, 2003.
(3) The after-tax returns are calculated using the historic highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
(4) This index was used as a benchmark for the fund prior to November 1, 2005.

NOTE: On November 1, 2005, the fund changed its name from TA IDEX Clarion Real Estate Securities. Prior to that date, the sub-adviser used different investment strategies. The performance set forth prior to that date is attributable to those strategies.

(DOLLAR ICON)
FEES AND EXPENSES
---------------------------------------------------------
There are no sales charges (load) or other transaction fees. Class I shares for this fund are offered for investment by strategic asset allocation funds only.

The following table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

-----------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (expenses that are deducted
from fund assets, expressed as a % of average daily net assets)(a)
                                                             CLASS I SHARES
-----------------------------------------------------------------------------
 Management fees                                                  0.80%
 Distribution and service (12b-1) fees                             N/A
 Other expenses                                                   0.09%
-----------------------------------------------------------------------------
                                                            ------------------------------
 TOTAL ANNUAL FUND OPERATING EXPENSES                             0.89%
 EXPENSE REDUCTION(B)                                             0.00%
                                                            ------------------------------
 NET OPERATING EXPENSES                                           0.89%
-----------------------------------------------------------------------------

(a) Annual fund operating expenses are based on the fund's expenses for the fiscal year ended October 31, 2005, restated to reflect the estimated expenses of Class I shares.
(b) Contractual arrangements have been made with the fund's investment adviser, Transamerica Fund Advisors, Inc. (TFAI), through March 1, 2007, to waive fees and/or reimburse fund expenses to the extent that the fund's total operating expenses (excluding any distribution and service (12b-1) fee) exceed 1.40%. TFAI is entitled to reimbursement by the fund of fees waived or expenses reduced during any of the previous 36 months beginning on the date of the expense limitation agreement if on any day the estimated annualized fund operating expenses are less than 1.40%.

EXAMPLE
This example is here to help you compare the cost of investing in this fund with the cost of investing in other mutual funds. It

TA IDEX CLARION GLOBAL REAL ESTATE SECURITIES
--------------------------------------------------------------------------------

shows the cumulative expenses you would pay if you invested $10,000 and held your shares for various time periods, with a 5% annual return and fund operating expenses remaining the same. This return is for illustrative purposes and is not guaranteed. Actual costs may be higher or lower.

----------------------------------
 SHARE CLASS   1 YEAR     3 YEARS
----------------------------------
      I          $91       $284
----------------------------------

(QUESTION MARK ICON)
ADDITIONAL INFORMATION
---------------------------------------------------------

MANAGEMENT

INVESTMENT ADVISER:

   Transamerica Fund Advisors, Inc. (TFAI)
   570 Carillon Parkway
   St. Petersburg, Florida 33716-1202

For additional information about TFAI, see the section entitled "Shareholder Information - Investment Adviser" of this prospectus.

ADVISORY FEE:

TFAI receives compensation, calculated daily and paid monthly, from the fund at the indicated annual rate (expressed as a specified percentage of the fund's average daily net assets):

AVERAGE DAILY NET ASSETS
First $250 million..............................     0.80%
Over $250 million up to $500 million............    0.775%
Over $500 million up to $1 billion..............     0.70%
Over $1 billion.................................     0.65%

For the fiscal year ended October 31, 2005, the fund paid an advisory fee of 0.80% of the fund's average daily net assets.

SUB-ADVISER:

   ING Clarion Real Estate Securities LP
   259 N. Radnor-Chester Road, Suite 205
   Radnor, Pennsylvania 19087

SUB-ADVISORY FEE:

The sub-adviser receives monthly compensation from the investment adviser at the annual rate of the fund's average daily net assets. The percentage for the fund is as follows:

First $250 million..............................     0.40%
Over $250 million up to $500 million............    0.375%
Over $500 million up to $1 billion..............     0.35%
Over $1 billion, less 50% of any amount
  reimbursed pursuant to the fund's expense
  limitation....................................     0.30%

PORTFOLIO MANAGERS:

T. RITSON FERGUSON, CFA, JOSEPH P. SMITH, CFA, AND STEVEN D. BURTON, CFA, serve as co-managers of this fund.

T. RITSON FERGUSON is the Chief Investment Officer and Managing Director of Clarion. He joined Clarion in 1991, and provides oversight of the firm's day-to-day management of the fund.

JOSEPH P. SMITH is a Managing Director of Clarion and is a member of the Investment Policy Committee. He shares responsibility for management of the fund. Prior to joining Clarion in 1997, he was with Alex Brown & Sons, Inc., as an associate in the Real Estate Investment Banking Group.

STEVEN D. BURTON is a Senior Director of Clarion and is a member of the Investment Policy Committee. He shares responsibility for management of the fund. Prior to joining Clarion in 1995, he was with GE Investment Corporation.

The sub-adviser, and its predecessors, has provided investment advisory services to various clients since 1982.

The Statement of Additional Information provides additional information about the portfolio managers' compensation, other accounts managed by the portfolio managers, and the portfolio managers' ownership of securities in the fund.

A discussion regarding the basis of TA IDEX's Board of Trustees' approval of the fund's advisory arrangements will be available in TA IDEX's semi-annual report for the fiscal period ending April 30, 2006.

FINANCIAL HIGHLIGHTS:

Financial Highlights for this fund are not included in this prospectus because Class I shares commenced operations on November 15, 2005.

TA IDEX EVERGREEN HEALTH CARE

(FORMERLY, TA IDEX T. ROWE PRICE HEALTH SCIENCES)
--------------------------------------------------------------------------------

SUMMARY OF RISKS AND RETURNS

(CHECK MARK ICON)
OBJECTIVE
---------------------------------------------------------
The objective of TA IDEX Evergreen Health Care is to seek long-term capital appreciation.

(CIRCLE I ICON)
PRINCIPAL STRATEGIES AND POLICIES
---------------------------------------------------------
The fund's sub-adviser, Evergreen Investment Management Company, LLC (Evergreen), seeks to achieve this objective by investing, under normal circumstances, at least 80% of the portfolio's assets in the equity securities of "health care companies." A company is generally deemed to be a "health care company" if it develops, produces or distributes products or services related to the health care industry and derives a substantial portion (i.e., more than 50%) of its revenue from products and services in health care. These include, but are not limited to, pharmaceutical companies, biotechnology companies, medical device and supply companies, managed care companies and health care information and service providers. The fund may invest in securities of relatively well-known and large companies as well as small- and medium-sized companies. In choosing the best companies to invest in, Evergreen looks for strong management, growing product lines, leading technology, franchise niche, and a strong balance sheet, which may transform into high return on equity and consistent high earnings growth. Stocks are selected based on both Evergreen's estimate of their fundamental investment value and their relative attractiveness compared to their business competitors. Evergreen generally does not take portfolio turnover into account in making investment decisions. This means that the fund could have a high portfolio turnover (100% or more) in any fiscal year.

The fund may invest in securities of both domestic and foreign issuers. There is no limit to the amount the fund may invest in foreign securities.

The fund may invest in futures and options, which are forms of derivatives. Such practices are used to hedge the fund's portfolio to protect against market decline, to maintain the fund's exposure to its market, to manage cash or to attempt to increase income. In addition, the fund may also engage in short sales of securities to hedge the fund's portfolio, to protect against market decline, to maintain the fund's exposure to its market, to manage cash or to attempt to increase income.

Under adverse or unstable market conditions, the fund could invest some or all of its assets in cash, repurchase agreements and money market instruments. Although the fund would do this only in seeking to avoid losses, the fund may be unable to pursue its investment objective during that time, and it could reduce the benefit from any upswing in the market.

THIS FUND IS NON-DIVERSIFIED.

WHAT IS A NON-DIVERSIFIED FUND?
A "non-diversified" fund has the ability to take larger positions in a smaller number of issuers. To the extent a fund invests a greater portion of its assets in the securities of a smaller number of issuers, it may be more susceptible to any single economic, political or regulatory occurrence than a diversified fund and may be subject to greater loss with respect to its portfolio securities. However, to meet federal tax requirements, at the close of each quarter the fund may not have more than 25% of its total assets invested in any one issuer, and, with respect to 50% of its total assets, not more than 5% of its total assets invested in any one issuer.

(EXCLAMATION ICON)
PRINCIPAL RISKS
---------------------------------------------------------
The fund is subject to the following principal investment risks:

- STOCKS
While stocks have historically outperformed other investments over the long term, their prices tend to go up and down more dramatically over the shorter term. These price movements may result from factors affecting individual companies, industries or the securities market as a whole. Because the stocks the fund holds fluctuate in price, the value of your investments in the fund will go up and down.

- HEALTH CARE SECTOR
To the extent the fund invests a significant portion of its assets in one or more economic sectors or industries at any time, the fund will face a greater risk of loss due to factors affecting the sectors or industries than if the fund always maintained wide diversity among the sectors and industries in which it invests.

Health care companies are strongly affected by worldwide scientific or technological developments. Their products may rapidly become obsolete and are also often dependent on the developer's ability to receive patents from regulatory agencies and then to enforce them in the market. A health care company's valuation can often be based largely on the potential or actual performance of a limited number of products. A health care company's valuation can be greatly affected if one of its products proves unsafe, ineffective or unprofitable. Many health care companies are also subject to significant government regulation and may be affected by changes in governmental policies. As a result, investments in the health and biotechnology segments include the risk that the economic prospects, and the share prices, of health and biotechnology companies can fluctuate dramatically due to changes in the regulatory or competitive environments.

- FOREIGN SECURITIES
Investments in foreign securities, including American Depositary Receipts
(ADRs), Global Depositary Receipts (GDRs) and European Depositary Receipts
(EDRs), involve risks relating to political, social and economic developments abroad, as well as risks resulting from the difference between the regulations to which U.S. and foreign issuer markets are subject. These risks may include, without limitation:

- changes in currency values

- currency speculation

TA IDEX EVERGREEN HEALTH CARE
--------------------------------------------------------------------------------

- currency trading costs

- different accounting and reporting practices

- less information available to the public

- less (or different) regulation of securities markets

- more complex business negotiations

- less liquidity

- more fluctuations in prices

- delays in settling foreign securities transactions

- higher costs for holding shares (custodial fees)

- higher transaction costs

- vulnerability to seizure and taxes

- political instability and small markets

- different market trading days

- SMALL- OR MEDIUM-SIZED COMPANIES
Investing in small- and medium-sized companies involves greater risk than is customarily associated with more established companies. Stocks of such companies may be subject to more volatility in price than larger company securities. Among the reasons for the greater price volatility are the less certain growth prospects of smaller companies, the lower degree of liquidity in the markets for such securities, and the greater sensitivity of smaller companies to changing economic conditions. Small companies often have limited product lines, markets, or financial resources and their management may lack depth and experience. Such companies usually do not pay significant dividends that could cushion returns in a falling market.

- VALUE RISK
The value approach carries the risk that the market will not recognize a security's intrinsic value for a long time, or that a stock considered to be undervalued may actually be appropriately priced.

- DERIVATIVES
The use of derivative instruments may involve risks different from, or greater than, the risks associated with investing directly in securities or other traditional investments. Derivatives may be subject to market risk, interest rate risk, and credit risk. Certain derivatives may be illiquid, which may reduce the return of the fund if it cannot sell or terminate the derivative instrument at an advantageous time or price. Some derivatives may involve the risk of improper valuation, or the risk that changes in the value of the instrument may not correlate well with the underlying asset, rate or index. As a result of inaccurate market predictions by the sub-adviser, the fund could lose the entire amount of its investment in a derivative and, in some cases, could lose more than the principal amount invested. Also, suitable derivative instruments may not be available in all circumstances, and there is no assurance that the fund will be able to engage in these transactions to reduce exposure to other risks.

- FUTURES
Futures involve additional investment risks and transactional costs, and draw upon skills and experience which are different than those needed to pick other securities. Special risks include:

- inaccurate market predictions

- imperfect correlation
- illiquidity

- tax considerations

- OPTIONS
Investing in financial contracts such as options involve additional risks and costs. Risks include, without limitation:

- inaccurate market predictions which may result in losses instead of gains

- prices may not match so the benefits of the transaction might be diminished and the fund may incur substantial losses

- HEDGING
The fund may enter into forward foreign currency contracts to hedge against declines in the value of securities denominated in, or whose value is tied to, a currency other than the U.S. dollar or to reduce the impact of currency fluctuation on purchases and sales of such securities. Shifting the fund's currency exposure from one currency to another removes the fund's opportunity to profit from the original currency and involves a risk of increased losses for the fund if the sub-adviser's projection of future exchange rates is inaccurate.

- SHORT SALES
A short sale is effected by selling a security that the fund does not own, or, if the fund does own such security, it is not to be delivered upon consummation of the sale. If the price of the security sold short increases, the fund will incur a loss; conversely, if the price declines, the fund will realize a gain. Although the gain is limited by the price at which the security was sold short, a loss is potentially unlimited.

- NON-DIVERSIFICATION RISK
Focusing investments in a small number of issuers, industries or foreign currencies increases risk. Because the fund is non-diversified, it may be more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be.

- PORTFOLIO TURNOVER
The fund may engage in a significant number of short-term transactions, which may adversely affect fund performance. Increased turnover results in higher brokerage costs or mark-up charges for the fund. The fund ultimately passes these costs on to shareholders. Short-term trading may also result in short-term capital gains, which are taxed as ordinary income to shareholders.

- MARKET RISK
The value of securities owned by the fund may go up or down, sometimes rapidly or unpredictably. Securities may decline in value due to factors affecting securities markets generally or particular industries.

YOU MAY LOSE MONEY IF YOU INVEST IN THIS FUND.

These and other risks are fully described in the section entitled "Explanation of Strategies and Risks" in Appendix A of this prospectus.

DISCLOSURE OF PORTFOLIO HOLDINGS
A detailed description of the fund's policies and procedures with respect to the disclosure of the fund's portfolio securities is available in the Statement of Additional Information. In addition, investors should note that the fund publishes its holdings on its website at www.transamericaidex.com 30 days after the end of each calendar quarter. Such information will generally remain

TA IDEX EVERGREEN HEALTH CARE
--------------------------------------------------------------------------------

online for six months or as otherwise consistent with applicable regulations.

- INVESTOR PROFILE
This fund may be appropriate for the investor who is seeking an aggressive approach to capital growth through investment in health care companies, and can accept the potential for above-average price fluctuations. The fund should not represent an investor's complete investment program or be used for short-term trading purposes.

(PERCENTAGE ICON)
PAST PERFORMANCE
---------------------------------------------------------
The bar chart and the table below provide some indication of the risks of investing in the fund by showing you how the fund's performance has varied from year to year and how the fund's average annual total returns for different periods compare to the returns of a broad measure of market performance, the Standard & Poor's 1500 Super Composite Health Care Index (S&P 1500 Index), an unmanaged, capitalization-weighted index tracking the performance of health care stocks within the S&P 500, S&P MidCap 400 and the S&P 600 Indexes. The table shows average annual total returns for Class I of shares of the fund. Absent limitations of the fund's expenses, total returns would be lower. As with all mutual funds, past performance (before and after taxes) is not a prediction of future results.
YEAR-BY-YEAR TOTAL RETURN as of 12/31 each year (%)

                                 CLASS I SHARES
                               ------------------

                                  [BAR CHART]

-----------------------------------------------------------
    CLASS I SHARES          QUARTER ENDED       RETURN
-----------------------------------------------------------
  Best Quarter:              09/30/2005         10.59%
-----------------------------------------------------------
  Worst Quarter:             03/31/2005         (9.29)%
-----------------------------------------------------------

  AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/05(1)

-------------------------------------------------------------------
                                                          LIFE OF
                                              1 YEAR      FUND(2)
-------------------------------------------------------------------
  Return before taxes                         11.86%      16.94%
-------------------------------------------------------------------
  Return after taxes on distributions(3)      10.71%      15.71%
-------------------------------------------------------------------
  Return after taxes on distributions and
  sale of fund shares(3)                       8.66%      14.12%
-------------------------------------------------------------------
  S&P 1500 Index (reflects no deduction for
  fees, expenses, or taxes)                    7.49%      11.85%
-------------------------------------------------------------------
  S&P 500 Index(4) (reflects no deduction
  for fees, expenses, or taxes)                4.91%       8.11%
-------------------------------------------------------------------

(1) Actual returns may depend on the investor's individual tax situation. After-tax returns may not be relevant if the investment is made through a tax-exempt or tax-deferred account, such as a 401(k) plan.
(2) Class I commenced operations on November 8, 2004.
(3) The after-tax returns are calculated using the historic highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
(4) This benchmark served as the fund's index prior to March 1, 2006.

NOTE: Prior to March 1, 2006, a different sub-adviser managed this fund, and it had a different investment objective and used different investment strategies. The performance set forth prior to that date is attributable to the previous sub-adviser.

(DOLLAR ICON)
FEES AND EXPENSES
---------------------------------------------------------
There is no sales charge (load) or other transaction fees as Class I shares for this fund are for investment by strategic asset allocation funds only.

The following table describes the fees and expenses that you may pay if you hold shares of the fund.

-----------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (expenses that are deducted
from fund assets, expressed as a % of average daily net assets)(a)
                                                             CLASS I SHARES
-----------------------------------------------------------------------------
 Management fees                                                  0.84%
 Distribution and service (12b-1) fees                             N/A
 Other expenses                                                   0.07%
-----------------------------------------------------------------------------
                                                            ------------------------------
 TOTAL ANNUAL FUND OPERATING EXPENSES                             0.91%
 EXPENSE REDUCTION(B)                                             0.00%
                                                            ------------------------------
 NET OPERATING EXPENSES                                           0.91%
-----------------------------------------------------------------------------

(a) Annual fund operating expenses are based on the fund's expenses for the fiscal year ended October 31, 2005, restated to reflect current contractual advisory fees and expenses limits.
(b) Contractual arrangements have been made with the fund's investment adviser, Transamerica Fund Advisors, Inc. (TFAI), through March 1, 2007, to waive fees and/or reimburse fund expenses to the extent such expenses (excluding any distribution and service (12b-1) fees) exceed 1.47%. TFAI is entitled to reimbursement by the fund of fees waived or expenses reduced during any of the previous 36 months beginning on the date of the expense limitation agreement if on any day the estimated annualized fund operating expenses are less than 1.47%.

A $25 annual fee is imposed on accounts open for over 12 months that are below a minimum balance. See the section entitled "Shareholder Information - Minimum Account Balance" of this prospectus.

EXAMPLE
This example is here to help you compare the cost of investing in this fund with that of other mutual funds. It shows the cumulative expenses you would pay if you invested $10,000 and held your shares for various time periods, with a 5% annual return and fund operating expenses remaining the same. This return is for illustration purposes and is not guaranteed. Actual costs may be higher or lower.

---------------------------------------------------------
 SHARE CLASS   1 YEAR    3 YEARS    5 YEARS     10 YEARS
---------------------------------------------------------
      I          $93       $290       $644       $1,314
---------------------------------------------------------

TA IDEX EVERGREEN HEALTH CARE
--------------------------------------------------------------------------------

(QUESTION MARK ICON)
ADDITIONAL INFORMATION
---------------------------------------------------------

MANAGEMENT

INVESTMENT ADVISER:

   Transamerica Fund Advisors, Inc. (TFAI)
   570 Carillon Parkway
   St. Petersburg, Florida 33716-1202

ADVISORY FEE:

TFAI receives compensation, calculated daily and paid monthly, from the fund at the indicated annual rate (expressed as a specified percentage of the fund's average daily net assets):

AVERAGE DAILY NET ASSETS
First $100 million...............................    0.87%
Over $100 million up to $250 million.............    0.85%
Over $250 million................................    0.80%

For the fiscal year ended October 31, 2005, the fund paid an advisory fee of 0.99% of the fund's average daily net asset.

NOTE: The advisory fees for this fund were recently reduced. Prior to March 1, 2006, TFAI received compensation from the fund (expressed as a specified percentage of the fund's average daily net assets):

First $500 million...............................    1.00%
Over $500 million................................    0.95%

For additional information about TFAI, see the section entitled "Shareholder Information - Investment Adviser" of this prospectus.

SUB-ADVISER:

   Evergreen Investment Management Company, LLC
   200 Berkeley Street
   Boston, Massachusetts 02116-5034

SUB-ADVISORY FEE:

First $100 million...............................    0.42%
Over $100 million up to $250 million.............    0.40%
Over $250 million................................    0.35%

PORTFOLIO MANAGER:

LIU-ER CHEN, CFA, is a Senior Portfolio Manager and Managing Director. He joined Evergreen in 1995. He has managed TA IDEX Evergreen Health Care since its inception and the Evergreen Health Care Fund since its inception in 1999. Prior to joining Evergreen, he worked for several years in the pharmaceutical industry. He received an MD from Anhui Medical University in 1985, an MBA from Columbia University in 1993 and an MS from the Chinese Academy of Sciences in 1998.

The SAI provides additional information about the portfolio manager's compensation, other accounts managed by the portfolio manager, and the portfolio manager's ownership of securities in the fund.

A discussion regarding the basis of TA IDEX's Board of Trustees' approval of the fund's advisory arrangements will be available in TA IDEX's semi-annual report for the fiscal period ending April 30, 2006.

TA IDEX EVERGREEN HEALTH CARE
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS:

The Financial Highlights table is intended to help you understand the fund's performance for as long as it has been operating. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate an investor would have earned (or lost) on an investment in the fund for the period shown, assuming reinvestment of all dividends and distributions. This information through October 31, 2005 has been derived from financial statements audited by PricewaterhouseCoopers LLP, whose report, along with the fund's financial statements, is included in the 2005 Annual Report, which is available to you upon request.

For a share of beneficial interest outstanding throughout each period:

                                     CLASS I
                                  --------------
                                  For the Period
                                      Ended
                                   October 31,
                                    2005(d,g)
                                  --------------
Net Asset Value, Beginning of
 Period                               $11.26

Investment Operations:
 Net Investment Income (Loss)          (0.07)
 Net Realized and Unrealized
   Gain (Loss)                          1.43
                                  --------------
 Total Operations                       1.36
                                  --------------
Distributions:
 From Net Investment Income                -
 From Net Realized Gains               (0.10)
                                  --------------
   Total Distributions                 (0.10)
Net Asset Value, End of Period        $12.52
                                  ==============

Total Return(c)                        12.09%
 Net Assets, End of Period
   (000's)                          $173,270
Ratios/Supplemental Data:
 Ratio of Expenses to Average
   Net Assets(a)
   Net(e)                               1.06%
   Total(f)                             1.06%
 Net Investment Income (Loss) to
   Average Net Assets(a)               (0.65)%
 Portfolio Turnover Rate(b)               59%

---------------

(a)  Annualized.

(b)  Not annualized.

(c) Total Return has been calculated for the applicable period without deduction of a sales load, if any, on an initial purchase. Periods of less than one year are not annualized.

(d)  Per share information is calculated based on average shares outstanding.

(e) Ratio of Net Expenses to Average Net Assets is net of fee waivers and reimbursements by the investment adviser.

(f) Ratio of Total Expenses to Average Net Assets includes all expenses before fee waivers, reimbursements.

(g) TA IDEX Evergreen Health Care (formerly, TA IDEX T. Rowe Price Health Sciences) ("the Fund") commenced operations on March 1, 2002.

TA IDEX GREAT COMPANIES -- TECHNOLOGY(SM)
--------------------------------------------------------------------------------

SUMMARY OF RISKS AND RETURNS

(CHECK MARK ICON)
OBJECTIVE
---------------------------------------------------------
The objective of TA IDEX Great Companies -- Technology(SM) is long-term growth of capital.

(CIRCLE I ICON)
PRINCIPAL STRATEGIES AND POLICIES
---------------------------------------------------------
The fund's sub-adviser, Great Companies, L.L.C. (Great Companies), seeks to achieve this objective by investing in:

- common stocks of companies that offer technology or related products and services, These companies may include, without limitation, companies that develop, produce, or distribute products or services in the computer, semi-conductor, software, electronics, media, communications, health care, and biotechnology sectors.

Great Companies generally invests at least 80% of the fund's assets in such stocks.

The fund seeks to invest in stocks of companies that rely extensively on technology in their product development or operations and have benefited from technological progress in their operating history, with a particular focus on companies in developing segments of sector. Stocks for this fund are selected by Great Companies from a group of companies that it has identified, in its opinion, as being "great companies."

To be considered a "great technology company" candidate by the sub-adviser, the sub-adviser will initially determine if a company meets certain of the following criteria: be highly regarded by management experts; strong corporate governance; have a market cap in excess of $2 billion; be a global company as defined by the sub-adviser; be engaged in what the sub-adviser considers to be "terrific technology businesses"; have a "protective barrier" such as superior brand franchises; consider employees to be a company's most valuable asset; have, in the sub-adviser's opinion, "world class management"; and be an innovation-driven company that, in the sub-adviser's opinion, can convert changes into opportunities. The sub-adviser will use the NASDAQ 100 Index as the performance benchmark for the fund.

To determine which "great company" in which the fund should invest, Great Companies uses intrinsic value investing. Intrinsic value is the discounted value of the estimated amount of cash that can be taken out of a business during its remaining life. It is an estimate rather than a precise figure and changes when interest rates move or when forecasts of future cash flows are revised.

Under adverse or unstable market conditions, the fund could invest some or all of its assets in cash, repurchase agreements and money market instruments. Although the fund would do this only in seeking to avoid losses, the fund may be unable to pursue its investment objective during that time, and it could reduce the benefit from any upswing in the market.

THIS FUND IS NON-DIVERSIFIED.

WHAT IS A NON-DIVERSIFIED FUND?
A "non-diversified" fund has the ability to take larger positions in a smaller number of issuers. To the extent a fund invests a greater portion of its assets in the securities of a smaller number of issuers, it may be more susceptible to any single economic, political or regulatory occurrence than a widely diversified fund and may be subject to greater loss with respect to its portfolio securities. However, to meet federal tax requirements, at the close of each quarter the fund may not have more than 25% of its total assets invested in any one issuer, and, with respect to 50% of its total assets, not more than 5% of its total assets invested in any one issuer.

(EXCLAMATION ICON)
PRINCIPAL RISKS
---------------------------------------------------------
The fund is subject to the following principal investment risks:

- STOCKS
While stocks have historically outperformed other investments over the long term, their prices tend to go up and down more dramatically over the shorter term. These price movements may result from factors affecting individual companies, industries or the securities market as a whole. Because the stocks the fund holds fluctuate in price, the value of your investment in the fund will go up and down.

- TECHNOLOGY STOCKS
Securities of technology companies are strongly affected by worldwide scientific and technological developments and governmental policies, and, therefore, are generally dependent upon or associated with technological issues. The entire value of the fund may decrease if the technology industry declines. Further, the prices of many technology companies have experienced considerable volatility in the past and may do so in the future.

- HEALTH CARE SECTOR
To the extent the fund invests a significant portion of its assets in one or more economic sectors or industries at any time, the fund will face a greater risk of loss due to factors affecting the sectors or industries than if the fund always maintained wide diversity among the sectors and industries in which it invests.

Health care companies are strongly affected by worldwide scientific or technological developments. Their products may rapidly become obsolete and are also often dependent on the developer's ability to receive patents from regulatory agencies and then to enforce them in the market. A health care company's valuation can often be based largely on the potential or actual performance of a limited number of products. A health care company's valuation can be greatly affected if one of its products proves unsafe, ineffective or unprofitable. Many health care companies are also subject to significant government regulation and may be affected by changes in governmental policies. As a result, investments in the health and biotechnology segments include the risk that the economic prospects, and the share prices, of health and biotechnology companies can fluctuate dramatically due to changes in the regulatory or competitive environments.

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TA IDEX GREAT COMPANIES -- TECHNOLOGY(SM)
--------------------------------------------------------------------------------

- GROWTH STOCKS
Growth stocks can be volatile for several reasons. Since growth companies usually reinvest a high proportion of their earnings in their own businesses, they may lack the dividends often associated with the value stocks that could cushion their decline in a falling market. Also, since investors buy growth stocks because of their expected superior earnings growth, earnings disappointments often result in sharp price declines. Certain types of growth stocks, particularly technology stocks, can be extremely volatile and subject to greater price swings than the broader market.

- VALUE RISK
The value approach carries the risk that the market will not recognize a security's intrinsic value for a long time, or that a stock considered to be undervalued may actually be appropriately priced.

- NON DIVERSIFICATION RISK
Focusing investments in a small number of issuers, industries or foreign currencies increases risk. Because the fund is non diversified, it may be more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be.

- MARKET RISK
The value of securities owned by the fund may go up or down, sometimes rapidly or unpredictably. Securities may decline in value due to factors affecting securities markets generally or particular industries.

YOU MAY LOSE MONEY IF YOU INVEST IN THIS FUND.
These and other risks are fully described in the section entitled "Explanation of Strategies and Risks" in Appendix A of this prospectus.

DISCLOSURE OF PORTFOLIO HOLDINGS
A detailed description of the fund's policies and procedures with respect to the disclosure of the fund's portfolio securities is available in the Statement of Additional Information. In addition, investors should note that the fund publishes its holdings on its website at www.transamericaidex.com 30 days after the end of each calendar quarter. Such information will generally remain online for six months or as otherwise consistent with applicable regulations.

- INVESTOR PROFILE
The fund may be appropriate for investors who seek long-term growth of capital and who can tolerate fluctuations inherent in stock investing.

(PERCENTAGE ICON)
PAST PERFORMANCE
---------------------------------------------------------
The past performance information shown below is for Class A shares, which would have substantially similar annual returns as Class I shares because both share classes are invested in the same portfolio of securities. The returns for Class A shares will vary from Class I shares to the extent that the Classes do not have the same expenses and Class I shares are not subject to sales charges (which are reflected in the performance information about Class A shares in the table.). Performance information for Class I shares will be included after the share class has been in operation for one complete calendar year.

The bar chart and the table below provide some indication of the risks of investing in the fund by showing you how the fund's performance has varied from year to year, and how the fund's average annual total returns for different periods compare to the returns of a broad measure of market performance, the NASDAQ 100 Index (NASDAQ 100 Index), a widely recognized unmanaged index of market performance which tracks the 100 largest stocks listed on the NASDAQ Stock Market. The bar chart does not reflect the impact of sales charges, which, if reflected, would lower the returns. The table, which shows average annual total returns for each class of shares of the fund, includes deduction of applicable Class A sales charges. Absent limitation of the fund's expenses, total returns would be lower. As with all mutual funds, past performance (before and after taxes) is not a prediction of future results.

YEAR-BY-YEAR TOTAL RETURN as of 12/31 each year (%)

                                 CLASS A SHARES
                               ------------------

(BAR CHART)

2001                                                                            -34.36
2002                                                                            -39.42
2003                                                                             48.81
2004                                                                              7.47
2005                                                                              1.35

---------------------------------------------------------
CLASS A SHARES             QUARTER ENDED       RETURN
---------------------------------------------------------
  Best Quarter:             12/31/2001         35.04%
---------------------------------------------------------
  Worst Quarter:            09/30/2001         (34.51)%
---------------------------------------------------------

  AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/05(1)

------------------------------------------------------------------------
                                                               LIFE OF
                                      1 YEAR      5 YEARS      FUND(2)
------------------------------------------------------------------------
 Return before taxes                  (4.22)%     (9.44)%     (15.98)%
------------------------------------------------------------------------
 Return after taxes on
 distributions(3)                     (4.66)%     (9.52)%     (16.05)%
------------------------------------------------------------------------
 Return after taxes on
 distributions and sale of fund
 shares(3)                            (2.49)%     (7.78)%     (12.64)%
------------------------------------------------------------------------
 NASDAQ 100 Index
 (reflects no deduction for fees,
 expenses, or taxes)                   1.49%      (6.81)%     (15.17)%
------------------------------------------------------------------------

(1 )Actual returns may depend on the investor's individual tax situation. After-tax returns may not be relevant if the investment is made through a tax-exempt or tax-deferred account, such as a 401(k) plan. After-tax returns are presented for only one class and returns for other classes will vary.
(2 )Class A commenced operations on July 14, 2000.
(3 )The after-tax returns are calculated using the historic highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

(DOLLAR ICON)
FEES AND EXPENSES
---------------------------------------------------------
There are no sales charges (load) or other transaction fees. Class I shares for this fund are offered for investment by strategic asset allocation funds only.

TA IDEX GREAT COMPANIES -- TECHNOLOGY(SM)
--------------------------------------------------------------------------------

The following table describes the fees and expenses that you may pay if you buy and held shares of the fund.

---------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (expenses that are deducted
from fund assets, expressed as a % of average daily net assets)(a)
                                                           CLASS I SHARES
---------------------------------------------------------------------------
 Management fees                                                0.78%
 Distribution and service (12b-1) fees                           N/A
 Other expenses                                                 0.13%
---------------------------------------------------------------------------
                                                          ------------------------------
 TOTAL ANNUAL FUND OPERATING EXPENSES                           0.91%
 EXPENSE REDUCTION(B)                                           0.00%
                                                          ------------------------------
 NET OPERATING EXPENSES                                         0.91%
------------------------------

(a) Annual fund operating expenses are based on the fund's expenses for the fiscal year ended October 31, 2005, restated to reflect the estimated expenses of Class I shares.
(b) Contractual arrangements have been made with the fund's investment adviser, Transamerica Fund Advisors, Inc. (TFAI), through March 1, 2007, to waive fees and/or reimburse fund expenses to the extent that the fund's total operating expenses (excluding any distribution and service (12b-1) fee) exceed 1.18%. TFAI is entitled to reimbursement by the fund of fees waived or expenses reduced during any of the previous 36 months beginning on the date of the expense limitation agreement if on any day the estimated annualized fund operating expenses are less than 1.18%.

EXAMPLE
This example is here to help you compare the cost of investing in this fund with the cost of investing in other mutual funds. It shows the cumulative expenses you would pay if you invested $10,000 and held your shares for various time periods, with a 5% annual return and fund operating expenses remaining the same. This return is for illustrative purposes and is not guaranteed. Actual costs may be higher or lower.

---------------------------------
 SHARE CLASS   1 YEAR    3 YEARS
---------------------------------
      I         $93       $290
---------------------------------

(QUESTION MARK ICON)
ADDITIONAL INFORMATION
---------------------------------------------------------

MANAGEMENT

INVESTMENT ADVISER:

   Transamerica Fund Advisors, Inc. (TFAI)
   570 Carillon Parkway
   St. Petersburg, Florida 33716-1202

For additional information about TFAI, see section entitled "Shareholder Information - Investment Advisor" of this prospectus.

ADVISORY FEE:

TFAI receives compensation, calculated daily and paid monthly, from the fund at the indicated annual rate (expressed as a specified percentage of the fund's average daily net assets):

AVERAGE DAILY NET ASSETS
First $500 million..............................     0.78%
Over $500 million...............................     0.70%

For the fiscal year ended October 31, 2005, the fund paid an advisory fee of 0.80% of the fund's average daily net assets.

NOTE: the advisory fees for this fund were recently reduced. Prior to January 1, 2006, the advisory fees at an annual rate (expressed as a specific percentage of the fund's average daily net assets) were:

First $500 million...............................    0.80%
Over $500 million................................    0.70%

SUB-ADVISER:

   Great Companies, L.L.C.
   635 Court Street, Suite 100
   Clearwater, Florida 33756

SUB-ADVISORY FEE:

The sub-adviser receives monthly compensation from the investment adviser at the annual rate of a specified percentage of the fund's average daily net assets. The percentage for the fund is as follows:

First $250 million...............................    0.35%
Over $250 million up to $500 million.............    0.30%
Over $500 million................................    0.25%

PORTFOLIO MANAGERS:

JIM HUGUET has served as Co-CEO and CIO of Great Companies since May 2000. He has served as manager of the fund since its inception. From 1994 until 1998, Mr. Huguet served as Executive Vice President of Information Resources Inc. From 1998 to May 2000, Mr. Huguet served as Director and President of Great Companies, Inc., an investment advisory firm registered with the state of Connecticut. In May 2000, Mr. Huguet, together with John R. Kenney and Money Services, Inc., formed Great Companies.

GERRY BOLLMAN, CFA, has served as Executive Vice President of Great Companies since May 2000. He has served as a fund manager of the fund since its inception. From 1983 until 1995, Mr. Bollman was Executive Vice President and Portfolio Manager for Continental Asset Management Corporation in New York City, and was responsible for all equity and venture capital portfolios for that firm. From 1995 to May 2001, Mr. Bollman founded and served as Chairman and Managing Member of Intrinsic Value Associates, LLC, a Chatham, New Jersey based consulting firm that provided portfolio management services and intrinsic value advice to Great Companies, Inc. and then to Great Companies. Mr. Bollman also served as Executive Vice President of Great Companies, Inc., an investment advisory firm registered with the state of Connecticut, from 1999 until May 2000.

MATT STEPHANI, CFA, CPA, has served as Senior Vice President of Great Companies since May 2001. He is responsible for analysis of domestic equities for Great Companies. From 1995 to May 2001, Mr. Stephani was employed by Deloitte & Touche, most recently as an Accounting Manager at the firm's Wilton, Connecticut national office.

DEREK HONG, CFA, has served as Senior Vice President and Portfolio Manager since May 2004. He was a senior vice president and portfolio manager with Peninsula Asset Management in Bradenton, Florida from 2001 to 2004. From 1995 until 2001, he was a fund manager with the Abu Dhabi Investment Authority, in the United Arab Emirates. From 1993 to 1995, Mr. Hong served as Portfolio Manager and Equity

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TA IDEX GREAT COMPANIES -- TECHNOLOGY(SM)
--------------------------------------------------------------------------------

Research Analyst with Davidson Investment Advisors in Great Falls, Montana.

Great Companies has provided investment advisory services to various clients since 2000.

The Statement of Additional Information provides additional information about the portfolio managers' compensation, other accounts managed by the portfolio managers, and the portfolio managers' ownership of securities in the fund.

A discussion regarding the basis of TA IDEX's Board of Trustees' approval of the fund's advisory arrangements will be available in TA IDEX's semi-annual report for the fiscal period ending April 30, 2006.

FINANCIAL HIGHLIGHTS:

Financial Highlights for this fund are not included in this prospectus because Class I shares commenced operations on November 15, 2005.

TA IDEX PIMCO REAL RETURN TIPS
--------------------------------------------------------------------------------

SUMMARY OF RISKS AND RETURNS

(CHECK MARK ICON)
OBJECTIVE
---------------------------------------------------------
The objective of TA IDEX PIMCO Real Return Tips is to seek maximum real return consistent with preservation of real capital and prudent investment management.

(CIRCLE I ICON)
PRINCIPAL STRATEGIES AND POLICIES
---------------------------------------------------------
The fund's sub adviser, Pacific Investment Management Company LLC (PIMCO), seeks to achieve this objective by investing principally in Treasury Inflation Indexed Securities, also referred to as Treasury Inflation Protected Securities or "TIPS".

PIMCO invests, under normal circumstances, at least 80% of the fund's net assets in TIPS of varying maturities. Inflation protected indexed bonds are fixed-income securities that are structured to provide protection against inflation. The value of the bond's principal or the interest income paid on the bond is adjusted to track changes in an official inflation measure. The U.S. Treasury uses the Consumer Price Index for Urban Consumers (CPI U) as the inflation measure. "Real return" equals total return less the estimated cost of inflation, which is typically measured by the change in an official inflation measure. The average portfolio duration of this fund normally varies within three years (plus or minus) of the duration of the Lehman Global Real: U.S. TIPS Index, which as of December 31, 2005 was 6.6 years. Additional inflation protected investments may include inflation indexed bonds issued by agencies of the U.S. Government, government sponsored enterprises, non U.S. governments, U.S. corporations and foreign companies.

Other investments may include mortgage related securities, including stripped mortgage related securities; and other fixed-income securities, including corporate bonds and notes, asset backed securities, money market instruments; and derivative instruments and forward commitments relating to the above securities. For a discussion of these securities and others, please refer to the section entitled "Explanation of Strategies and Risks."

PIMCO invests the fund's assets primarily in investment grade debt securities, but may invest up to 10% of the assets in high yield securities ("junk bonds") rated B or higher by Moody's or S&P or, if unrated, determined by PIMCO to be of comparable quality. PIMCO may invest up to 200 of its assets in securities denominated in foreign currencies, and may invest beyond this limit in U.S. dollar denominated securities of foreign issuers. The fund will normally hedge at least 75% of the fund's exposure to foreign currency to reduce the risk of loss due to fluctuations in currency exchange rates.

The fund may invest all of its assets in derivative instruments, such as options, futures contracts or swap agreements. The fund may lend its portfolio securities to brokers, dealers and other financial institutions to earn income. The fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls).

Under adverse or unstable market conditions, the fund could invest some or all of its assets in cash, repurchase agreements and money market instruments. Although the fund would do this only in seeking to avoid losses, the fund may be unable to pursue its investment objective during that time, and it could reduce the benefit from any upswing in the market.

WHAT IS DURATION?
Duration is a weighted measure of the length of time a bond portfolio will repay its principal and interest. It is a calculation of the percentage change in the portfolio's value if interest rates move up or down in 1% increments. Unlike maturity, duration takes into account interest payments that occur throughout the course of holding the bonds.

THIS FUND IS NON-DIVERSIFIED.

WHAT IS A NON DIVERSIFIED FUND?
A "non diversified" fund has the ability to take larger positions in a smaller number of issuers. To the extent a fund invests a greater portion of its assets in the securities of a smaller number of issuers, it may be more susceptible to any single economic, political or regulatory occurrence than a diversified fund and may be subject to greater loss with respect to its portfolio securities. However, to meet federal tax requirements, at the close of each quarter the fund may not have more than 25% of its total assets invested in any one issuer with the exception of U.S. government securities and agencies, and, with respect to 50% of its total assets, not more than 5% of its total assets invested in any one issuer with the exception of U.S. government securities and its agencies.

(EXCLAMATION ICON)
PRINCIPAL RISKS
---------------------------------------------------------
The fund is subject to the following principal investment risks:

- FIXED-INCOME SECURITIES
The value of these securities may change daily based on changes in interest rates, and other market conditions and factors, risks include, without limitation:

- fluctuation in market value

- changes in interest rates: the value of a fixed-income security generally decreases as interest rate rise

- length of time to maturity: the longer the duration, the more vulnerable the value of a fixed-income security is to fluctuations in interest rates

- issuers defaulting on their obligations to pay interest or return principal

- INTEREST RATE RISK
Debt securities have varying levels of sensitivity to changes in interest rates. In general, the price of a debt security can fall when interest rates rise and can rise when interest rates fall. Securities with longer maturities and mortgage securities can be more sensitive to interest rate changes. In other words, the longer the maturity of a security, the greater the impact a change in interest rates could have on the security's price. In addition, short term and long term interest rates do not necessarily move in the same amount or the same direction. Short term securities tend to react to changes in short term interest rates, and long term securities tend to react to changes in long term interest rates. Inflation protected debt securities may react differently

TA IDEX PIMCO REAL RETURN TIPS
--------------------------------------------------------------------------------

from other types of debt securities and tend to react to changes in "real" interest rates. Real interest rates represent nominal (stated) interest rates reduced by the expected impact of inflation.

Inflation protected debt securities tend to react to changes in real interest rates. Real interest rates represent nominal (stated) interest rates reduced by the expected impact of inflation. In general, the price of an inflation protected debt security can fall when real interest rates rise, and can rise when real interest rates fall. Interest payments on inflation protected debt securities can be unpredictable and will vary as the principal and/or interest is adjusted for inflation.

- FOREIGN SECURITIES
Investments in foreign securities, including American Depositary Receipts
(ADRs), Global Depositary Receipts (GDRs), and European Depositary Receipts
(EDRs), involves risks relating to political, social and economic developments abroad, as well as risks resulting from the differences between the regulations to which U.S. and foreign issuer markets are subject. These risks may include, without limitation:

- changes in currency values

- currency speculation

- currency trading costs

- different accounting and reporting practices

- less information available to the public

- less (or different) regulation of securities markets

- more complex business negotiations

- less liquidity

- more fluctuations in prices

- delays in settling foreign securities transactions

- higher costs for holding shares (custodial fees)

- higher transaction costs

- vulnerability to seizure and taxes

- instability and small markets

- different market trading days

- DERIVATIVES
The use of derivative instruments may involve risks different from, or greater than, the risks associated with investing directly in securities or other traditional investments. Derivatives may be subject to market risk, interest rate risk, and credit risk. Certain derivatives may be illiquid, which may reduce the return of the fund if it cannot sell or terminate the derivative instrument at an advantageous time or price. Some derivatives may involve the risk of improper valuation, or the risk that changes in the value of the instrument may not correlate well with the underlying asset, rate or index. As a result of inaccurate market predictions by the sub-adviser, the fund could lose the entire amount of its investment in a derivative and, in some cases, could lose more than the principal amount invested. Also, suitable derivative instruments may not be available in all circumstances, and there is no assurance that the fund will be able to engage in these transactions to reduce exposure to other risks.

- LEVERAGING RISK
Certain transactions may give rise to a form of leverage. Such transactions may include, among others, reverse repurchase agreements, loans of portfolios securities, and the use of when-issued, delayed delivery or forward commitment transactions. The use of derivatives may also create leveraging risk. To mitigate leveraging risk, the adviser will segregate liquid assets or otherwise cover the transactions that may give rise to such risk. The use of leverage may cause the fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet segregation requirements. Leverage, including borrowing, may cause a fund to be more volatile than if it had not been leveraged. This is because leverage tends to exaggerate the effect of any increase or decrease in the value of a fund's portfolio securities.

- HIGH YIELD DEBT SECURITY RISK
High yield debt securities, or junk bonds, are securities which are rated below "investment grade" or are not rated, but are determined to be of equivalent quality. High yield debt securities range from those for which the prospect for repayment of principal and interest is predominantly speculative to those which are currently in default on principal or interest payments. A portfolio with high yield debt securities may be more susceptible to credit risk and market risk than a portfolio that invests only in higher quality debt securities because these lower-rated debt securities are less secure financially and more sensitive to downturns in the economy. In addition, the secondary market for such securities may not be as liquid as that for more highly rated debt securities. As a result, the fund's sub-adviser may find it more difficult to sell these securities or may have to sell them at lower prices. High yield securities are not generally meant for short-term investing.

- HEDGING
The fund may enter into forward foreign currency contracts to hedge against declines in the value of securities denominated in, or whose value is tied to, a currency other than the U.S. dollar or to reduce the impact of currency fluctuation on purchases and sales of such securities. Shifting a fund's currency exposure from one currency to another removes the fund's opportunity to profit from the original currency and involves a risk of increased losses for the fund if the sub-adviser's projection of future exchange rates is inaccurate.

- TAX CONSEQUENCES
Adjustments for inflation to the principal amount of an inflation indexed bond may give rise to original issue discount, which will be includable in the fund's gross income. Please see the section title "Shareholder Information Distribution and Taxes TA IDEX Real Return TIPS" in Shareholder Information.

- CPI U MEASUREMENT RISK
The CPI U is a measurement of changes in the cost of living, made up of components such as housing, food, transportation and energy. There can be no assurance that the CPI U will accurately measure the real rate of inflation in the prices of goods services.

- CREDIT RISK
The fund could lose money if the issuer or guarantor of a fixed-income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations.

- ISSUER RISK
The value of a security may decline for a number of reasons which directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services.

TA IDEX PIMCO REAL RETURN TIPS
--------------------------------------------------------------------------------

- LIQUIDITY RISK
Liquidity risk exists when particular investments are difficult to purchase or sell. The fund's investments in illiquid securities may reduce the returns of the fund because it may be unable to sell the illiquid securities at an advantageous time or price.
- MORTGAGE RELATED SECURITIES
Mortgage-related securities in which the fund may invest represent pools of mortgage loans assembled for sales to investors by various governmental agencies, government-related organizations, as well as by nongovernmental issuers such as commercial banks, savings and loan institutions, mortgage bankers and private mortgage insurance companies. Although certain mortgage-related securities are guaranteed by a third party or otherwise similarly secured, the market value of the security, is not so secured. The fund's investments in mortgage-related securities are exposed to prepayment risk, which is the possibility that mortgage holders will repay their loans early during periods of falling interest rates, requiring the fund to reinvest in lower-yielding instruments and receive less principal or income than originally was anticipated. Rising interest rates tend to extend the duration of mortgage-related securities, making them more sensitive to changes in interest rates. When interest rates decline, borrowers pay off their mortgage rates sooner than expected. This can reduce the returns of the fund because the fund will have to reinvest that money at the lower prevailing interest rates.

- CURRENCY RISK
When the fund invests in securities denominated in foreign currencies, it is subject to the risk that those currencies will decline in value relative to the U.S. Dollar, or, in the case of hedging positions, that the U.S. Dollar will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for reasons such as changes in interest rates, government intervention or political developments. As a result, the fund's investments in foreign currency denominated securities may reduce the returns of the fund.
- NON-DIVERSIFICATION RISK
Focusing investments in a small number of issuers, industries or foreign currencies increases risk. Because the fund is non diversified, it may be more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be.

- MARKET RISK

The value of securities owned by the fund may go up or down, sometimes rapidly or unpredictably. Securities may decline in value due to factors affecting securities markets generally or particular industries.

YOU MAY LOSE MONEY IF YOU INVEST IN THIS FUND.

These and other risks are fully described in the section entitled "Explanation of Strategies and Risks" in Appendix A of this prospectus.

DISCLOSURE OF PORTFOLIO HOLDINGS
A detailed description of the fund's policies and procedures with respect to the disclosure of the fund's portfolio securities is available in the Statement of Additional Information. In addition, investors should note that the fund publishes its holdings on its website at www.transamericaidex.com 30 days after the end of each calendar quarter. Such information will generally remain online for six months or as otherwise consistent with applicable regulations.

- INVESTOR PROFILE
This fund may be appropriate for investors who seek capital appreciation and income growth and are willing to tolerate the fluctuation in principal value associated with changes in interest rates.

(PERCENTAGE ICON)
PAST PERFORMANCE
---------------------------------------------------------
The bar chart and the table below provide some indication of the risks of investing in the fund by showing you how the fund's performance has varied from year to year, and how the fund's average annual total returns for different periods compare to the returns of a broad measure of market performance, the Lehman Brothers Global Real U.S. TIPS Index (LBGR U.S. TIPS Index), a widely recognized unmanaged index of market performance which is comprised of U.S. Treasury Inflation Linked Index securities. The table shows average annual total returns for Class I shares of the fund. Absent limitations of the fund's expenses, total returns would be lower. As with all mutual funds, past performance (before and after taxes) is not a prediction of future results.

YEAR-BY-YEAR TOTAL RETURN as of 12/31 of each year (%)

                                 CLASS I SHARES
                               ------------------

(BAR GRAPH)

2005                                                                             2.23

------------------------------------------------------------
CLASS I SHARES               QUARTER ENDED       RETURN
------------------------------------------------------------
  Best Quarter:               06/30/2005           2.63%
------------------------------------------------------------
  Worst Quarter:              03/31/2005         (0.22)%
------------------------------------------------------------

  AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/05(1)

---------------------------------------------------------------------
                                                            LIFE OF
                                               1 YEAR       FUND(2)
---------------------------------------------------------------------
 Return before taxes                            2.23%        3.75%
---------------------------------------------------------------------
 Return after taxes on distributions(3)         0.57%        1.72%
---------------------------------------------------------------------
 Return after taxes on distributions and
 sale of fund shares(3)                         1.45%        2.03%
---------------------------------------------------------------------
 LBGR U.S. TIPS Index (reflects no deduction
 for fees, expenses, or taxes)                  2.84%        5.27%
---------------------------------------------------------------------

(1) Actual returns may depend on the investor's individual tax situation. After-tax returns may not be relevant if the investment is made through a tax-exempt or tax-deferred account, such as a 401(k) plan. After tax returns are presented for only one class and returns for other classes will vary.
(2) Class I commenced operations on November 8, 2004.
(3) The after-tax returns are calculated using the historic highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

TA IDEX PIMCO REAL RETURN TIPS
--------------------------------------------------------------------------------

(DOLLAR ICON)
FEES AND EXPENSES
---------------------------------------------------------
There is no sales charge (load) or other transaction fees as Class I shares for this fund are for investment by strategic asset allocation funds only.

-------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (expenses that are deducted
from fund assets, expressed as a % of average daily net assets)(a)
                                                         CLASS I SHARES
-------------------------------------------------------------------------
 Management fees                                              0.67%
 Distribution and service (12b-1) fees                         N/A
 Other expenses                                               0.06%
-------------------------------------------------------------------------
                                                        ------------------------------
 TOTAL ANNUAL FUND OPERATING EXPENSES                         0.73%
 EXPENSE REDUCTION(B)                                         0.00%
                                                        ------------------------------
 NET OPERATING EXPENSES                                       0.73%
-------------------------------------------------------------------------

(a) Annual fund operating expenses are based on the fund's expenses for the fiscal year ended October 31, 2005.
(b) Contractual arrangements have been made with the fund's investment adviser, Transamerica Fund Advisors, Inc. (TFAI), through March 1, 2007, to waive fees and/or reimburse fund expenses to the extent that the fund's total operating expenses (excluding any distribution and service (12b-1) fee) exceed 1.30%. TFAI is entitled to reimbursement by the fund of fees waived or expenses reduced during any of the previous 36 months beginning on the date of the expense limitation agreement if on any day the estimated annualized fund operating expenses are less than 1.30%.

EXAMPLE
This example is here to help you compare the cost of investing in this fund with the cost of investing in other mutual funds. It shows the cumulative expenses you would pay if you invested $10,000 and held your shares for various time periods, with a 5% annual return and fund operating expenses remaining the same. This return is for illustrative purposes and is not guaranteed. Actual costs may be higher or lower.

--------------------------------------------------------
 SHARE CLASS   1 YEAR   3 YEARS   5 YEARS   10 YEARS
--------------------------------------------------------
      I         $75      $233      $406       $906
--------------------------------------------------------

(QUESTION MARK ICON)
ADDITIONAL INFORMATION
---------------------------------------------------------

MANAGEMENT

INVESTMENT ADVISER:

   Transamerica Fund Advisors, Inc. (TFAI)
   570 Carillon Parkway
   St. Petersburg, Florida 33716-1202

For additional information about TFAI, see the section entitled "Shareholder Information - Investment Adviser" of this prospectus.

ADVISORY FEE:

TFAI receives compensation, calculated daily and paid monthly, from the fund at the indicated annual rate (expressed as a specified percentage of the fund's average daily net assets):

AVERAGE DAILY NET ASSETS
First $250 million...............................    0.70%
Over $250 million up to $750 million.............    0.65%
Over $750 million................................    0.60%

For the fiscal year ended October 31, 2005, the fund paid an advisory fee of 0.68% of the fund's average daily net assets.

SUB-ADVISER:

   Pacific Investment Management Co LLC
   840 Newport Center Drive
   Newport Beach, California 92550

SUB-ADVISORY FEE:

The sub-adviser receives monthly compensation from the investment adviser at the annual rate of a specified percentage of the fund's average daily net assets. The percentage for the fund is as follows:

Average daily net assets.........................    0.25%

PORTFOLIO MANAGER:

JOHN B. BRYNJOLFSSON, Managing Director of PIMCO and portfolio manager for this fund. He is co-author of Inflation-Protection Bonds and the co-editor of The Handbook of Inflation-Indexed Bonds. Mr. Brynjolfsson joined PIMCO in 1989, previously having been associated with Charles River Associates and JP Morgan Securities. He has nineteen years of investment experience, and holds a bachelor's degree in physics and mathematics from Columbia College and an MBA in finance and economics from the MIT Sloan School of Management.

PIMCO has provided investment advisory services to various clients since 1971.

The Statement of Additional Information provides additional information about the portfolio manager's compensation, other accounts managed by the portfolio manager, and the portfolio manager's ownership of securities in the fund.

A discussion regarding the basis of TA IDEX'S Board of Trustees' approval of the fund's advisory arrangements will be available in TA IDEX's semi-annual report for the fiscal period ending April 30, 2006.

TA IDEX PIMCO REAL RETURN TIPS
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS:

The Financial Highlights table is intended to help you understand the fund's performance for as long as it has been operating. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate an investor would have earned (or lost) on an investment in the fund for the period shown, assuming reinvestment of all dividends and distributions. This information through October 31, 2005 has been derived from financial statements audited by PricewaterhouseCoopers LLP, whose report, along with the fund's financial statements, is included in the 2005 Annual Report, which is available to you upon request.

For a share of beneficial interest outstanding throughout each period:

                                    CLASS I
                                  -----------
                                    For the
                                    Period
                                     Ended
                                  October 31,
                                   2005(d,g)
                                  -----------
Net Asset Value, Beginning of
 Period                              $10.45
Investment Operations:
 Net Investment Income (Loss)          0.37
 Net Realized and Unrealized
   Gain (Loss)                        (0.04)
                                    -------
 Total Operations                      0.33
                                  -----------
Distributions:
 From Net Investment Income           (0.36)
 From Net Realized Gains              (0.17)
                                  -----------
   Total Distributions                (0.53)
Net Asset Value, End of Period       $10.25
                                  -----------

Total Return(c)                        3.20%
Net Assets, End of Period
 (000's)                           $295,966
Ratios/Supplemental Data:
 Ratio of Expenses to Average
   Net Assets(a)
   Net(e)                              0.73%
   Total(f)                            0.73%
 Net Investment Income (Loss) to
   Average Net Assets(a)               3.60%
 Portfolio Turnover Rate(b)             662%

---------------

(a) Annualized.

(b)  Not annualized.

(c) Total Return has been calculated for the applicable period without deduction of a sales load, if any, on an initial purchase. Periods of less than one year are not annualized.

(d) Per share information is calculated based on average number of shares outstanding.

(e) Ratio of Net Expenses to Average Net Assets is net of fee waivers and reimbursements by the investment adviser, if any.

(f) Ratio of Total Expenses to Average Net Assets includes all expenses before fee waivers and reimbursements by the investment adviser.

(g) The Fund commenced operations on March 1, 2003. The inception date of the Fund's offering of share Class I was November 8, 2004.

TA IDEX PIMCO TOTAL RETURN
--------------------------------------------------------------------------------

SUMMARY OF RISKS AND RETURNS

(CHECK MARK ICON)
OBJECTIVE
---------------------------------------------------------
The objective of TA IDEX PIMCO Total Return is to seek maximum total return consistent with preservation of capital and prudent investment management.

(CIRCLE I ICON)
PRINCIPAL STRATEGIES AND POLICIES
---------------------------------------------------------
The fund's sub-adviser, Pacific Investment Management Company LLC (PIMCO), seeks to achieve this objective by investing principally in:

- Fixed-Income Securities

PIMCO invests, under normal circumstances, at least 65% of the fund's assets in a diversified portfolio of fixed-income securities of varying maturities. The average duration of this fund normally varies within a three- to six-year time frame based on PIMCO's forecast for interest rates. For a discussion of fixed-income securities, please see the section entitled "Explanation of Strategies and Risks."

PIMCO invests the fund's assets primarily in investment grade debt securities, but may invest up to 10% of the assets in high yield securities ("junk bonds") rated B or higher by Moody's or S&P or, if unrated, determined by PIMCO to be of comparable quality. PIMCO may invest up to 30% of its assets in securities denominated in foreign currencies, and may invest beyond this limit in U.S. dollar-denominated securities of foreign issuers. The fund will normally hedge at least 75% of the fund's exposure to foreign currency to reduce the risk of loss due to fluctuations in currency exchange rates.

The fund may invest all of its assets in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities. The fund may lend its portfolio securities to brokers, dealers and other financial institutions to earn income. The fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The "total return" sought by the fund consists of income earned on the fund's investments, plus capital appreciation, if any, which generally arises from decreases in interest rates or improving credit fundamentals for a particular sector or security.

Under adverse or unstable market conditions, the fund could invest some or all of its assets in cash, repurchase agreements and money market instruments. Although the fund would do this only in seeking to avoid losses, the fund may be unable to pursue its investment objective during that time, and it could reduce the benefit from any upswing in the market.

(EXCLAMATION ICON)
PRINCIPAL RISKS
---------------------------------------------------------
The fund is subject to the following principal investment risks:

- FIXED-INCOME SECURITIES
The value of these securities may change daily based on changes in interest rates, and other market conditions and factors. Risks include, without limitation:

- fluctuations in market value

- changes in interest rates: the value of a fixed-income security generally decreases as interest rates rise

- length of time to maturity: the longer the duration, the more vulnerable the value of a fixed-income security is to fluctuations in interest rates

- issuers defaulting on their obligations to pay interest or return principal

- DERIVATIVES
The use of derivative instruments may involve risks different from, or greater than, the risks associated with investing directly in securities or other traditional investments. Derivatives may be subject to market risk, interest rate risk, and credit risk. Certain derivatives may be illiquid, which may reduce the return of the fund if it cannot sell or terminate the derivative instrument at an advantageous time or price. Some derivatives may involve the risk of improper valuation, or the risk that changes in the value of the instrument may not correlate well with the underlying asset, rate or index. As a result of inaccurate market predictions by the sub-adviser, the fund could lose the entire amount of its investment in a derivative and, in some cases, could lose more than the principal amount invested. Also, suitable derivative instruments may not be available in all circumstances, and there is no assurance that the fund will be able to engage in these transactions to reduce exposure to other risks.

- MORTGAGE-RELATED SECURITIES
Mortgage-related securities in which the fund may invest represent pools of mortgage loans assembled for sales to investors by various governmental agencies, government-related organizations, as well as by nongovernmental issuers such as commercial banks, savings and loan institutions, mortgage bankers and private mortgage insurance companies. Although certain mortgage-related securities are guaranteed by a third party or otherwise similarly secured, the market value of the security, is not so secured. The fund's investments in mortgage-related securities are exposed to prepayment risk, which is the possibility that mortgage holders will repay their loans early during periods of falling interest rates, requiring the fund to reinvest in lower-yielding instruments and receive less principal or income than originally was anticipated. Rising interest rates tend to extend the duration of mortgage-related securities, making them more sensitive to changes in interest rates. When interest rates decline, borrowers pay off their mortgage rates sooner than expected. This can reduce the returns of the fund because the fund will have to reinvest that money at the lower prevailing interest rates.

- FOREIGN SECURITIES
Investments in foreign securities, including American Depositary Receipts
(ADRs), Global Depositary Receipts (GDRs) and European Depositary Receipts
(EDRs), involve risks relating to political, social and economic developments abroad, as well as risks resulting from the differences between the regulations to

TA IDEX PIMCO TOTAL RETURN
--------------------------------------------------------------------------------

which U.S. and foreign issuer markets are subject. These risks may include, without limitation:

- changes in currency values

- currency speculation

- currency trading costs

- different accounting and reporting practices

- less information available to the public

- less (or different) regulation of securities markets

- more complex business negotiations

- less liquidity

- more fluctuations in prices

- delays in settling foreign securities transactions

- higher costs for holding shares (custodial fees)

- higher transaction costs

- vulnerability to seizure and taxes

- political instability and small markets

- different market trading days

- HEDGING
The fund may enter into forward foreign currency contracts to hedge against declines in the value of securities denominated in, or whose value is tied to, a currency other than the U.S. dollar or to reduce the impact of currency fluctuation on purchases and sales of such securities. Shifting a fund's currency exposure from one currency to another removes the fund's opportunity to profit from the original currency and involves a risk of increased losses for the fund if the sub-adviser's projection of future exchange rates is inaccurate.

- LEVERAGING RISK
Certain transactions may give rise to a form of leverage. Such transactions may include, among others, reverse repurchase agreements, loans of portfolios securities, and the use of when-issued, delayed delivery or forward commitment transactions. The use of derivatives may also create leveraging risk. To mitigate leveraging risk, the adviser will segregate liquid assets or otherwise cover the transactions that may give rise to such risk. The use of leverage may cause the fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet segregation requirements. Leverage, including borrowing, may cause a fund to be more volatile than if it had not been leveraged. This is because leverage tends to exaggerate the effect of any increase or decrease in the value of a fund's portfolio securities.

- HIGH YIELD DEBT SECURITY RISK
High yield debt securities, or junk bonds, are securities which are rated below "investment grade" or are not rated, but are determined to be of equivalent quality. High yield debt securities range from those for which the prospect for repayment of principal and interest is predominantly speculative to those which are currently in default on principal or interest payments. A portfolio with high yield debt securities may be more susceptible to credit risk and market risk than a portfolio that invests only in higher quality debt securities because these lower-rated debt securities are less secure financially and more sensitive to downturns in the economy. In addition, the secondary market for such securities may not be as liquid as that for more highly rated debt securities. As a result, the fund's sub-adviser may find it more difficult to sell these securities or may have to sell them at lower prices. High yield securities are not generally meant for short-term investing.

- MARKET RISK
The value of securities owned by the fund may go up or down, sometimes rapidly or unpredictably. Securities may decline in value due to factors affecting securities markets generally or particular industries.

- ISSUER RISK
The value of a security may decline for a number of reasons which directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services.

- CREDIT RISK
The fund could lose money if the issuer or guarantor of a fixed-income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations.

- CURRENCY RISK
When the fund invests in securities denominated in foreign currencies, it is subject to the risk that those currencies will decline in value relative to the U.S. Dollar, or, in the case of hedging positions, that the U.S. Dollar will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for reasons such as changes in interest rates, government intervention or political developments. As a result, the fund's investments in foreign currency denominated securities may reduce the returns of the fund.

- LIQUIDITY RISK
Liquidity risk exists when particular investments are difficult to purchase or sell. The fund's investments in illiquid securities may reduce the returns of the fund because it may be unable to sell the illiquid securities at an advantageous time or price.

YOU MAY LOSE MONEY IF YOU INVEST IN THIS FUND.

These and other risks are fully described in the section entitled "Explanation of Strategies and Risks" in Appendix A of this prospectus.

DISCLOSURE OF PORTFOLIO HOLDINGS
A detailed description of the fund's policies and procedures with respect to the disclosure of the fund's portfolio securities is available in the Statement of Additional Information. In addition, investors should note that the fund publishes its holdings on its website at www.transamericaidex.com 30 days after the end of each calendar quarter. Such information will generally remain online for six months or as otherwise consistent with applicable regulations.

- INVESTOR PROFILE
This fund may be appropriate for investors who seek capital appreciation and income growth and are willing to tolerate the fluctuation in principal value associated with changes in interest rates.

TA IDEX PIMCO TOTAL RETURN
--------------------------------------------------------------------------------

(PERCENTAGE ICON)
PAST PERFORMANCE
---------------------------------------------------------
The past performance information shown below is for Class A shares, which would have substantially similar annual returns as Class I shares because both share classes are invested in the same portfolio of securities. The returns for Class A shares will vary from Class I shares to the extent that the Classes do not have the same expenses and Class I shares are not subject to sales charges (which are reflected in the performance information about Class A shares in the table). Performance information for Class I shares will be included after the share class has been in operation for one complete calendar year.

The bar chart and the table below provide some indication of the risks of investing in the fund by showing you how the fund's average annual returns for different periods compare to the returns of a broad measure of market performance, the Lehman Brothers Aggregate Bond Index (LBAG Index), a widely recognized unmanaged index of market performance which is comprised of approximately 6,000 publicly traded bonds with an approximate average maturity of 10 years. The bar chart does not reflect the impact of sales charges, which, if reflected, would lower the returns. The table includes deduction of applicable Class A sales charges. Absent limitations of the fund's expenses, total returns would be lower. As with all mutual funds, past performance (before and after taxes) is not a prediction of future results.

YEAR-BY-YEAR TOTAL RETURN as of 12/31 each year (%)

                                 CLASS A SHARES
                               ------------------

[BAR GRAPH]

2003                                                                             4.48
2004                                                                             3.79
2005                                                                             1.90

------------------------------------------------------------
CLASS A SHARES                QUARTER ENDED       RETURN
------------------------------------------------------------
  Best Quarter:                06/30/2005          2.83%
------------------------------------------------------------
  Worst Quarter:               06/30/2004         (2.51)%
------------------------------------------------------------

  AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/05(1)

---------------------------------------------------------------------
                                                            LIFE OF
                                               1 YEAR       FUND(2)
---------------------------------------------------------------------
 Return before taxes                           (2.94)%       3.10%
---------------------------------------------------------------------
 Return after taxes on distributions(3)        (3.90)%       1.86%
---------------------------------------------------------------------
 Return after taxes on distributions and
 sale of fund shares(3)                        (1.92)%       1.95%
---------------------------------------------------------------------
 LBAG Index (reflects no deductions for
 fees, expenses or taxes)                       2.43%        4.99%
---------------------------------------------------------------------

(1) Actual returns may depend on the investor's individual tax situation. After-tax returns may not be relevant if the investment is made through a tax-exempt or tax-deferred account, such as a 401(k) plan. After-tax returns are presented for only one class and returns for other classes will vary.
(2) Class A commenced operations on March 1, 2002.
(3) The after-tax returns are calculated using the historic highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

(DOLLAR ICON)
FEES AND EXPENSES
---------------------------------------------------------
There are no sales charges (load) or other transaction fees. Class I shares for this fund are offered for investment by strategic asset allocation funds only.

The following table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

----------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (expenses that are deducted
from fund assets, expressed as a % of average daily net assets)(a)
                                                            CLASS I SHARES
----------------------------------------------------------------------------
 Management fees                                                 0.70%
 Distribution and service (12b-1) fees                            N/A
 Other expenses                                                  0.12%
----------------------------------------------------------------------------
                                                           ------------------------------
 TOTAL ANNUAL FUND OPERATING EXPENSES                            0.82%
 EXPENSE REDUCTION(B)                                            0.00%
                                                           ------------------------------
 NET OPERATING EXPENSES                                          0.82%
----------------------------------------------------------------------------

(a) Annual fund operating expenses are based on the fund's expenses for the fiscal year ended October 31, 2005, restated to reflect the estimated expenses of Class I shares.
(b) Contractual arrangements have been made with the fund's investment adviser, Transamerica Fund Advisors, Inc. (TFAI), through March 1, 2007, to waive fees and/or reimburse fund expenses to the extent that the fund's total operating expenses (excluding any distribution and service (12b-1) fee) exceed 1.30%. TFAI is entitled to reimbursement by the fund of fees waived or expenses reduced during any of the previous 36 months beginning on the date of the expense limitation agreement if on any day the estimated annualized fund operating expenses are less than 1.30%.

EXAMPLE
This example is here to help you compare the cost of investing in this fund with the cost of investing in other mutual funds. It shows the cumulative expenses you would pay if you invested $10,000 and held your shares for various time periods, with a 5% annual return and fund operating expenses remaining the same. This return is for illustrative purposes and is not guaranteed. Actual costs may be higher or lower.

---------------------------------
 SHARE CLASS   1 YEAR    3 YEARS
---------------------------------
      I         $84       $262
---------------------------------

(QUESTION MARK ICON)
ADDITIONAL INFORMATION
---------------------------------------------------------

MANAGEMENT

INVESTMENT ADVISER:

   Transamerica Fund Advisors, Inc. (TFAI)
   570 Carillon Parkway
   St. Petersburg, Florida 33716-1202

TA IDEX PIMCO TOTAL RETURN
--------------------------------------------------------------------------------

For additional information about TFAI, see the section entitled "Shareholder Information - Investment Adviser" of this prospectus.

ADVISORY FEE:

TFAI receives compensation, calculated daily and paid monthly, from the fund at the indicated annual rate (expressed as a specified percentage of the fund's average daily net assets):

AVERAGE DAILY NET ASSETS
First $250 million...............................    0.70%
Over $250 million up to $750 million.............    0.65%
Over $750 million................................    0.60%

For the fiscal year ended October 31, 2005, the fund paid an advisory fee of 0.70% of the fund's average daily net assets.

SUB-ADVISER:

   Pacific Investment Management Co LLC
   840 Newport Center Drive
   Newport Beach, California 92550

SUB-ADVISORY FEE:

The sub-adviser receives monthly compensation from the investment adviser at the annual rate of a specified percentage of the fund's average daily net assets. The percentage for the fund is as follows:

Average daily net assets.........................    0.25%

PORTFOLIO MANAGERS:

PASI HAMALAINEN is responsible for the day-to-day management of the fund's assets. William H. Gross heads PIMCO's investment committee, which is responsible for the development of major investment themes and which sets targets for various portfolio characteristics in accounts managed by PIMCO, including the fund.

PASI HAMALAINEN is a Managing Director, generalist portfolio manager, member of the investment committee and head of global risk oversight. Previously, he has served as PIMCO's head of Fixed-Income portfolio management in Europe, as the director of portfolio analytics and co-head of the firm's mortgage team in Newport Beach. Mr. Hamalainen joined PIMCO in 1994, previously having held a fellowship at The Wharton School. He has twelve years of investment experience and holds a bachelor's degree in both electrical engineering and finance from the University of Pennsylvania and a master's in finance from The Wharton School at the University of Pennsylvania.

WILLIAM H. GROSS, CFA, Managing Director and Chief Investment Officer, was a founding partner of PIMCO in 1971. Mr. Gross has over 30 years of investment experience and is the author of Bill Gross on Investing. Mr. Gross has an MBA from UCLA Graduate School of Business.

PIMCO has provided investment advisory services to various clients since 1971.

The Statement of Additional Information provides additional information about the portfolio managers' compensation, other accounts managed by the portfolio managers, and the portfolio managers' ownership of securities in the fund.

A discussion regarding the basis of TA IDEX's Board of Trustees' approval of the fund's advisory arrangements will be available in TA IDEX's semi-annual report for the fiscal period ending April 30, 2006.

FINANCIAL HIGHLIGHTS:

Financial Highlights for this fund are not included in this prospectus because Class I shares commenced operations on November 15, 2005.

TA IDEX TRANSAMERICA CONVERTIBLE SECURITIES
--------------------------------------------------------------------------------

SUMMARY OF RISKS AND RETURNS

(CHECK MARK ICON)
OBJECTIVE
---------------------------------------------------------
The objective of TA IDEX Transamerica Convertible Securities is to seek maximum total return through a combination of current income and capital appreciation.

(CIRCLE I ICON)
PRINCIPAL STRATEGIES AND POLICIES
---------------------------------------------------------
The fund's sub-adviser, Transamerica Investment Management, LLC (TIM), seeks to achieve this objective by investing principally in:

- Convertible Securities

In seeking its investment objective, TIM will normally invest at least 80% of assets in convertible securities, which are across the credit spectrum and perform more like a stock when the underlying share price is high and more like a bond when the underlying share price is low. TIM may also invest the fund's assets in other types of securities, including common stock.

TIM may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

In buying and selling securities for the fund, TIM relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, industry position, and economic market conditions. Factors considered include growth potential, earnings estimates, and quality of management.

TIM may use various techniques, such as buying and selling futures contracts, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values.

The fund may also invest in other securities and investment strategies in pursuit of its investment objective.

Under adverse or unstable market conditions, the fund could invest some or all of its assets in cash, repurchase agreements and money market instruments. Although the fund would do this only in seeking to avoid losses, the fund may be unable to pursue its investment objective during that time, and it could reduce the benefit from any upswing in the market.

(EXCLAMATION ICON)
PRINCIPAL RISKS
---------------------------------------------------------
The fund is subject to the following principal investment risks:

- CONVERTIBLE SECURITIES
Convertible securities may include corporate notes or preferred stock, but ordinarily are a long-term debt obligation of the issuer convertible at a stated exchange rate into common stock of the issuer. As with most debt securities, the market value of convertible securities tends to decline as interest rates increase and, conversely, to increase as interest rates decline. Convertible securities generally offer lower interest or dividend yields than non-convertible securities of similar quality. However, when the market price of the common stock underlying a convertible security exceeds the conversion price, the price of the convertible security tends to reflect the value of the underlying common stock.

- STOCKS
While stocks have historically outperformed other investments over the long term, their prices tend to go up and down more dramatically over the shorter term. These price movements may result from factors affecting individual companies, industries or the securities market as a whole. Because the stocks the fund holds fluctuate in price, the value of your investments in the fund will go up and down.

- FIXED-INCOME SECURITIES
The value of these securities may change daily based on changes in interest rates, and other market conditions and factors. Risks include, without limitation:

- fluctuations in market value

- changes in interest rates: the value of a fixed-income security generally decreases as interest rate rise

- length of time to maturity: the longer the duration, the more vulnerable the value of a fixed-income security is to fluctuations in interest rates

- issuers defaulting on their obligations to pay interest or return principal

- FOREIGN SECURITIES
Investments in foreign securities, including American Depositary Receipts
(ADRs), Global Depositary Receipts (GDRs) and European Depositary Receipts
(EDRs), involve risks relating to political, social and economic developments abroad, as well as risks resulting from the differences between the regulations to which U.S. and foreign issuer markets are subject. These risks may include, without limitation:

- changes in currency values

- currency speculation

- currency trading costs

- different accounting and reporting practices

- less information available to the public

- less (or different) regulation of securities markets

- more complex business negotiations

- less liquidity

- more fluctuations in prices

- delays in settling foreign securities transactions

- higher costs for holding shares (custodial fees)

- higher transaction costs

- vulnerability to seizure and taxes

- political instability and small markets

- different market trading days

- DERIVATIVES
The use of derivative instruments may involve risks different from, or greater than, the risks associated with investing directly in securities or other traditional investments. Derivatives may be subject to market risk, interest rate risk, and credit risk. Certain derivatives may be illiquid, which may reduce the return of the fund if it cannot sell or terminate the derivative instrument at an advantageous time or price. Some derivatives may involve the risk of improper valuation, or the risk that changes in the value of the instrument may not correlate well with the underlying asset, rate or index. As a result of inaccurate market predictions by the sub-adviser, the fund could lose the entire amount of its investment in a derivative and, in some cases, could lose more than the

TA IDEX TRANSAMERICA CONVERTIBLE SECURITIES
--------------------------------------------------------------------------------

principal amount invested. Also, suitable derivative instruments may not be available in all circumstances, and there is no assurance that the fund will be able to engage in these transactions to reduce exposure to other risks.

- MARKET RISK
The value of securities owned by the fund may go up or down, sometimes rapidly or unpredictably. Securities may decline in value due to factors affecting securities markets generally or particular industries.

YOU MAY LOSE MONEY IF YOU INVEST IN THIS FUND.

These and other risks are fully described in the section entitled "Explanation of Strategies and Risks" in Appendix A of this prospectus.
DISCLOSURE OF PORTFOLIO HOLDINGS
A detailed description of the fund's policies and procedures with respect to the disclosure of the fund's portfolio securities is available in the Statement of Additional Information. In addition, investors should note that the fund publishes its holdings on its website at www.transamericaidexfunds.com 30 days after the end of each calendar quarter. Such information will generally remain online for six months or as otherwise consistent with applicable regulations.
- INVESTOR PROFILE
The fund may be appropriate for investors who seek current income enhanced by the potential for capital growth, and are willing to tolerate fluctuation in principle value caused by changes in interest rates.

(PERCENTAGE ICON)
PAST PERFORMANCE
---------------------------------------------------------
The past performance information shown below is for Class A shares, which would have substantially similar annual returns as Class I shares because both share classes are invested in the same portfolio of securities. The returns for Class A shares will vary from Class I shares to the extent that the Classes do not have the same expenses and Class I shares are not subject to sales charges (which are reflected in the performance information about Class A shares in the table). Performance information for Class I shares will be included after the share class has been in operation for one complete calendar year.

The bar chart and the table below provide some indication of the risks of investing in the fund by showing you how the fund's average annual total returns for different periods compare to the returns of a broad measure of market performance, the Merrill Lynch All U.S. Convertibles Index (MLAUSC Index), a widely recognized unmanaged index of market performance which is a market capitalization-weighted index of domestic corporate convertible securities that are convertible to common stock only. The bar chart does not reflect the impact of sales charges, which, if reflected, would lower the returns. The table includes deduction of applicable Class A sales charges. Absent limitations of the fund's expenses, total returns would be lower. As with all mutual funds, past performance (before and after taxes) is not a prediction of future results.

YEAR-BY-YEAR TOTAL RETURN as of 12/31 each year (%)

                                 CLASS A SHARES
                               ------------------

[BAR GRAPH]

2003                                                                             24.45
2004                                                                             13.63
2005                                                                              4.06

------------------------------------------------------------
CLASS A SHARES                QUARTER ENDED       RETURN
------------------------------------------------------------
  Best Quarter:                06/30/2003          11.89%
------------------------------------------------------------
  Worst Quarter:               03/31/2005          (4.18)%
------------------------------------------------------------

  AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/05(1)

---------------------------------------------------------------------
                                                            LIFE OF
                                               1 YEAR       FUND(2)
---------------------------------------------------------------------
 Return before taxes                           (0.88)%       8.21%
---------------------------------------------------------------------
 Return after taxes on distributions(3)        (1.49)%       6.61%
---------------------------------------------------------------------
 Return after taxes on distributions and
 sale of fund shares(3)                        (0.33)%       6.14%
---------------------------------------------------------------------
 MLAUSC Index (reflects no deduction for
 fees, expenses, or taxes)                      1.01%        8.05%
---------------------------------------------------------------------

(1) Actual returns may depend on the investor's individual tax situation. After-tax returns may not be relevant if the investment is made through a tax-exempt or tax-deferred account, such as a 401(k) plan. After-tax returns are presented for only one class and returns for other classes will vary.
(2) Class A commenced operations on March 1, 2002.
(3) The after-tax returns are calculated using the historic highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

(DOLLAR ICON)
FEES AND EXPENSES
---------------------------------------------------------
There are no sales charges (load) or other transaction fees. Class I shares for this fund are offered for investment by strategic asset allocation funds only.

The following table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

----------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (expenses that are deducted
from fund assets, expressed as a % of average daily net assets)(a)
                                                            CLASS I SHARES
----------------------------------------------------------------------------
 Management fees                                                 0.75%
 Distribution and service (12b-1) fees                            N/A
 Other expenses                                                  0.08%
----------------------------------------------------------------------------
                                                           ------------------------------
 TOTAL ANNUAL FUND OPERATING EXPENSES                            0.83%
 EXPENSE REDUCTION(B)                                            0.00%
                                                           ------------------------------
 NET OPERATING EXPENSES                                          0.83%
------------------------------

(a) Annual fund operating expenses are based on the fund's expenses for the fiscal year ended October 31, 2005, restated to reflect the estimated expenses of Class I shares.
(b) Contractual arrangements have been made with the fund's investment adviser, Transamerica Fund Advisors, Inc. (TFAI), through March 1, 2007, to waive fees and/or reimburse fund expenses to the extent that the fund's total operating expenses (excluding any distribution and

TA IDEX TRANSAMERICA CONVERTIBLE SECURITIES
--------------------------------------------------------------------------------

    service (12b-1) fee) exceed 1.35%. TFAI is entitled to reimbursement by the fund of fees waived or expenses reduced during any of the previous 36 months beginning on the date of the expense limitation agreement if on any day the estimated annualized fund operating expenses are less than 1.35%.

EXAMPLE
This example is here to help you compare the cost of investing in this fund with the cost of investing in other mutual funds. It shows the cumulative expenses you would pay if you invested $10,000 and held your shares for various time periods, with a 5% annual return and fund operating expenses remaining the same. This return is for illustrative purposes and is not guaranteed. Actual costs may be higher or lower.

---------------------------------
 SHARE CLASS   1 YEAR    3 YEARS
---------------------------------
      I         $85       $265
---------------------------------

(QUESTION MARK ICON)
ADDITIONAL INFORMATION
---------------------------------------------------------

MANAGEMENT

INVESTMENT ADVISER:

   Transamerica Fund Advisors, Inc. (TFAI)
   570 Carillon Parkway
   St. Petersburg, Florida 33716-1202

For additional information about TFAI, see the section entitled "Shareholder Information - Investment Adviser" of this prospectus.

ADVISORY FEE:

TFAI receives compensation, calculated daily and paid monthly, from the fund at the indicated annual rate (expressed as a specified percentage of the fund's average daily net assets):

AVERAGE DAILY NET ASSETS
First $250 million..............................     0.75%
Over $250 million...............................     0.70%

For the fiscal year ended October 31, 2005, the fund paid an advisory fee of 0.75% of the fund's average daily net assets.

SUB-ADVISER:

   Transamerica Investment Management, LLC
   1150 South Olive Street, Suite 2700
   Los Angeles, California 90015

SUB-ADVISORY FEE:

The sub-adviser receives monthly compensation from the investment adviser at the annual rate of a specified percentage of the fund's average daily net assets. The percentage for the fund is as follows:

Average daily net assets, less 50% of any amount
  reimbursed pursuant to the fund's expense
  limitation.....................................    0.35%

PORTFOLIO MANAGER:

KIRK J. KIM (LEAD PORTFOLIO MANAGER) is Vice President and Portfolio Manager at TIM. Mr. Kim manages sub-advised funds and institutional separate accounts in the convertible bond discipline. Prior to joining TIM's predecessor, he worked as a securities analyst for The Franklin Templeton Group. He joined TIM's predecessor in 1997. Mr. Kim holds a B.S. in finance from the University of Southern California.

TIM, through its parent company, has provided investment advisory services to various clients since 1967.

The Statement of Additional Information provides additional information about the portfolio manager's compensation, other accounts managed by the portfolio manager, and the portfolio manager's ownership of securities in the fund.

A discussion regarding the basis of TA IDEX's Board of Trustees' approval of the fund's advisory arrangements will be available in TA IDEX's semi-annual report for the fiscal period ending April 30, 2006.

FINANCIAL HIGHLIGHTS:

Financial Highlights for this fund are not included in this prospectus because Class I shares commenced operations on November 15, 2005.

TA IDEX TRANSAMERICA FLEXIBLE INCOME
--------------------------------------------------------------------------------

SUMMARY OF RISKS AND RETURNS

(CHECK MARK ICON)
OBJECTIVE
---------------------------------------------------------
The objective of TA IDEX Transamerica Flexible Income is to seek to provide as high a level of current income for distribution as is consistent with prudent investment, with capital appreciation as only a secondary objective.

(CIRCLE I ICON)
PRINCIPAL STRATEGIES AND POLICIES
---------------------------------------------------------
The fund's sub adviser, Transamerica Investment Management, LLC (TIM), seeks to achieve the fund's objective by investing principally in:

- Fixed-Income Debt Securities and Cash or Cash Equivalents

The fund will generally invest at least 80% (at market value computed at the time of investment), and may invest all, of its assets in fixed-income debt securities and cash or cash equivalents. With respect to these investments:

1. At least 50% of the value of the fund's assets will be invested in (a) straight debt securities which have a rating within the four highest grades as determined by Moody's Investors Service, Inc. (Moody's) (Aaa, Aa, A or
   Baa) or Standard & Poor's Corporation (AAA, AA, A or BBB); (b) securities issued or guaranteed by the United States Government or its agencies or instrumentalities; (c) commercial paper rated Prime, Prime-1 or Prime-2 by NCO/Moody's Commercial Paper Division, Moody's, or A-1 or A-2 by S&P; or (d) cash or cash equivalents; (see Appendix B of this prospectus for a description of these ratings); and

2. Up to 50% of the value of the fund's assets may be invested in other straight debt securities which are not rated by Moody's or S&P or, if so rated, are not within the grades or ratings referred to above.

Ordinarily, the fund will purchase debt securities having call or refunding protection or securities which are not considered by the fund likely to be called or refunded in the near term, in order to preserve initial annual yields to the fund.

The fund's secondary objective of capital appreciation will be sought primarily through the investments described in the next paragraph. In addition, the fund may, incident to the sale of debt securities, realize capital gains.

The fund may invest not more than 20% of its total assets, at market value, in convertible debt securities, preferred stock, convertible preferred stock or in debt securities or preferred stock which carry warrants or other rights to purchase common stock or other equity securities. The fund may exercise any conversion rights or exercise warrants or other rights without regard to the foregoing 20% limitation or 80% requirement. Securities acquired upon conversion or upon exercise of warrants or other rights, or warrants or other rights remaining after the breakup of units or detachment may be retained. However, if as a result of exercising conversion, warrants or other rights, the fund's investments in common stock exceed 5% of its total assets, at market value, the fund will thereafter sell such common stock as is necessary to reduce its investments in common stock to 5% or less of its total assets at market value; provided sales may be made in an orderly manner to the end of avoiding an adverse effect on the price obtainable, and provided further the fund may continue to hold common stock in excess of the foregoing 5% limitation in order to establish a long term holding period for tax purposes. Sales of common stock to meet the foregoing limitation could be required at a time when, but for such limitation, they would not be made and could result in losses to the fund. The amount which the fund may invest in convertible debt securities, preferred stock, convertible preferred stock or in debt securities or preferred stock which carry warrants or other rights to purchase common stock or other equity securities will be reduced by the amount of its investments in common stock.

SHORT TERM TRADING. The fund will use short term trading as a means of managing its portfolio to achieve its investment objectives. As used herein, "short term trading" means selling securities held for a relatively brief period of time, usually less than three months. Short term trading will be used by the fund primarily in two situations:

(a) Market Developments. A security may be sold to avoid depreciation in what the fund anticipates will be a market decline (a rise in interest rates), or a security may be purchased in anticipation of a market rise (a decline in interest rates) and later sold; and

(b) Yield Disparities. A security may be sold and another of comparable quality purchased at approximately the same time in order to take advantage of what the fund believes is a temporary disparity in the normal yield relationship between the two securities (a "yield disparity").

Short-term trading to take advantage of a yield disparity may be undertaken even if levels of interest rates remain unchanged. Yield disparities occur frequently for reasons not directly related to the investment quality of the respective issues or the general movement of interest rates, but may result from changes in the overall demand for or supply of various types of bonds, changes in the investment objectives or the cash requirements of investors, and the requirements of dealers to correct long or short inventory positions.

Short-term trading techniques will be used principally in connection with higher quality, non convertible debt securities, which are often better suited for short term trading because the market in such securities is generally of greater depth and offers greater liquidity than the market in debt securities of lower quality. It is anticipated that short term trading will be less applicable to any convertible securities which the fund may own, since such securities will usually be purchased when the fund believes that the market value of the underlying equity security is likely to appreciate over a period of time.

The fund will engage in short term trading if it believes the transactions, net of costs (including commission, if any), will result in improving the appreciation potential or income of its portfolio. Whether any improvement will be realized by short term trading will depend upon the ability of the fund to evaluate particular securities and anticipate relevant market factors, including interest rate trends and variations from such trends. Short term trading such as that contemplated by the fund places a premium upon the ability of the fund to obtain relevant information, evaluate it promptly, and take advantage of its evaluations by completing transactions on a favorable basis. By virtue of short term trading, the fund may engage in greater buying and selling activity than investment companies which are

TA IDEX TRANSAMERICA FLEXIBLE INCOME
--------------------------------------------------------------------------------

not permitted to employ such a policy in seeking their investment objectives. Such activity can result in greater costs of operation than is the case with other investment companies, and risks of loss in portfolio value could be greater. Accordingly, an investment in fund shares may be more speculative than an investment in shares of an investment company which cannot engage in short term trading.

The sub-adviser may sell the fund's securities when its expectations regarding market interest rates change or the quality or return changes on investment.

Under adverse or unstable market conditions, the fund could invest some or all of its assets in cash, repurchase agreements and money market instruments. Although the fund would do this only in seeking to avoid losses, the fund may be unable to pursue its investment objective during that time, and it could reduce the benefit from any upswing in the market.

(EXCLAMATION ICON)
PRINCIPAL RISKS
---------------------------------------------------------
The fund is subject to the following principal investment risks:

- FIXED-INCOME SECURITIES
The value of these securities may change daily based on changes in interest rates, and other market conditions and factors, risks include, without limitation:

- fluctuation in market value

- changes in interest rates: the value of a fixed-income security generally decreases as interest rate rise

- length of time to maturity: the longer the duration, the more vulnerable the value of a fixed-income security is to fluctuations in interest rates

- issuers defaulting on their obligations to pay interest or return principal.

- ACTIVE TRADING
The fund is actively managed and, under appropriate circumstances, may purchase and sell securities without regard to the length of time held. A high portfolio turnover rate may increase transaction costs and generate a high level of taxable short term capital gains, both of which may negatively impact the fund's performance.

- CONVERTIBLE SECURITIES
Convertible securities may include corporate notes or preferred stock, but ordinarily are a long-term debt obligation of the issuer convertible at a stated exchange rate into common stock of the issuer. As with most debt securities, the market value of convertible securities tends to decline as interest rates increase and, conversely, to increase as interest rates decline. Convertible securities generally offer lower interest or dividend yields than non-convertible securities of similar quality. However, when the market price of the common stock underlying a convertible security exceeds the conversion price, the price of the convertible security tends to reflect the value of the underlying common stock.

- PREFERRED STOCKS
Preferred stocks may include the obligation to pay a stated dividend. Their price could depend more on the size of the dividend than on the company's performance. If a company fails to pay the dividend, its preferred stock is likely to drop in price. Changes in interest rates can also affect their price.

- HIGH YIELD DEBT SECURITY RISK
High yield debt securities, or junk bonds, are securities which are rated below "investment grade" or are not rated, but are of equivalent quality. High yield debt securities range from those for which the prospect for repayment of principal and interest is predominantly speculative to those which are currently in default on principal or interest payments. A portfolio with high yield debt securities may be more susceptible to credit risk and market risk than a portfolio that invests only in higher quality debt securities because these lower-rated debt securities are less secure financially and more sensitive to downturns in the economy. In addition, the secondary market for such securities may not be as liquid as that for more highly rated debt securities. As a result, the fund's sub-adviser may find it more difficult to sell these securities or may have to sell them at lower prices. High yield securities are not generally meant for short-term investing.

- WARRANTS AND RIGHTS
Warrants and rights may be considered more speculative than certain other types of investments because they do not entitle a holder to the dividends or voting rights for the securities that may be purchased They do not represent any rights in the assets of the issuing company. Also, the value of a warrant or right does not necessarily change with the value of the underlying securities. A warrant or right ceases to have value if it is not exercised prior to the expiration date.

- MARKET RISK
The value of securities owned by the fund may go up or down, sometimes rapidly or unpredictably. Securities may decline in value due to factors affecting securities markets generally or particular industries.

YOU MAY LOSE MONEY IF YOU INVEST IN THIS FUND.

These and other risks are fully described in the section entitled "Explanation of Strategies and Risks" in Appendix A of this prospectus.

- DISCLOSURE OF PORTFOLIO HOLDINGS
A detailed description of the fund's policies and procedures with respect to the disclosure of the fund's portfolio securities is available in the Statement of Additional Information. In addition, investors should note that the fund publishes its holdings on its website at www.transamericaidexfunds.com 30 days after the end of each calendar quarter. Such information will generally remain online for six months or as otherwise consistent with applicable regulations.

- INVESTOR PROFILE
This fund may be appropriate for investors who want current income enhanced by the potential for capital growth, and who are willing to tolerate fluctuation in principal value caused by changes in interest rates as well as the risks associated with substantial investments in high yield/high risk bonds (commonly known as "junk bonds"), or unrated bonds of domestic or foreign issuers.

TA IDEX TRANSAMERICA FLEXIBLE INCOME
--------------------------------------------------------------------------------

(PERCENTAGE ICON)
PAST PERFORMANCE
---------------------------------------------------------
The bar chart and the table below provide some indication of the risks of investing in the fund by showing you how the fund's performance has varied from year to year, and how the fund's average annual total returns for different periods compare to the returns of a broad measure of market performance, the Lehman Brothers U.S. Government/Credit Index (LBGC), a widely recognized unmanaged index of market performance which is comprised of domestic fixed-income securities, including Treasury issues and corporate debt issues. This index consists of securities with maturities from one to ten year. The bar chart does not reflect the impact of sales charges, which, if reflected, would lower the returns. The table shows average annual total returns for Class I shares of the fund. Absent limitations of the fund's expenses, total returns would be lower. As with all mutual funds, past performance (before and after taxes) is not a prediction of future results.

YEAR-BY-YEAR TOTAL RETURN as of 12/31 of each year (%)

                                 CLASS I SHARES
                               ------------------

(BAR GRAPH)

2005                                                                             1.90

------------------------------------------------------------
CLASS I SHARES                QUARTER ENDED       RETURN
------------------------------------------------------------
  Best Quarter:                06/30/2005          2.90%
------------------------------------------------------------
  Worst Quarter:               03/31/2005         (1.48)%
------------------------------------------------------------

  AVERAGE ANNUAL TOTAL RETURNS as of 12/31/05(1)

---------------------------------------------------------------------
                                                            LIFE OF
                                               1 YEAR       FUND(2)
---------------------------------------------------------------------
 Return before taxes                            1.90%        2.21%
---------------------------------------------------------------------
 Return after taxes on distributions(3)         0.22%        0.64%
---------------------------------------------------------------------
 Return after taxes on distributions and
 sale of fund shares(3)                         1.24%        0.99%
---------------------------------------------------------------------
 LBGC Index (reflects no deduction for fees,
 expenses, or taxes)                            2.37%        2.63%
---------------------------------------------------------------------

(1) Actual returns may depend on the investor's individual tax situation. After-tax returns may not be relevant if the investment is made through a tax-exempt or tax-deferred account, such as a 401(k) plan. After tax returns are presented for only one class and returns for other classes will vary.
(2) Class I commenced operations on November 8, 2004.
(3) The after-tax returns are calculated using the historic highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

(DOLLAR ICON)
FEES AND EXPENSES
---------------------------------------------------------
There is no sales charge (load) or other transaction fees as Class I shares for this fund are for investment by strategic asset allocation funds only.

---------------------------------------------------------------------------
        ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from fund assets, expressed as a % of average daily net assets)(a)
                                                           CLASS I SHARES
---------------------------------------------------------------------------
 Management fees                                                0.77%
 Distribution and service (12b-1) fees                           N/A
 Other expenses                                                 0.07%
---------------------------------------------------------------------------
                                                          ------------------------------
 TOTAL ANNUAL FUND OPERATING EXPENSES                           0.84%
 EXPENSE REDUCTION(B)                                           0.00%
                                                          ------------------------------
 NET OPERATING EXPENSES                                         0.84%
---------------------------------------------------------------------------

(a) Annual fund operating expenses are based on the fund's expenses for the fiscal year ended October 31, 2005, restated to reflect current expenses, contractual advisory fees and/or expense limits.
(b) Contractual arrangements have been made with the fund's investment adviser, Transamerica Fund Advisors, Inc. (TFAI), through March 1, 2007, to waive fees and/or reimburse fund expenses to the extent that the fund's total operating expenses (excluding any distribution and service (12b-1) fee) exceed 1.50%. TFAI is entitled to reimbursement by the fund of fees waived or expenses reduced during any of the previous 36 months beginning on the date of the expense limitation agreement if on any day the estimated annualized fund operating expenses are less than 1.50%.

EXAMPLE
This example is here to help you compare the cost of investing in this fund with that of other mutual funds. It shows the cumulative expenses you would pay if you invested $10,000 and held your shares for various time periods, with a 5% annual return and fund operating expenses remaining the same. This return is for illustration purposes and is not guaranteed. Actual costs may be higher or lower.

--------------------------------------------------------
 SHARE CLASS   1 YEAR   3 YEARS   5 YEARS   10 YEARS
--------------------------------------------------------
      I         $86      $268      $466      $1,037
--------------------------------------------------------

(QUESTION MARK ICON)
ADDITIONAL INFORMATION
---------------------------------------------------------

MANAGEMENT

INVESTMENT ADVISER:

   Transamerica Fund Advisors, Inc. (TFAI)
   570 Carillon Parkway
   St. Petersburg, Florida 33716-1202

ADVISORY FEE:

TFAI receives compensation, calculated daily and paid monthly, from the fund at the indicated annual rate (expressed as a specified percentage of the fund's average daily net assets):

AVERAGE DAILY NET ASSETS
First $100 million..............................     0.80%
Over $100 million up to $250 million............    0.775%
Over $250 million...............................    0.675%

TA IDEX TRANSAMERICA FLEXIBLE INCOME
--------------------------------------------------------------------------------

For the fiscal year ended October 31, 2005, the fund paid an advisory fee of 0.77% of the fund's average daily net assets.

For additional information about TFAI, see the section entitled "Shareholder Information - Investment Adviser" of this prospectus.

SUB-ADVISER:

   Transamerica Investment Management, LLC
   1150 South Olive Street, Suite 2700
   Los Angeles, California 90015

SUB-ADVISORY FEE:

The sub-adviser receives compensation, calculated daily and paid monthly, from TFAI at the indicated annual rate (expressed as a specified percentage of the fund's average daily net assets):

First $250 million...............................    0.30%
Over $250 million................................    0.25%,
less 50% of any amount reimbursed pursuant to the fund's
expense limitation

PORTFOLIO MANAGER:

HEIDI Y. HU, CFA, is Principal, Managing Director and Portfolio Manager at TIM. Ms. Hu is the Lead (Fixed-Income) Manager of TA IDEX Transamerica Flexible Income, TA IDEX Transamerica Value Balanced and TA IDEX Transamerica Balanced. She also manages sub-advised funds and institutional separate accounts in the Balanced and Fixed Income disciplines. Prior to joining TIM in 1998, Ms. Hu was Portfolio Manager for Arco Investment Management Company. She holds an M.B.A. from the University of Chicago and received her B.S. in Economics from Lewis & Clark College.

PETER O. LOPEZ is Principal and Portfolio Manager at TIM. Mr. Lopez is the Lead Manager of the TA IDEX Transamerica Flexible Income Fund. He also manages institutional accounts in the Fixed Income discipline. Prior to joining TIM, he was Managing Director at Centre Pacific, LLC. Mr. Lopez also previously served as Senior Fixed Income Analyst for Transamerica Investment Services from 1997-2000. He holds an M.B.A. in Finance and Accounting from The University of Michigan and received a B.A. in Economics from Arizona State University. Mr. Lopez is a CFA Level III candidate.

BRIAN W. WESTHOFF, CFA, is Senior Securities Analyst at TIM. Mr. Westhoff is the Co-Manager of TA IDEX Transamerica Flexible Income. Prior to joining TIM in 2003, Mr. Westhoff worked as an Equity Research Intern with Credit Suisse Asset Management, as a Fixed Income Investment Analyst at St. Paul Companies, and as an Argentine/Oil and Gas Equity Research Intern with Merrill Lynch in Argentina. He holds an M.B.A. from Thunderbird, The Garvin Graduate School of International Management and received a B.S. in Business Administration from Drake University.

TIM, through its parent company, has provided investment advisory services to various clients since 1967.

The Statement of Additional Information provides additional information about the portfolio manager's compensation, other accounts managed by the portfolio manager's, and the portfolio manager's ownership of securities in the fund.

A discussion regarding the basis of TA IDEX's Board of Trustees' approval of the fund's advisory arrangements will be available in TA IDEX's semi-annual report for the fiscal period ending April 30, 2006.

TA IDEX TRANSAMERICA FLEXIBLE INCOME
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS:

The Financial Highlights table is intended to help you understand the fund's performance for as long as it has been operating. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate an investor would have earned (or lost) on an investment in the fund for the period shown, assuming reinvestment of all dividends and distributions. This information through October 31, 2005 has been derived from financial statements audited by PricewaterhouseCoopers LLP, whose report, along with the fund's financial statements, is included in the 2005 Annual Report, which is available to you upon request.

For a share of beneficial interest outstanding throughout each period:

                                    CLASS I
                                  -----------
                                    For the
                                    Period
                                     Ended
                                  October 31,
                                   2005(d,g)
                                  -----------
Net Asset Value, Beginning of
 Period                               $9.68
Investment Operations:
 Net Investment Income (Loss)          0.44
 Net Realized and Unrealized
   Gain (Loss)                        (0.36)
                                  -----------
   Total Operations                    0.08
                                  -----------
Distributions:
 From Net Investment Income           (0.41)
 From Net Realized Gains                  -
                                  -----------
   Total Distributions                (0.41)
Net Asset Value, End of Period        $9.35
                                  ===========

Total Return(c)                        0.85%
Net Assets, End of Period
 (000's)                           $110,709
Ratios/Supplemental Data:
 Ratio of Expenses to Average
   Net Assets(a)
   Net(e)                              0.85%
   Total(f)                            0.85%
 Net Investment Income (Loss) to
   Average Net Assets(a)               4.73%
 Portfolio Turnover Rate(b)              58%

---------------

(a) Annualized.

(b) Not annualized.

(c) Total Return has been calculated for the applicable period without deduction of a sales load, if any, on an initial purchase. Periods of less than one year are not annualized.

(d) Per share information is calculated based on average number of shares outstanding.

(e) Ratio of Net Expenses to Average Net Assets is net of fee waivers and reimbursements by the investment adviser, if any.

(f) Ratio of Total Expenses to Average Net Assets includes all expenses before waivers and reimbursements by the investment adviser.

(g) The inception date for the Fund's offering of share Class I is November 8, 2004.

TA IDEX TRANSAMERICA HIGH-YIELD BOND

(FORMERLY, TA IDEX CONSERVATIVE HIGH-YIELD BOND)
--------------------------------------------------------------------------------

SUMMARY OF RISKS AND RETURNS

(CHECK MARK ICON)
OBJECTIVE
---------------------------------------------------------
The objective of TA IDEX Transamerica High-Yield Bond is to seek a high level of current income with commensurate risk by investing in high-yield debt securities.

(CIRCLE I ICON)
PRINCIPAL STRATEGIES AND POLICIES
---------------------------------------------------------
The fund's sub adviser, AEGON USA Investment Management, LLC (AUIM), seeks to achieve this objective by principally investing at least 80% of fund assets in a diversified portfolio of:

- High-yield/high risk bonds (commonly known as "junk bonds")

These junk bonds are high risk debt securities rated in medium or lower rating categories or determined by AUIM to be of comparable quality. However, the fund will not invest more than 10% of its assets in securities rated CCC or below (when a security is rated by several rating agencies, it will be considered "CCC" or below if half or more of these rating agencies so rate the security) or, if unrated, determined by AUIM to be of the comparable quality. If rated securities held by the fund are downgraded, AUIM will consider whether to continue to hold these securities.

Please see Appendix B for a description of bond ratings.

AUIM's strategy is to achieve yields as high as possible while managing risk. AUIM uses a "top down/bottom up" approach in managing the fund's assets. The "top down" approach is to adjust the risk profile of the fund. AUIM analyzes four factors that affect the movement of fixed-income bond prices which include: economic indicators; technical indicators that are specific to the high yield market; investor sentiment and valuation. Analysis of these factors assists AUIM in its decisions regarding the fund's portfolio allocations.

AUIM has developed a proprietary credit model that is the foundation of its "bottom up" analysis. The model tracks historical cash flow numbers and calculates credit financial ratios. Because high yield companies are of higher financial risk, AUIM does a thorough credit analysis of all companies in the fund's portfolio, as well as all potential acquisitions.

Each potential buy and sell candidate is analyzed by AUIM from both the "top down" and "bottom up" strategies. An industry may look attractive in one area, but not the other. They can then review the results of their analysis and decide whether or not to proceed with a transaction.

WHAT IS "BOTTOM UP" ANALYSIS?
When a sub-adviser uses a "bottom up" approach, it looks primarily at individual companies against the context of broader market factors. It seeks to identify individual companies with earnings growth potential that may not be recognized by the market at large.

WHAT IS A "TOP DOWN" APPROACH?
When using a "top down" approach, the fund manager looks first at broad market factors, and on the basis of those market factors, chooses certain sectors, or industries within the overall market. The manager then looks at individual companies within those sectors or industries.

Under adverse or unstable market conditions, the fund could invest some or all of its assets in cash, repurchase agreements and money market instruments. Although the fund would do this only in seeking to avoid losses, the fund may be unable to pursue its investment objective during that time, and it could reduce the benefit from any upswing in the market.

AUIM may sell fund securities when it determines there are changes in economic indicators, technical indicators or valuation.

(EXCLAMATION ICON)
PRINCIPAL RISKS
---------------------------------------------------------
The fund is subject to the following principal investment risks:

- FIXED-INCOME SECURITIES
The value of these securities may change daily based on changes in interest rates, and other market conditions and factors, risks include, without limitation:

- fluctuations in market value

- changes in interest rates: the value of a fixed-income security generally decreases as interest rate rise

- length of time to maturity: the longer the duration, the more vulnerable the value of a fixed-income security is to fluctuations in interest rates

- issuers defaulting on their obligations to pay interest or return principal

- HIGH YIELD DEBT SECURITY RISK
High yield debt securities, or junk bonds, are securities which are rated below "investment grade" or are not rated, but are of equivalent quality. High yield debt securities range from those for which the prospect for repayment of principal and interest is predominantly speculative to those which are currently in default on principal or interest payments. A portfolio with high yield debt securities may be more susceptible to credit risk and market risk than a portfolio that invests only in higher quality debt securities because these lower-rated debt securities are less secure financially and more sensitive to downturns in the economy. In addition, the secondary market for such securities may not be as liquid as that for more highly rated debt securities. As a result, the fund's sub-adviser may find it more difficult to sell these securities or may have to sell them at lower prices. High yield securities are not generally meant for short-term investing.

TA IDEX TRANSAMERICA HIGH-YIELD BOND
--------------------------------------------------------------------------------

- MARKET RISK
The value of securities owned by the fund may go up or down, sometimes rapidly or unpredictably. Securities may decline in value due to factors affecting securities markets generally or particular industries.

YOU MAY LOSE MONEY IF YOU INVEST IN THIS FUND.

These and other risks are fully described in the section entitled "Explanation of Strategies and Risks" in Appendix A of this prospectus.

- DISCLOSURE OF PORTFOLIO HOLDINGS
A detailed description of the fund's policies and procedures with respect to the disclosure of the fund's portfolio securities is available in the Statement of Additional Information. In addition, investors should note that the fund publishes its holdings on its website at www.transamericaidex.com 30 days after the end of each calendar quarter. Such information will generally remain online for six months or as otherwise consistent with applicable regulations.

- INVESTOR PROFILE
This fund may be appropriate for investors who seek high current income and are willing to tolerate the fluctuation in principal value associated with changes in interest rates.

(PERCENTAGE ICON)
PAST PERFORMANCE
---------------------------------------------------------
The bar chart and the table below provide some indication of the risks of investing in the fund by showing you how the fund's performance has varied from year to year, and how the fund's average annual total returns for different periods compare to the returns of a broad measure of market performance, the Merrill Lynch High Yield Cash Pay Index (MLHYCP), a widely recognized unmanaged index of market performance which is a market value-weighted index of all domestic and Yankee high-yield bonds. Issues included in the index have maturities of one year or more and have a credit rating lower than Baaa3/BBB, but are not in default. The bar chart does not reflect the impact of sales charges, which, if reflected, would lower the returns. The table includes deduction of applicable sales charges. Absent limitation of the fund's expenses, total returns would be lower. As with all mutual funds, past performance (before and after taxes) is not a prediction of future results.

YEAR-BY-YEAR TOTAL RETURN as of 12/31 of each year (%)

                                 CLASS I SHARES
                               ------------------
[BAR GRAPH]

2005                                                                             3.24

------------------------------------------------------------
CLASS I SHARES                QUARTER ENDED       RETURN
------------------------------------------------------------
  Best Quarter:                06/30/2005          3.75%
------------------------------------------------------------
  Worst Quarter:               03/31/2005         (1.53)%
------------------------------------------------------------

  AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/05(1)

---------------------------------------------------------------------
                                                            LIFE OF
                                               1 YEAR       FUND(2)
---------------------------------------------------------------------
  Return before taxes                           3.24%        3.66%
---------------------------------------------------------------------
  Return after taxes on distributions(3)        0.87%        1.36%
---------------------------------------------------------------------
  Return after taxes on distributions and
  sale of fund shares(3)                        2.08%        1.79%
---------------------------------------------------------------------
  MLHYCP Index (reflects no deduction for
  fees, expenses, or taxes)                     2.81%        4.04%
---------------------------------------------------------------------

(1) Actual returns may depend on the investor's individual tax situation. After-tax returns may not be relevant if the investment is made through a tax-exempt or tax-deferred account, such as a 401(k) plan. After tax returns are presented for only one class and returns for other classes will vary.
(2) Class I commenced operations on November 8, 2004
(3) The after-tax returns are calculated using the historic highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

(DOLLAR ICON)
FEES AND EXPENSES
---------------------------------------------------------

There is no sales charge (load) or other transaction fees as Class I shares for this fund are for investment by strategic asset allocation funds only.

----------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (expenses that are deducted
from fund assets, expressed as a % of average daily net assets)(a)
                                                              CLASS I SHARES
----------------------------------------------------------------------------
 Management fees                                                0.59   %
 Distribution and service (12b-1) fees                           N/A
 Other expenses                                                 0.07   %
----------------------------------------------------------------------------
                                                               -----------
 TOTAL ANNUAL FUND OPERATING EXPENSES                           0.66   %
 EXPENSE REDUCTION(B)                                           0.00   %
                                                              ------------------------------
 NET OPERATING EXPENSES                                         0.66   %
----------------------------------------------------------------------------

(a) Annual fund operating expenses are based on the fund's expenses for the fiscal year ended October 31, 2005.
(b) Contractual arrangements have been made with the fund's investment adviser Transamerica Fund Advisors, Inc. (TFAI) through March 1, 2007, to waive fees and/or reimburse fund expenses to the extent that the fund's total expenses (excluding any distribution and service (12b-1) fee) exceed 1.24%.

EXAMPLE
This example is here to help you compare the cost of investing in this fund with that of investing in other mutual funds It shows the cumulative expenses you would pay if you invested $10,000 and held your shares for various time periods, with a 5% annual return and fund operating expenses remaining the same. This return is for illustrative purposes and is not guaranteed. Actual costs may be higher or lower.

----------------------------------------------------
SHARE CLASS  1 YEAR   3 YEARS   5 YEARS    10 YEARS
----------------------------------------------------
    I         $67      $211      $368        $822
----------------------------------------------------

TA IDEX TRANSAMERICA HIGH-YIELD BOND
--------------------------------------------------------------------------------

MANAGEMENT

INVESTMENT ADVISER:

   Transamerica Fund Advisors, Inc. (TFAI)
   570 Carillon Parkway
   St. Petersburg, Florida 33716-1202

For additional information about TFAI, see the section entitled "Shareholder Information - Investment Adviser" of this prospectus.

ADVISORY FEE:

TFAI receives compensation, calculated daily and paid monthly, from the fund at the indicated annual rate (expressed as a specified percentage of the fund's average daily net assets):

AVERAGE DAILY NET ASSETS
First $400 million..............................     0.59%
Over $400 million up to $750 million............    0.575%
Over $750 million...............................     0.55%

For the fiscal year ended October 31, 2005, the fund paid an advisory fee of 0.60% of the fund's average daily net assets.

Note: The advisory fees for this fund were recently reduced. Prior to January 1, 2006, TFAI received compensation, calculated daily and paid monthly, from the fund at the indicated annual rate (expressed as a specified percentage of the fund's average daily net assets):

    First $400 million...........................     0.60%
    Over $400 million up to $750 million.........    0.575%
    Over $750 million............................     0.55%

SUB-ADVISER:

   AEGON USA Investment Management, LLC
   4333 Edgewood Road NE
   Cedar Rapids, Iowa 52499

SUB-ADVISORY FEE:

The sub-adviser receives monthly compensation from the investment adviser at the annual rate of a specified percentage of the fund's average daily net assets. The percentage for the fund is as follows:

Up to $400 million................................   0.28%
Over $400 million up to $750 million..............   0.25%
Over $750 million.................................   0.20%

PORTFOLIO MANAGERS:

DAVID R. HALFPAP, CFA, has served as manager of this fund since its inception. He has been employed by AUIM since 1975 and has been Senior Vice President since September 11, 1995.

BRADLEY J. BEMAN, CFA, became a co-manager of this fund in August 1998. He joined AUIM in 1988 after working in various capacities with AEGON USA, Inc. and Life Investors Insurance Company of America. Mr. Beman has been Senior Vice President of AUIM since March 1, 2002. Prior to that date, he was Vice President since October 1, 1997.

AUIM has provided investment advisory services to various clients since 1989.

The Statement of Additional Information provides additional information about the portfolio managers' compensation, other accounts managed by the portfolio managers, and the portfolio managers' ownership of securities in the fund.

A discussion regarding the basis of TA IDEX's Board of Trustees' approval of the fund's advisory arrangements will be available in TA IDEX's semi-annual report for the fiscal period ending April 30, 2006.

TA IDEX TRANSAMERICA HIGH-YIELD BOND
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS:

The Financial Highlights table is intended to help you understand the fund's performance for as long as it has been operating. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate an investor would have earned (or lost) on an investment in the fund for the period shown, assuming reinvestment of all dividends and distributions. This information through October 31, 2005 has been derived from financial statements audited by PricewaterhouseCoopers LLP, whose report, along with the fund's financial statements, is included in the 2005 Annual Report, which is available to you upon request.

For a share of beneficial interest outstanding throughout each period:

                                    CLASS I
                                  -----------
                                    For the
                                    Period
                                     Ended
                                  October 31,
                                   2005(d,g)
                                  -----------
Net Asset Value, Beginning of
 Period                               $9.39
Investment Operations:
 Net Investment Income (Loss)          0.59
 Net Realized and Unrealized
   Gain (Loss)                        (0.37)
                                    -------
 Total Operations                      0.22
                                    -------
Distributions:
 From Net Investment Income           (0.59)
 From Net Realized Gains                  -
                                    -------
   Total Distributions                (0.59)
Net Asset Value, End of Period        $9.02
                                    -------

Total Return(c)                        2.33%
 Net Assets, End of Period
   (000's)                          $40,860
Ratios/Supplemental Data:
 Ratio of Expenses to Average
   Net Assets(a)
   Net(e)                              0.66%
   Total(f)                            0.66%
 Net Investment Income (Loss) to
   Average Net Assets(a)               6.60%
 Portfolio Turnover Rate(b)              71%

---------------

(a) Annualized.

(b) Not annualized.

(c) Total Return has been calculated for the applicable period without deduction of a sales load, if any, on an initial purchase. Periods of less than one year are not annualized.

(d) Per share information is calculated based on average number of shares outstanding.

(e) Ratio of Net Expenses to Average Net Assets is net of fee waivers and reimbursements by the investment adviser, if any.

(f) Ratio of Total Expenses to Average Net Assets includes all expenses before fee waivers and reimbursements by the investment adviser.

(g) The inception date for the Fund's offering of share Class I is November 8, 2004.

TA IDEX TRANSAMERICA SHORT-TERM BOND
--------------------------------------------------------------------------------

SUMMARY OF RISKS AND RETURNS

(CHECK MARK ICON)
OBJECTIVE
---------------------------------------------------------
The objective of TA IDEX Transamerica Short-Term Bond is to seek a high level of income consistent with minimal fluctuation in principal value and liquidity.

(CIRCLE I ICON)
PRINCIPAL STRATEGIES AND POLICIES
---------------------------------------------------------
The fund's sub-adviser, Transamerica Investment Management, LLC (TIM), seeks to achieve this objective by investing in a diversified portfolio as follows:

- short-term and intermediate-term investment-grade corporate obligations

- obligations issued or guaranteed by the U.S. and foreign governments and their agencies and instrumentalities

- mortgage-backed securities.

TIM may also invest in bank obligations, collateralized mortgage obligations, foreign securities and hybrids. Normally, the fund will invest at least 80% of its net assets in bonds.

Bank obligations purchased for the fund are limited to U.S. or foreign banks with total assets of $1.5 billion or more. Similarly, savings association obligations purchased for the fund are limited to U.S. savings association obligations issued by U.S. savings banks with total assets of $1.5 billion or more. Foreign government securities purchased for the fund must be U.S. dollar-denominated and issued by foreign governments, agencies or instrumentalities. These foreign obligations must also meet the same quality requirements as U.S. obligations. The commercial paper and other short-term corporate obligations TIM buys for the fund are determined by the fund manager to present minimal credit risks.

Under adverse or unstable market conditions, the fund could invest some or all of its assets in cash, repurchase agreements and money market instruments. Although the fund would do this only in seeking to avoid losses, the fund may be unable to pursue its investment objective during that time, and it could reduce the benefit from any upswing in the market.

(EXCLAMATION ICON)
PRINCIPAL RISKS
---------------------------------------------------------
The fund is subject to the following principal investment risks:

- FIXED-INCOME SECURITIES
The value of these securities may change daily based on changes in interest rates, and other market conditions and factors, risks include, without limitation:

- fluctuation in market value

- changes in interest rates: the value of a fixed-income security generally decreases as interest rate rise

- length of time to maturity: the longer the duration, the more vulnerable the value of a fixed-income security is to fluctuations in interest rates

- issuers defaulting on their obligations to pay interest or return principal

- MORTGAGE-RELATED SECURITIES
Mortgage-related securities in which the fund may invest represent pools of mortgage loans assembled for sales to investors by various governmental agencies, government-related organizations, as well as by nongovernmental issuers such as commercial banks, savings and loan institutions, mortgage bankers and private mortgage insurance companies. Although certain mortgage-related securities are guaranteed by a third party or otherwise similarly secured, the market value of the security, is not so secured. The fund's investments in mortgage-related securities are exposed to prepayment risk, which is the possibility that mortgage holders will repay their loans early during periods of falling interest rates, requiring the fund to reinvest in lower-yielding instruments and receive less principal or income than originally was anticipated. Rising interest rates tend to extend the duration of mortgage-related securities, making them more sensitive to changes in interest rates. When interest rates decline, borrowers pay off their mortgage rates sooner than expected. This can reduce the returns of the fund because the fund will have to reinvest that money at the lower prevailing interest rates.

- INTEREST RATES
The interest rates on short-term obligations held in the fund's portfolio will vary, rising or falling with short-term interest rates generally. The fund's yield will tend to lag behind general changes in interest rate.

The ability of the fund's yield to reflect current market rates will depend on how quickly the obligations in its portfolio mature and how much money is available for investment at current market rates.

- DEFAULT RISK
The fund is also subject to the risk that the issuer of a security in which it invests may fail to pay the principal or interest payments when due. This will lower the return from, and the value of, the security, which will lower the performance of the fund.

- FOREIGN SECURITIES
Investments in foreign securities, including American Depositary Receipts
(ADRs), Global Depositary Receipts (GDRs), and European Depositary Receipts
(EDRs), involves risks relating to political, social and economic developments abroad, as well as risks resulting from the differences between the regulations to which U.S. and foreign issuer markets are subject. These risks may include, without limitation:

- changes in currency values

- currency speculation

- currency trading costs

- different accounting and reporting practices

- less information available to the public

- less (or different) regulation of securities markets

- more complex business negotiations

- less liquidity

- more fluctuations in prices

- delays in settling foreign securities transactions

- higher costs for holding shares (custodial fees)

- higher transaction costs

- vulnerability to seizure and taxes

- political instability and small markets

- different market trading days

- MARKET RISK
The value of securities owned by the fund may go up or down, sometimes rapidly or unpredictably. Securities may decline in

TA IDEX TRANSAMERICA SHORT-TERM BOND
--------------------------------------------------------------------------------

value due to factors affecting securities markets generally or particular industries.

YOU MAY LOSE MONEY IF YOU INVEST IN THIS FUND.

These and other risks are fully described in the section entitled "Explanation of Strategies and Risks" in Appendix A of this prospectus.

DISCLOSURE OF PORTFOLIO HOLDINGS
A detailed description of the fund's policies and procedures with respect to the disclosure of the fund's portfolio securities is available in the Statement of Additional Information. In addition, investors should note that the fund publishes its holdings on its website at www.transamericaidex.com 30 days after the end of each calendar quarter. Such information will generally remain online for six months or as otherwise consistent with applicable regulations.

- INVESTOR PROFILE
Investors who seek a low-cost, broadly-diversified, fixed-income investment to balance the risks of a portfolio containing stocks.

(PERCENTAGE ICON)
PAST PERFORMANCE
---------------------------------------------------------
The bar chart and the table below provide some indication of the risks of investing in the fund by showing you how the fund's performance has varied from year to year, and how the fund's average annual total returns for different periods compare to the returns of a broad measure of market performance, the Merrill Lynch U.S. Corporate and Government 1-3 year (MLGC Index), an unmanaged index of market performance. The bar chart does not reflect the impact of sales charges, which, if reflected, would lower the returns. The table includes deduction of applicable sales charges. Absent limitation of the fund's expenses, total returns would be lower. As with all mutual funds, past performance (before and after taxes) is not a prediction of future results.

YEAR-BY-YEAR TOTAL RETURN as of 12/31 of each year (%)

                                 CLASS I SHARES
                               ------------------

[BAR GRAPH]

2005                                                                             1.29

------------------------------------------------------------
CLASS I SHARES                QUARTER ENDED       RETURN
------------------------------------------------------------
  Best Quarter:                06/30/2005           1.06%
------------------------------------------------------------
  Worst Quarter:               03/31/2005          (0.60)%
------------------------------------------------------------

  AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/05(1)

---------------------------------------------------------------------
                                                            LIFE OF
                                               1 YEAR       FUND(2)
---------------------------------------------------------------------
 Return before taxes                            1.29%        1.03%
---------------------------------------------------------------------
 Return after taxes on distributions(3)         0.27%        0.05%
---------------------------------------------------------------------
 Return after taxes on distributions and
 sale of fund shares(3)                         0.84%        0.32%
---------------------------------------------------------------------
 MLGC Index (reflects no deduction for fees,
 expenses, or taxes)                            1.74%        1.60%
---------------------------------------------------------------------

(1) Actual returns may depend on the investor's individual tax situation. After-tax returns may not be relevant if the investment is made through a tax-exempt or tax-deferred account, such as a 401(k) plan. After tax returns are presented for only one class and returns for other classes will vary.
(2) Class I commenced operations on November 8, 2004
(3) The after-tax returns are calculated using the historic highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

(DOLLAR ICON)
FEES AND EXPENSES
---------------------------------------------------------
There is no sales charge (load) or other transaction fees as Class I shares for this fund are for investment by strategic asset allocation funds only.

----------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (expenses that are deducted
from fund assets, expressed as a % of average daily net assets)(a)
                                                            CLASS I SHARES
----------------------------------------------------------------------------
 Management fees                                                 0.64%
 Distribution and service (12b-1) fees                            N/A
 Other expenses                                                  0.05%
----------------------------------------------------------------------------
                                                           ------------------------------
 TOTAL ANNUAL FUND OPERATING EXPENSES                            0.69%
 EXPENSE REDUCTION(B)                                            0.00%
                                                           ------------------------------
 NET OPERATING EXPENSES                                          0.69%
----------------------------------------------------------------------------

(a) Annual fund operating expenses are based on the fund's expenses for the fiscal year ended October 31, 2005, restated to reflect the current expenses, contractual advisory fees and/or expense limits.
(b) Contractual arrangements have been made with the fund's investment adviser, Transamerica Fund Advisors, Inc. (TFAI), through March 1, 2007, to waive fees and/or reimburse fund expenses to the extent that the fund's total operating expenses excluding any distribution and service (12b-1) fee), exceed 0.85%. TFAI is entitled to reimbursement by the fund of fees waived or expenses reduced during any of the previous 36 months beginning on the date of the expense limitation agreement if on any day the estimated annualized fund operating expenses are less than 0.85%.

EXAMPLE
This example is here to help you compare the cost of investing in this fund with the cost of investing in other mutual funds. It shows the cumulative expenses you would pay if you invested $10,000 and held your shares for various time periods, with a 5% annual return and fund operating expenses remaining the same. This return is for illustrative purposes and is not guaranteed. Actual costs may be higher or lower.

----------------------------------------------------------
 SHARE CLASS   1 YEAR    3 YEARS     5 YEARS     10 YEARS
----------------------------------------------------------
      I         $70       $221        $384         $859
----------------------------------------------------------

(QUESTION MARK ICON)
ADDITIONAL INFORMATION
---------------------------------------------------------

MANAGEMENT

INVESTMENT ADVISER:

   Transamerica Fund Advisors, Inc. (TFAI)
   570 Carillon Parkway
   St. Petersburg, Florida 33716-1202

TA IDEX TRANSAMERICA SHORT-TERM BOND
--------------------------------------------------------------------------------

For additional information about TFAI, see the section entitled "Shareholder Information - Investment Adviser" of this prospectus.

ADVISORY FEE:

TFAI receives compensation, calculated daily and paid monthly, from the fund at the indicated annual rate (expressed as a specified percentage of the fund's average daily net assets):

AVERAGE DAILY NET ASSETS
First $250 million..............................     0.65%
Over $250 million up to $500 million............     0.60%
Over $500 million up to $1 billion..............    0.575%
In excess of $1 billion.........................     0.55%

For the fiscal year ended October 31, 2005, the fund paid an advisory fee of 0.65% of the fund's average daily net assets.

SUB-ADVISER:

   Transamerica Investment Management, LLC
   1150 South Olive Street, Suite 2700
   Los Angeles, California 90015

SUB-ADVISORY FEE:

The sub-adviser receives monthly compensation from the investment adviser at the annual rate of a specified percentage of the fund's average daily net assets. The percentage for the fund is as follows:

Up to $250 million..............................     0.25%
Over $250 million up to $500 million............     0.20%
From $500 million up to $1 billion..............    0.175%
Over $1 billion.................................     0.15%

PORTFOLIO MANAGERS:

HEIDI V. HU, CFA, is Principal, Managing Director and Portfolio Manager at Transamerica Investment Management, LLC ("TIM"). Ms. Hu is Head of Fixed Income Investments at TIM. She manages mutual funds, sub-advised funds and institutional separate accounts in the fixed income disciplines. Prior to joining TIM in 1998, Ms. Hu was Portfolio Manager for Arco Investment Management Company. She holds an M.B.A. from the University of Chicago and received her B.S. in Economics from Lewis & Clark College.

GREG D. HAENDEL, CFA, is Fixed Income Securities Analyst at TIM. Prior to joining TIM in 2003, he worked as a High Yield Intern for Metropolitan West Asset Management, as Fixed Income Intern for Lehman Brithers in London, as a mortgage-Backed Portfolio Manager for Co-Bank in Colorade, and as a Global Debt Analyst for Merrill Lynch in New York. Mr. Haendel holds an M.B.A. in Finance and Accounting from the Anderson School at UCLA and received a B.A. in Economics from Amherst College.

DEREK S. BROWN, CFA, is Portfolio Manager at TIM. Mr. Brown manages mutual funds, sub-advised funds and institutional accounts in the Fixed Income discipline. Prior to joining TIM in 2005, he served in the portfolio management and fixed income trading departments at Bradford & Marzec, Inc. Mr. Brown also previously worked in the trading departments of Back Bay Advisors and The Boston Company Asset Management. He holds an M.B.A. from Boston College and received a B.A. in Communications Studies from University of Maine.

TIM, through its affiliates, has provided investment advisory services to various clients since 1967.

The Statement of Additional Information provides additional information about the portfolio managers' compensation, other accounts managed by the portfolio managers, and the portfolio managers' ownership of securities in the fund.

A discussion regarding the basis of TA IDEX's Board of Trustees' approval of the fund's advisory arrangements will be available in TA IDEX's semi-annual report for the fiscal period ending April 30, 2006.

TA IDEX TRANSAMERICA SHORT-TERM BOND
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS:

The Financial Highlights table is intended to help you understand the fund's performance for as long as it has been operating. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate an investor would have earned (or lost) on an investment in the fund for the period shown, assuming reinvestment of all dividends and distributions. This information through October 31, 2005 has been derived from financial statements audited by PricewaterhouseCoopers LLP, whose report, along with the fund's financial statements, is included in the 2005 Annual Report, which is available to you upon request.

For a share of beneficial interest outstanding throughout the period:

                                     CLASS I
                                  --------------
                                  For the Period
                                      Ended
                                   October 31,
                                    2005(d,g)
                                  --------------
Net Asset Value, Beginning of
  Period                               $10.00
Investment Operations:
  Net Investment Income (Loss)           0.28
  Net Realized and Unrealized
    Gain (Loss)                         (0.22)
                                  --------------
    Total Operations                     0.06
                                  --------------
Distributions:
  From Net Investment Income            (0.27)
  From Net Realized Gains                   -
                                  --------------
    Total Distributions                 (0.27)
Net Asset Value, End of Period          $9.79
                                  --------------

Total Return(c)                          0.49%
Net Assets, End of Period
  (000's)                            $174,302
Ratios/Supplemental Data:
  Ratio of Expenses to Average
    Net Assets(a)
    Net(e)                               0.71%
    Total(f)                             0.71%
  Net Investment Income (Loss)
    to Average Net Assets(a)             2.92%
Portfolio Turnover Rate(b)                153%

---------------

(a) Annualized.

(b) Not annualized.

(c) Total return has been calculated for the applicable period without deduction of a sales load, if any, on a initial purchase. Periods of less than one year are not annualized.

(d) Per share information is calculated based on average number of shares outstanding.

(e) Ratio of Net Expenses to Average Net Assets is net of fee waivers and reimbursements by the investment adviser, if any.

(f) Ratio of Total Expenses to Average Net Assets includes all expenses before fee waivers and reimbursements by the investment adviser.

(g) TA IDEX Transamerica Short-Term Bond ("the Fund") commenced operations on November 8, 2004.

TA IDEX VAN KAMPEN EMERGING MARKETS DEBT
--------------------------------------------------------------------------------

SUMMARY OF RISKS AND RETURNS

(CHECK MARK ICON)
OBJECTIVE
---------------------------------------------------------

The objective of TA IDEX Van Kampen Emerging Markets Debt is to seek high total return by investing primarily in fixed-income securities of government and government-related issuers and, to a lesser extent, of corporate issuers in emerging market countries.

(CIRCLE I ICON)
PRINCIPAL STRATEGIES AND POLICIES
---------------------------------------------------------

The fund's sub-adviser is Morgan Stanley Investment Management Inc., which does business in certain instances (including its role as a sub-adviser to this fund) under the name Van Kampen.

Van Kampen seeks to achieve the fund's objective by investing primarily in fixed-income securities of government and government-related issuers and, to a lesser extent, of corporate issuers in emerging market countries. Using macroeconomic and fundamental analysis, Van Kampen seeks to identify developing countries that are believed to be undervalued and have attractive or improving fundamentals. After the country allocation is determined, the sector and security selection is made within each country.

The sub-adviser's global allocation team analyzes the global economic environment and its impact on emerging markets. The sub-adviser focuses on investing in countries that show signs of positive fundamental change. This analysis considers macroeconomic factors, such as GDP growth, inflation, monetary policy, fiscal policy and interest rates and sociopolitical factors, such as political risk, leadership, social stability and commitment to reform.

In selecting securities, the sub-adviser first examines yield curves with respect to a country and then considers instrument-specific criteria, including
(i) spread duration; (ii) real interest rates; and (iii) liquidity. The fund's holdings may range in maturity from overnight to 30 years or more and will not be subject to any minimum credit rating standard. The sub-adviser may, when or if available, use certain strategies, including the use of derivatives, to protect the fund from overvalued currencies or to take advantage of undervalued currencies. The sub-adviser generally considers selling a portfolio holding when it determines that the holding no longer satisfies its investment criteria.

Under normal circumstances, at least 80% of the assets of the fund will be invested in debt securities of issuers located in emerging market countries. An issuer is located in an emerging market country if:

- its principal securities trading market is in an emerging market country;

- alone or on a consolidated basis, it derives 50% or more of its annual revenue from either goods produced, sales made or services performed in emerging markets; or

- it is organized under the laws of, or has a principal office in, an emerging market country.

Emerging market countries are countries that major international financial institutions, such as the World Bank, generally consider to be less economically mature than developed nations such as the United States or most nations in Western Europe. Emerging market countries can include every nation in the world except the United States, Canada, Japan, Australia, New Zealand and most countries in Western Europe.

Under adverse or unstable market conditions, the fund could invest some or all of its assets in cash, repurchase agreements and money market instruments. Although the fund would do this only in seeking to avoid losses, the fund may be unable to pursue its investment objective during that time, and it could reduce the benefit from any upswing in the market.

THIS FUND IS NON-DIVERSIFIED.

WHAT IS A NON-DIVERSIFIED FUND?
A "non-diversified" fund has the ability to take larger positions in a smaller number of issuers. To the extent a fund invests in a greater portion of its assets in the securities of a smaller number of issuers, it may be more susceptible to any single economic, political or regulatory occurrence than a widely diversified fund and may be subject to a greater loss with respect to its portfolio securities. However, to meet federal tax requirements, at the close of each quarter the fund may not have more than 25% of its total assets invested in any one issuer, and, with respect to 50% of its total assets, not more than 5% of its total assets in one issuer.

(EXCLAMATION ICON)
PRINCIPAL RISKS
---------------------------------------------------------
The fund is subject to the following principal investment risks:

- FIXED-INCOME SECURITIES
The value of these securities may change daily based on changes in interest rates, and other market conditions and factors, risks include, without limitation:

- fluctuation in market value

- changes in interest rates: the value of a fixed-income security generally decreases as interest rate rise

- length of time to maturity: the longer the duration, the more vulnerable the value of a fixed-income security is to fluctuations in interest rates

- issuers defaulting on their obligations to pay interest or return principal.

- FOREIGN SECURITIES
Investments in foreign securities (including American Depositary Receipts
(ADRs), Global Depositary Receipts (GDRs) and European Depositary Receipts
(EDRs)) involve risks relating to political, social and economic developments abroad, as well as risks resulting from the difference between the regulations to which U.S. and foreign issuer markets are subject. These risks include, without limitation:

- changes in currency values

- currency speculation

- currency trading costs

- different accounting and reporting practices

- less information available to the public

- less (or different) regulation of securities markets

- more complex business negotiations

- less liquidity

TA IDEX VAN KAMPEN EMERGING MARKETS DEBT
--------------------------------------------------------------------------------

- more fluctuations in prices

- delays in settling foreign securities transactions

- higher costs for holding shares (custodial fees)

- higher transaction costs

- vulnerability to seizure and taxes

- political instability and small markets

- different market trading days

- EMERGING MARKETS RISK
Investing in the securities of issuers located in or principally doing business in emerging markets bear foreign risks as discussed above. In addition, the risks associated with investing in emerging markets are often greater than investing in developed foreign markets. Specifically, the economic structures in emerging markets countries are less diverse and mature than those in developed countries, and their political systems are less stable. Investments in emerging markets countries may be affected by national policies that restrict foreign investments. Emerging market countries may have less developed legal structures, and the small size of their securities markets and low trading volumes can make investments illiquid and more volatile than investments in developed countries. As a result, a fund investing in emerging market countries may be required to establish special custody or other arrangements before investing.

- CURRENCY RISK
When the fund invests in securities denominated in foreign currencies, it is subject to the risk that those currencies will decline in value relative to the U.S. Dollar, or, in the case of hedging positions, that the U.S. Dollar will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for reasons such as changes in interest rates, government intervention or political developments. As a result, the fund's investments in foreign currency denominated securities may reduce the returns of the fund.

- DERIVATIVES
The use of derivative instruments may involve risks different from, or greater than, the risks associated with investing directly in securities or other traditional investments. Derivatives may be subject to market risk, interest rate risk, and credit risk. Certain derivatives may be illiquid, which may reduce the return of the fund if it cannot sell or terminate the derivative instrument at an advantageous time or price. Some derivatives may involve the risk of improper valuation, or the risk that changes in the value of the instrument may not correlate well with the underlying asset, rate or index. As a result of inaccurate market predictions by the sub-adviser, the fund could lose the entire amount of its investment in a derivative and, in some cases, could lose more than the principal amount invested. Also, suitable derivative instruments may not be available in all circumstances, and there is no assurance that the fund will be able to engage in these transactions to reduce exposure to other risks.

- NON-DIVERSIFICATION RISK
Focusing investments in a small number of issuers, industries or foreign currencies increases risk. Because the fund is non diversified, it may be more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be.

- MARKET RISK
The value of securities owned by the fund may go up or down, sometimes rapidly or unpredictably. Securities may decline in value due to factors affecting securities markets generally or particular industries.

YOU MAY LOSE MONEY IF YOU INVEST IN THIS FUND.

These and other risks are fully described in the section entitled "Explanation of Strategies and Risks" in Appendix A of this prospectus.

DISCLOSURE OF PORTFOLIO HOLDINGS

A detailed description of the fund's policies and procedures with respect to the disclosure of the fund's portfolio securities is available in the Statement of Additional Information. In addition, investors should note that the fund publishes its holdings on its website at www.transamericaidex.com 30 days after the end of each calendar quarter. Such information will generally remain online for six months or as otherwise consistent with applicable regulations.

- INVESTOR PROFILE
This fund may be appropriate for investors who are willing to accept the risks and uncertainties of investing in lower-rated and unrated fixed-income securities in emerging markets.

(PERCENTAGE ICON)
PAST PERFORMANCE
---------------------------------------------------------
The bar chart and the table below provide some indication of the risks of investing in the fund by showing you how the fund's performance has varied from year to year, and how the fund's average annual total returns for different periods compare to the returns of a broad measure of market performance, the J.P. Morgan Emerging Markets Bond Index (EMBI Global), a widely recognized unmanaged index of market performance. The bar chart does not reflect the impact of sales charges, which, if reflected, would lower the returns. The table includes deduction of applicable sales charges. Absent limitation of the fund's expenses, total returns would be lower. As with all mutual funds, past performance (before and after taxes) is not a prediction of future results.

YEAR-BY-YEAR TOTAL RETURN as of 12/31 of each year (%)

                                 CLASS I SHARES
                               ------------------

[BAR GRAPH]

2005                                                                             10.13

-----------------------------------------------------------
CLASS I SHARES               QUARTER ENDED       RETURN
-----------------------------------------------------------
  Best Quarter:               06/30/2005          6.20%
-----------------------------------------------------------
  Worst Quarter:              03/31/2005         (1.79)%
-----------------------------------------------------------

TA IDEX VAN KAMPEN EMERGING MARKETS DEBT
--------------------------------------------------------------------------------

  AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/05(1)

---------------------------------------------------------------------
                                                            LIFE OF
                                               1 YEAR       FUND(2)
---------------------------------------------------------------------
  Return before taxes                          10.13%       11.17%
---------------------------------------------------------------------
  Return after taxes on distributions(3)        8.08%        9.16%
---------------------------------------------------------------------
  Return after taxes on distributions and
  sale of fund shares(3)                        6.53%        8.31%
---------------------------------------------------------------------
  EMBI Global Index (reflects no deduction
  for fees, expenses, or taxes)                11.86%       13.87%
---------------------------------------------------------------------

(1) Actual returns may depend on the investor's individual tax situation. After-tax returns may not be relevant if the investment is made through a tax-exempt or tax-deferred account, such as a 401(k) plan. After tax returns are presented for only one class and returns for other classes will vary.
(2) Class I commenced operations on November 8, 2004
(3) The after-tax returns are calculated using the historic highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

(DOLLAR ICON)
FEES AND EXPENSES
---------------------------------------------------------
There is no sales charge (load) or other transaction fees as Class I shares for this fund are for investment by strategic asset allocation funds only.

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

---------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (expenses that are deducted
from fund assets, expressed as a % of average daily net assets)(a)
                                                             CLASS I SHARES
---------------------------------------------------------------------------
 Management fees                                                 0.95%
 Distribution and service (12b-1) fees                            N/A
 Other expenses                                                  0.07%
---------------------------------------------------------------------------
                                                             ------------------------------
 TOTAL ANNUAL FUND OPERATING EXPENSES                            1.02%
 EXPENSE REDUCTION(b)                                            0.00%
                                                             ------------------------------
 NET OPERATING EXPENSES                                          1.02%
---------------------------------------------------------------------------

(a) Annual fund operating expenses are based on the fund's expenses for the fiscal year ended October 31, 2005, restated to reflect current expenses, contractual advisory fees and/or expense limits.
(b) Contractual arrangements have been made with the fund's investment adviser, Transamerica Fund Advisors, Inc. (TFAI), through March 1, 2007, to waive fees and/or reimburse fund expenses to the extent that the fund's total operating expenses (excluding any distribution and service (12b-1) fee) exceed 1.15%. TFAI is entitled to reimbursement by the fund of fees waived or expenses reduced during any of the previous 36 months beginning on the date of the expense limitation agreement if on any day the estimated annualized fund operating expenses are less than 1.15%.

EXAMPLE
This example is here to help you compare the cost of investing in this fund with the cost of investing in other mutual funds. It shows the cumulative expenses you would pay if you invested $10,000 and held your shares for various time periods, with a 5% annual return and fund operating expenses remaining the same. This return is for illustrative purposes and is not guaranteed. Actual costs may be higher or lower.

----------------------------------------------------
SHARE CLASS  1 YEAR   3 YEARS   5 YEARS    10 YEARS
----------------------------------------------------
    I         $104     $325      $563       $1,248
----------------------------------------------------

(QUESTION MARK ICON)
ADDITIONAL INFORMATION
---------------------------------------------------------

MANAGEMENT

INVESTMENT ADVISER:

   Transamerica Fund Advisors, Inc.
   570 Carillon Parkway
   St. Petersburg, Florida 33716-1202

For additional information about TFAI, see the section entitled "Shareholder Information - Investment Adviser" of this prospectus.

ADVISORY FEE:

TFAI receives compensation, calculated daily and paid monthly, from the fund at the indicated annual rate (expressed as a specified percentage of the fund's average daily net assets):

AVERAGE DAILY NET ASSETS
First $250 million...............................    0.95%
Over $250 million up to $500 million.............    0.90%
In excess of $500 million........................    0.80%

For the fiscal year ended October 31, 2005, the fund paid an advisory fee of 0.95% of the fund's average daily net assets.

SUB-ADVISER:

   Morgan Stanley Investment Management Inc.
   1221 Avenue of the Americas
   New York, New York 10020

SUB-ADVISORY FEE:

The sub-adviser receives monthly compensation from the investment adviser at the annual rate of a specified percentage of the fund's average daily net assets. The percentage for the fund is as follows:

First $250 million...............................    0.45%
From $250 million to $500 million................    0.40%
Over $500 million................................    0.35%

PORTFOLIO MANAGERS:

The fund is managed by the Van Kampen's Emerging Market Debt team. Current members of the team include Abigail L. McKenna (Managing Director), Eric J. Baurmeister (Executive Director), and Federico Kaune (Executive Director).

ABIGAIL L. MCKENNA, who is the Emerging Markets Debt team's lead portfolio manager, has worked for Van Kampen since 1996 and has been managing the fund since its inception in November 2004.

TA IDEX VAN KAMPEN EMERGING MARKETS DEBT
--------------------------------------------------------------------------------

ERIC J. BAURMEISTER has worked for Van Kampen since 1997 and has been managing the fund since its inception in November 2004.

FEDERICO L. KAUNE has worked for Van Kampen since 2002 and has been managing the fund since its inception in November 2004.

Van Kampen has provided investment advisory services to various clients since 1935.

The Statement of Additional Information provides additional information about the portfolio managers' compensation, other accounts managed by the portfolio managers, and the portfolio managers' ownership of securities in the fund.

A discussion regarding the basis of TA IDEX's Board of Trustees' approval of the fund's advisory arrangements will be available in TA IDEX's semi-annual report for the fiscal period ending April 30, 2006.

TA IDEX VAN KAMPEN EMERGING MARKETS DEBT
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

The Financial Highlights table is intended to help you understand the fund's performance for as long as it has been operating. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate an investor would have earned (or lost) on an investment in the fund for the period shown, assuming reinvestment of all dividends and distributions. This information through October 31, 2005 has been derived from financial statements audited by PricewaterhouseCoopers LLP, whose report, along with the fund's financial statements, is included in the 2005 Annual Report, which is available to you upon request.

For a share of beneficial interest outstanding throughout the period:

                                    CLASS I
                                  -----------
                                    For the
                                    Period
                                     Ended
                                  October 31,
                                   2005(d,g)
                                  -----------
Net Asset Value, Beginning of
 Period                              $10.00

Investment Operations:
 Net Investment Income (Loss)          0.49
 Net Realized and Unrealized
   Gain (Loss)                         0.45
                                  -----------
   Total Operations                    0.94
                                  -----------
Distributions:
 From Net Investment Income           (0.49)
 From Net Realized Gains                 --
                                  -----------
   Total Distributions                (0.49)
Net Asset Value, End of Period       $10.45
                                  ===========

Total Return(c)                        9.36%
Net Assets, End of Period
 (000's)                           $136,022
Ratios/Supplemental Data:
 Ratio of Expenses to Average
   Net Assets(a)
   Net(e)                              1.07%
   Total(f)                            1.07%
 Net Investment Income (Loss) to
   Average Net Assets(a)               4.91%
Portfolio Turnover Rate(b)               67%

---------------

(a) Annualized.

(b) Not annualized.

(c) Total Return has been calculated for the applicable period without deduction of a sales load, if any, on an initial purchase. Periods of less than one year are not annualized.

(d) Per share information is calculated based on average number of shares outstanding.

(e) Ratio of Net Expenses to Average Net Assets is net of fee waivers and reimbursements by the investment adviser, if any).

(f) Ratio of Total Expenses to Average Net Assets includes all expenses before fee waivers and reimbursements by the investment adviser.

(g) TA IDEX Van Kampen Emerging Markets Debt ("the Fund") commenced operations on November 8, 2004.

TA IDEX TRANSAMERICA MONEY MARKET
--------------------------------------------------------------------------------

SUMMARY OF RISKS AND RETURNS

(CHECK MARK ICON)
OBJECTIVE
---------------------------------------------------------
The objective of TA IDEX Transamerica Money Market is to seek maximum current income from money market securities with liquidity and preservation of principal.

(CIRCLE I ICON)
PRINCIPAL STRATEGIES AND POLICIES
---------------------------------------------------------
The fund's sub-adviser, Transamerica Investment Management, LLC (TIM), seeks to achieve this objective by investing substantially all of the fund's assets in accordance with Rule 2a-7 under the Investment Company Act of 1940 in the following U.S. dollar-denominated instruments:

- short-term corporate obligations, including commercial paper, notes and bonds

- obligations issued or guaranteed by the U.S. and foreign governments and their agencies and instrumentalities

- obligations of U.S. and foreign banks, or their foreign branches, and U.S. savings banks

- repurchase agreements involving any of the securities mentioned above:

TIM also seeks to maintain a stable net asset value of $1.00 per share by:

- investing in securities which present minimal credit risk; and

- maintaining the average maturity of obligations held in the fund's portfolio at 90 days or less.

Bank obligations purchased for the fund are limited to U.S. or foreign banks with total assets of $1.5 billion or more. Similarly, savings association obligations purchased for the fund are limited to U.S. savings association obligations issued by U.S. savings banks with total assets of $1.5 billion or more. Foreign securities purchased for the fund must be U.S. dollar-denominated and issued by foreign governments, agencies or instrumentalities, or banks that meet the minimum $1.5 billion capital requirement. These foreign obligations must also meet the same quality requirements as U.S. obligations. The commercial paper and other short-term corporate obligations TIM buys for the fund are determined by the fund manager to present minimal credit risks.

(EXCLAMATION ICON)
PRINCIPAL RISKS
---------------------------------------------------------
This fund is subject to the following principal investment risks:

- INTEREST RATES
The interest rates on short-term obligations held in the fund's portfolio will vary, rising or falling with short-term interest rates generally. The fund's yield will tend to lag behind general changes in interest rate.

The ability of the fund's yield to reflect current market rates will depend on how quickly the obligations in its portfolio mature and how much money is available for investment at current market rates.

- DEFAULT RISK
The fund is also subject to the risk that the issuer of a security in which it invests may fail to pay the principal or interest payments when due. This will lower the return from, and the value of, the security, which will lower the performance of the fund.

- FOREIGN SECURITIES
To the extent the fund invests in foreign securities, it is subject to changing political and economic climates and potentially less liquidity.

- MARKET RISK
The value of securities owned by the fund may go up or down, sometimes rapidly or unpredictably. Securities may decline in value due to factors affecting securities markets generally or particular industries.

AN INVESTMENT IN THE FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENTAL AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

YOU MAY LOSE MONEY IF YOU INVEST IN THIS FUND.

These and other risks are fully described in the section entitled "Explanation of Strategies and Risks" in Appendix A of this prospectus.

DISCLOSURE OF PORTFOLIO HOLDINGS
A detailed description of the fund's policies and procedures with respect to the disclosure of the fund's portfolio securities is available in the Statement of Additional Information. In addition, investors should note that the fund publishes its holdings on its website at www.transamericaidex.com 30 days after the end of each calendar quarter. Such information will generally remain online for six months or as otherwise consistent with applicable regulations.

- INVESTOR PROFILE
Investors who seek a low risk, relatively low cost way to achieve current income through high-quality money market securities.

(PERCENTAGE ICON)
PAST PERFORMANCE
---------------------------------------------------------
The past performance information shown below is for Class A shares, which would have substantially similar annual returns as Class I shares because both share classes are invested in the same portfolio of securities. The returns for Class A shares will vary from Class I shares to the extent that the Classes do not have the same expenses and Class I shares are not subject to sales charges (which are reflected in the performance information about Class A shares in the table). Performance information for Class I shares will be included after the share class has been in operation for one complete calendar year.

The bar chart and the table below provide some indication of the risks of investing in the fund by showing you how the fund's performance has varied from year to year, and how the fund's average annual total returns and its performance since inception. The bar chart does not reflect the impact of sales charges, which, if reflected, would lower the returns. The table, which shows average annual total returns for each class of shares of the fund, includes deduction of applicable Class A sales charges. Absent limitation of the fund's expenses, total returns would be lower. As with all mutual funds, past performance (before and after taxes) is not a prediction of future results.

TA IDEX TRANSAMERICA MONEY MARKET
--------------------------------------------------------------------------------

YEAR-BY-YEAR TOTAL RETURN as of 12/31 each year (%)

                                 CLASS A SHARES
                               ------------------

[BAR GRAPH]

2003                                                                             0.34
2004                                                                             0.58
2005                                                                             2.45

7 Day Yield(1) (as of October 31, 2005) Class A = 3.12%

------------------------------------------------------------
CLASS A SHARES                QUARTER ENDED       RETURN
------------------------------------------------------------
  Best Quarter:                12/31/2005           0.81%
------------------------------------------------------------
  Worst Quarter:               09/30/2003           0.06%
------------------------------------------------------------

  AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/05(2)

---------------------------------------------------------------------
                                                            LIFE OF
                                               1 YEAR       FUND(3)
---------------------------------------------------------------------
 Return before taxes                            2.45%        1.05%
---------------------------------------------------------------------

(1) Call Customer Service (1-888-233-4339) for the current 7 day yield.
(2) Actual returns may depend on the investor's individual tax situation.
(3) Class A commenced operations on March 1, 2002.

(DOLLAR ICON)
FEES AND EXPENSES
---------------------------------------------------------
There are no sales charges (load) or other transaction fees. Class I shares for this fund are offered for investment by strategic asset allocation funds only.

The following table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

----------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (expenses that are deducted
from fund assets, expressed as a % of average daily net assets)(a)
                                                            CLASS I SHARES
----------------------------------------------------------------------------
 Management fees                                                 0.40%
 Distribution and service (12b-1) fees                            N/A
 Other expenses                                                  0.10%
----------------------------------------------------------------------------
                                                           ------------------------------
 TOTAL ANNUAL FUND OPERATING EXPENSES                            0.50%
 EXPENSE REDUCTION(B)                                            0.02%
                                                           ------------------------------
 NET OPERATING EXPENSES                                          0.48%
----------------------------------------------------------------------------

(a) Annual fund operating expenses are based on the fund's expenses for the fiscal year ended October 31, 2005, restated to reflect the estimated expenses of Class I shares.
(b) Contractual arrangements have been made with the fund's investment adviser, Transamerica Fund Advisors, Inc. (TFAI), through March 1, 2007, to waive fees and/or reimburse fund expenses to the extent that the fund's total operating expenses (excluding any distribution and service (12b-1) fee) exceed 0.48%. TFAI is entitled to reimbursement by the fund of fees waived or expenses reduced during any of the previous 36 months beginning on the date of the expense limitation agreement if on any day the estimated annualized fund operating expenses are less than 0.48%.

EXAMPLE
This example is here to help you compare the cost of investing in this fund with the cost of investing in other mutual funds. It shows the cumulative expenses you would pay if you invested $10,000 and held your shares for various time periods, with a 5% annual return and fund operating expenses remaining the same. This return is for illustrative purposes and is not guaranteed. Actual costs may be higher or lower.

---------------------------------
 SHARE CLASS   1 YEAR    3 YEARS
---------------------------------
      I         $49       $158
---------------------------------

(QUESTION MARK ICON)
ADDITIONAL INFORMATION
---------------------------------------------------------

MANAGEMENT

INVESTMENT ADVISER:

   Transamerica Fund Advisors, Inc. (TFAI)
   570 Carillon Parkway
   St. Petersburg, Florida 33716-1202

ADVISORY FEE:

TFAI receives compensation, calculated daily and paid monthly, from the fund at the indicated annual rate (expressed as a specified percentage of the fund's average daily net assets):

0.40%

For additional information about TFAI, see the section entitled "Shareholder Information - Investment Adviser" of this prospectus.

For the fiscal year ended October 31, 2005, the fund paid an advisory fee of 0.40% of the fund's average daily net assets.

SUB-ADVISER:

   Transamerica Investment Management, LLC
   1150 South Olive Street, Suite 2700
   Los Angeles, California 90015

SUB-ADVISORY FEE:

The sub-adviser receives monthly compensation from the investment adviser at the annual rate of a specified percentage of the fund's average daily net assets. The percentage for the fund is as follows:

0.15%

TIM, through its parent company, has provided investment advisory services to various clients since 1967.

A discussion regarding the basis of TA IDEX's Board of Trustees' approval of the fund's advisory arrangements will be available in TA IDEX's semi-annual report for the fiscal period ending April 30, 2006.

FINANCIAL HIGHLIGHTS:

Financial Highlights for this fund are not included in this prospectus because Class I shares commenced operations on November 15, 2005.

SECTION B -- SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------

REGULATORY PROCEEDINGS

There continues to be significant federal and state regulatory activity relating to financial services companies, particularly mutual fund companies and their investment advisers. As part of an ongoing investigation regarding potential market timing, recordkeeping and trading compliance issues and matters affecting Transamerica Fund Advisors, Inc. (TFAI), the investment adviser for TA IDEX and certain affiliates and former employees of TFAI, the Securities and Exchange Commission (SEC) staff has indicated that it is likely to take some action against TFAI and certain of its affiliates at the conclusion of the investigation. The potential timing and the scope of any such action is difficult to predict. Although the impact of any action brought against TFAI and/or its affiliates is difficult to assess at the present time, the funds currently believe that the likelihood that it will have a material adverse impact on them is remote. It is important to note that the funds are not aware of any allegation of wrongdoing against them and their board at the time this prospectus is printed. Although it is not anticipated that these developments will have an adverse impact on the funds, there can be no assurance at this time. TFAI and its affiliates are actively working with the SEC in regard to this matter; however, the exact resolution cannot be determined at this time. TFAI will take such actions that it deems necessary or appropriate to continue providing management services to the funds and to bring all matters to an appropriate conclusion.

TFAI and/or its affiliates, and not the funds, will bear the costs regarding these regulatory matters.

INVESTMENT ADVISER

TA IDEX's Board of Trustees is responsible for managing the business affairs of TA IDEX. The Board oversees the operation of TA IDEX by its officers. It also reviews the management of each fund's assets by TFAI and investment sub-advisers. You can find additional information about the TA IDEX Trustees and officers in the SAI.

TFAI, located at 570 Carillon Parkway, St. Petersburg, Florida 33716, serves as investment adviser for TA IDEX. The investment adviser hires investment sub-advisers to furnish investment advice and recommendations and has entered into sub-advisory agreements with each fund's sub-adviser. The investment adviser also monitors the sub-adviser's buying and selling of portfolio securities and administration of the funds. For these services, TFAI is paid an investment advisory fee. This fee is calculated on the average daily net assets of each fund, and is paid at the rate previously shown in this prospectus.

TFAI is directly-owned by Western Reserve Life Assurance Co. of Ohio (77%) (Western Reserve) and AUSA Holding Company (23%) (AUSA), both of which are indirect, wholly-owned subsidiaries of AEGON N.V. AUSA is wholly-owned by Transamerica Holding Company, which is wholly-owned by AEGON USA, Inc. (AEGON
USA), a financial services holding company whose primary emphasis is on life and health insurance, and annuity and investment products. AEGON USA is wholly-owned indirect subsidiary of AEGON N.V., a Netherlands corporation and publicly traded international insurance group. Great Companies, L.L.C., AEGON USA Investment Management, LLC and Transamerica Investment Management, LLC (TIM) are affiliates of TFAI and TA IDEX.

TFAI and/or its affiliates may pay, out of its own resources and not out of Fund assets, for distribution and/or administrative services provided by broker-dealers and other financial intermediaries. See the section titled "Other Distribution or Service Arrangements" in this prospectus.

TA IDEX may rely on an Order from the Securities and Exchange Commission (Release IC- 23379 dated August 5, 1998) that permits TA IDEX and its investment adviser, TFAI subject to certain conditions, and without the approval of shareholders to:

(1) employ a new unaffiliated sub-adviser for a fund pursuant to the terms of a new investment sub-advisory agreement, either as a replacement for an existing sub-adviser or as an additional sub-adviser;

(2) materially change the terms of any sub-advisory agreement; and

(3) continue the employment of an existing sub-adviser on sub-advisory contract terms where a contract has been assigned because of a change of control of the sub-adviser.

In such circumstances, shareholders would receive notice and information about the new sub-adviser within ninety (90) days after the hiring of any new sub-adviser.

CLASS I SHARES

PURCHASE AND REDEMPTION OF SHARES

Class I shares of the Funds in this prospectus are currently offered for investment only to the following TA IDEX fund of funds: TA IDEX Asset
Allocation - Conservative Portfolio; TA IDEX Asset Allocation - Growth Portfolio; TA IDEX Asset Allocation - Moderate Growth Portfolio; TA IDEX Asset Allocation - Moderate Portfolio and TA IDEX Multi-Manager International, and the following fund of funds of AEGON/Transamerica Series Trust (ATST): ATST Asset Allocation - Conservative Portfolio; ATST Asset Allocation - Growth Portfolio; ATST Asset Allocation - Moderate Growth Portfolio and ATST Asset
Allocation - Moderate Portfolio. Shares of the Funds may be made available to other investors in the future.

FEATURES AND POLICIES

HOW SHARE PRICE IS DETERMINED

The price at which shares are purchased or redeemed is the net asset value per share ("NAV") that is next calculated following receipt and acceptance of a purchase order in good order or receipt of a redemption order in good order by the fund or an authorized intermediary.

WHEN SHARE PRICE IS DETERMINED

The NAV of all funds is determined on each day the New York Stock Exchange ("NYSE") is open for business. The NAV is not determined on days when the NYSE is closed (generally New Year's Day, Martin Luther King Jr. Day, President's Day, Good

SECTION B -- SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------

Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas). Foreign securities may trade in their primary markets on weekends or other days when a fund does not price its shares (therefore, the NAV of a fund holding foreign securities may change on days when shareholders will not be able to buy or sell shares of the funds).

Purchase orders received in good order and accepted, and redemption orders received in good order, before the close of business on the NYSE, usually 4:00 p.m. Eastern Time, receive the NAV determined as of the close of the NYSE that day. Purchase and redemption requests received after the NYSE is closed receive the NAV determined as of the close of the NYSE the next day the NYSE is open.

Orders for shares of the asset allocation funds mentioned above that invest in Class I shares of the funds and corresponding orders for the Class I shares of the funds are priced on the same day when orders for shares of the asset allocation funds are received. Consequently, receipt in good order and acceptance of a purchase request or receipt in good order of a redemption request for shares of the asset allocation funds before the close of business on the NYSE is deemed to constitute receipt of a proportional order for the corresponding Class I shares of the funds on the same day, so that both orders generally will receive that day's NAV.

HOW NAV IS CALCULATED

The NAV of each fund (or class thereof) is calculated by taking the value of its assets, less liabilities, and dividing by the number of shares of the fund (or class) that are then outstanding.

In general, securities and other investments are valued at market value when market quotations are readily available. Fund securities listed or traded on domestic securities exchanges or the NASDAQ/NMS, including dollar-denominated foreign securities or ADRs, are valued at the closing price on the exchange or system where the security is principally traded. With respect to securities traded on the NASDAQ/NMS, such closing price may be the last reported sale price or the NASDAQ Official Closing Price ("NOCP"). If there have been no sales for that day on the exchange or system where the security is principally traded, then the value should be determined with reference to the last sale price, or the NOCP, if applicable, on any other exchange or system. If there have been no sales for that day on any exchange or system, a security is valued at the closing bid quotes on the exchange or system where the security is principally traded, or at the NOCP, if applicable. Foreign securities traded on U.S. exchanges are generally priced using last sale price regardless of trading activity. Securities traded over-the-counter are valued at the mean of the last bid and asked prices. Investments in securities maturing in 60 days or less may be valued at amortized cost. Foreign securities generally are valued based on quotations from the primary market in which they are traded, and are converted from the local currency into U.S. dollars using current exchange rates. Market quotations for securities prices may be obtained from automated pricing services. Shares of open-end investment companies are generally valued at the net asset value per share reported by that investment company.

When a market quotation for a security is not readily available (which may include closing prices deemed to be unreliable because of the occurrence of a subsequent event), a valuation committee appointed by the Board of Trustees may, in good faith, establish a fair value for the security in accordance with valuation procedures adopted by the Board. The types of securities for which such fair value pricing may be required include, but are not limited to: foreign securities, where a significant event occurs after the close of the foreign market on which such security principally trades that is likely to have changed the value of such security, or the closing value is otherwise deemed unreliable; securities of an issuer that has entered into a restructuring; securities whose trading has been halted or suspended; fixed-income securities that have gone into default and for which there is no current market value quotation; and securities that are restricted as to transfer or resale.

Valuing securities at fair value involves greater reliance on judgment than securities that have readily available market quotations. The valuation committee makes such determinations in good faith in accordance with funds' valuation procedures. Fair value determinations can also involve reliance on quantitative models employed by a fair value pricing service. There can be no assurance that a fund could obtain the fair value assigned to a security if it were to sell the security at approximately the time at which the fund determines its NAV per share.

MARKET TIMING/EXCESSIVE TRADING

Some investors try to profit from various short-term or frequent trading strategies known as market timing. Examples of market timing include switching money into funds when their share prices are expected to rise and taking money out when their share prices are expected to fall, and switching from one fund to another and then back again after a short period of time. As money is shifted in and out, a fund may incur expenses for buying and selling securities. Excessive purchases, redemptions or exchanges of fund shares may disrupt portfolio management, hurt fund performance and drive fund expenses higher. For example, a fund may be forced to liquidate investments as a result of short-term trading and incur increased brokerage costs or realize taxable capital gains without attaining any investment advantage. These costs are generally borne by all shareholders, including long-term investors who do not generate these costs.

THE TA IDEX BOARD OF TRUSTEES HAS APPROVED POLICIES AND PROCEDURES THAT ARE DESIGNED TO DISCOURAGE MARKET TIMING OR EXCESSIVE TRADING. IF YOU INTEND TO ENGAGE IN SUCH PRACTICES, WE REQUEST THAT YOU DO NOT PURCHASE SHARES OF THE FUNDS. Each fund reserves the right to reject any request to purchase shares, including purchases in connection with an exchange transaction, which they reasonably determine to be in connection with market timing or excessive trading.

However, because the shares of the funds are sold only to certain asset allocation funds, the funds' policies and procedures to discourage market timing or excessive trading are enforced by the asset allocation funds rather than the funds. Additional information about such policies and procedures are available in the prospectus of the asset allocation funds. Furthermore, reallocations in the funds by an asset allocation fund in furtherance of a portfolio's investment objective are not considered to be market timing or excessive trading.

SECTION B -- SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------

ASSET ALLOCATION FUNDS

The TA IDEX and ATST fund of funds discussed above that invest in the TA IDEX funds may own a significant portion of the shares of a TA IDEX fund. Transactions by the fund of funds may be disruptive to an underlying TA IDEX fund.

INVESTMENT POLICY CHANGES

TA IDEX American Century Large Company Value, TA IDEX Transamerica Equity, TA IDEX Mercury Large Cap Value, TA IDEX UBS Large Cap Value, TA IDEX J.P. Morgan Mid Cap Value, TA IDEX Transamerica Small/Mid Cap Value, TA IDEX Van Kampen Mid-Cap Growth, TA IDEX T. Rowe Price Small Cap, TA IDEX Van Kampen Small Company Growth, TA IDEX Evergreen International Small Cap, TA IDEX International Bond, TA IDEX Clarion Global Real Estate Securities, TA IDEX Evergreen Health Care, TA IDEX Great Companies - Technology(SM), TA IDEX PIMCO Real Return TIPS, TA IDEX Transamerica Convertible Securities, TA IDEX Transamerica High Yield Bond, TA IDEX Transamerica Short-Term Bond, and TA IDEX Van Kampen Emerging Market Debt, as part of each fund's investment policy, invest at least 80% of its assets (defined as net assets plus the amount of any borrowing for investment purposes) in certain investments as indicated in this prospectus. Shareholders will be provided with at least 60 days' prior written notice of any changes in the 80% investment policy. Such notice will comply with the conditions set forth in any applicable SEC rules then in effect.

NOTE: Unless expressly designated as fundamental, all policies and procedures of the funds may be changed at any time by TA IDEX's Board of Trustees without shareholder approval.

To the extent authorized by law, TA IDEX and the each of the funds reserve the right to discontinue offering shares at any time, or to cease operations entirely.

DISTRIBUTION OF SHARES

UNDERWRITING AGREEMENT

TA IDEX has an Underwriting Agreement with AFSG Securities Corporation (AFSG), located at 4333 Edgewood Road NE, Cedar Rapids, Iowa 52499. AFSG is an affiliate of TFAI and TA IDEX. Under this agreement, AFSG underwrites and distributes all classes of fund shares and bears expenses of offering these shares to the public.

OTHER DISTRIBUTION OR SERVICE ARRANGEMENTS

Transamerica Capital, Inc. ("TCI") (an affiliate of TFAI, TIM and AFSG), TFAI, TIM and other fund sub-advisers, directly or through TCI, out of their own resources and not out of fund assets (i.e., without additional cost to the funds or their shareholders), may provide additional cash payments or non-cash compensation to some, but not all, brokers and other financial intermediaries who sell shares of the asset allocation funds that invest in the funds or render investor services to asset allocation fund shareholders. Such payments and compensation are in addition to the sales charges, Rule 12b-1 plan fees, service fees and other fees paid, directly or indirectly, by the asset allocation funds to such brokers and other financial intermediaries. These arrangements are sometimes referred to as "revenue sharing" arrangements. Revenue sharing arrangements are not financed by the funds, do not result in increased expenses, are not reflected in the fees and expenses section of this prospectus and are described in more detail in the prospectus of the fund of funds.

DISTRIBUTIONS AND TAXES

TAXES ON DISTRIBUTIONS IN GENERAL

The funds will distribute all or substantially all of their net investment income and net capital gains to their shareholders each year. Although the funds will not have to pay income tax on amounts they distribute to shareholders, most shareholders will be taxed on amounts they receive. Shareholders who are not subject to tax on their income, such as qualified retirement accounts and other tax-exempt investors, generally will not be required to pay any tax on distributions. If the funds declare a dividend in October, November, or December but pay it in January, you will be taxed on the dividend as if you received it in the previous year.

You normally will be taxed on distributions you receive from the funds, regardless of whether they are paid to you in cash or are reinvested in additional fund shares. A particular distribution generally will be taxable as either ordinary income or as long-term capital gain. Distributions that are derived from net long-term capital gains will typically be taxed as long-term capital gain. Other distributions will usually be taxable as ordinary income. Except as described below, the tax consequences of a distribution do not depend upon how long you held your fund shares.

Current tax law generally provides for a maximum tax rate for individual taxpayers of 15% on long-term capital gains and from certain qualifying dividends on corporate stock. These rate reductions do not apply to corporate taxpayers. The following are guidelines for how certain distributions by a fund are generally taxed to individual taxpayers:

- Distributions of earnings from qualifying dividends and qualifying long-term capital gains will be taxed at a maximum rate of 15% (5% for individuals in the 10% and 15% federal tax rate brackets).

- Note that distributions of earnings from dividends paid by certain "qualified foreign corporations" can also qualify for the lower tax rates on qualifying dividends.

- A shareholder will also have to satisfy a more than 60-day holding period with respect to any distributions of qualifying dividends in order to obtain the benefit of the lower tax rate.

- Distributions of earnings from non-qualifying dividends, interest income, other types of ordinary income and short-term capital gains will be taxed at the ordinary income tax rate applicable to the taxpayer.

The funds will send you a tax report annually summarizing the amount of and the tax aspects of your distributions.

If you buy shares of the funds before they make a distribution, the distribution will be taxable to you even though it may actually be a return of a portion of your investment. This is known as "buying a dividend."

Investors who invest through tax-deferred accounts, such as IRAs, 403(b) accounts, and qualified retirement plans, will ordinarily not be subject to tax until a distribution is made, at which time such distribution is generally taxed as ordinary income. These accounts are subject to complex tax rules and each

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--------------------------------------------------------------------------------

tax-deferred account investor should consult their tax advisers regarding their investments in a tax-deferred account.

TAXES ON THE SALE OF SHARES

If shares of a fund are sold for shares of another fund, you generally will have a capital gain or loss, which will be long-term capital gain if you held the shares for more than one year; otherwise it is a short-term capital gain. Such gain or loss is computed by subtracting your tax basis in the shares from the redemption proceeds (in the case of a sale) or the value of the shares received (in the case of an exchange). Because your tax basis depends on the original purchase price and on the price at which any dividends may have been reinvested, you should be sure to keep account statements so that you or your tax preparer will be able to determine whether a sale will result in a taxable gain. If your tax basis in the shares exceeds your redemption proceeds (or the value of the shares received in the case of an exchange), you will recognize a taxable loss on the sale of shares of the fund. Any loss recognized on shares held for six months or less will be treated as long-capital loss to the extent of any long-term capital gain distributions that were received with respect to the shares. Additionally, any loss realized on a sale of shares of a fund may be disallowed under "wash sale" rules to the extent the shares disposed of are replaced with other shares of that fund within a period of 61 days beginning 30 days before and ending 30 days after the shares are disposed of, such as pursuant to a dividend reinvestment in shares of that fund. If disallowed, the loss will be reflected in an adjustment to the tax basis of the shares acquired.

If more than 50% of the value of the total assets of a fund consists of stock or securities of foreign corporations at the close of a taxable year, the fund may elect to treat certain foreign taxes paid by them as paid by their shareholders. If a fund makes this election, the amount of the foreign taxes paid by the fund will be included in its shareholders' income pro rata (in addition to taxable distributions actually received by them), and its shareholders will be entitled either (a) to credit their proportionate amounts of the foreign taxes paid by the fund against their federal income tax liabilities, or (b) to deduct their proportionate amounts from their federal taxable income under certain circumstances.

WITHHOLDING TAXES

As with all mutual funds, the funds may be required to withhold U.S. federal income tax at the fourth lowest tax rate applicable to unmarried individuals (currently 28%) of all taxable distributions payable to you if you fail to provide the funds with your correct taxpayer identification number or to make required certifications, or if you have been notified by the IRS that you are subject to backup withholding. Backup withholding is not an additional tax, but is a method by which the IRS ensures that it will collect taxes otherwise due. Any amounts withheld may be credited against your U.S. federal income tax liability.

OTHER TAX INFORMATION

This tax discussion is for general information only. In addition to federal income taxes, you may be subject to state, local or foreign taxes on payments received from, and investment made in shares of the TA IDEX funds. More information is provided in the SAI of the funds. You should also consult your own tax advisor for information regarding all tax consequences applicable to your investments in the funds.

FINANCIAL HIGHLIGHTS:

FINANCIAL HIGHLIGHTS ARE INCLUDED IN THIS PROSPECTUS SOLELY FOR THOSE FUNDS THAT OFFERED CLASS I SHARES PRIOR TO OCTOBER 31, 2005.

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APPENDIX A

EXPLANATION OF STRATEGIES AND RISKS
--------------------------------------------------------------------------------

HOW TO USE THIS SECTION

In the discussions of the individual fund(s) in which you invest, you found descriptions of the principal strategies and risks associated with such fund(s). In those pages, you were referred to this section for a more complete description of the risks of both principal and non-principal investments. For best understanding, first read the description of the fund you are interested in. Then refer to this section and read about the risks particular to that fund. For even more discussions of strategies and risks, see the SAI of the funds, which is available upon request. See the back cover of this prospectus for information on how to order the SAI.

DIVERSIFICATION

The Investment Company Act of 1940 ("1940 Act") classifies investment companies as either diversified or non-diversified. Diversification is the practice of spreading a fund's assets over a number of issuers to reduce risk. A non-diversified fund has the ability to take larger positions in fewer issuers. Because the appreciation or depreciation of a single security may have a greater impact on the net asset value of a non-diversified fund, its share price can be expected to fluctuate more than a diversified fund.

All the funds (except TA IDEX Clarion Global Real Estate Securities, TA IDEX Salomon All Cap, TA IDEX Great Companies - America(SM), TA IDEX Great Companies - Technology(SM), TA IDEX Evergreen Health Care, TA IDEX JPMorgan International Bond, TA IDEX PIMCO Real Return TIPS, and TA IDEX Van Kampen Emerging Markets Debt) qualify as diversified funds under the 1940 Act.

TA IDEX Salomon All Cap, TA IDEX Great Companies - America(SM), TA IDEX Great Companies - Technology(SM), TA IDEX Clarion Global Real Estate Securities, TA IDEX PIMCO Real Return TIPS, TA IDEX JPMorgan International Bond, TA IDEX Van Kampen Emerging Markets Debt, and TA IDEX Evergreen Health Care each reserves the right to become a diversified investment company (as defined by the 1940
Act).

INVESTING IN COMMON STOCKS

While common stocks have historically outperformed other investments over the long term, their prices tend to go up and down more dramatically over the shorter term. Many factors may cause common stocks to go up and down in price. A major factor is the financial performance of the company that issues the stock. Other factors include the overall economy, conditions in a particular industry, and monetary factors like interest rates. Because the stocks a fund may hold fluctuate in price, the value of a fund's investments in the fund will go up and down.

INVESTING IN PREFERRED STOCKS

Because these stocks generally come with a promise to pay a stated dividend, their price could depend more on the size of the dividend than on the company's performance. If a company fails to pay the dividend, its preferred stock is likely to drop in price. Changes in interest rates can also affect their price. (See "Investing in bonds," below.)

INVESTING IN CONVERTIBLES

Since preferred stocks and corporate bonds generally pay a stated return, their prices usually do not depend on the price of the company's common stock. But some companies issue preferred stocks and bonds that are convertible into their common stocks. Linked to the common stock in this way, convertible securities typically go up and down in price inversely to interest rates as the common stock does, adding to their market risk. Convertible securities generally offer lower interest or dividend yields than non-convertible securities of similar quality. However, when the market price of the common stock underlying a convertible security exceeds the conversion price, the price of the convertible security tends to reflect the value of the underlying common stock.

VOLATILITY

The more an investment goes up and down in price, the more volatile it is said to be. Volatility increases the market risk (i.e., risk of loss due to fluctuation in value) because even though your fund may go up more than the market in good times, it may also go down more than the market in bad times. If you decide to sell when a volatile fund is down, you could lose more. Price changes may be temporary and for extended periods.

INVESTING IN BONDS

Like common stocks, bonds fluctuate in value, although the factors causing this may be different, including:

- CHANGES IN INTEREST RATES. Bond prices tend to move inversely to interest rates. Why? Because when interest rates on new bond issues go up, rates on existing bonds stay the same and they become less desirable. When rates go down, the reverse happens. This is also true for most preferred stocks and some convertible securities.

- LENGTH OF TIME TO MATURITY. When a bond matures, the issuer must pay the owner its face value. If the maturity date is a long way off, many things can affect its value, so a bond generally is more volatile the farther it is from maturity. As that date approaches, fluctuations usually become smaller and the price gets closer to face value.

- DEFAULTS. Bond issuers make at least two promises: (1) to pay interest during the bond's term and (2) to return principal when it matures. If an issuer fails to keep one or both of these promises, the bond will probably drop in price dramatically, and may even become worthless.

- DECLINES IN RATINGS. At the time of issue, most bonds are rated by professional rating services, such as Moody's Investors Service (Moody's) and Standard & Poor's Ratings Group (S&P). The stronger the financial backing behind the bond, the higher the rating. If this backing is weakened or lost, the rating service may downgrade the bond's rating. This is virtually certain to cause the bond to drop in price.

- LOW QUALITY. High-yield/high-risk securities (commonly known as "junk bonds") have greater credit risk, are more sensitive to interest rate movements, are considered more speculative, have a greater vulnerability to economic changes are subject to greater price volatility and are less liquid than

                                   APPENDIX A-1
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APPENDIX A

EXPLANATION OF STRATEGIES AND RISKS
--------------------------------------------------------------------------------

  higher quality fixed-income securities. These securities may be more susceptible to credit risk and market risk than higher quality debt securities because their issuers may be less secure financially and more sensitive to downturns in the economy. In addition, the secondary market for such securities may not be as liquid as that for higher quality debt securities. As a result, a sub-adviser of a fund may find it more difficult to sell these securities or may have to sell them at lower prices. High yield securities are not generally meant for short-term investing.

- LOSS OF LIQUIDITY. If a bond is downgraded, or for other reasons drops in price, the market demand for it may "dry up." In that case, the bond may be hard to sell or "liquidate" (convert to cash). Please see Appendix B for a description of bond ratings.

INVESTING IN FOREIGN SECURITIES

Foreign securities are investments offered by non-U.S. companies, governments and government agencies. They involve risks in addition to those associated with securities of domestic issuers, including:

- CHANGES IN CURRENCY VALUES. Foreign securities may be sold in currencies other than U.S. dollars. If a currency's value drops relative to the dollar, the value of your fund shares could drop too. Also, dividend and interest payments may be lower. Factors affecting exchange rates include, without limitation: differing interest rates among countries; balances of trade; amount of a country's overseas investments; and intervention by banks. Some funds also invest in American Depositary Receipts (ADRs) and American Depositary Shares (ADSs). They represent securities of foreign companies traded on U.S. exchanges, and their values are expressed in U.S. dollars. Changes in the value of the underlying foreign currency will change the value of the ADR or ADS.

- CURRENCY SPECULATION. The foreign currency market is largely unregulated and subject to speculation. A fund's investments in foreign currency-denominated securities may reduce the returns of the fund.

- DIFFERING ACCOUNTING AND REPORTING PRACTICES. Foreign tax laws are different, as are laws, practices and standards for accounting, auditing and reporting data to investors.

- LESS INFORMATION AVAILABLE TO THE PUBLIC. Foreign companies usually make far less information available to the public.

- LESS REGULATION. Securities regulations in many foreign countries are more lax than in the U.S. In addition, regulation of banks and capital markets can be weak.

- MORE COMPLEX NEGOTIATIONS. Because of differing business and legal procedures, a fund might find it hard to enforce obligations or negotiate favorable brokerage commission rates.

- LESS LIQUIDITY/MORE VOLATILITY. Some foreign securities are harder to convert to cash than U.S. securities, and their prices may fluctuate more dramatically.

- SETTLEMENT DELAYS. "Settlement" is the process of completing payment and delivery of a securities transaction. In many countries, this process takes longer than it does in the U.S.

- HIGHER CUSTODIAL CHARGES. Fees charged by the fund's custodian for holding shares are higher for foreign securities than those of domestic securities.

- VULNERABILITY TO SEIZURE AND TAXES. Some governments can seize assets. They may also limit movement of assets from the country. Fund interest, dividends and capital gains may be subject to foreign withholding taxes.

- POLITICAL INSTABILITY AND SMALL MARKETS. Developing countries can be politically unstable. Economies can be dominated by a few industries, and markets may trade a small number of securities.

- DIFFERENT MARKET TRADING DAYS. Foreign markets may not be open for trading the same days as U.S. markets are open and asset values can change before your transaction occurs.

- HEDGING. A fund may enter into forward currency contracts to hedge against declines in the value of securities denominated in, or whose value is tied to, a currency other than the U.S. dollar or to reduce the impact of currency fluctuation on purchases and sales of such securities. Shifting a fund's currency exposure from one currency to another removes the fund's opportunity to profit from the original currency and involves a risk of increased losses for the fund if the sub-adviser's projection of future exchange rates is inaccurate.

- EMERGING MARKET RISK. Investing in the securities of issuers located in or principally doing business in emerging markets bear foreign exposure risks as discussed above. In addition, the risks associated with investing in emerging markets are often greater than investing in developed foreign markets. Specifically, the economic structures in emerging market countries typically are less diverse and mature than those in developed countries, and their political systems are less stable. Investments in emerging market countries may be affected by national policies that restrict foreign investments. Emerging market countries may have less developed legal structures, and the small size of their securities markets and low trading volumes can make investments illiquid and more volatile than investments in developed countries. In addition, a fund investing in emerging market countries may be required to establish special custody or other arrangements before investing.

INVESTING IN FUTURES, OPTIONS AND OTHER DERIVATIVES

Besides conventional securities, your fund may seek to increase returns by investing in financial contracts related to its primary investments. Such contracts, which include futures and options, involve additional risks and costs. Risks include, without limitation:

- DERIVATIVES. Certain of the funds use derivative instruments as part of their investment strategy. Generally,

                                   APPENDIX A-2
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APPENDIX A

EXPLANATION OF STRATEGIES AND RISKS
--------------------------------------------------------------------------------

  derivatives are financial contracts whose value depends upon, or is derived from, the value of an underlying asset, reference rate or index, and may relate to stocks, bonds, interest rates, currencies or currency exchange rates, commodities, and related indexes. Examples of derivative instruments include option contracts, futures contracts, options on futures contracts and swap agreements (including, but not limited to, credit default swaps). There is no assurance that the use of any derivatives strategy will succeed. Also, investing in financial contracts such as options involve additional risks and costs, such as inaccurate market predictions which may result in losses instead of gains, and prices may not match so the benefits of the transaction might be diminished and a fund may incur substantial losses.

The value of a commodity-linked derivative investment generally is based upon the price movements of a physical commodity (such as energy, mineral, or agricultural products), a commodity futures contract or commodity index, or other economic variable based upon changes in the value of commodities or the commodities markets. Swap transactions are privately negotiated agreements between a fund and a counterparty to exchange or swap investment cash flows or assets at specified intervals in the future. The obligations may extend beyond one year. There is no central exchange or market for swap transactions and therefore they are less liquid investments than exchange-traded instruments. A fund bears the risk that the counterparty could default under a swap agreement. Further, certain funds may invest in derivative debt instruments with principal and/or coupon payments linked to the value of commodities, commodity futures contracts or the performance of commodity indices. These are "commodity-linked" or "index-linked" notes. They are sometimes referred to as "structured notes" because the terms of the debt instrument may be structured by the issuer of the note and the purchaser of the note. The value of these notes will rise and fall in response to changes in the underlying commodity or related index of investment. These notes expose a fund economically to movements in commodity prices. These notes are subject to risks, such as credit, market and interest rate risks, that in general affect the value of debt securities. Therefore, at the maturity of the note, a fund may receive more or less principal than it originally invested. A fund might receive interest payments on the note that are more or less than the stated coupon interest payments.

A fund's use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other more traditional investments. The following provides a general discussion of important risk factors relating to all derivative instruments that may be used by the funds:

- MANAGEMENT RISK. Derivative products are highly specialized instruments that require investment techniques and risk analyses different from those associated with stocks and bonds. The use of a derivative requires an understanding not only of the underlying instrument but also of the derivative itself, without the benefit of observing the performance of the derivative under all possible market conditions.

- CREDIT RISK. The use of a derivative instrument involves the risk that a loss may be sustained as a result of the failure of another party to the contract (counterparty) to make required payments or otherwise comply with the contract's terms. Additionally, credit default swaps could result in losses if a fund does not correctly evaluate the creditworthiness of the company on which the credit default swap is based.

- LIQUIDITY RISK. Liquidity risk exists when a particular derivative instrument is difficult to purchase or sell. If a derivative transaction is particularly large or if the relevant market is illiquid (as is the case with many privately negotiated derivatives), it may not be possible to initiate a transaction or liquidate a position at an advantageous time or price.

- LEVERAGE RISK. Because many derivatives have a leverage component, adverse changes in the value or level of the underlying asset, reference rate or index can result in a loss substantially greater than the amount invested in the derivative itself. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment. When a fund uses derivatives for leverage, investments in that fund will tend to be more volatile, resulting in larger gains or losses in response to market changes. To limit leverage risk, each fund will segregate assets determined to be liquid by the sub-adviser in accordance with procedures established by the Board of Trustees (or as permitted by applicable regulation, enter into certain offsetting positions) to cover its obligations under derivative instruments.

- LACK OF AVAILABILITY. Because the markets for certain derivative instruments (including markets located in foreign countries) are relatively new and still developing, suitable derivatives transactions may not be available in all circumstances for risk management or other purposes. There is no assurance that a fund will engage in derivatives transactions at any time or from time to time. A fund's ability to use derivatives may be limited by certain regulatory and tax considerations.

- MARKET AND OTHER RISKS. Like most other investments, derivative instruments are subject to the risk that the market value of the instrument will change in a way that is detrimental to a fund's interest. If a fund manager incorrectly forecasts the value of securities, currencies or interest rates or other economic factors in using derivatives for a fund, the fund might have been in a better position if it had not entered into the transaction at all. While some strategies involving derivative instruments can reduce the risk of loss, they can also reduce the opportunity for gain or even result in losses by offsetting favorable price movements in other fund investments. A fund may also have to buy or sell a security at a disadvantageous time or price because the fund is legally required to maintain offsetting positions or asset coverage in connection with certain derivative transactions.

Other risks in using derivatives include the risk of mispricing or improper valuation of derivatives and the inability of derivatives to correlate perfectly with underlying assets, rates and indexes. Many derivatives, in particular privately negotiated derivatives, are complex and often valued subjectively. Improper valuations can result in increased cash payment requirements to counterparties or a loss of value to a fund. Also, the value of derivatives may not correlate perfectly, or at all, with the value of the assets, reference rates or indexes they are designed to closely track. In addition, a fund's use of derivatives may cause the fund to realize higher

                                   APPENDIX A-3

APPENDIX A

EXPLANATION OF STRATEGIES AND RISKS
--------------------------------------------------------------------------------

amounts of short-term capital gains (generally taxed at ordinary income tax rates) than if the fund had not used such instruments.

INVESTING IN HYBRID INSTRUMENTS

Hybrid instruments combine elements of derivative contracts with those of another security (typically a fixed-income security). All or a portion of the interest or principal payable on a hybrid security is determined by reference to changes in the price of an underlying asset or by reference to another benchmark (such as interest rates, currency exchange rates or indices). Hybrid instruments also include convertible securities with conversion terms related to an underlying asset or benchmark. The risks of investing in hybrid instruments reflect a combination of the risks of investing in securities, options, futures, and currencies. Thus, an investment in a hybrid instrument may entail significant risks in addition to those associated with traditional securities. Hybrid instruments are also potentially more volatile and may carry greater interest rate risks than traditional instruments. Moreover, depending on the structure of the particular hybrid, it may expose a fund to leverage risks or carry liquidity risks.

INVESTING IN FORWARD FOREIGN CURRENCY CONTRACTS

A forward foreign currency contract is an agreement between contracting parties to exchange an amount of currency at some future time at an agreed upon rate. These contracts are used as a hedge against fluctuations in foreign exchange rates. Hedging against a decline in the value of a currency does not eliminate fluctuations in the prices of securities, or prevent losses if the prices of the fund's securities decline. Such hedging transactions preclude the opportunity for a gain if the value of the hedging currency should rise. Forward contracts may, from time to time, be considered illiquid, in which case they would be subject to the fund's limitations on investing in illiquid securities. If a fund's manager makes the incorrect prediction, the opportunity for loss can be magnified.

INVESTING IN FIXED-INCOME INSTRUMENTS

Some funds invest in "Fixed-Income Instruments," which as used in the relative fund's prospectus include, among others:

- securities issued or guaranteed by the U.S. Government, its agencies or government-sponsored enterprises ("U.S. Government Securities");

- corporate debt securities of U.S. and non-U.S. issuers, including convertible securities and corporate commercial paper;

- mortgage-backed and other asset-backed securities;

- inflation-indexed bonds issued both by governments and corporations;

- structured notes, including hybrid or "indexed" securities, event-linked bonds and loan participations;

- delayed funding loans and revolving credit facilities;

- bank certificates of deposit, fixed time deposits and bankers' acceptances;

- repurchase agreements and reverse repurchase agreements;

- debt securities issued by states or local governments and their agencies, authorities and other government-sponsored enterprises;

- obligations of non-U.S. governments or their subdivisions, agencies and government-sponsored enterprises; and obligations of international agencies or supranational entities.

The value of these securities may change daily based on changes in interest rates, and other market conditions and factors. Risks include, without limitation:

- fluctuations in market value;

- changes in interest rates: the value of a fixed-income security generally decreases as interest rates rise;

- length of time to maturity: the longer the duration, the more vulnerable the value of a fixed-income security is to fluctuations in interest rates;

- issuers defaulting on their obligations to pay interest or return principal.

Some funds may invest in derivatives based on Fixed-Income Instruments.

INVESTING IN WARRANTS AND RIGHTS

Warrants and rights may be considered more speculative than certain other types of investments because they do not entitle a holder to the dividends or voting rights for the securities that may be purchased. They do not represent any rights in the assets of the issuing company. Also, the value of a warrant or right does not necessarily change with the value of the underlying securities. A warrant or right ceases to have value if it is not exercised prior to the expiration date.

INVESTING IN DISTRESSED SECURITIES

Certain funds may invest in distressed securities. Distressed securities are speculative and involve substantial risks. Generally, a fund will invest in distressed securities when the sub-adviser believes they offer significant potential for higher returns or can be exchanged for other securities that offer this potential. However, there can be no assurance that a fund will achieve these returns or that the issuer will make an exchange offer or adopt a plan of reorganization. A fund will generally not receive interest payments on the distressed securities and may incur costs to protect its investment. In addition, distressed securities involve the substantial risk that principal will not be repaid. Distressed securities and any securities received in an exchange for such securities may be subject to restrictions on resale.

- ZERO COUPON SECURITIES. Zero coupon securities do not pay interest or principal until final maturity unlike debt securities that provide periodic payments of interest (referred to as coupon payments). Investors buy zero coupon securities at a price below the amount payable at maturity. The difference between the purchase price and the amount paid at maturity represents interest on the zero coupon security. Investors must wait until maturity to receive interest and principal, which exposes investors to risks of payment default and volatility.

- VARIABLE RATE DEMAND INSTRUMENTS. Variable rate demand instruments are securities that require the Issuer or a third party, such as a dealer or bank, to repurchase the security for its face value upon demand. Investors in these securities are subject to the risk that the dealer or bank may not repurchase the instrument. The securities also pay interest

                                   APPENDIX A-4

APPENDIX A

EXPLANATION OF STRATEGIES AND RISKS
--------------------------------------------------------------------------------

  at a variable rate intended to cause the securities to trade at their face value. The funds treat demand instruments as short-term securities, because their variable interest rate adjusts in response to changes in market rates even though their stated maturity may extend beyond 13 months.

- CREDIT ENHANCEMENT. Credit enhancement consists of an arrangement in which a company agrees to pay amounts due on a fixed-income security if the issuer defaults. In some cases the company providing credit enhancement makes all payments directly to the security holders and receives reimbursement from the Issuer. Normally, the credit enhancer has greater financial resources and liquidity than the issuer. For this reason, the sub-adviser usually evaluates the credit risk of a fixed-income security based solely upon its credit enhancement.

INVESTING IN SMALL- OR MEDIUM-SIZED COMPANIES

Investing in small- and medium-sized companies involves greater risk than is customarily associated with more established companies. Stocks of such companies may be subject to more abrupt or erratic price movements than larger company securities. Small companies often have limited product lines, markets, or financial resources and their management may lack depth and experience. Such companies usually do not pay significant dividends that could cushion returns in a falling market.

INVESTING IN PRECIOUS METAL RELATED SECURITIES

Prices of precious metals and of precious metal related securities historically have been very volatile. The high volatility of precious metal prices may adversely affect the financial condition of companies involved with precious metals. The production and sale of precious metals by governments or central banks or other larger holders can be affected by various economic, financial, social and political factors, which may be unpredictable and may have a significant impact on the prices of precious metals. Other factors that may affect the prices of precious metals and securities related to them include changes in inflation, the outlook for inflation and changes in industrial and commercial demand for precious metals.

INVESTING IN MORTGAGE-RELATED SECURITIES

Mortgage-related securities in which a fund may invest represent pools of mortgage loans assembled for sale to investors by various governmental agencies or government-related organizations, as well as by nongovernmental issuers such as commercial banks, savings and loan institutions, mortgage bankers and private mortgage insurance companies. Although certain mortgage-related securities are guaranteed by a third party or otherwise similarly secured, the market value of the security, is not so secured. A fund's investments in mortgage-related securities are exposed to prepayment risk, which is the possibility that mortgage holders will repay their loans early during periods of falling interest rates, requiring the fund to reinvest in lower-yielding instruments and receive less principal or income than originally was anticipated. Rising interest rates tend to extend the duration of mortgage-related securities, making them more sensitive to changes in interest rates.

INVESTING IN REAL ESTATE SECURITIES

Investments in the real estate industry are subject to risks associated with direct investment in real estate. These risks include:

- declining real estate value;

- risks relating to general and local economic conditions;

- over-building;

- increased competition for assets in local and regional markets;

- increases in property taxes;

- increases in operating expenses or interest rates;

- change in neighborhood value or the appeal of properties to tenants;

- insufficient levels of occupancy;

- inadequate rents to cover operating expenses

The performance of securities issued by companies in the real estate industry also may be affected by prudent management of insurance risks, adequacy of financing available in capital markets, competent management, changes in applicable laws and government regulations (including taxes) and social and economic trends.

INVESTING IN REITS

Equity REITs can be affected by any changes in the value of the properties owned. A REIT's performance depends on the types and locations of the properties it owns and on how well it manages those properties or loan financings. A decline in rental income could occur because of extended vacancies, increased competition from other properties, tenants' failure to pay rent or poor management. A REIT's performance also depends on the company's ability to finance property purchases and renovations and manage its cash flows. Because REITs are typically invested in a limited number of projects or in a particular market segment, they are more susceptible to adverse developments affecting a single project or market segment than more broadly diversified investments. Loss of status as a qualified REIT or changes in the treatment of REITs under the federal tax law, could adversely affect the value of a particular REIT or the market for REITs as a whole.

INVESTING IN OTHER INVESTMENT COMPANIES

To the extent that an underlying fund of an asset allocation fund invests in other investment companies, including exchange-traded funds, it bears its pro rata share of these investment companies' expenses, and is subject to the effects of the business and regulatory developments that affect these investment companies and the investment company industry generally.

INVESTING IN EXCHANGE-TRADED FUNDS

An investment in an ETF generally presents the same primary risks as an investment in a conventional fund (i.e., one that is not exchange-traded) that has the same investment objectives, strategies and policies. The price of an ETF can fluctuate up and down, and a fund could lose money investing in an ETF if the prices of the securities owned by the ETF go down. In addition,

                                   APPENDIX A-5

APPENDIX A

EXPLANATION OF STRATEGIES AND RISKS
--------------------------------------------------------------------------------

ETFs are subject to the following risks that do not apply to conventional funds:
(i) the market price of an ETF's shares may trade above or below their net asset value; (ii) an active trading market for an ETF's shares may not develop or be maintained; or (iii) trading of an ETF's shares may be halted if the listing exchange's officials deem such action appropriate, the shares are delisted from the exchange, or the activation of market-wide "circuit breakers" (which are tied to large decreases in stock prices) halts stock trading generally.

INVESTING IN SYNDICATED BANK LOANS

Certain funds may invest in certain commercial loans generally known as "syndicated bank loans" by acquiring participations or assignments in such loans. The lack of a liquid secondary market for such securities may have an adverse impact on the value of the securities and a fund's ability to dispose of particular assignments or participations when necessary to meet redemptions of shares or to meet the fund's liquidity needs. When purchasing a participation, a fund may be subject to the credit risks of both the borrower and the lender that is selling the participation. When purchasing a loan assignment, a fund acquires direct rights against the borrowers, but only to the extent of those held by the assigning lender. Investment in loans through a direct assignment from the financial institution's interests with respect to a loan may involve additional risks to a fund. It is also unclear whether loans and other forms of direct indebtedness offer securities law protections against fraud and misrepresentation. In the absence of definitive regulatory guidance, a fund relies on its sub-adviser's research in an attempt to avoid situations where fraud or misrepresentation could adversely affect the fund.

INVESTING IN SPECIAL SITUATIONS

Certain funds may invest in "special situations" from time to time. Special situations arise when, in the opinion of a fund manager, a company's securities may be undervalued, then potentially increase considerably in price, due to:

- a new product or process;

- a management change;

- a technological breakthrough;

- an extraordinary corporate event;

- a temporary imbalance in the supply of, and demand for, the securities of an Issuer

Investing in a special situation carries an additional risk of loss if the expected development does not happen or does not attract the expected attention. The impact of special situation investing to a fund will depend on the size of the fund's investment in a situation.

TAX EFFICIENT MANAGEMENT

Certain sub-advisers strive to manage certain of the fund in a tax efficient manner. Each relevant fund seeks to minimize capital gains distributions through its investment strategy. To do so, sub-advisers generally seek to follow the following strategies:

(1) Whenever the manager intends to make a sale, the manager will seek to always sell the highest cost lots; when the manager expects the sale will result in a capital gain, the manager looks for a capital loss that can be taken in another stock where the sale also makes economic sense.

(2) When taxable dividends and interest accumulates, the manager looks for short term losses to take to offset the income. In either case, the manager tries to accomplish this tax efficiency without compromising the investment opportunity in the fund.

There is no guarantee a fund's attempt to manage the portfolio in a tax-efficient manner will be successful.

PORTFOLIO TURNOVER

A fund may engage in a significant number of short-term transactions, which may lower fund performance. High turnover rate will not limit a manager's ability to buy or sell securities for these funds. Increased turnover (100% or more) results in higher brokerage costs or mark-up charges for a fund. The funds ultimately pass these charges on to shareholders. Short-term trading may also result in short-term capital gains, which are taxed as ordinary income to shareholders.

COUNTRY, SECTOR OR INDUSTRY FOCUS

Unless otherwise stated in a fund's objective or its principal strategies and policies, as a fundamental policy governing concentration, no fund will invest more than 25% of its total assets in any one particular industry, other than U.S. government securities and its agencies. In addition, to the extent a fund invests a significant portion of its assets in one or more countries, sectors or industries at any time, the fund will face a greater risk of loss due to factors affecting the country, sector or industry than if the fund always maintained wide diversity among the countries, sectors and industries in which it invests. For example, technology companies involve risks due to factors such as the rapid pace of product change, technological developments and new competition. Their stocks historically have been volatile in price, especially over the short term, often without regard to the merits of individual companies. Banks and financial institutions are subject to potentially restrictive governmental controls and regulations that may limit or adversely affect profitability and share price. In addition, securities in that sector may be very sensitive to interest rate changes throughout the world.

SECURITIES LENDING

Certain funds may lend securities to other financial institutions that provide cash or other securities as collateral. This involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, a fund may lose money and there may be a delay in recovering the loaned securities. A fund could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. These events could trigger adverse tax consequences to a fund.

RESERVE INVESTMENT FUNDS

TA IDEX T. Rowe Price Small Cap, and TA IDEX T. Rowe Price Tax-Efficient Growth may invest in money market instruments directly or indirectly through investment in an internally managed money market fund, the T. Rowe Price

                                   APPENDIX A-6

APPENDIX A

EXPLANATION OF STRATEGIES AND RISKS
--------------------------------------------------------------------------------

Reserve Investment Funds, Inc. (Reserve Fund). The T. Rowe Price Reserve Investment Fund and T. Rowe Price Government Reserve Investment Fund, each a series of the Reserve Fund, are advised by T. Rowe Price and charge no advisory fees to the investment manager, but other fees may be incurred which may result in a duplication of fees.

IPOS

IPOs are subject to specific risks which include:

- high volatility;

- no track record for consideration;

- securities may be illiquid;

- earnings are less predictable.

TEMPORARY DEFENSIVE STRATEGIES

For temporary defensive purposes, a fund may, at times, choose to hold some portion of its net assets in cash, or to invest that cash in a variety of debt securities. This may be done as a defensive measure at times when desirable risk/reward characteristics are not available in stocks or to earn income from otherwise uninvested cash. When a fund increases its cash or debt investment position, its income may increase while its ability to participate in stock market advances or declines decrease. Furthermore, when a fund assumes a temporary defensive position it may not be able to achieve its investment objective.

INTERNET OR INTRANET SECTOR RISK

Certain funds may invest primarily in companies engaged in Internet and Intranet related activities. The value of such companies is particularly vulnerable to rapidly changing technology, extensive government regulation and relatively high risks of obsolescence caused by scientific and technological advances. The value of the fund's shares may fluctuate more than shares of a fund investing in a broader range of industries.

SHORT SALES

A fund may sell securities "short against the box." A short sale is the sale of a security that the fund does not own or, if a fund does not own such security, it is not to be delivered upon consummation of the sale. A short sale is "against the box" if at all times when the short position is open, the Fund owns an equal amount of the securities convertible into, or exchangeable without further consideration for, securities of the same issue as the securities sold short. If the price of the security sold short increases, the fund would incur a loss; conversely, if the price declines, the fund will realize a gain. Although the gain is limited by the price at which the security was sold short, the risk of loss is potentially unlimited.

INVESTMENT STYLE RISK

Different investment styles tend to shift in and out of favor depending upon market and economic conditions as well as investor sentiment. A fund may outperform or underperform other funds that employ a different investment style. A fund may also employ a combination of styles that impact its risk characteristics. Examples of different investment styles include growth and value investing. Growth stocks may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company's growth of earnings potential. Also, since growth companies usually invest a high portion of earnings in their business, growth stocks may lack the dividends of value stocks that can cushion stock prices in a falling market. Growth oriented funds will typically underperform when value investing is in favor. The value approach carries the risk that the market will not recognize a security's intrinsic value for a long time, or that a stock considered to be undervalued may actually be appropriately priced.

ISSUER-SPECIFIC CHANGES

The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. Lower-quality debt securities (those of less than investment-grade quality) and certain other types of securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments and can be difficult to resell.

INVESTMENT STRATEGIES

A fund is permitted to use other securities and investment strategies in pursuit of its investment objective, subject to limits established by the fund's Board of Trustees. No fund is under any obligation to use any of the techniques or strategies at any given time or under any particular economic condition. Certain instruments and investment strategies may expose the funds to other risks and considerations, which are discussed in the funds' SAI.

                                   APPENDIX A-7

APPENDIX B

BOND RATINGS
--------------------------------------------------------------------------------

                                  BOND RATINGS
                                   APPENDIX B

BRIEF EXPLANATION OF RATING CATEGORIES

                                     BOND RATING                           EXPLANATION
                                     -----------                           -----------
STANDARD & POOR'S CORPORATION         AAA          Highest rating; extremely strong capacity to pay principal and interest.
                                      AA           High quality; very strong capacity to pay principal and
                                                   interest.
                                      A            Strong capacity to pay principal and interest; somewhat more susceptible to the adverse effects of changing circumstances and economic conditions.
                                      BBB          Adequate capacity to pay principal and interest; normally
                                                   exhibit adequate protection parameters, but adverse economic conditions or changing circumstances more likely to lead to a weakened capacity to pay principal and interest than for higher rated bonds.
                                      BB, B, and   Predominantly speculative with respect to the issuer's
                                      CC, CC, C    capacity to meet required interest and principal payments.
                                                   BB -- lowest degree of speculation; C -- the highest degree of speculation. Quality and protective characteristics
                                                   outweighed by large uncertainties or major risk exposure to adverse conditions
                                      D            In default.

PLUS (+) OR MINUS (-) -- The ratings from "AA" to "BBB" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

UNRATED -- Indicates that no public rating has been requested, that there is insufficient information on which to base a rating, or that S&P does not rate a particular type of obligation as a matter of policy.

MOODY'S INVESTORS SERVICE, INC.       Aaa          Highest quality, smallest degree of investment risk.
                                      Aa           High quality; together with Aaa bonds, they compose the
                                                   high-grade bond group.
                                      A            Upper-medium grade obligations; many favorable investment
                                                   attributes.
                                      Baa          Medium-grade obligations; neither highly protected nor
                                                   poorly secured. Interest and principal appear adequate for the present but certain protective elements may be lacking or may be unreliable over any great length of time.
                                      Ba           More uncertain, with speculative elements. Protection of
                                                   interest and principal payments not well safeguarded during good and bad times.
                                      B            Lack characteristics of desirable investment; potentially
                                                   low assurance of timely interest and principal payments or maintenance of other contract terms over time.
                                      Caa          Poor standing, may be in default; elements of danger with
                                                   respect to principal or interest payments.
                                      Ca           Speculative in a high degree; could be in default or have
                                                   other marked short-comings.
                                      C            Lowest-rated; extremely poor prospects of ever attaining
                                                   investment standing.

UNRATED -- Where no rating has been assigned or where a rating has been suspended or withdrawn, it may be for reasons unrelated to the quality of the issue.

Should no rating be assigned, the reason may be one of the following:

    1.  An application for rating was not received or accepted.

    2. The issue or issuer belongs to a group of securities or companies that are not rated as a matter of policy.

    3.  There is a lack of essential data pertaining to the issue or issuer.

    4. The issue was privately placed, in which case the rating is not published in Moody's publications.

Suspension or withdrawal may occur if new and material circumstances arise, the effects of which preclude satisfactory analysis; if there is no longer available reasonable up-to-date data to permit a judgment to be formed; if a bond is called for redemption; or for other reasons.

                                   APPENDIX B-1

                            NOTICE OF PRIVACY POLICY

At Transamerica IDEX Mutual Funds, protecting your privacy is very important to us. We want you to understand what information we collect and how we use it. We collect and use "nonpublic personal information" in connection with providing our customers with a broad range of financial products and services as effectively and conveniently as possible. We treat nonpublic personal information in accordance with our Privacy Policy.

WHAT INFORMATION WE COLLECT AND FROM WHOM WE COLLECT IT

We may collect nonpublic personal information about you from the following sources:

- Information we receive from you on applications or other forms, such as your name, address and account number;

- Information about your transactions with us, our affiliates, or others, such as your account balance and purchase/redemption history; and

- Information we receive from non-affiliated third parties, including consumer reporting agencies.

WHAT INFORMATION WE DISCLOSE AND TO WHOM WE DISCLOSE IT

We do not disclose any nonpublic personal information about current or former customers to anyone without their express consent, except as permitted by law. We may disclose the nonpublic personal information we collect, as described above, to persons or companies that perform services on our behalf and to other financial institutions with which we have joint marketing agreements. We will require these companies to protect the confidentiality of your nonpublic personal information and to use it only to perform the services for which we have hired them.

OUR SECURITY PROCEDURES

We restrict access to your nonpublic personal information and only allow disclosures to persons and companies as permitted by law to assist in providing products or services to you. We maintain physical, electronic and procedural safeguards to protect your nonpublic personal information and to safeguard the disposal of certain consumer information.

If you have any questions about our privacy policy, please call 1-888-233-4339 on any business day between 8 a.m. and 7 p.m. Eastern Time.

Note: This privacy policy applies only to customers that have a direct relationship with us or our wholly-owned subsidiaries. If you own shares of a Transamerica IDEX Mutual Fund in the name of a third party such as a bank or broker-dealer, its privacy policy may apply to you instead of ours.

                    THIS PAGE IS NOT PART OF THE PROSPECTUS

BOTH THE INVESTMENT RETURNS AND PRINCIPAL VALUE OF MUTUAL FUNDS WILL FLUCTUATE OVER TIME SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

                         Transamerica IDEX Mutual Funds
                            www.TransamericaIDEX.com
        Customer Service: 1-888-233-4339 o Sales Support: 1-800-851-7555
                    P.O. Box 9012, Clearwater, FL 33758-9012
             Distributor: AFSG Securities Corporation, Member NASD


      Shareholder inquiries and transaction requests should be mailed to:
                         Transamerica IDEX Mutual Funds
                                P.O. Box 219945
                           Kansas City, MO 64121-9945


ADDITIONAL INFORMATION about these funds is contained in the Statement of Additional Information, dated March 1, 2006, and in the annual and semi-annual reports to shareholders, which are incorporated by reference into this prospectus. Other information about these funds has been filed with and is available from the U.S. Securities and Exchange Commission. Information about the funds (including the Statement of Additional Information) can be reviewed and copied at the Securities and Exchange Commission's Public Reference Room in Washington, D.C. Information on the operation of the public reference room may be obtained by calling the Commission at 1-202-942-8090. Copies of this information may be obtained, upon payment of a duplication fee, by electronic request at the following e-mail address, publicinfo@sec.gov, or by writing to the Public Reference Section of the Commission, Washington D.C. 20549-0102. Reports and other information about the funds are also available on the Commission's Internet site at http://www.sec.gov. To obtain a copy of the Statement of Additional Information or the annual and semi-annual reports, without charge, or to make other inquiries about these funds, call or write to Transamerica IDEX Mutual Funds at the phone number or address above. In the Transamerica IDEX annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the funds' performance during the last fiscal year.

The Investment Company Act File Number for Transamerica IDEX Mutual Funds is 811-04556.